TABLE OF CONTENTS

AIM Variable Insurance Funds, Inc.
  AIM V.I. Aggressive Growth Fund...........................................   1
  AIM V.I. Balanced Fund....................................................  12
  AIM V.I. Blue Chip Fund...................................................  28
  AIM V.I. Capital Appreciation Fund........................................  37
  AIM V.I. Capital Development Fund.........................................  48
  AIM V.I. Dent Demographic Trends Fund.....................................  60
  AIM V.I. Diversified Income Fund..........................................  69
  AIM V.I. Global Growth and Income Fund....................................  83
  AIM V.I. Global Utilities Fund............................................  91
  AIM V.I. Government Securities Fund....................................... 102
  AIM V.I. Growth Fund...................................................... 111
  AIM V.I. Growth and Income Fund........................................... 121
  AIM V.I. High Yield Fund.................................................. 131
  AIM V.I. International Equity Fund........................................ 142
  AIM V.I. Money Market Fund................................................ 153
  AIM V.I. Telecommunications and Technology Fund........................... 161
  AIM V.I. Value Fund....................................................... 170


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. AGGRESSIVE GROWTH FUND

FUND CHALKS UP IMPRESSIVE GAINS

DESPITE A VOLATILE MARKET ENVIRONMENT, MID- earnings were particularly hard hit.       appealing earnings prospects of small and
AND SMALL-CAP STOCKS POSTED POSITIVE        Investors were also concerned that the     mid-sized companies. We also took
RETURNS FOR THE REPORTING PERIOD. HOW DID   Federal Reserve Board (the Fed) might      advantage of the market sell-off in the
AIM V.I. AGGRESSIVE GROWTH FUND PERFORM?    continue to raise interest rates to slow   spring to buy the stocks of quality
  The fund weathered a steep market         torrid economic growth and to contain      companies at reduced prices.
decline in April and May, recording an      inflation. On May 16, the Fed, which
impressive 20.35% cumulative total return   launched a monetary tightening policy in   HOW WAS THE FUND POSITIONED AS OF JUNE 30?
for the six months ended June 30, 2000.     June 1999, raised the key federal funds    At the end of the reporting period, the
The fund significantly outperformed the     rate--the rate banks charge one another    fund had 174 equity holdings. Technology
Russell 2000 Index, the Russell 2500 Index  for overnight loans--from 6.0% to 6.5%.    stocks made up 47% of the portfolio. The
and the Lipper Small-Cap Growth Fund        Interest-rate concerns before and after    fund's significant exposure to the
Index, which recorded gains of 3.04%,       the Fed's action prompted a sell-off that  technology sector was a result of our
5.69% and 11.60%, respectively, over the    affected nearly every stock-market sector  stock-selection process, which is based on
same period.                                in April and May, causing markets to be    earnings growth prospects, not
                                            extremely volatile.                        macroeconomic predictions. We continued to
TOTAL RETURNS OF FUND VS. INDEXES              Markets rallied in June as key economic find many companies with excellent
                                            data, such as housing starts and retail    earnings prospects in the technology
12/31/99-6/30/00                            sales, indicated that the economy might be sector. Moreover, we generally do not buy
                                            slowing, diminishing the possibility of    the stocks of companies that have no
                              Lipper        further Fed rate hikes. At its June 28     earnings. During the reporting period, we
 AIM V.I.                    Small Cap      meeting, the Fed left interest rates       sold the stocks of tech companies whose
Aggressive  Russell  Russell  Growth        unchanged. The June rally enabled the      economic fundamentals showed signs of
 Growth      2000     2500     Fund         Nasdaq, which lost 37.3% of its value      deteriorating.
  Fund       Index    Index    Index        between March 10 and May 23, to end the       Industries within the technology sector
----------  -------  ------- ---------      reporting period down only 2.54%.          that were prominently represented in the
  20.35%     3.04%    5.69%   11.60%           While the Dow was down 8.44% for the    portfolio included computer software and
                                            six months ended June 30, the S&P 400 was  services, communications equipment and
WHAT WERE THE KEY TRENDS IN THE STOCK       up 9.06%, surpassing the gains of the      semiconductors. These industries are
MARKET?                                     Russell 2000 Index. Investors generally    benefiting from the steady sales of
Markets soared, then declined before        favored the stocks of companies with       personal computers, the proliferation of
staging a comeback as the reporting period  tangible earnings. In the small-cap stock  new communications devices and the
drew to a close. During the first three     universe, value stocks slightly            expansion of the Internet.
months of 2000, several key market indexes  outperformed growth stocks, while in the
rose to new heights, with the Dow setting   large- and mid-cap stock categories,       WHAT WERE A FEW OF THE TECH STOCKS IN THE
a record in January and the technology-     growth stocks were the better performers.  PORTFOLIO?
dominated Nasdaq following suit in March.                                              . Microchip Technology, the fund's
High-flying technology stocks helped        WAS THE FUND ABLE TO TAKE ADVANTAGE OF       largest holding, makes low-cost embedded
propel these advances. Toward the end of    THESE MARKET TRENDS?                         control products for the automotive,
March, however, investors became concerned  Yes, because mid-, small- and micro-cap      consumer, communications, industrial and
that tech stocks might be overvalued,       stocks, which recorded positive gains for    office automation markets.
sparking a sharp sell-off in this sector.   the reporting period, made up 95% of the   . Power-One, the fund's second-largest
In April, a federal court ruling against    fund's stock portfolio. Investors            holding, makes power supplies that
software giant Microsoft (not a fund        gravitated to mid- and small-cap stocks      include AC/DC converters and voltage
holding) helped perpetuate the sell-off.    because of their attractive valuations       power switchers used in communications,
The stocks of Internet companies with no    compared to large-cap stocks and the         medical and other electronic equipment.

                        AIM V.I. AGGRESSIVE GROWTH FUND                        1

PORTFOLIO COMPOSITION                                                                             may refrain from further
                                                                                                  interest-rate increases.
As of 6/30/00, based on total net assets                                                          Moreover, a presidential
                                                                                                  election is looming in the fall.
TOP 10 EQUITY HOLDINGS                          TOP 10 INDUSTRIES                                 To appear unbiased, the Fed has
---------------------------------------------   ------------------------------------------------  tended to leave interest rates
 1. Microchip Technology Inc.           2.76%    1. Electronics (Semiconductors)          11.10%  unchanged in the months
---------------------------------------------   ------------------------------------------------  immediately preceding a
 2. Power-One, Inc.                     2.68     2. Computers (Software & Services)        9.44   presidential election. If Fed
---------------------------------------------   ------------------------------------------------  policy ultimately succeeds in
 3. Integrated Device Technology, Inc.  1.57     3. Communications Equipment               6.41   slowing economic growth to a
---------------------------------------------   ------------------------------------------------  more sustainable rate and in
 4. Alpha Industries, Inc.              1.49     4. Oil & Gas (Drilling & Equipment)       6.26   keeping inflation at bay, it
---------------------------------------------   ------------------------------------------------  could prolong the current record
 5. Polycom, Inc.                       1.48     5. Electrical Equipment                   5.09   economic expansion. Such an
---------------------------------------------   ------------------------------------------------  environment could help sustain
 6. Actel Corp.                         1.44     6. Equipment (Semiconductor)              4.58   corporate earnings growth and
---------------------------------------------   ------------------------------------------------  prove favorable for stocks,
 7. Dallas Semiconductor Corp.          1.29     7. Computers (Peripherals)                4.25   particularly mid-cap issues
---------------------------------------------   ------------------------------------------------  because of their attractive
 8. Robert Half International Inc.      1.28     8. Electronics (Component Distributors)   3.37   valuations.
---------------------------------------------   ------------------------------------------------     However, uncertainty over the
 9. Credence Systems Corp.              1.25     9. Telecommunications (Cellular/Wireless) 2.44   Fed's actions and other factors
---------------------------------------------   ------------------------------------------------  could perpetuate the volatility
10. Kopin Corp.                         1.17    10. Health Care (Hospital Management)      2.38   that has characterized markets
                                                                                                  in recent months. In such an
The fund's portfolio composition is subject to change, and there is no assurance that the fund    environment, investors would be
will continue to hold any particular security.                                                    well advised to take a long-term
                                                                                                  perspective on their investment.
 . Integrated Device Technology makes high-  WHAT OTHER STOCKS PERFORMED WELL FOR THE
  performance semiconductor products for    FUND?                                                 FUND PERFORMANCE
  computers and communications and          . Robert Half International provides
  networking devices.                         temporary and permanent staffing for                AVERAGE ANNUAL TOTAL RETURNS
 . Alpha Industries sells integrated           accounting and financial-services firms.
  circuits that help send and receive       . National-Oilwell makes oil and natural-             As of 6/30/00
  radio frequencies.                          gas drilling equipment for offshore and             ---------------------------------
 . Polycom makes long-distance video-,         land drilling rigs.                                 Inception (5/1/98)         28.64%
  audio- and data-conferencing products.                                                          ---------------------------------
 . Actel makes integrated circuits           WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?               1 Year                     61.18
  communications, computer, electronics     The near-term outlook for stocks could                ---------------------------------
  and other manufacturers can adapt to      depend to a large extent on the Fed's
  meet their product needs.                 ability to bring the economy to a "soft               RESULTS OF A $10,000 INVESTMENT
                                            landing." With increasing evidence that               FUND VS. INDEXES
                                            economic growth could be slowing, the Fed
------------------------------------------------------------------------------------------------  5/1/98-6/30/00*

The performance figures shown here, which      The unmanaged National Association of                       Lipper
re-present AIM V.I. Aggressive Growth       Securities Dealers Automated Quotation                 Fund   Small-Cap   Russell
Fund, are intended to reflect actual        System Composite Index (the Nasdaq) is a              Class A Growth Fund  2000
annuity values, and they do not reflect     market-value-weighted index comprising all             Shares  Index      Index
charges at the separate-account level       domestic and non-U.S.-based common stocks             ------- ----------- -------
which (if applied) would lower them. AIM    listed on the Nasdaq system. It includes              $17,247   $16,198   $11,002
V.I. Aggressive Growth Fund's performance   more than 5,000 companies, and it is often
figures are historical, and they reflect    considered representative of the small and            * Index performance is from
the reinvestment of distributions and       medium-sized company stock universe. While            4/30/98-6/30/00
changes in net asset value. The fund's      it includes many small and mid-sized                  The fund's performance figures
investment return and principal value will  company stocks, large-capitalization                  are historical, and they reflect
fluctuate, so an investor's shares, when    technology companies tend to dominate the             changes in net asset value and
redeemed, may be worth more or less than    index.                                                the reinvestment of
their original cost.                           The unmanaged Russell 2000 Index                   distributions. The fund's
   Had fees and expenses not been waived    represents the performance of the stocks              investment return and principal
during the reporting period, returns        of small-capitalization companies.                    value will fluctuate, so an
would have been lower.                         The unamanged Russell 2500 Index                   investor's shares, when
   Investing in small and mid-sized         measures the performance of the 2,500                 redeemed, may be worth more or
companies may involve greater risk and      smallest companies in the Russell 3000                less than their original cost.
potential reward than investing in more     Index, which measures the performance of              Past performance cannot
established companies.                      the 3,000 largest U.S. companies based on             guarantee comparable future
   The unmanaged Dow Jones Industrial       total market capitalization.                          results. MARKET VOLATILITY CAN
Average (the Dow) is a price-weighted          The unmanaged Standard & Poor's MidCap             SIGNIFICANTLY IMPACT SHORT-TERM
average of 30 actively traded primarily     400 Index (the S&P 400) comprises the                 PERFORMANCE. RESULTS OF AN
industrial stocks.                          common stocks of approximately 400 mid-               INVESTMENT MADE TODAY MAY DIFFER
   The unmanaged Lipper Small Cap Growth    capitalization companies.                             SUBSTANTIALLY FROM THE
Fund Index represents an average of the        An investment cannot be made in an                 HISTORICAL PERFORMANCE SHOWN.
performance of the 30 largest small-        index. Unless otherwise indicated, index
capitalization growth funds tracked by      results include reinvested dividends.
Lipper, Inc., an independent mutual fund
performance monitor.

2                       AIM V.I. AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                          MARKET
                                               SHARES      VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 90.38%

AIR FREIGHT - 0.30%

Expeditors International of Washington, Inc.      2,700 $   128,250
-------------------------------------------------------------------

AIRLINES - 0.21%

Ryanair Holdings PLC - ADR (Ireland)(a)           2,500      91,250
-------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.39%

Gentex Corp.(a)                                   6,600     165,825
-------------------------------------------------------------------

BANKS (REGIONAL) - 0.65%

Bank United Corp. - Class A                       2,700      95,006
-------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)              6,600     136,950
-------------------------------------------------------------------
Trustmark Corp.                                   2,600      45,337
-------------------------------------------------------------------
                                                            277,293
-------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 0.15%

Canandaigua Brands, Inc. - Class A(a)             1,300      65,569
-------------------------------------------------------------------

BIOTECHNOLOGY - 0.56%

Aurora Biosciences Corp.(a)                       1,700     115,919
-------------------------------------------------------------------
PE Corp. - Celera Genomics Group(a)               1,300     121,550
-------------------------------------------------------------------
                                                            237,469
-------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.80%

Hispanic Broadcasting Corp.(a)                    3,800     125,875
-------------------------------------------------------------------
Radio One, Inc. - Class A(a)                      2,800      82,775
-------------------------------------------------------------------
Radio One, Inc. - Class D(a)                      6,100     134,581
-------------------------------------------------------------------
                                                            343,231
-------------------------------------------------------------------

BUILDING MATERIALS - 0.20%

Simpson Manufacturing Co., Inc.(a)                1,800      86,062
-------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 1.01%

Cambrex Corp.                                     3,100     139,500
-------------------------------------------------------------------
OM Group, Inc.                                    6,600     290,400
-------------------------------------------------------------------
                                                            429,900
-------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 6.41%

Aspect Communications Corp.(a)                    3,100     121,869
-------------------------------------------------------------------
BreezeCom Ltd. (Israel)(a)                        2,000      87,000
-------------------------------------------------------------------
Comverse Technology, Inc.(a)                      3,600     334,800
-------------------------------------------------------------------
Digital Lightwave, Inc.(a)                        2,200     221,100
-------------------------------------------------------------------
Dycom Industries, Inc.(a)                         4,100     188,600
-------------------------------------------------------------------
Finisar Corp.(a)                                  3,700      96,894
-------------------------------------------------------------------
MasTec, Inc.(a)                                   3,963     151,337
-------------------------------------------------------------------
Polycom, Inc.(a)                                  6,700     630,428
-------------------------------------------------------------------
Proxim, Inc.(a)                                   2,200     217,731
-------------------------------------------------------------------
REMEC, Inc.(a)                                    5,300     221,937
-------------------------------------------------------------------
Sawtek Inc.(a)                                    3,900     224,494
-------------------------------------------------------------------
Tollgrade Communications, Inc.(a)                 1,800     238,500
-------------------------------------------------------------------
                                                          2,734,690
-------------------------------------------------------------------

                                                     MARKET
                                          SHARES      VALUE
COMPUTERS (HARDWARE) - 1.27%

National Instruments Corp.(a)               11,250 $   490,781
--------------------------------------------------------------
Visual Networks, Inc.(a)                     1,800      51,300
--------------------------------------------------------------
                                                       542,081
--------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.92%

MRV Communications, Inc.(a)                  2,600     174,850
--------------------------------------------------------------
SonicWALL, Inc.(a)                           4,500     396,281
--------------------------------------------------------------
VeriSign, Inc.(a)                              500      88,250
--------------------------------------------------------------
Virata Corp.(a)                              2,700     160,987
--------------------------------------------------------------
                                                       820,368
--------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 4.25%

Actel Corp.(a)                              13,500     615,937
--------------------------------------------------------------
Cybex Computer Products Corp.(a)             2,250      96,750
--------------------------------------------------------------
QLogic Corp.(a)                              6,600     436,012
--------------------------------------------------------------
SanDisk Corp.(a)                             4,500     275,344
--------------------------------------------------------------
Silicon Storage Technology, Inc.(a)          4,400     388,575
--------------------------------------------------------------
                                                     1,812,618
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 9.44%

American Management Systems, Inc.(a)         8,100     265,908
--------------------------------------------------------------
Aspen Technology, Inc.(a)                    9,000     346,500
--------------------------------------------------------------
Business Objects S.A. - ADR (France)(a)      2,600     229,125
--------------------------------------------------------------
Diamond Technology Partners Inc.(a)          2,600     228,800
--------------------------------------------------------------
Entrust Technologies Inc.                    1,700     140,675
--------------------------------------------------------------
Gemstar International Group Ltd.(a)          2,700     165,923
--------------------------------------------------------------
Inforte Corp.(a)                             1,800      64,800
--------------------------------------------------------------
ISS Group, Inc.(a)                           1,300     128,355
--------------------------------------------------------------
Jack Henry & Associates                      8,800     441,100
--------------------------------------------------------------
Macromedia, Inc.(a)                          2,000     193,375
--------------------------------------------------------------
Macrovision Corp.(a)                         4,500     287,648
--------------------------------------------------------------
Mercator Software, Inc.(a)                   1,200      82,500
--------------------------------------------------------------
Mercury Interactive Corp.(a)                 1,800     174,150
--------------------------------------------------------------
Micromuse Inc.(a)                              900     148,936
--------------------------------------------------------------
NetIQ Corp.(a)                               1,241      73,995
--------------------------------------------------------------
Peregrine Systems, Inc.(a)                   3,500     121,406
--------------------------------------------------------------
Rational Software Corp.(a)                   1,700     157,994
--------------------------------------------------------------
Secure Computing Corp.(a)                    9,000     169,312
--------------------------------------------------------------
Symantec Corp.(a)                            6,600     355,987
--------------------------------------------------------------
Verity, Inc.(a)                              6,600     250,800
--------------------------------------------------------------
                                                     4,027,289
--------------------------------------------------------------

                   AIM V.I. AGGRESSIVE GROWTH FUND           3

                                                           MARKET
                                                SHARES      VALUE
CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.18%

Fossil, Inc.(a)                                    3,950 $    76,778
--------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.43%

Patterson Dental Co.(a)                            3,600     183,600
--------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 5.09%

Black Box Corp.(a)                                 2,600     205,847
--------------------------------------------------------------------
Cohu, Inc.                                         2,200      59,331
--------------------------------------------------------------------
CommScope, Inc.(a)                                 9,000     369,000
--------------------------------------------------------------------
Cree, Inc.(a)                                      1,800     240,300
--------------------------------------------------------------------
Molex, Inc. - Class A                              8,750     306,250
--------------------------------------------------------------------
Plexus Corp.(a)                                    3,100     350,300
--------------------------------------------------------------------
Sanmina Corp.(a)                                   3,500     299,250
--------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                    8,950     339,541
--------------------------------------------------------------------
                                                           2,169,819
--------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 3.37%

C-COR.net Corp.(a)                                10,900     294,300
--------------------------------------------------------------------
Power-One, Inc.(a)                                10,050   1,145,072
--------------------------------------------------------------------
                                                           1,439,372
--------------------------------------------------------------------

ELECTRONICS (DEFENSE) - 1.02%

Anaren Microwave, Inc.(a)                          3,300     433,073
--------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 2.29%

Alpha Industries, Inc.(a)                         14,400     634,500
--------------------------------------------------------------------
PerkinElmer, Inc.                                  1,700     112,412
--------------------------------------------------------------------
Tektronix, Inc.                                    3,100     229,400
--------------------------------------------------------------------
                                                             976,312
--------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 11.10%

Amkor Technology, Inc.(a)                          4,400     155,375
--------------------------------------------------------------------
ANADIGICS, Inc.(a)                                 6,600     224,812
--------------------------------------------------------------------
ATMI, Inc.(a)                                      2,200     102,300
--------------------------------------------------------------------
Dallas Semiconductor Corp.                        13,500     550,125
--------------------------------------------------------------------
Fairchild Semiconductor Corp. - Class A(a)         4,400     178,200
--------------------------------------------------------------------
GlobeSpan, Inc.(a)                                 1,300     158,702
--------------------------------------------------------------------
Integrated Device Technology, Inc.(a)             11,200     670,600
--------------------------------------------------------------------
Intersil Holding Corp.(a)                          4,500     243,281
--------------------------------------------------------------------
Micrel, Inc.(a)                                    5,400     234,562
--------------------------------------------------------------------
Microchip Technology Inc.(a)                      20,200   1,176,966
--------------------------------------------------------------------
SDL, Inc.(a)                                         900     256,669
--------------------------------------------------------------------
Semtech Corp.(a)                                   3,700     282,992
--------------------------------------------------------------------
TranSwitch Corp.(a)                                2,650     204,547
--------------------------------------------------------------------
Zoran Corp.(a)                                     4,500     296,719
--------------------------------------------------------------------
                                                           4,735,850
--------------------------------------------------------------------

                                                                MARKET
                                                     SHARES      VALUE
EQUIPMENT (SEMICONDUCTOR) - 4.58%

Advanced Energy Industries, Inc.(a)                     4,500 $   265,219
-------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                             6,500     222,625
-------------------------------------------------------------------------
Brooks Automation, Inc.(a)                              3,600     230,175
-------------------------------------------------------------------------
Credence Systems Corp.(a)                               9,700     535,319
-------------------------------------------------------------------------
Cymer, Inc.(a)                                          5,000     238,750
-------------------------------------------------------------------------
EMCORE Corp.(a)                                         1,500     180,000
-------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)      4,500     282,656
-------------------------------------------------------------------------
                                                                1,954,744
-------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.44%

SEI Investments Co.                                     4,700     187,119
-------------------------------------------------------------------------

FOODS - 0.56%

Hain Celestial Group, Inc.(a)                           6,500     238,469
-------------------------------------------------------------------------

FOOTWEAR - 0.27%

Steven Madden, Ltd.(a)                                  3,800      24,937
-------------------------------------------------------------------------
Vans, Inc.(a)                                           6,300      92,137
-------------------------------------------------------------------------
                                                                  117,074
-------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.26%

Station Casinos, Inc.(a)                                4,500     112,500
-------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.68%

Alpharma Inc. - Class A                                 6,600     410,850
-------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                               2,000     110,875
-------------------------------------------------------------------------
Jones Pharma Inc.                                       1,700      67,894
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp. - Class A(a)               2,200     125,400
-------------------------------------------------------------------------
                                                                  715,019
-------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 2.38%

Health Management Associates, Inc. - Class A(a)        21,900     286,069
-------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                            8,600     191,350
-------------------------------------------------------------------------
Province Healthcare Co.(a)                             10,800     390,150
-------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                                6,100     147,544
-------------------------------------------------------------------------
                                                                1,015,113
-------------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.41%

First Health Group Corp.(a)                             5,300     173,906
-------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.42%

Biosite Diagnostics Inc.(a)                             3,900     187,931
-------------------------------------------------------------------------
Novoste Corp.(a)                                        2,100     128,100
-------------------------------------------------------------------------
PolyMedica Corp.(a)                                     2,600     112,450
-------------------------------------------------------------------------
Zoll Medical Corp.(a)                                   3,600     176,400
-------------------------------------------------------------------------
                                                                  604,881
-------------------------------------------------------------------------

4                       AIM V.I. AGGRESSIVE GROWTH FUND

                                                          MARKET
                                               SHARES      VALUE
HEALTH CARE (SPECIALIZED SERVICES) - 0.82%

Techne Corp.(a)                                   2,700 $   351,000
-------------------------------------------------------------------

INSURANCE (PROPERTY - CASUALTY) - 0.24%

HCC Insurance Holdings, Inc.                      5,400     101,925
-------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.57%

Affiliated Managers Group, Inc.(a)                2,500     113,750
-------------------------------------------------------------------
Eaton Vance Corp.                                 2,800     129,500
-------------------------------------------------------------------
                                                            243,250
-------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.16%

International Speedway Corp. - Class A              600      24,574
-------------------------------------------------------------------
Meade Instruments Corp.(a)                        1,800      45,225
-------------------------------------------------------------------
                                                             69,799
-------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.39%

Kopin Corp.(a)                                    7,200     498,600
-------------------------------------------------------------------
Spartech Corp.                                    3,500      94,500
-------------------------------------------------------------------
                                                            593,100
-------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.50%

Dril-Quip, Inc.(a)                                2,700     126,225
-------------------------------------------------------------------
Insituform Technologies, Inc. - Class A(a)        3,200      86,800
-------------------------------------------------------------------
                                                            213,025
-------------------------------------------------------------------

METAL FABRICATORS - 0.44%

Shaw Group Inc. (The)(a)                          4,000     188,500
-------------------------------------------------------------------

NATURAL GAS - 0.47%

Kinder Morgan, Inc.                               5,800     200,462
-------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.18%

Miami Computer Supply Corp.(a)                    2,900      75,037
-------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 6.26%

Cal Dive International, Inc.(a)                   4,400     238,425
-------------------------------------------------------------------
Cooper Cameron Corp.(a)                           4,500     297,000
-------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)          11,200     324,800
-------------------------------------------------------------------
Hanover Compressor Co.(a)                         6,900     262,200
-------------------------------------------------------------------
Marine Drilling Cos., Inc.(a)                    10,900     305,200
-------------------------------------------------------------------
Maverick Tube Corp.(a)                            6,700     195,138
-------------------------------------------------------------------
National-Oilwell, Inc.(a)                        13,500     443,813
-------------------------------------------------------------------
Patterson Energy, Inc.(a)                        13,500     384,750
-------------------------------------------------------------------
Pride International, Inc.(a)                      8,800     217,800
-------------------------------------------------------------------
                                                          2,669,126
-------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.81%

Evergreen Resources, Inc.(a)                      3,200      94,800
-------------------------------------------------------------------
Newfield Exploration Co.(a)                       4,400     172,150
-------------------------------------------------------------------
Stone Energy Corp.(a)                             1,300      77,675
-------------------------------------------------------------------
                                                            344,625
-------------------------------------------------------------------

                                                           MARKET
                                                SHARES      VALUE
PHOTOGRAPHY/IMAGING - 0.38%

Pinnacle Systems, Inc.(a)                          7,200 $   161,888
--------------------------------------------------------------------

RESTAURANTS - 1.11%

CEC Entertainment Inc.(a)                          7,050     180,656
--------------------------------------------------------------------
Jack in the Box, Inc.(a)                           6,600     162,525
--------------------------------------------------------------------
Sonic Corp.(a)                                     4,400     129,250
--------------------------------------------------------------------
                                                             472,431
--------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.42%

Fastenal Co.                                       3,500     177,188
--------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.22%

Tweeter Home Entertainment Group, Inc.(a)          3,100      94,163
--------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.86%

99 Cents Only Stores(a)                            2,166      86,369
--------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                        7,050     278,916
--------------------------------------------------------------------
                                                             365,285
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.89%

Genesco, Inc.(a)                                   9,000     144,563
--------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          7,400     200,725
--------------------------------------------------------------------
Michaels Stores, Inc.(a)                           6,600     302,363
--------------------------------------------------------------------
Zale Corp.(a)                                      4,400     160,600
--------------------------------------------------------------------
                                                             808,251
--------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 1.91%

Children's Place Retail Stores, Inc. (The)(a)      4,100      84,050
--------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    15,337     342,207
--------------------------------------------------------------------
Talbots, Inc. (The)                                3,000     164,813
--------------------------------------------------------------------
Too Inc.(a)                                        8,800     223,850
--------------------------------------------------------------------
                                                             814,920
--------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.48%

Forrester Research, Inc.(a)                        2,800     203,875
--------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.37%

Copart, Inc.(a)                                    5,100      81,600
--------------------------------------------------------------------
Iron Mountain Inc.(a)                              2,200      74,800
--------------------------------------------------------------------
                                                             156,400
--------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 1.00%

Keane, Inc.(a)                                    13,500     291,938
--------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       4,400     136,400
--------------------------------------------------------------------
                                                             428,338
--------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.35%

Concord EFS, Inc.(a)                               6,550     170,300
--------------------------------------------------------------------
Fiserv, Inc.(a)                                    4,400     190,300
--------------------------------------------------------------------
National Computer Systems, Inc.                    4,400     216,700
--------------------------------------------------------------------
                                                             577,300
--------------------------------------------------------------------

                    AIM V.I. AGGRESSIVE GROWTH FUND                5

                                                                 MARKET
                                                      SHARES      VALUE
SERVICES (EMPLOYMENT) - 2.31%

Hall, Kinion & Associates, Inc.(a)                       9,000 $   299,813
---------------------------------------------------------------------------
On Assignment, Inc.(a)                                   4,500     137,250
---------------------------------------------------------------------------
Robert Half International Inc.(a)                       19,200     547,200
---------------------------------------------------------------------------
                                                                   984,263
---------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.25%

Tetra Tech, Inc.(a)                                      4,700     107,513
---------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.44%

AirGate PCS, Inc.(a)                                     4,400     231,275
---------------------------------------------------------------------------
Powertel, Inc.(a)                                        1,700     120,594
---------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                          6,700     294,800
---------------------------------------------------------------------------
Rural Cellular Corp. - Class A(a)                        1,800     137,813
---------------------------------------------------------------------------
SBA Communications Corp.(a)                              2,700     140,231
---------------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                      2,100     114,450
---------------------------------------------------------------------------
                                                                 1,039,163
---------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.51%

Guess ?, Inc.(a)                                         6,300      88,200
---------------------------------------------------------------------------
Quicksilver, Inc.(a)                                     8,450     131,503
---------------------------------------------------------------------------
                                                                   219,703
---------------------------------------------------------------------------
  Total Common Stocks & Other Equity Interests (Cost
   $30,261,307)                                                 38,556,054
---------------------------------------------------------------------------

MONEY MARKET FUNDS - 10.56%

STIC Liquid Assets Portfolio(b)                      2,252,598   2,252,598
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                              2,252,598   2,252,598
---------------------------------------------------------------------------
  Total Money Market Funds (Cost $4,505,196)                     4,505,196
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.94%
 (Cost $34,766,503)                                             43,061,250
---------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.94%)                           (400,412)
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $42,660,838
===========================================================================

INVESTMENT ABBREVIATIONS:

ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.


See Notes to Financial Statements.

6                       AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $34,766,503)           $43,061,250
---------------------------------------------------------------------
Receivables for:
 Investments sold                                              33,233
---------------------------------------------------------------------
 Fund shares sold                                             342,067
---------------------------------------------------------------------
 Dividends                                                     18,419
---------------------------------------------------------------------
Investment for deferred compensation plan                       9,918
---------------------------------------------------------------------
  Total assets                                             43,464,887
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        746,198
---------------------------------------------------------------------
 Deferred compensation plan                                     9,918
---------------------------------------------------------------------
Accrued advisory fees                                           5,242
---------------------------------------------------------------------
Accrued administrative services fees                           21,829
---------------------------------------------------------------------
Accrued trustees' fees                                          1,562
---------------------------------------------------------------------
Accrued operating expenses                                     19,300
---------------------------------------------------------------------
  Total liabilities                                           804,049
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $42,660,838
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                2,487,402
=====================================================================
Net asset value, offering and redemption price per share  $     17.15
=====================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends                                                       $   78,585
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      115,284
---------------------------------------------------------------------------
Administrative services fee                                         40,185
---------------------------------------------------------------------------
Custodian fees                                                      26,347
---------------------------------------------------------------------------
Trustee's fees                                                       3,448
---------------------------------------------------------------------------
Other                                                               20,234
---------------------------------------------------------------------------
  Total expenses                                                   205,498
---------------------------------------------------------------------------
Less: Fees waived                                                  (38,652)
---------------------------------------------------------------------------
Expenses paid indirectly                                               (84)
---------------------------------------------------------------------------
  Net expenses                                                     166,762
---------------------------------------------------------------------------
Net investment income (loss)                                       (88,177)
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES

Net realized gain from investment securities                     1,131,823
---------------------------------------------------------------------------

Change in net unrealized appreciation of investment securities   3,102,907
---------------------------------------------------------------------------
Net gain on investment securities                                4,234,730
---------------------------------------------------------------------------
Net increase in net assets resulting from operations            $4,146,553
===========================================================================

See Notes to Financial Statements.

                      AIM V.I. AGGRESSIVE GROWTH FUND                     7

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        2000          1999
                                                     -----------  ------------
OPERATIONS:

 Net investment income (loss)                        $   (88,177) $   (34,296)
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities   1,131,823      (13,688)
------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities                                           3,102,907    4,503,331
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                         4,146,553    4,455,347
------------------------------------------------------------------------------
Share transactions-net                                21,188,441    8,471,394
------------------------------------------------------------------------------
   Net increase in net assets                         25,334,994   12,926,741
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                  17,325,844    4,399,103
------------------------------------------------------------------------------
 End of period                                       $42,660,838  $17,325,844
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $33,740,357  $12,551,916
------------------------------------------------------------------------------
 Undistributed net investment income (loss)              (96,865)      (8,688)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                                  722,598     (409,225)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities      8,294,748    5,191,841
------------------------------------------------------------------------------
                                                     $42,660,838  $17,325,844
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve long-term growth of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's

8                       AIM V.I. AGGRESSIVE GROWTH FUND
    officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $398,629 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. During the six months ended June 30, 2000, AIM waived fees of $38,652.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $40,185 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,733 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $84 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $84.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $31,416,209 and $12,429,461, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $9,117,112
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (824,731)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $8,292,381
=========================================================================

Cost of investments for tax purposes is $34,768,869.

NOTE 7 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                JUNE 30, 2000         DECEMBER 31, 1999
            ----------------------  ----------------------
             SHARES      AMOUNT      SHARES      AMOUNT
            ---------  -----------  ---------  -----------
Sold        1,337,754  $22,321,270  1,128,485  $12,082,374
-----------------------------------------------------------
Reacquired    (65,882)  (1,132,829)  (359,576)  (3,610,980)
-----------------------------------------------------------
            1,271,872  $21,188,441    768,909  $ 8,471,394
===========================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND                    9

NOTE 8 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                    MAY 1, 1998
                                                                       (DATE
                                                                    OPERATIONS
                                 SIX MONTHS ENDED   YEAR ENDED     COMMENCED) TO
                                     JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                       2000          1999(A)           1998
                                 ----------------  ------------    -------------
Net asset value, beginning of
 period                              $ 14.25         $  9.85          $10.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)          (0.03)          (0.04)           0.04
--------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both realized and
  unrealized)                           2.93            4.44           (0.14)
--------------------------------------------------------------------------------
  Total from investment
   operations                           2.90            4.40           (0.10)
--------------------------------------------------------------------------------
Less dividends from net
 investment income                        --              --           (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period       $ 17.15         $ 14.25          $ 9.85
================================================================================
Total return(b)                        20.35%          44.67%           0.94%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s
 omitted)                            $42,661         $17,326          $4,399
================================================================================
Ratio of expenses to average
 net assets:
 With fee waivers                       1.16%(c)        1.19%(d)        1.16%(d)
--------------------------------------------------------------------------------
 Without fee waivers                    1.42%(c)        2.42%(d)        4.62%(d)
================================================================================
Ratio of net investment income
 (loss) to average net assets          (0.61)%(c)      (0.41)%(d)       0.96%(d)
================================================================================
Portfolio turnover rate                   46%             89%             30%
================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $29,046,452.
(d) Annualized.

10                      AIM V.I. AGGRESSIVE GROWTH FUND

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Aggressive Growth Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     1,047,996    50,339    196,496
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........       987,014    48,249    259,568
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     1,039,481    47,109    208,241
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........     1,115,904    48,520    130,407
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........     1,122,325    28,685    143,821
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     1,110,959    39,815    144,057
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     1,093,453    29,422    171,956
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................     1,109,990    29,970    154,871
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     1,129,624    31,922    133,285
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................     1,038,484    47,897    208,450
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     1,156,951    22,095    115,785

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

                        AIM V.I. AGGRESSIVE GROWTH FUND                      11


SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. BALANCED FUND

FUND SAILS OVER ROUGH MARKETS

HOW DID THE FUND PERFORM FOR THE FIRST      funds rate to 6.50%, its highest level in   PORTFOLIO ALLOCATION
HALF OF 2000?                               nine years. This marks the sixth time the
Despite the turbulent environment that      Fed has raised the rate since it began its  As of 6/30/00
plagued both stocks and bonds, the fund     tightening drive in June 1999. As new
succeeded in beating the broad stock        bonds are issued at higher interest rates,  [PIE CHART APPEARS HERE]
market, as represented by the S&P 500.      the value of existing bonds declines,
That index dropped into the negative        cutting into portfolio returns. This year   COMMON STOCKS                 CORPORATE
numbers, ending the period with a return    the situation was worsened by a very        (DOMESTIC & INTERNATIONAL)    BONDS
of -0.43%. The fund, in contrast, produced  unusual event: The flourishing economy      46%                           29%
cumulative total returns of 1.84%. This is  generated the first federal budget surplus
impressive performance for a fund that      in many years. Capitalizing on this rare    CONVERTIBLE                  GOVERNMENT
keeps an average of 40% of its assets in    opportunity, the Treasury Department        PREFERRED                    BONDS
fixed-income securities.                    initiated a program of buying back 30-year  STOCKS                       12%
                                            Treasury bonds to reduce the federal debt.  1%
WHAT FACTORS CREATED SUCH A VOLATILE        This created a shortage of long-term
PERIOD IN THE MARKETS?                      bonds, driving their prices up and their    CASH & CASH                 CONVERTIBLE
In the stock market, a serious correction   yields below those of shorter-term          EQUIVALENTS                 BONDS
occurred in March and April. Though         instruments, a condition called an          9%                          3%
definitely affected, the fund avoided the   inverted yield curve.
worst of the carnage, as it was not                                                     have been prospering. In communications
heavily involved with the parts of the      HOW DID THE FUND DEAL WITH THE TURBULENCE?  and technology, many stocks experienced
technology sector that bore the brunt of    The fund focused on its proven strategy of  declines in price though their earnings
the impact. The fund's technology holdings  holding 60% stocks and 40% bonds. Its       remained very good. We regarded this as a
had been selected on the basis of good      broadly diversified portfolio helped        buying opportunity and added to our
earnings, and while some of them            moderate the effects of market turbulence.  holdings in those areas.
experienced drops in value at the time,     In addition, the flexibility to invest in
their earnings continued to be strong, and  stocks across all market-capitalization     WHAT STOCKS PERFORMED ESPECIALLY WELL FOR
their values have already begun to bounce   ranges has bolstered stability, as small-   THE FUND?
back.                                       and mid-cap stocks have been performing     Many of our holdings have done well.
   For bonds, the difficulty was rising     better than large-caps since the tech       A few examples:
interest rates. In May, the Federal         shock.                                      . SDL designs and produces semi-conductor
Reserve Board (the Fed) raised the federal     The fixed-income securities in the         lasers and fiber-optic networks used in
                                            portfolio are higher-quality bonds (an        the telecommunications, cable-
FUND PERFORMANCE                            average quality rating of A) with             television and satellite-communication
                                            intermediate maturities, so they are less     markets.
As of 6/30/00                               volatile. In the latter half of the         . EMC produces information-storage
                                            reporting period, the fund reduced the        infrastructure used by some very large
AVERAGE ANNUAL TOTAL RETURNS                average duration of its bonds to a            companies to manage the accessibility
                                            relatively short 5.217 years in response      and movement of their data. Major
------------------------------------------  to the Fed's continuing rate hikes,           appeals of their products are real-time
Inception (5/1/98)    15.78%                especially the half-percent increase in       access and dependable network-service
------------------------------------------  May. Shortening the duration reduces a        availability, as well as the flexibility
1 Year                15.00                 portfolio's sensitivity to interest-rate      to adapt to explosive growth.
------------------------------------------  swings.                                     . In June, after the completion of its
                                               The fund moved more heavily into the       merger with Warner-Lambert, Pfizer
Past performance cannot guarantee           broadcasting and telephone sectors while      became the world's second-largest
comparable future results. MARKET           maintaining significant exposure to           drugmaker. Its prescription drugs
VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-  computer software and services firms.         include such market-leading names as
TERM PERFORMANCE. RESULTS OF AN INVESTMENT  Producers of semiconductors and other         arthritis pain medicine Celebrex and
MADE TODAY MAY DIFFER SUBSTANTIALLY FROM    electronics have continued to be important
THE HISTORICAL PERFORMANCE SHOWN.           holdings, as have pharmaceuticals, which

12                          AIM V.I. BALANCED FUND

cholesterol-lowering Lipitor. Its consumer  remaining well diversified among            The performance figures shown here, which
brands are even better known, and include   industries and market-capitalization        represent AIM V.I. Balanced Fund, are not
Zantac 75, Visine, Sudafed, Benadryl,       ranges. This is the mix we have found most  intended to reflect actual annuity values,
Dentyne, Certs, Desitin, Listerine,         effective for achieving an optimal          and they do not reflect changes at the
Schick, Efferdent and Ben Gay.              risk/return balance. Because we believe     separate-account level which (if applied)
 . Cisco controls more than three-quarters   that technology is still the sector that    would lower them. AIM V.I. Balanced Fund's
  of the global market for products that    holds the greatest promise for solid and    performance figures are historical, and
  link networks and power the Internet,     ongoing growth, we anticipate that          they reflect the reinvestment of
  including routers and switches. Indeed,   technology stocks will continue to be an    distributions and changes in net asset
  Cisco has a 60% share of the router       important part of the portfolio. We select  value. The fund's investment return and
  market, which is growing 40% annually.    only firms with solid earnings and strong   principal value will fluctuate, so an
  It also makes dial-up access servers and  growth prospects.                           investor's shares, when redeemed, may be
  network-management software. Last year,      If, as it appears, the economy has       worth more or less than their original
  the company's annual revenues increased   begun to moderate its pace to a             cost.
  by 43.7%, and its net income increased    sustainable level, then we would               The unmanaged Standard & Poor's
  by 55.2%.                                 anticipate that the Fed would not raise     Composite of 500 Stocks (the S&P 500)
                                            the federal funds rate further. If it does  represents the performance of the stock
WHAT IS YOUR OUTLOOK FOR THE COMING SIX     not, the outlook would be favorable for a   market.
MONTHS?                                     stabilization of interest rates, which         An investment cannot be made in an
We will continue targeting an investment    would benefit the bond portfolio.           index. Index results include reinvested
blend of 60% stocks and 40% bonds,          ------------------------------------        dividends.


PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets
                                                                                                                     PERCENTAGE OF
TOP 10 EQUITY HOLDINGS                               TOP 10 FIXED-INCOME HOLDINGS                COUPON   MATURITY  TOTAL NET ASSETS
----------------------------------------------       -------------------------------------------------------------------------------
 1. EMC Corp.                          1.26%          1. Countrywide Home Loans, Inc.
----------------------------------------------           Series H Unsec. Gtd. Med. Term Notes     6.25%     4/15/09        0.80%
 2. Pfizer Inc.                        1.25          -------------------------------------------------------------------------------
----------------------------------------------        2. Comverse Technology, Inc.
 3. SDL, Inc.                          1.25              Conv. Unsec. Sub. Deb.                   4.50      7/01/05        0.77
----------------------------------------------       -------------------------------------------------------------------------------
 4. Cisco Systems, Inc.                1.17           3. VERITAS Software Corp.
----------------------------------------------           Conv. Unsec. Disc. Notes                 1.86      8/13/06        0.67
 5. Sun Microsystems, Inc.             1.04          -------------------------------------------------------------------------------
----------------------------------------------        4. Continental Cablevision, Inc.
 6. Infospace.com, Inc.                1.01              Sr. Deb.                                 9.50      8/01/13        0.62
----------------------------------------------       -------------------------------------------------------------------------------
 7. Qwest Communications                              5. Union Planters Bank N.A.
    International Inc.                 0.86              Unsec. Sub. Notes                        6.50      3/15/08        0.54
----------------------------------------------       -------------------------------------------------------------------------------
 8. Univision Communications, Inc. -                  6. General Electric Capital Corp.
    Class A                            0.82              Series A Medium Term Notes               7.38      1/19/10        0.44
----------------------------------------------       -------------------------------------------------------------------------------
 9. Quanta Services, Inc.              0.82           7. NBD Bank N.A. Michigan
----------------------------------------------           Putable Sub. Deb.                        8.25     11/01/24        0.44
10. Intel Corp.                        0.81          -------------------------------------------------------------------------------
----------------------------------------------        8. Fannie Mae
                                                         Medium Term Notes                        6.18      3/15/01        0.42
                                                     -------------------------------------------------------------------------------
                                                      9. Niagara Mohawk Holdings, Inc.
                                                         Series G Sr. Unsec. Notes                7.75     10/01/08        0.41
                                                     -------------------------------------------------------------------------------
                                                     10. Mercantile Bancorp, Inc.
                                                         Unsec. Sub. Notes                        7.30      6/15/07        0.41
                                                     -------------------------------------------------------------------------------

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

                            AIM V.I. BALANCED FUND                            13

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES - 30.71%

AIRLINES - 0.63%

AMR Corp., Deb., 10.00%, 04/15/21                        $   50,000 $    53,374
-------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
 9.00%, 05/15/16                                            100,000      96,310
-------------------------------------------------------------------------------
 10.38%, 12/15/22                                           100,000     107,176
-------------------------------------------------------------------------------
 Series C, Medium Term Notes, 6.65%, 03/15/04               100,000      94,531
-------------------------------------------------------------------------------
United Air Lines, Inc., Deb., 9.75%, 08/15/21               100,000      96,495
-------------------------------------------------------------------------------
                                                                        447,886
-------------------------------------------------------------------------------

AUTOMOBILES - 0.62%

DaimlerChrysler N.A. Holding Corp.
 Gtd. Notes, 8.00%, 06/15/10                                100,000     101,770
-------------------------------------------------------------------------------
 Notes, 7.40%, 01/20/05                                     130,000     129,441
-------------------------------------------------------------------------------
Ford Motor Co., Bonds, 6.63%, 10/01/28                      245,000     207,620
-------------------------------------------------------------------------------
                                                                        438,831
-------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 1.49%

BB&T Corp., Putable Sub. Notes, 6.38%, 06/30/05             110,000     102,921
-------------------------------------------------------------------------------
Crestar Financial Corp., Sub. Notes, 8.75%, 11/15/04         60,000      62,242
-------------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Yankee Sub. Notes,
 7.65%, 05/01/25                                             20,000      19,938
-------------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
 7.75%, 09/15/24                                            200,000     200,968
-------------------------------------------------------------------------------
Republic New York Corp.,
 Sub. Deb., 9.50%, 04/15/14                                  70,000      77,484
-------------------------------------------------------------------------------
 Sub. Notes, 9.70%, 02/01/09                                 65,000      71,130
-------------------------------------------------------------------------------
Skandinaviska Enskilda Banken (Sweden), Sub. Yankee
 Notes, 6.88%, 02/15/09                                     150,000     138,702
-------------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
 6.50%, 03/15/08                                            435,000     380,895
-------------------------------------------------------------------------------
                                                                      1,054,280
-------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 0.95%

Bank of Tokyo - Mitsubishi Ltd. (The) (Japan), Sr. Sub.
 Yankee Notes, 8.40%, 04/15/10                               30,000      30,338
-------------------------------------------------------------------------------
First Union Corp., Putable Sub. Deb.,
 6.55%, 10/15/35                                            185,000     174,568
-------------------------------------------------------------------------------
 7.50%, 04/15/35                                            200,000     197,266
-------------------------------------------------------------------------------
NCNB Corp., Sub. Notes, 9.38%, 09/15/09                     200,000     218,316
-------------------------------------------------------------------------------
Sanwa Finance Aruba AEC (Aruba), Gtd. Unsec. Sub.
 Notes, 8.35%, 07/15/09                                      50,000      49,873
-------------------------------------------------------------------------------
                                                                        670,361
-------------------------------------------------------------------------------


                                                      PRINCIPAL    MARKET
                                                        AMOUNT      VALUE
BANKS (REGIONAL) - 1.31%

Banponce Trust I - Series A, Gtd. Notes,
 8.33%, 02/01/27                                      $  160,000 $   141,907
----------------------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec. Sub. Notes,
 7.30%, 06/15/07                                         300,000     289,686
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Sub. Deb.,
 8.25%, 11/01/24                                         300,000     309,192
----------------------------------------------------------------------------
Riggs Capital Trust II - Series C, Gtd. Sec. Bonds,
 8.88%, 03/15/27                                         110,000      90,364
----------------------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%, 06/01/26                   100,000      98,377
----------------------------------------------------------------------------
                                                                     929,526
----------------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 0.24%

J Seagram & Sons, Gtd. Deb., 9.65%, 08/15/18             150,000     170,434
----------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.81%

AT&T Corp. - Liberty Media Group, Bonds,
 7.88%, 07/15/09                                          50,000      48,251
----------------------------------------------------------------------------
 Sr. Unsec. Deb., 8.25%, 02/01/30                        160,000     147,800
----------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United Kingdom),
 Sr. Unsec. Gtd. Yankee Notes,
 8.20%, 07/15/09                                         190,000     179,240
----------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Deb.,
 9.50%, 08/01/13                                         400,000     437,316
----------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
 7.75%, 08/15/06                                         200,000     199,894
----------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
 (Acquired 02/16/00-03/23/00; Cost $199,505)(a)          200,000     199,022
----------------------------------------------------------------------------
CSC Holdings Inc.,
 Sr. Unsec. Deb., 7.88%, 02/15/18                        200,000     184,588
----------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.88%, 12/15/07                       175,000     169,668
----------------------------------------------------------------------------
Lenfest Communications, Inc.,
 Sr. Unsec. Notes, 8.38%, 11/01/05                       100,000     101,847
----------------------------------------------------------------------------
 Sr. Unsec. Sub. Notes, 8.25%, 02/15/08                  150,000     148,600
----------------------------------------------------------------------------
TCI Communications, Inc., Sr. Deb., 9.80%, 02/01/12      150,000     170,676
----------------------------------------------------------------------------
                                                                   1,986,902
----------------------------------------------------------------------------

CHEMICALS - 0.13%

Airgas, Inc., Medium Term Notes, 7.14%, 03/08/04         100,000      94,992
----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.77%

Comverse Technology, Inc., Conv. Unsec. Sub. Deb.,
 4.50%, 07/01/05                                         125,000     544,844
----------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.28%

Candescent Technology Corp., Sr. Conv. Sub. Deb.,
 8.00%, 05/01/03 (Acquired 11/06/98-03/07/00; Cost
 $221,150)(a)                                            273,000     197,925
----------------------------------------------------------------------------

14                           AIM V.I. BALANCED FUND

                                                          PRINCIPAL    MARKET
                                                            AMOUNT      VALUE
COMPUTERS (SOFTWARE & SERVICES) - 0.67%

VERITAS Software Corp., Conv. Unsec. Disc. Notes,
 1.86%, 08/13/06(b)                                       $  150,000 $   473,250
--------------------------------------------------------------------------------

CONSUMER FINANCE - 1.77%

Capital One Financial Corp., Unsec. Notes,
 7.25%, 05/01/06                                             165,000     152,206
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc. - Series H, Unsec. Gtd.
 Medium Term Sub. Notes, 6.25%, 04/15/09                     650,000     567,820
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
 Notes, 5.75%, 11/10/03                                      270,000     257,699
--------------------------------------------------------------------------------
 Putable Notes, 9.00%, 10/15/02(b)                           100,000     103,347
--------------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
 8.00%, 05/09/05                                              90,000      90,688
--------------------------------------------------------------------------------
MBNA Capital I - Series A, Gtd. Bonds,
 8.28%, 12/01/26                                             100,000      83,826
--------------------------------------------------------------------------------
                                                                       1,255,586
--------------------------------------------------------------------------------

ELECTRIC COMPANIES - 2.74%

CMS Energy Corp., Sr. Unsec. Notes, 8.13%, 05/15/02          200,000     199,302
--------------------------------------------------------------------------------
Commonwealth Edison Co. - Series 94, First Mortgage
 Notes, 7.50%, 07/01/13                                      200,000     193,118
--------------------------------------------------------------------------------
El Paso Electric Co. - Series D, Sec. First Mortgage
 Bonds, 8.90%, 02/01/06                                      200,000     208,220
--------------------------------------------------------------------------------
Empire District Electric Co. (The), Sr. Notes,
 7.70%, 11/15/04                                             150,000     149,914
--------------------------------------------------------------------------------
Niagara Mohawk Holdings Inc.,
 Series G, Sr. Unsec. Notes, 7.75%, 10/01/08                 300,000     293,646
--------------------------------------------------------------------------------
 Series H, Sr. Unsec. Disc. Notes,
  8.50%, 07/01/10(b)                                         200,000     152,986
--------------------------------------------------------------------------------
Public Service Company of New Mexico - Series A, Sr.
 Unsec. Notes, 7.10%, 08/01/05                               130,000     126,361
--------------------------------------------------------------------------------
Southern Energy, Inc., Sr. Notes, 7.90%, 07/15/09
 (Acquired 07/21/99; Cost $274,898)(a)                       275,000     254,435
--------------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
 6.25%, 01/15/09                                             250,000     214,587
--------------------------------------------------------------------------------
UtiliCorp United, Inc., Sr. Unsec. Putable Notes, 6.70%,
 10/15/06                                                    150,000     146,323
--------------------------------------------------------------------------------
                                                                       1,938,892
--------------------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.24%

Israel Electric Corp. Ltd. (Israel),
 Yankee Deb., 7.75%, 12/15/27 (Acquired 06/09/00; Cost
 $87,798)(a)                                                 100,000      87,606
--------------------------------------------------------------------------------
 Series E, Sr. Sec. Medium Term Yankee Notes, 7.75%,
  03/01/09 (Acquired 04/13/00; Cost $82,610)(a)               85,000      82,110
--------------------------------------------------------------------------------
                                                                         169,716
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.54%

Time Warner Inc., Deb.,
 9.13%, 01/15/13                                             200,000     217,396
--------------------------------------------------------------------------------
 9.15%, 02/01/23                                             150,000     164,622
--------------------------------------------------------------------------------
                                                                         382,018
--------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
FINANCIAL (DIVERSIFIED) - 2.13%

Associates Corp. of North America, Sr. Deb.,
 6.95%, 11/01/18                                         $  185,000 $   163,610
-------------------------------------------------------------------------------
Beaver Valley Funding Corp., Sec. Lease Obligations
 Deb., 9.00%, 06/01/17                                      200,000     197,822
-------------------------------------------------------------------------------
Citicorp Lease - Class A2, Series 1999-1, Pass Through
 Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00; Cost
 $98,767)(a)                                                100,000      99,708
-------------------------------------------------------------------------------
Dow Capital B.V. (Netherlands), Gtd. Yankee Deb.,
 9.20%, 06/01/10                                            150,000     166,456
-------------------------------------------------------------------------------
General Electric Capital Corp. - Series A, Medium Term
 Notes, 7.38%, 01/19/10                                     310,000     312,771
-------------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Notes,
 7.38%, 11/01/09                                            200,000     188,288
-------------------------------------------------------------------------------
 8.00%, 06/15/05                                            200,000     199,566
-------------------------------------------------------------------------------
Source One Mortgage Services Corp., Deb.,
 9.00%, 06/01/12                                             80,000      85,000
-------------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Notes, 6.63%,
 12/15/07 (Acquired 03/15/00; Cost $91,980)(a)              100,000      95,362
-------------------------------------------------------------------------------
                                                                      1,508,583
-------------------------------------------------------------------------------

FOODS - 0.34%

ConAgra, Inc., Sr. Unsec. Putable Notes,
 7.13%, 10/01/26                                            250,000     241,415
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.15%

Procter & Gamble Co. (The), Putable Deb.,
 8.00%, 09/01/24                                            100,000     105,845
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.58%

American General Finance Corp., Sr. Notes,
 8.45%, 10/15/09                                            180,000     185,098
-------------------------------------------------------------------------------
John Hancock Global Funding II, Sec. Medium Term Notes,
 7.90%, 07/02/10 (Acquired 06/23/00; Cost $99,761)(a)       100,000     100,690
-------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23                     145,000     123,405
-------------------------------------------------------------------------------
                                                                        409,193
-------------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.36%

AIG SunAmerica Global Financing II, Sr. Sec. Notes,
 7.60%, 06/15/05 (Acquired 06/08/00;
 Cost $250,000)(a)                                          250,000     251,803
-------------------------------------------------------------------------------

INSURANCE (PROPERTY & CASUALTY) - 0.47%

GE Global Insurance Holdings Corp., Notes,
 7.75%, 06/15/30                                            125,000     123,961
-------------------------------------------------------------------------------
Terra Nova Insurance PLC (United Kingdom), Sr. Unsec.
 Gtd. Yankee Notes,
 7.00%, 05/15/08                                            150,000     140,511
-------------------------------------------------------------------------------
 7.20%, 08/15/07                                             70,000      66,642
-------------------------------------------------------------------------------
                                                                        331,114
-------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND                          15

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
INVESTMENT BANKING/BROKERAGE - 1.01%

Bear Stearns Cos., Inc., Sr. Unsec. Notes,
 7.63%, 12/07/09                                        $  130,000 $   124,762
------------------------------------------------------------------------------
E*Trade Group Inc.,
 Conv. Sub Notes, 6.00%, 02/01/07 (Acquired 04/17/00-
  05/24/00; Cost $97,417)(a)                               110,000     100,375
------------------------------------------------------------------------------
 Conv. Unsec. Sub. Notes, 6.00%, 02/01/07                  100,000      91,250
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
 Notes, 8.50%, 08/01/15                                    200,000     197,180
------------------------------------------------------------------------------
 Sr. Sub. Notes, 7.38%, 01/15/07                            45,000      42,716
------------------------------------------------------------------------------
 Putable Sr. Notes, 8.80%, 03/01/15                        160,000     161,699
------------------------------------------------------------------------------
                                                                       717,982
------------------------------------------------------------------------------

NATURAL GAS - 2.25%

CMS Panhandle Holding Co., Sr. Notes,
 6.13%, 03/15/04                                           200,000     188,262
------------------------------------------------------------------------------
Enron Corp.,
 Sr. Sub. Deb., 8.25%, 09/15/12                            200,000     204,140
------------------------------------------------------------------------------
 Series A, Medium Term Notes, 8.38%, 05/23/05               50,000      51,349
------------------------------------------------------------------------------
Ferrellgas Partners L.P., - Series B, Sr. Sec. Gtd.
 Notes, 9.38%, 06/15/06                                     50,000      48,500
------------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes,
 6.30%, 02/01/09                                           200,000     180,522
------------------------------------------------------------------------------
Kinder Morgan, Inc., Unsec. Deb., 7.35%, 08/01/26          200,000     196,816
------------------------------------------------------------------------------
KN Capital Trust III, Gtd. Sub. Bonds,
 7.63%, 04/15/28                                           150,000     129,029
------------------------------------------------------------------------------
National Fuel Gas Co. - Series D, Medium Term Notes,
 6.30%, 05/27/08                                           100,000      90,449
------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb.,
 8.50%, 12/15/12                                           150,000     156,722
------------------------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%, 07/15/11                  160,000     156,858
------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
 7.50%, 04/01/17                                           200,000     192,490
------------------------------------------------------------------------------
                                                                     1,595,137
------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.27%

NRG Energy, Inc., Sr. Unsec. Notes, 7.50%, 06/01/09        200,000     188,432
------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.46%

ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06                 100,000      99,744
------------------------------------------------------------------------------
Den Norske Stats Oljeselkap (Norway), Yankee Deb.,
 7.38%, 05/01/16 (Acquired 06/01/00;
 Cost $93,849)(a)                                          100,000      94,630
------------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec. Deb.,
 7.50%, 10/15/26                                           140,000     131,582
------------------------------------------------------------------------------
                                                                       325,956
------------------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.14%

Tosco Corp., Unsec. Deb., 7.80%, 01/01/27                  100,000      96,821
------------------------------------------------------------------------------

OIL (DOMESTIC INTEGRATED) - 0.42%

Amerada Hess Corp., Bonds, 7.88%, 10/01/29                  75,000      73,331
------------------------------------------------------------------------------
Occidental Petroleum Corp.,
 Sr. Deb., 9.25%, 08/01/19                                 120,000     130,913
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.38%, 11/15/08                         100,000      96,496
------------------------------------------------------------------------------
                                                                       300,740
------------------------------------------------------------------------------

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
OIL (INTERNATIONAL INTEGRATED) - 0.10%

YPF Sociedad Anonima (Argentina), Yankee Bonds, 9.13%,
 02/24/09                                               $   70,000 $    71,194
------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.40%

AES Corp. (The), Sr. Unsec. Sub. Notes,
 10.25%, 07/15/06                                          100,000     100,250
------------------------------------------------------------------------------
CE Generation LLC, Sr. Sec. Sub Notes,
 7.42%, 12/15/18                                           197,400     181,547
------------------------------------------------------------------------------
                                                                       281,797
------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.59%

News America Holdings, Inc.,
 Putable Notes, 8.45%, 08/01/34                            200,000     203,466
------------------------------------------------------------------------------
 Sr. Gtd. Deb., 9.25%, 02/01/13                            200,000     214,140
------------------------------------------------------------------------------
                                                                       417,606
------------------------------------------------------------------------------

RAILROADS - 0.64%

CSX Corp., Deb., 9.00%, 08/15/06                           250,000     259,170
------------------------------------------------------------------------------
Norfolk Southern Corp., Notes, 7.05%, 05/01/37             200,000     196,236
------------------------------------------------------------------------------
                                                                       455,406
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.21%

ERP Operating L.P., Unsec. Notes, 7.13%, 10/15/17           70,000      57,980
------------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Deb.,
 7.35%, 12/01/17                                           100,000      87,579
------------------------------------------------------------------------------
                                                                       145,559
------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.49%

Dime Capital Trust I - Series A, Gtd. Bonds,
 9.33%, 05/06/27                                           140,000     128,037
------------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Notes,
 7.13%, 02/15/04                                            75,000      72,317
------------------------------------------------------------------------------
Washington Mutual Cap I,
 Sec. Gtd. Bonds, 8.38%, 06/01/27                           55,000      49,325
------------------------------------------------------------------------------
 Sub. Notes, 8.25%, 04/01/10                               100,000      99,396
------------------------------------------------------------------------------
                                                                       349,075
------------------------------------------------------------------------------

SOVEREIGN DEBT - 1.09%

British Columbia (Province of) (Canada), Unsec. Unsub.
 Yankee Notes, 5.38%, 10/29/08                              50,000      44,145
------------------------------------------------------------------------------
Hydro-Quebec - Series B (Canada), Gtd. Medium Term
 Yankee Notes, 8.62%, 12/15/11                             200,000     218,146
------------------------------------------------------------------------------
Manitoba (Province of) - Series AZ (Canada), Putable
 Yankee Deb., 7.75%, 07/17/16                              200,000     205,956
------------------------------------------------------------------------------
Newfoundland (Province of) (Canada), Unsec. Yankee
 Deb., 9.00%, 06/01/19                                     100,000     112,777
------------------------------------------------------------------------------
Quebec (Province of) (Canada),
 Series A, Medium Term Putable Yankee Notes, 6.29%,
  03/06/26(c)                                              100,000      97,591
------------------------------------------------------------------------------
 Unsec. Yankee Deb., 6.50%, 01/17/06                       100,000      96,021
------------------------------------------------------------------------------
                                                                       774,636
------------------------------------------------------------------------------

16                           AIM V.I. BALANCED FUND

                                                       PRINCIPAL    MARKET
                                                         AMOUNT      VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.21%

Vodafone AirTouch PLC (United Kingdom), Unsec. Unsub.
 Yankee Notes, 7.75%, 02/15/10 (Acquired 02/07/00;
 Cost $149,072)(a)                                     $  150,000 $   149,193
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.32%

AT&T Corp., Deb., 8.63%, 12/01/31                         200,000     199,198
-----------------------------------------------------------------------------
MCI Communications Corp.,
 Sr. Unsec. Notes, 6.50%, 04/15/10                        100,000      90,906
-----------------------------------------------------------------------------
 Sr. Unsec. Putable Deb., 7.13%, 06/15/27                 200,000     197,986
-----------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19               200,000     227,292
-----------------------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%, 05/15/06                    220,000     223,227
-----------------------------------------------------------------------------
                                                                      938,609
-----------------------------------------------------------------------------

TELEPHONE - 1.43%

AT&T Canada Inc. (Canada),
 Sr. Unsec. Yankee Notes 7.65%, 09/15/06                  100,000      99,142
-----------------------------------------------------------------------------
 Sr. Unsec. Yankee Sub. Notes, 7.63%, 03/15/05            200,000     199,364
-----------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
 (Netherlands), Unsec. Unsub. Yankee Bonds, 8.00%,
 06/15/10                                                 130,000     131,439
-----------------------------------------------------------------------------
Electric Lightwave, Inc. Notes, 6.05%, 05/15/04
 (Acquired 04/21/99; Cost $199,854)(a)                    200,000     188,764
-----------------------------------------------------------------------------
GTE Corp., Unsec. Deb., 6.84%, 04/15/18                   100,000      89,777
-----------------------------------------------------------------------------
NTL Inc., Conv. Sub. Notes, 5.75%, 12/15/09 (Acquired
 12/17/99-03/01/00; Cost $201,702)(a)                     200,000     159,750
-----------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Unsec.
 Notes, 7.50%, 11/01/08                                   150,000     144,938
-----------------------------------------------------------------------------
                                                                    1,013,174
-----------------------------------------------------------------------------

WASTE MANAGEMENT - 0.46%

Browning-Ferris Industries, Inc., Deb.,
 7.40%, 09/15/35                                          200,000     125,000
-----------------------------------------------------------------------------
Waste Management, Inc.,
 Sr. Unsec. Notes, 7.13%, 12/15/17                         10,000       8,267
-----------------------------------------------------------------------------
 Unsec. Putable Notes, 7.10%, 08/01/26                    200,000     190,344
-----------------------------------------------------------------------------
                                                                      323,611
-----------------------------------------------------------------------------
  Total U.S. Dollar Denominated Bonds & Notes (Cost
   $21,795,160)                                                    21,748,324
-----------------------------------------------------------------------------

                                                         SHARES
DOMESTIC COMMON STOCKS - 41.72%

AUTO PARTS & EQUIPMENT - 0.01%

Visteon Corp.(d)                                              354       4,286
-----------------------------------------------------------------------------

AUTOMOBILES - 0.16%

Ford Motor Co.                                              2,700     116,100
-----------------------------------------------------------------------------

BANKS (MONEY CENTER) - 0.54%

Chase Manhattan Corp. (The)                                 8,250     380,016
-----------------------------------------------------------------------------

BIOTECHNOLOGY - 0.62%

Genzyme Corp.(d)                                            7,400     439,837
-----------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES      VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) - 3.22%

Clear Channel Communications, Inc.(d)                       4,600 $   345,000
-----------------------------------------------------------------------------
Comcast Corp. - Class A(d)                                  5,100     206,550
-----------------------------------------------------------------------------
Hispanic Broadcasting Corp.(d)                              8,200     271,625
-----------------------------------------------------------------------------
Infinity Broadcasting Corp. - Class A(d)                    9,450     344,334
-----------------------------------------------------------------------------
UnitedGlobalCom Inc. - Class A(d)                           1,200      56,100
-----------------------------------------------------------------------------
Univision Communications, Inc. - Class A(d)                 5,600     579,600
-----------------------------------------------------------------------------
Viacom Inc. - Class B(d)                                    7,018     478,540
-----------------------------------------------------------------------------
                                                                    2,281,749
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 3.73%

Copper Mountain Networks, Inc.(d)                           2,600     229,125
-----------------------------------------------------------------------------
Corning Inc.                                                1,200     323,850
-----------------------------------------------------------------------------
JDS Uniphase Corp.(d)                                       2,400     287,700
-----------------------------------------------------------------------------
Juniper Networks, Inc.(d)                                   3,000     436,687
-----------------------------------------------------------------------------
Lucent Technologies Inc.                                    7,700     456,225
-----------------------------------------------------------------------------
Redback Networks Inc.(d)                                    2,200     391,600
-----------------------------------------------------------------------------
Sycamore Networks, Inc.(d)                                  4,700     518,762
-----------------------------------------------------------------------------
                                                                    2,643,949
-----------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 1.32%

International Business Machines Corp.                       1,800     197,212
-----------------------------------------------------------------------------
Sun Microsystems, Inc.(d)                                   8,100     736,594
-----------------------------------------------------------------------------
                                                                      933,806
-----------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.79%

Cisco Systems, Inc.(d)                                     13,000     826,312
-----------------------------------------------------------------------------
Foundry Networks, Inc.(d)                                   1,100     121,550
-----------------------------------------------------------------------------
VeriSign, Inc.(d)                                           1,800     317,700
-----------------------------------------------------------------------------
                                                                    1,265,562
-----------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.12%

Brocade Communications Systems, Inc.(d)                     2,800     513,756
-----------------------------------------------------------------------------
EMC Corp.(d)                                               11,600     892,475
-----------------------------------------------------------------------------
Immersion Corp.(d)                                          3,100      93,000
-----------------------------------------------------------------------------
                                                                    1,499,231
-----------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 4.03%

America Online, Inc.(d)                                     8,800     464,200
-----------------------------------------------------------------------------
BEA Systems, Inc.(d)                                        7,000     346,062
-----------------------------------------------------------------------------
InfoSpace, Inc.(d)                                         13,000     718,250
-----------------------------------------------------------------------------
ISS Group, Inc.(d)                                          3,900     385,064
-----------------------------------------------------------------------------
Microsoft Corp.(d)                                          4,200     336,000
-----------------------------------------------------------------------------
Oracle Corp.(d)                                             3,800     319,437
-----------------------------------------------------------------------------
PSINet Inc.(d)                                              2,300      57,787
-----------------------------------------------------------------------------
VERITAS Software Corp.(d)                                   2,000     226,031
-----------------------------------------------------------------------------
                                                                    2,852,831
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.50%

General Electric Co.                                        6,700     355,100
-----------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND                        17

                                                         MARKET
                                              SHARES      VALUE
ELECTRONICS (DEFENSE) - 0.42%

General Motors Corp. - Class H(d)                3,400 $   298,350
------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 3.67%

Analog Devices, Inc.(d)(e)                       7,400     562,400
------------------------------------------------------------------
Intel Corp.                                      4,300     574,856
------------------------------------------------------------------
Microchip Technology Inc.(d)                     3,450     201,016
------------------------------------------------------------------
SDL, Inc.(d)                                     3,100     884,081
------------------------------------------------------------------
Vitesse Semiconductor Corp.(d)                   5,100     375,169
------------------------------------------------------------------
                                                         2,597,522
------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.82%

Quanta Services, Inc.(d)                        10,500     577,500
------------------------------------------------------------------

ENTERTAINMENT - 0.32%

Time Warner Inc.                                 3,000     228,000
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.59%

Applied Materials, Inc.(d)                       4,600     416,875
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.90%

American Express Co.                             3,900     203,287
------------------------------------------------------------------
Citigroup Inc.                                   4,650     280,163
------------------------------------------------------------------
MGIC Investment Corp.                            3,300     150,150
------------------------------------------------------------------
                                                           633,600
------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 0.52%

American Home Products Corp.                     6,300     370,125
------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.37%

Forest Laboratories, Inc.(d)                     2,600     262,600
------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 1.73%

Merck & Co., Inc.                                4,400     337,150
------------------------------------------------------------------
Pfizer Inc.                                     18,500     888,000
------------------------------------------------------------------
                                                         1,225,150
------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.43%

Baxter International, Inc.                       5,200     365,625
------------------------------------------------------------------
Guidant Corp.(d)                                 4,000     198,000
------------------------------------------------------------------
Medtronic, Inc.                                  9,000     448,313
------------------------------------------------------------------
                                                         1,011,938
------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.08%

MAXIMUS, Inc.(d)                                 2,600      57,525
------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.25%

AXA Financial, Inc.                              5,300     180,200
------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.51%

American International Group, Inc.               3,100     364,250
------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.70%

Merrill Lynch & Co., Inc.                        3,500     402,500
------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                 5,500     457,875
------------------------------------------------------------------
Schwab (Charles) Corp. (The)                    10,300     346,338
------------------------------------------------------------------
                                                         1,206,713
------------------------------------------------------------------

                                                           MARKET
                                                SHARES      VALUE
NATURAL GAS - 0.87%

Enron Corp.                                        5,400 $   348,300
--------------------------------------------------------------------
Williams Cos., Inc. (The)                          6,400     266,800
--------------------------------------------------------------------
                                                             615,100
--------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.51%

Apache Corp.                                       1,800     105,863
--------------------------------------------------------------------
Kerr-McGee Corp.                                   4,300     253,431
--------------------------------------------------------------------
                                                             359,294
--------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.17%

Exxon Mobil Corp.                                  1,500     117,750
--------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.51%

AES Corp. (The)(d)                                 7,900     360,438
--------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.38%

Home Depot, Inc. (The)                             5,400     269,663
--------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.31%

Safeway Inc.(d)                                    4,800     216,600
--------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.49%

Target Corp.                                       6,000     348,000
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.64%

Amazon.com, Inc.(d)                                1,800      65,363
--------------------------------------------------------------------
Bed Bath & Beyond, Inc.(d)                         6,700     242,875
--------------------------------------------------------------------
Linens 'n Things, Inc.(d)                          5,400     146,475
--------------------------------------------------------------------
                                                             454,713
--------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.81%

Lamar Advertising Co.(d)                           7,200     311,850
--------------------------------------------------------------------
Omnicom Group Inc.                                 2,900     258,281
--------------------------------------------------------------------
                                                             570,131
--------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.56%

Critical Path, Inc.(d)                             4,600     268,238
--------------------------------------------------------------------
MarchFirst, Inc.(d)                                7,201     131,418
--------------------------------------------------------------------
                                                             399,656
--------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.20%
DST Systems, Inc.(d)                               1,900     144,638
--------------------------------------------------------------------

TELECOMMUNICATIONS - 0.27%

Williams Communications Group, Inc.(d)             5,800     192,488
--------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.06%

Level 3 Communications, Inc.(d)                    2,360     207,680
--------------------------------------------------------------------
Phone.com, Inc.(d)                                 4,600     299,575
--------------------------------------------------------------------
Western Wireless Corp. - Class A(d)                4,500     245,250
--------------------------------------------------------------------
                                                             752,505
--------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.39%

Winstar Communications, Inc.(d)                      218       7,385
--------------------------------------------------------------------
WorldCom, Inc.(d)                                  5,850     268,369
--------------------------------------------------------------------
                                                             275,754
--------------------------------------------------------------------

18                           AIM V.I. BALANCED FUND

                                                                    MARKET
                                                         SHARES      VALUE
TELEPHONE - 3.20%

Bell Atlantic Corp.                                         4,100 $   208,331
-----------------------------------------------------------------------------
Broadwing Inc.(d)                                           9,014     233,801
-----------------------------------------------------------------------------
McLeodUSA, Inc. - Class A(d)                               17,400     359,963
-----------------------------------------------------------------------------
NEXTLINK Communications, Inc. - Class A(d)                  7,600     288,325
-----------------------------------------------------------------------------
Qwest Communications International Inc.(d)                 12,200     606,188
-----------------------------------------------------------------------------
SBC Communications Inc.                                     4,500     194,625
-----------------------------------------------------------------------------
Time Warner Telecom, Inc. - Class A(d)                      5,800     373,375
-----------------------------------------------------------------------------
                                                                    2,264,608
-----------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $22,302,938)                                              29,544,153
-----------------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS - 1.38%

OIL & GAS (EXPLORATION & PRODUCTION) - 0.25%

Kerr-McGee Corp. - $1.83 Pfd. DECS                          3,500     174,125
-----------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.50%

Calpine Capital Trust - $2.88 Conv. Pfd.                    3,000     354,750
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.33%

Winstar Communications, Inc. - Series F,
 $72.50 Conv. Pfd.                                            237     234,512
-----------------------------------------------------------------------------

TELEPHONE - 0.16%

Broadwing Inc. - Series B, $3.38 Conv. Pfd.                   990      46,530
-----------------------------------------------------------------------------
NEXTLINK Communications, Inc. - $3.25 Conv. Pfd.              400      70,600
-----------------------------------------------------------------------------
                                                                      117,130
-----------------------------------------------------------------------------

WATER UTILITIES - 0.14%

AES Trust III - $3.38 Conv. Pfd.                            1,400      96,600
-----------------------------------------------------------------------------
  Total Domestic Preferred Stocks
   (Cost $780,980)                                                    977,117
-----------------------------------------------------------------------------

                                                       PRINCIPAL
                                                       AMOUNT(f)
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES - 0.33%

AUSTRALIA - 0.03%

State Bank New South Wales - Series E (Banks - Major
 Regional), Sr. Unsec. Gtd. Medium Term Notes, 8.63%,
 08/20/01                                         AUD      30,000      18,340
-----------------------------------------------------------------------------

CANADA - 0.07%

Clearnet Communications Inc. (Telecommunications -
 Cellular/Wireless), Sr. Unsec. Disc. Notes,
 10.75%, 02/15/09(b)                              CAD      50,000      18,929
-----------------------------------------------------------------------------
Export Development Corp. (Sovereign Debt), Sr. Unsec.
 Unsub. Notes, 6.50%, 12/21/04                    NZD      75,000      33,503
-----------------------------------------------------------------------------
                                                                       52,432
-----------------------------------------------------------------------------

NETHERLANDS - 0.05%

Mannesmann Finance B.V. (Machinery - Diversified),
 Gtd. Unsec. Unsub. Notes, 4.75%, 05/27/09        EUR      10,000       8,335
-----------------------------------------------------------------------------
Tecnost International N.V. - Series E (Telephone),
 Gtd. Medium Term Notes, 6.13%, 07/30/09          EUR      30,000      25,666
-----------------------------------------------------------------------------
                                                                       34,001
-----------------------------------------------------------------------------

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(f)     VALUE
NEW ZEALAND - 0.12%

International Bank for Reconstruction & Development -
 Class E (Banks - Money Center), Unsec. Medium Term
 Notes, 5.50%, 04/15/04                             NZD    200,000 $    87,455
------------------------------------------------------------------------------

UNITED KINGDOM - 0.06%

British Sky Broadcasting Group PLC (Broadcasting -
 Television, Radio & Cable), Sr. Gtd. Unsec. Unsub.
 Notes, 7.75%, 07/09/09(g)                          GBP     30,000      43,753
------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
   $272,275)                                                           235,981
------------------------------------------------------------------------------

                                                          SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 4.55%

BERMUDA - 0.60%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(d)                                                7,054     185,608
------------------------------------------------------------------------------
Tyco International Ltd. (Manufacturing - Diversified)        5,000     236,875
------------------------------------------------------------------------------
                                                                       422,483
------------------------------------------------------------------------------

CANADA - 1.08%

360networks Inc. (Telecommunications - Long
 Distance)(d)                                               11,400     173,850
------------------------------------------------------------------------------
AT&T Canada Inc. (Telephone)(d)                              6,200     205,762
------------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)             5,700     389,025
------------------------------------------------------------------------------
                                                                       768,637
------------------------------------------------------------------------------

FINLAND - 1.18%

Nokia Oyj - ADR (Communications Equipment)                  11,300     564,294
------------------------------------------------------------------------------
Sonera Oyj (Telecommunications - Cellular/Wireless)          5,900     268,442
------------------------------------------------------------------------------
                                                                       832,736
------------------------------------------------------------------------------

FRANCE - 0.39%

AXA (Insurance - Multi-Line)                                   740     116,343
------------------------------------------------------------------------------
AXA - ADR (Insurance - Multi-Line)                           2,000     159,125
------------------------------------------------------------------------------
                                                                       275,468
------------------------------------------------------------------------------

JAPAN - 0.15%

NTT DoCoMo, Inc. (Telecommunications -
  Cellular/Wireless)                                             4     108,134
------------------------------------------------------------------------------

MEXICO - 0.23%

Grupo Televisa S.A. - GDR (Entertainment)(d)                 2,400     165,450
------------------------------------------------------------------------------

NETHERLANDS - 0.18%

Libertel N.V. (Telecommunications -
  Cellular/Wireless)(d)                                      8,200     124,623
------------------------------------------------------------------------------

SOUTH KOREA - 0.22%

Korea Telecom Corp. - ADR (Telephone)                        3,184     154,026
------------------------------------------------------------------------------

SPAIN - 0.34%

Telefonica S.A. (Telephone)(d)                              11,400     244,406
------------------------------------------------------------------------------

UNITED KINGDOM - 0.18%

Vodafone AirTouch PLC (Telecommunications -
  Cellular/Wireless)                                        31,000     125,223
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests
   (Cost $2,613,948)                                                 3,221,186
------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND                           19

                                             PRINCIPAL       MARKET
                                               AMOUNT         VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 1.09%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 ("FNMA") - 0.83%

Medium Term Notes, 6.18%, 03/15/01(h)        $  300,000    $   298,554
----------------------------------------------------------------------
Pass through certificates,
 6.50%, 11/01/28                                308,391        290,658
----------------------------------------------------------------------
                                                               589,212
----------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 ("GNMA") - 0.26%

Pass through certificates, 6.50%, 03/15/29      194,785        184,863
----------------------------------------------------------------------
  Total U.S. Government Agency Securities
   (Cost $807,065)                                             774,075
----------------------------------------------------------------------

U.S. TREASURY SECURITIES - 11.19%

U.S. Treasury Notes - 11.19%
6.63%, 05/31/02                               1,200,000      1,205,316
----------------------------------------------------------------------
7.25%, 08/15/04                                 300,000        310,239
----------------------------------------------------------------------
5.88%, 11/15/04                               1,000,000        986,010
----------------------------------------------------------------------
6.75%, 05/15/05                               1,300,000      1,331,083
----------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10                   3,000,000(h)   3,057,970
----------------------------------------------------------------------
6.88%, 05/15/06                               1,000,000(h)   1,029,750
----------------------------------------------------------------------
                                                             7,920,368
----------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $7,905,466)                                         7,920,368
----------------------------------------------------------------------

                                               SHARES
MONEY MARKET FUNDS - 8.82%

STIC Liquid Assets Portfolio(i)               3,120,828      3,120,828
----------------------------------------------------------------------
STIC Prime Portfolio(i)                       3,120,828      3,120,828
----------------------------------------------------------------------
  Total Money Market Funds (Cost $6,241,656)                 6,241,656
----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.79%
 (COST $62,719,488)                                         70,662,860
----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.21%                          146,248
----------------------------------------------------------------------
NET ASSETS - 100.00%                                       $70,809,108
======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
DECS   - Dividend Enhanced Convertible Stock
Disc.  - Discounted
EUR    - Euro
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
NZD    - New Zealand Dollar
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The
    aggregate market value of these securities at 06/30/00 was $      2,061,373
    which represented 2.91% of the Fund's net assets.
(b) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Non-income producing security.
(e) A portion of this security is subject to call options written. See Note 6.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(i) The money market fund has the same investment advisor as the Fund.


See Notes to Financial Statements.

20                          AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $62,719,488)           $70,662,860
---------------------------------------------------------------------
Receivables for:
 Foreign currency contracts closed                              6,570
---------------------------------------------------------------------
 Investments sold                                             200,575
---------------------------------------------------------------------
 Variation margin                                              60,675
---------------------------------------------------------------------
 Fund shares sold                                             168,078
---------------------------------------------------------------------
 Dividends and interest                                       599,347
---------------------------------------------------------------------
Investment for deferred compensation plan                       9,990
---------------------------------------------------------------------
  Total assets                                             71,708,095
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        757,763
---------------------------------------------------------------------
 Fund shares reacquired                                         4,878
---------------------------------------------------------------------
 Options written (premiums received $11,170)                      375
---------------------------------------------------------------------
 Deferred compensation plan                                     9,990
---------------------------------------------------------------------
Accrued advisory fees                                          41,839
---------------------------------------------------------------------
Accrued administrative services fees                           46,463
---------------------------------------------------------------------
Accrued trustees' fees                                          1,482
---------------------------------------------------------------------
Accrued operating expenses                                     36,197
---------------------------------------------------------------------
  Total liabilities                                           898,987
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $70,809,108
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                5,332,477
=====================================================================
Net asset value, offering and redemption price per share  $     13.28
=====================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                                          $   860,521
------------------------------------------------------------------------------
Dividends (net of foreign withholding tax $983)                       254,644
------------------------------------------------------------------------------
  Total investment income                                           1,115,165
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         219,410
------------------------------------------------------------------------------
Administrative services fee                                            65,079
------------------------------------------------------------------------------
Custodian fees                                                         26,727
------------------------------------------------------------------------------
Trustees' fees                                                          3,393
------------------------------------------------------------------------------
Other                                                                  32,536
------------------------------------------------------------------------------
  Total expenses                                                      347,145
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                           (143)
------------------------------------------------------------------------------
  Net expenses                                                        347,002
------------------------------------------------------------------------------
Net investment income                                                 768,163
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS, FUTURES AND
 OPTION CONTRACTS

Net realized gain (loss) from:
 Investment securities                                             (1,325,692)
------------------------------------------------------------------------------
 Foreign currencies                                                   (15,543)
------------------------------------------------------------------------------
 Foreign currency contracts                                            26,804
------------------------------------------------------------------------------
 Futures contracts                                                     40,276
------------------------------------------------------------------------------
 Option contracts written                                              11,160
------------------------------------------------------------------------------
                                                                   (1,262,995)
------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                              1,778,189
------------------------------------------------------------------------------
 Foreign currencies                                                     1,285
------------------------------------------------------------------------------
 Foreign currency contracts                                            (8,322)
------------------------------------------------------------------------------
 Futures contracts                                                   (144,351)
------------------------------------------------------------------------------
 Option contracts written                                               6,874
------------------------------------------------------------------------------
                                                                    1,633,675
------------------------------------------------------------------------------
Net gain from investment securities, foreign currencies, foreign
 currency contracts, futures and option contracts                     370,680
------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $ 1,138,843
==============================================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND                           21

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                        JUNE 30,    DECEMBER 31,
                                                          2000          1999
                                                       -----------  ------------
OPERATIONS:

 Net investment income                                 $   768,163  $   746,439
--------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities,
  foreign currencies, foreign currency contracts,
  futures and option contracts                          (1,262,995)       8,710
--------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities, foreign currencies, foreign currency
  contracts, futures and option contracts                1,633,675    5,577,116
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   1,138,843    6,332,265
--------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                         --     (600,086)
--------------------------------------------------------------------------------
Distributions to shareholders from net realized gains           --     (230,004)
--------------------------------------------------------------------------------
Share transactions - net                                21,363,195   32,461,559
--------------------------------------------------------------------------------
  Net increase in net assets                            22,502,038   37,963,734
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                    48,307,070   10,343,336
--------------------------------------------------------------------------------
 End of period                                         $70,809,108  $48,307,070
================================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                         $63,361,175  $41,997,980
--------------------------------------------------------------------------------
 Undistributed net investment income                       890,791      122,628
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies, foreign
  currency contracts, futures and option contracts      (1,354,337)     (91,342)
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, foreign currency contracts,
  futures and option contracts                           7,911,479    6,277,804
--------------------------------------------------------------------------------
                                                       $70,809,108  $48,307,070
================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization between the Fund and the Trust, the Fund was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of

22                          AIM V.I. BALANCED FUND
   equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
I. Put Options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the

                            AIM V.I. BALANCED FUND                            23
   potential for the Fund to profit from an increase in the value of the securities hedged.
J. Bond Premiums - It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $65,079 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,744 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $143 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $143.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - CALL OPTION CONTRACTS
Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                        CALL OPTION
                         CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     --------- --------
Beginning of period      47    $ 20,258
----------------------------------------
Written                  20      11,170
----------------------------------------
Closed                  (30)    (11,564)
----------------------------------------
Exercised               (17)     (8,694)
----------------------------------------
End of period            20    $ 11,170
----------------------------------------

Open call option contracts written at June 30, 2000 were as follows:

                                                           JUNE 30,
                      CONTRACT STRIKE NUMBER OF PREMIUMS     2000      UNREALIZED
ISSUE                  MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE APPRECIATION
--------------------  -------- ------ --------- -------- ------------ ------------
Analog Devices, Inc.   Jul-00   $105      20    $11,170      $375       $10,795
----------------------------------------------------------------------------------

24                          AIM V.I. BALANCED FUND

NOTE 7 - FUTURES CONTRACTS
On June 30, 2000, $400,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                     UNREALIZED
                   NO. OF     MONTH/     MARKET     APPRECIATION
CONTRACT          CONTRACTS COMMITMENT    VALUE    (DEPRECIATION)
----------------  --------- ---------- ----------- --------------
NASDAQ 100 Index       5    Sep-00/Buy $ 1,908,500    $(33,775)
-----------------------------------------------------------------
S&P 500 Index          7    Sep-00/Buy   2,569,175      (6,241)
-----------------------------------------------------------------
                                       $ 4,477,675    $(40,016)
=================================================================

NOTE 8 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $35,612,714 and $14,474,905, respectively.
The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $9,541,768
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (1,606,909)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $7,934,859
=========================================================================

Cost of investments for tax purposes is $62,728,001.

NOTE 9 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                               JUNE 30, 2000         DECEMBER 31, 1999
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       1,774,117  $23,275,967  2,956,052  $34,512,915
--------------------------------------------------------------------------
Issued as reinvestment of
 dividends                        --           --     66,460      830,090
--------------------------------------------------------------------------
Reacquired                  (144,901)  (1,912,772)  (247,878)  (2,881,446)
--------------------------------------------------------------------------
                           1,629,216  $21,363,195  2,774,634  $32,461,559
==========================================================================

                             AIM V.I. BALANCED FUND                           25

NOTE 10 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                 MAY 1, 1998
                                                                    (DATE
                                      SIX MONTHS                  OPERATIONS
                                         ENDED       YEAR ENDED  COMMENCED) TO
                                       JUNE 30,     DECEMBER 31, DECEMBER 31,
                                        2000(a)       1999(a)        1998
                                      -----------   ------------ -------------
Net asset value, beginning of period    $ 13.04       $ 11.14       $ 10.00
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.17          0.31          0.12
-------------------------------------------------------------------------------
 Net gains on securities (both
  realized and unrealized)                 0.07          1.83          1.18
-------------------------------------------------------------------------------
  Total from investment operations         0.24          2.14          1.30
-------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income        --         (0.17)        (0.14)
-------------------------------------------------------------------------------
 Distributions from net realized
  gains                                      --         (0.07)        (0.02)
-------------------------------------------------------------------------------
  Total distributions                        --         (0.24)        (0.16)
-------------------------------------------------------------------------------
Net asset value, end of period          $ 13.28       $ 13.04       $ 11.14
===============================================================================
Total return(b)                            1.84%        19.31%        13.02%
===============================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s
 omitted)                               $70,809       $48,307       $10,343
===============================================================================
Ratio of expenses to average net assets:
 With fee waivers                          1.19%(c)      1.21%         1.18%(d)
-------------------------------------------------------------------------------
 Without fee waivers                       1.19%(c)      1.31%         2.83%(d)
===============================================================================
Ratio of net investment income to
 average net assets                        2.63%(c)      2.66%         3.71%(d)
===============================================================================
Portfolio turnover rate                      16%           57%            9%
===============================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $58,802,783.
(d) Annualized.

26                           AIM V.I. BALANCED FUND

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Balanced Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     3,540,401    90,035    290,586
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........     3,447,753   143,079    330,190
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     3,449,424   145,828    325,770
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........     3,471,747   107,007    342,268
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........     3,492,745   100,491    327,786
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     3,425,867   169,613    325,542
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     3,397,078   191,881    332,063
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................     3,445,042   139,394    336,586
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     3,421,294   179,133    320,595
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................     3,342,268   179,156    399,598
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     3,551,821    57,911    311,290

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

                            AIM V.I. BALANCED FUND                            27

SEMIANNUAL REPORT/MANAGER'S OVERVIEW

AIM V.I. Blue Chip Fund
FUND PERFORMS WELL IN CHALLENGING MARKET

HOW DID THE FUND PERFORM DURING THE        But many non-technology stocks,             TOTAL RETURNS
REPORTING PERIOD?                          particularly those that warned of
Benefiting from its wide diversification   potential earnings shortfalls, were         For the six months ended 6/30/00
across all sectors, AIM V.I. Blue          volatile as well during the first half
Chip Fund performed well for shareholders  of the year.                                AIM V.I. Blue Chip Fund             4.60%
despite volatility in the financial            Following the March/April technology    -----------------------------------------
markets during the first half of 2000.     sell-off, some investors sought safety by   Russell 1000 Index                  0.78%
For the six months ended June 30, 2000,    shifting from growth stocks to value        -----------------------------------------
the fund's total return was 4.60%,         stocks, or from less-established to more-   S&P 500 Index                      -0.43%
exceeding that of the Russell 1000 Index,  established companies. Other investors      -----------------------------------------
which rose by 0.78% for the same period.   simply moved to cash--and waited. They
(The S&P 500, considered representative    waited to see whether the Federal Reserve   Past performance cannot guarantee
of the stock market as a whole, declined   Board (the Fed) would continue its year-    comparable future results. Market
0.43% during the first six months of       long series of interest-rate increases,     volatility can significantly impact
2000.) Because the fund's shares have been waited to see where the economy was headed  short-term performance. Results of an
offered for less than a year, the returns  and waited to evaluate mid-year corporate   investment made today may differ
provided are cumulative total returns that earnings reports. As they waited, the       substantially from the historical
have not yet been annualized.              markets drifted for much of May and June.   performance shown.
    The fund's total net assets stood at
$8.5 million on June 30, 2000.             WHY WERE THE MARKETS SO VOLATILE            expressed concern about a tight labor
                                           DURING THE FIRST HALF OF THE YEAR?          market, higher oil prices and increased
WHAT WERE THE MAJOR TRENDS IN THE          There were many reasons, but the Fed's      consumer spending.
FINANCIAL MARKETS?                         decision to continue raising the key            Several economic indicators have begun
U.S. equity markets experienced            federal funds rate (the interest rate       to suggest that the hikes may be slowing
significant volatility during the first    banks charge one another for overnight      the economy. In recent months, housing
half of 2000, and investors changed their  loans) clearly unnerved many investors.     starts, new-home sales, new-construction
investment strategies to deal with this    Since June 1999, the Fed has increased      spending and retail sales have declined or
volatility. Volatility was most pronounced interest rates six times (for a cumulative  increased more slowly in reaction to the
among high-flying technology stocks,       total increase of 1.75%) in an effort to    Fed's actions.
many of which fell sharply in March and    contain inflation and cool off
April.                                     the economy. The Fed has repeatedly


HOW WE SEEK THE BLUEST OF THE BLUE CHIPS
How does AIM V.I. Blue Chip Fund pursue its goal of seeking       positions? Because a strong position in its industry can give
long-term growth of capital for its shareholders? The short       a company pricing flexibility--as well as the potential for
answer is by owning the stocks, convertible securities and        strong unit sales. These factors, in turn, can lead to higher
bonds of large, established companies that managers believe       earnings growth and greater share-price appreciation.
are (or can become) leaders in their fields. The longer answer is more complex. To be considered for purchase by fund managers,  Fund managers base their buying decisions on a bottom-up
a company must:                                                   analysis of each stock they consider. Each blue-chip company
 .  have superior growth fundamentals compared to other companies  must also possess at least one of these financial characteristics:
   within its industry                                            .  faster earnings growth than its competitors and the market
 .  have attractive valuations relative to other companies within     in general
   its industry                                                   .  higher profit margins than its competitors
 .  be a market leader (or have the potential to become a market   .  stronger cash flow than its competitors
   leader) as evidenced by strong market share, strong cash       .  a balance sheet with relatively low debt and a high return on
   flows, etc., relative to its competitors                          equity compared to its competitors

Why do fund managers search for the stocks of companies that occupy (or have the potential to occupy) industry-leading

28                          AIM V.I. BLUE CHIP FUND


HOW WAS THE FUND'S PORTFOLIO POSITIONED AT  PORTFOLIO COMPOSITION
THE CLOSE OF THE REPORTING PERIOD?          As of 6/30/00, based on total net assets
The fund held 82 stocks in a broad range
of industries at the end of June. While we  TOP 10 EQUITY HOLDINGS                        TOP 10 INDUSTRIES
select stocks for the portfolio company by   1. General Electric Co.               4.56%   1. Computers (Software & Services) 9.05%
company, based on each company's market      2. Cisco Systems, Inc.                4.05    2. Communications Equipment        6.84
leadership and growth potential, we          3. Pfizer Inc.                        3.90    3. Health Care
believe that some sectors are likely to      4. Intel Corp.                        2.84       (Drugs--Major Pharmaceuticals)  6.43
continue to experience above-average         5. Nortel Networks Corp.                      4. Electrical Equipment            5.57
growth. These include the technology,           (Canada)                           2.82    5. Electronics (Semiconductors)    5.22
health-care and financial sectors. The       6. Oracle Corp.                       2.68    6. Computers (Hardware)            4.37
fund owned stocks of leading companies       7. Microsoft Corp.                    2.55    7. Financial (Diversified)         4.24
in each:                                     8. Tyco International Ltd.                    8. Broadcasting
 .  Nortel Networks, VERITAS Software,           (Bermuda)                          2.40       (Television, Radio & Cable)     4.24
   Oracle and Cisco Systems in the           9. Sun Microsystems, Inc.             2.14    9. Computers (Networking)          4.05
   technology sector                        10. American International Group, Inc. 2.08   10. Retail (General Merchandise)    3.72
 .  Pfizer, Schering-Plough, Medtronic,
   Pharmacia and Amgen in the health-care   The fund's portfolio is subject to change, and there is no assurance that the
   sector                                   fund will continue to hold any particular security.
 .  Morgan Stanley Dean Witter, American
   Express, Citigroup, Chase Bank and
   American International Group in the
   financial sector

WHAT WERE SOME OF THE FUND'S                WHAT IS YOUR OUTLOOK FOR THE FUTURE?       investor sentiment shifts from growth to
LARGEST HOLDINGS?                           There are signs that Fed rate hikes are    value, or vice versa.
General Electric and Cisco Systems were     beginning to slow the economy, possibly
the fund's two largest holdings at the      obviating the need for additional               ------------------------------
close of the reporting period--and          increases. While a continuing tight labor
illustrate what we mean when we say         market and high oil prices remain          The performance figures shown here, which
"market leaders."                           concerns, we are cautiously optimistic     represent AIM V.I. Blue Chip Fund, are not
    General Electric is a dominant force    that the Fed will succeed in piloting      intended to reflect actual annuity values,
in a wide range of industries. Its National the U.S. economy to a "soft landing."      and they do not reflect charges at the
Broadcasting Company delivers network       Indeed, shortly after the close of the     separate-account level which (if applied)
television programming, operates television reporting period, based on positive        would lower them. AIM V.I. Blue Chip Fund's
stations, and provides cable, Internet      second-quarter earnings reports and the    performance figures are historical, and
and multimedia programming and              increasing likelihood that the Fed was     they reflect the reinvestment of distribut-
distribution services. GE Capital Services, approaching the end of its tightening      ions and changes in net asset value. The
which accounts for half the company's       cycle, investor confidence seemed to       fund's investment return and principal
sales, is among the largest financial-      increase, and the markets rallied.         value will fluctuate, so an investor's
services companies in the United States.        We continue to believe that the        shares, when redeemed, may be worth more or
GE manufactures everything from  household  outlook for AIM V.I. Blue Chip Fund        less than their original cost.
appliances to light bulbs to medical-       is positive. In any market environment,        Had fees and expenses not been waived,
imaging equipment--as well as the power     but particularly in times of volatility    returns would have been lower.
plants to run them.                         or uncertainty, it can be beneficial to        The unmanaged Russell 1000 Index (the
    Cisco controls more than three-quarters own stocks of large, established,          Russell 1000) represents the performance of
of the global market for products that link industry-leading companies. Also, when     the stocks of large-capitalization
networks and power the Internet, including  selecting stocks for the portfolio, the    companies. The unmanaged Standard & Poor's
routers and switches. Indeed, Cisco has a   fund's flexible investment strategy allows Composite Index of 500 Stocks (the S&P 500)
60% share of the router market, which is    it to buy stocks with superior growth      represents the performance of the stock
growing 40% annually. It also makes dial-   fundamentals as well as stocks with favor- market.
up access servers and network-management    able relative valuations. This representa-     An investment cannot be made in an
software. Last year, the company's annual   tion across all sectors and investment     index. Index results include reinvested
revenues increased by 43.7% and its net     styles helps dampen volatility when        dividends.
income increased by 55.2%


                            AIM V.I. BLUE CHIP FUND                           29

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                          MARKET
                                                SHARES    VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 93.27%

AIRLINES - 0.30%

Delta Air Lines, Inc.                               500 $   25,280
------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 1.15%

Fifth Third Bancorp                                 700     44,275
------------------------------------------------------------------
State Street Corp.                                  500     53,031
------------------------------------------------------------------
                                                            97,306
------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.30%

Chase Manhattan Corp. (The)                       2,400    110,550
------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.41%

Coca-Cola Co. (The)                                 600     34,462
------------------------------------------------------------------

BIOTECHNOLOGY - 1.24%

Amgen Inc.(a)                                     1,500    105,375
------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.24%

AT&T Corp. - Liberty Media Group - Class A(a)     3,900     94,575
------------------------------------------------------------------
Clear Channel Communications, Inc.(a)               600     45,000
------------------------------------------------------------------
Comcast Corp. - Class A(a)                        1,600     64,800
------------------------------------------------------------------
MediaOne Group, Inc.(a)                             700     46,287
------------------------------------------------------------------
Viacom Inc. - Class B(a)                          1,600    109,100
------------------------------------------------------------------
                                                           359,762
------------------------------------------------------------------

CHEMICALS - 0.74%

Air Products & Chemicals, Inc.                      900     27,730
------------------------------------------------------------------
Du Pont (E. I.) de Nemours & Co.                    800     35,000
------------------------------------------------------------------
                                                            62,730
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 6.84%

Comverse Technology, Inc.(a)                        600     55,800
------------------------------------------------------------------
JDS Uniphase Corp.(a)                               900    107,888
------------------------------------------------------------------
Lucent Technologies Inc.                            900     53,325
------------------------------------------------------------------
Nokia Oyj - ADR (Finland)                         2,500    124,844
------------------------------------------------------------------
Nortel Networks Corp. (Canada)                    3,500    238,875
------------------------------------------------------------------
                                                           580,732
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 4.37%

Dell Computer Corp.(a)                            1,700     83,831
------------------------------------------------------------------
Gateway, Inc.(a)                                    700     39,725
------------------------------------------------------------------
International Business Machines Corp.               600     65,738
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                         2,000    181,875
------------------------------------------------------------------
                                                           371,169
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 4.05%

Cisco Systems, Inc.(a)                            5,400    343,238
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.00%

EMC Corp.(a)                                      2,200    169,262
------------------------------------------------------------------


                                                    MARKET
                                          SHARES    VALUE
COMPUTERS (SOFTWARE & SERVICES) - 9.05%

America Online, Inc.(a)                     1,300 $   68,575
------------------------------------------------------------
Microsoft Corp.(a)                          2,700    216,000
------------------------------------------------------------
Oracle Corp.(a)                             2,700    226,969
------------------------------------------------------------
VERITAS Software Corp.(a)                   1,500    169,523
------------------------------------------------------------
Yahoo! Inc.(a)                                700     86,713
------------------------------------------------------------
                                                     767,780
------------------------------------------------------------

ELECTRIC COMPANIES - 0.44%

Edison International                        1,800     36,900
------------------------------------------------------------

ELECTRICAL EQUIPMENT - 5.57%

General Electric Co.                        7,300    386,900
------------------------------------------------------------
Sanmina Corp.(a)                            1,000     85,500
------------------------------------------------------------
                                                     472,400
------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 5.22%

Intel Corp.                                 1,800    240,638
------------------------------------------------------------
Texas Instruments Inc.                      1,500    103,031
------------------------------------------------------------
Xilinx, Inc.(a)                             1,200     99,075
------------------------------------------------------------
                                                     442,744
------------------------------------------------------------

ENTERTAINMENT - 1.25%

Time Warner Inc.                            1,400    106,400
------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.96%

Applied Materials, Inc.(a)                    900     81,562
------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 4.24%

American Express Co.                        1,800     93,825
------------------------------------------------------------
Citigroup Inc.                              2,400    144,600
------------------------------------------------------------
Fannie Mae                                  1,400     73,062
------------------------------------------------------------
Freddie Mac                                 1,200     48,600
------------------------------------------------------------
                                                     360,087
------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 2.49%

Allergan, Inc.                                900     67,050
------------------------------------------------------------
American Home Products Corp.                  800     47,000
------------------------------------------------------------
Bristol-Myers Squibb Co.                      800     46,600
------------------------------------------------------------
Johnson & Johnson                             500     50,937
------------------------------------------------------------
                                                     211,587
------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) -
  6.43%

Merck & Co., Inc.                             600     45,975
------------------------------------------------------------
Pfizer Inc.                                 6,900    331,200
------------------------------------------------------------
Pharmacia Corp.                             1,300     67,194
------------------------------------------------------------
Schering-Plough Corp.                       2,000    101,000
------------------------------------------------------------
                                                     545,369
------------------------------------------------------------

30                          AIM V.I. BLUE CHIP FUND

                                                             MARKET
                                                   SHARES    VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.99%

Guidant Corp.(a)                                       900 $   44,550
---------------------------------------------------------------------
Medtronic, Inc.                                      2,500    124,531
---------------------------------------------------------------------
                                                              169,081
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.64%

Colgate-Palmolive Co.                                  900     53,887
---------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.08%

American International Group, Inc.                   1,500    176,250
---------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 3.01%

Merrill Lynch & Co., Inc.                              700     80,500
---------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                     2,100    174,825
---------------------------------------------------------------------
                                                              255,325
---------------------------------------------------------------------

LODGING - HOTELS - 0.39%

Carnival Corp.                                       1,700     33,150
---------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.38%

Ingersoll-Rand Co.                                     800     32,200
---------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 3.09%

Tyco International Ltd. (Bermuda)                    4,300    203,712
---------------------------------------------------------------------
United Technologies Corp.                            1,000     58,875
---------------------------------------------------------------------
                                                              262,587
---------------------------------------------------------------------

NATURAL GAS - 1.45%

El Paso Energy Corp.                                   900     45,844
---------------------------------------------------------------------
Enron Corp.                                          1,200     77,400
---------------------------------------------------------------------
                                                              123,244
---------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.14%

Halliburton Co.                                      1,100     51,906
---------------------------------------------------------------------
Schlumberger Ltd.                                      600     44,775
---------------------------------------------------------------------
                                                               96,681
---------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 2.45%

Exxon Mobil Corp.                                    2,100    164,850
---------------------------------------------------------------------
Royal Dutch Petroleum Co. - ADR - New York Shares
 (Netherlands)                                         700     43,094
---------------------------------------------------------------------
                                                              207,944
---------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.26%

Bowater Inc.                                           500     22,063
---------------------------------------------------------------------

RAILROADS - 0.31%

Canadian National Railway Co. (Canada)                 900     26,269
---------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 1.82%

Home Depot, Inc. (The)                               3,100    154,806
---------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.69%

Safeway Inc.(a)                                      1,300     58,663
---------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 3.72%

Costco Wholesale Corp.(a)                            1,700     56,100
---------------------------------------------------------------------
Target Corp.                                         1,600     92,800
---------------------------------------------------------------------
Wal-Mart Stores, Inc.                                2,900    167,113
---------------------------------------------------------------------
                                                              316,013
---------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
RETAIL (SPECIALTY-APPAREL) - 0.44%

Gap, Inc. (The)                                    1,200     $   37,500
------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.61%

Interpublic Group of Companies, Inc. (The)         1,200         51,600
------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.49%

First Data Corp.                                   1,500         74,438
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    1,200         51,900
------------------------------------------------------------------------
                                                                126,338
------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.33%

Nextel Communications, Inc. - Class A(a)           1,600         97,900
------------------------------------------------------------------------
Vodafone AirTouch PLC - ADR (United Kingdom)       2,400         99,450
------------------------------------------------------------------------
                                                                197,350
------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.32%

AT&T Corp.                                           500         15,813
------------------------------------------------------------------------
WorldCom, Inc.(a)                                  2,100         96,338
------------------------------------------------------------------------
                                                                112,151
------------------------------------------------------------------------

TELEPHONE - 1.37%

BellSouth Corp.                                    1,100         46,888
------------------------------------------------------------------------
SBC Communications Inc.                            1,600         69,200
------------------------------------------------------------------------
                                                                116,088
------------------------------------------------------------------------
Total Common Stocks & Other Equity Interests
 (Cost $7,614,110)                                            7,913,885
------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES - 0.18%

U.S. TREASURY BILLS - 0.18%

5.66%, 09/21/00 (Cost $14,808)(b)               $ 15,000(c)      14,815
------------------------------------------------------------------------

                                                 SHARES
MONEY MARKET FUNDS - 13.45%

STIC Liquid Assets Portfolio(d)                  570,564        570,564
------------------------------------------------------------------------
STIC Prime Portfolio(d)                          570,564        570,564
------------------------------------------------------------------------
Total Money Market Funds (Cost $1,141,128)                    1,141,128
------------------------------------------------------------------------
TOTAL INVESTMENTS - 106.90%
 (COST $8,770,046)                                            9,069,828
------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (6.90%)                        (585,147)
------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $8,484,681
========================================================================

Investment Abbreviations:

ADR-American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund has the same investment advisor as the Fund.

                            AIM V.I. BLUE CHIP FUND                          31

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $8,770,046)            $9,069,828
--------------------------------------------------------------------
Receivables for:
 Investments sold                                             41,030
--------------------------------------------------------------------
 Variation margin                                              1,515
--------------------------------------------------------------------
 Fund shares sold                                            177,789
--------------------------------------------------------------------
 Dividends                                                     6,044
--------------------------------------------------------------------
Investment for deferred compensation plan                      1,382
--------------------------------------------------------------------
  Total assets                                             9,297,588
--------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       798,049
--------------------------------------------------------------------
 Deferred compensation plan                                    1,382
--------------------------------------------------------------------
Accrued advisory fees                                          4,498
--------------------------------------------------------------------
Accrued administrative services fees                           4,098
--------------------------------------------------------------------
Accrued trustees' fees                                         1,549
--------------------------------------------------------------------
Accrued operating expenses                                     3,331
--------------------------------------------------------------------
  Total liabilities                                          812,907
--------------------------------------------------------------------
Net assets applicable to shares outstanding               $8,484,681
--------------------------------------------------------------------

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                 810,708
====================================================================
Net asset value, offering and redemption price per share  $    10.47
====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $67)                      $ 23,006
-----------------------------------------------------------------------------
Interest                                                               1,891
-----------------------------------------------------------------------------
  Total investment income                                             24,897
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         14,590
-----------------------------------------------------------------------------
Administrative services fee                                           24,863
-----------------------------------------------------------------------------
Custodian fees                                                        21,112
-----------------------------------------------------------------------------
Printing                                                              16,142
-----------------------------------------------------------------------------
Professional fees                                                     15,900
-----------------------------------------------------------------------------
Trustees' fees                                                         3,376
-----------------------------------------------------------------------------
Other                                                                    421
-----------------------------------------------------------------------------
  Total expenses                                                      96,404
-----------------------------------------------------------------------------
Less:Fees waived and reimbursed by Advisor                           (69,833)
-----------------------------------------------------------------------------
Expenses paid indirectly                                              (1,338)
-----------------------------------------------------------------------------
  Net expenses                                                        25,233
-----------------------------------------------------------------------------
Net investment income (loss)                                            (336)
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND
 FUTURES CONTRACTS

Net realized gain (loss) from:
  Investment securities                                              (48,407)
-----------------------------------------------------------------------------
  Futures contracts                                                  (40,031)
-----------------------------------------------------------------------------
                                                                    (88,438)
-----------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) OF:

  Investment securities                                              299,778
-----------------------------------------------------------------------------
  Futures contracts                                                   (3,607)
-----------------------------------------------------------------------------
                                                                     296,171
-----------------------------------------------------------------------------
Net gain on investment securities and futures contracts              207,733
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations                $207,397
=============================================================================

See Notes to Financial Statements.

32                          AIM V.I. BLUE CHIP FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                        JUNE 30,   DECEMBER 31,
                                                          2000         1999
                                                       ----------  ------------
OPERATIONS:

 Net investment income (loss)                          $     (336)  $     168
-------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities
  and futures contracts                                   (88,438)       (574)
-------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities and futures contracts                        296,171          --
-------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                             207,397        (406)
-------------------------------------------------------------------------------
Share transactions-net                                  7,277,680   1,000,010
-------------------------------------------------------------------------------
  Net increase in net assets                            7,485,077     999,604
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                      999,604          --
-------------------------------------------------------------------------------
 End of period                                         $8,484,681   $ 999,604
===============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                         $8,277,668   $ 999,988
-------------------------------------------------------------------------------
 Undistributed net investment income (loss)                  (146)        190
-------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and futures contracts             (88,438)         --
-------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of investment
  securities and futures contracts                        295,597        (574)
-------------------------------------------------------------------------------
                                                       $8,484,681   $ 999,604
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Blue Chip Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve long-term growth of capital, with a secondary objective of current income.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also

                            AIM V.I. BLUE CHIP FUND
   generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. During the six months ended June 30, 2000, AIM waived fees of $14,590 and reimbursed expenses of $55,243.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,725 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $1,338 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,338.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $7,845,294 and $182,777, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $545,223
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (245,441)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $299,782
-----------------------------------------------------------------------

Investments have the same cost for tax and financial statement purposes.

NOTE 7 - FUTURES CONTRACTS
On June 30, 2000, $15,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                             UNREALIZED
               NO. OF     MONTH/   MARKET   APPRECIATION
CONTRACT      CONTRACTS COMMITMENT  VALUE  (DEPRECIATION)
--------      --------- ---------- ------- --------------
S&P 500 Mini       3    Sep-00/Buy $73,405    $(4,185)

NOTE 8 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the period December 29, 1999 (date operations commenced) through December 31, 1999 were as follows:

                             JUNE 30, 2000         DECEMBER 31, 1999
                           -------------------     ------------------
                           SHARES     AMOUNT       SHARES    AMOUNT
                           -------  ----------     ------- ----------
Sold                       741,895  $7,590,483     100,001 $1,000,010
---------------------------------------------------------------------
Reacquired                 (31,188)   (312,803)         --         --
---------------------------------------------------------------------
                           710,707  $7,277,680     100,001 $1,000,010
=====================================================================

34                          AIM V.I. BLUE CHIP FUND

NOTE 9 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                 DECEMBER 29,
                                                                  1999 (DATE
                                                   SIX MONTHS     OPERATIONS
                                                     ENDED       COMMENCED) TO
                                                    JUNE 30,     DECEMBER 31,
                                                      2000           1999
                                                   ----------    -------------
Net asset value, beginning of period                 $10.00         $10.00
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                   --             --
------------------------------------------------------------------------------
 Net gains on securities (both realized and
  unrealized)                                          0.47             --
------------------------------------------------------------------------------
  Total from investment operations                     0.47             --
------------------------------------------------------------------------------
Net asset value, end of period                       $10.47         $10.00
==============================================================================
Total return(a)                                        4.70%            --
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $8,485         $1,000
==============================================================================
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements        1.36%(b)       1.30%(c)
------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements     4.92%(b)      12.49%(c)
==============================================================================
Ratio of net investment income (loss) to average
 net assets                                           (0.02)%(b)      3.07%(c)
==============================================================================
Portfolio turnover rate                                   5%            --
==============================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $3,942,995.
(c) Annualized.


                            AIM V.I. BLUE CHIP FUND                           35

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Blue Chip Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................       118,492    N/A         3,529
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........       122,021    N/A        N/A
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................       122,021    N/A        N/A
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........       118,492    N/A         3,529
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........       122,021    N/A        N/A
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................       122,021    N/A        N/A
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................       122,021    N/A        N/A
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................       122,021    N/A        N/A
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................       122,021    N/A        N/A
 (5)    Approval of changing the Investment
        Objective and so that it is Non-
        Fundamental........................       122,021    N/A        N/A
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............       122,021    N/A        N/A

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

36                          AIM V.I. BLUE CHIP FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. CAPITAL APPRECIATION FUND

FUND RECORDS SOLID RETURNS

IN A VOLATILE MARKET ENVIRONMENT, MID- AND  the Federal Reserve Board (the Fed) might   prospects of mid-sized companies. We also
SMALL-CAP STOCKS OUTPERFORMED LARGE-CAP     continue to raise interest rates to slow    took advantage of the market sell-off
STOCKS. HOW DID AIM V.I. CAPITAL            torrid economic growth and to contain       in the spring to buy the stocks of
APPRECIATION FUND PERFORM?                  inflation. On May 16, the Fed, which        quality companies at reduced prices.
Despite a sharp market sell-off in April    launched a monetary tightening policy in
and May, the fund posted a solid 8.24%      June 1999, raised the key federal funds     HOW WAS THE FUND POSITIONED AS OF JUNE 30?
cumulative total return for the six months  rate--the rate banks charge one another     At the end of the reporting period, the
ended June 30, 2000. The fund outperformed  for overnight loans--from 6.0% to 6.5%.     fund had 136 equity holdings. Technology
the Lipper Multi-Cap Growth Fund Index,     Interest-rate concerns before and after     stocks made up 45% of the portfolio. The
the Russell Midcap Index and the S&P 500,   the Fed's action prompted a sell-off        fund's significant exposure to the
which had total returns of 7.40%, 5.12%     that affected nearly every stock-market     technology sector was a result of our
and -0.43%, respectively, for the same      sector in April and May, causing markets    stock-selection process, which is based
period.                                     to be extremely volatile.                   on earnings growth prospects, not
                                                Markets rallied in June as key economic macroeconomic predictions. We continued to
TOTAL RETURNS OF FUND VS. INDEXES           data, such as housing starts and retail     find many companies with excellent earnings
                                            sales, indicated that the economy might be  prospects in the technology sector.
12/31/99-6/30/00                            slowing, diminishing the possibility of     Moreover, we generally do not buy the
                                            further Fed rate hikes. At its June 28      stocks of companies that have no earnings.
AIM V.I. Capital Appreciation Fund   8.24%  meeting, the Fed left interest rates            Industries within the technology sector
------------------------------------------  unchanged. The June rally enabled the       that were prominently represented in the
Lipper Multi-Cap Growth Fund Index   7.40%  Nasdaq, which lost 37.3% of its value       portfolio included computer software and
------------------------------------------  between March 10 and May 23, to end the     services, communications equipment and
Russell Midcap Index                 5.12%  reporting period down only 2.54%.           semiconductors. These industries are
------------------------------------------      While the Dow, a barometer of the       benefiting from the steady sales of
S&P 500 Index                       -0.43%  performance of large-cap stocks, was down   personal computers, the proliferation
                                            8.44% for the six months ended June 30,     of new communications devices and the
WHAT WERE THE KEY TRENDS IN THE STOCK       mid- and small-cap stocks posted positive   expansion of the Internet. We believe that
MARKET?                                     returns for the period. Additionally,       the outlook is favorable for tech
Markets soared, then declined before        investors generally favored the stocks of   companies, which stand to benefit from
staging a comeback as the reporting period  companies with tangible earnings. In the    global economic expansion, mergers and
drew to a close. During the first three     small-cap stock universe, value stocks      acquisitions and the growth of wireless
months of 2000, several key market indexes  slightly outperformed growth stocks, while  communications and the Internet.
rose to new heights, with the Dow setting   in the large- and mid-cap stock categories,
a record in January and the technology-     growth stocks were the better performers.   WHAT WERE A FEW OF THE TECH STOCKS IN THE
dominated Nasdaq following suit in March.                                               PORTFOLIO AT THE END OF THE REPORTING
High-flying technology stocks helped propel WAS THE FUND ABLE TO TAKE ADVANTAGE OF      PERIOD?
these advances. Toward the end of March,    THESE MARKET TRENDS?                        . Corning, the fund's largest holding, is
however, investors became concerned that    Yes, because even though large- and           the inventor and one of the world's top
tech stocks might be overvalued, sparking   super-cap stocks made up the bulk of the      manufacturers of fiber-optic cable.
a sharp sell-off in this sector. In April,  portfolio, mid-cap stocks, the market       . VERITAS is the world's largest maker of
a federal court ruling against software     leaders, made up more than a quarter of       storage-management software, which
giant Microsoft (not a fund holding) helped the fund's holdings. Investors gravitated     protects networks against data loss
perpetuate the sell-off. The stocks of      to mid-cap stocks because of their            from crashes and errors, expedites
Internet companies with no earnings were    attractive valuations compared to large-cap   data recovery and manages corporate
particularly hard hit.                      stocks and the appealing earnings             storage.
    Investors were also concerned that

                      AIM V.I. CAPITAL APPRECIATION FUND                     37


PORTFOLIO COMPOSITION                                                                   Past performance cannot guarantee comparable
As of 6/30/00, based on total net assets                                                future results. Market volatility can
                                                                                        significantly impact short-term performance.
                                                                                        Results of an investment made today may
                                                                                        differ substantially from the historical
TOP 10 EQUITY HOLDINGS                      TOP 10 INDUSTRIES                           performance shown.
 1. Corning Inc.                      3.10%  1. Communications Equipment        16.79%
 2. VERITAS Software Corp.            3.00   2. Electronics (Semiconductors)    10.57   The performance figures shown here, which
 3. JDS Uniphase Corp.                2.99   3. Computers (Software & Services)  8.94   represent AIM V.I. Capital Appreciation
 4. ADC Telecommunications, Inc.      2.61   4. Oil & Gas (Drilling & Equipment) 5.63   Fund, are intended to reflect actual
 5. Analog Devices, Inc.              1.81   5. Investment Banking/Brokerage     3.85   annuity values, and they do not reflect
 6. Scientific-Atlanta, Inc.          1.77   6. Broadcasting (Television,               charges at the separate-account level which
 7. PMC-Sierra, Inc.-ADR (Canada)     1.54      Radio & Cable)                   3.30   (if applied) would lower them. AIM V.I.
 8. Check Point Software Technologies,       7. Telecommunications                      Capital Appreciation Fund's performance
    Ltd.-ADR (Israel)                 1.47      (Cellular/Wireless)              2.58   figures are historical, and they reflect
 9. Comverse Technology, Inc.         1.29   8. Computers (Peripherals)          2.32   the reinvestment of distributions and the
10. Nortel Networks Corp.--           1.26   9. Electrical Equipment             2.25   changes in net asset value. The fund's in-
    ADR (Canada)                            10. Computers (Networking)           2.18   vestment return and principal value will
                                                                                        fluctuate, so an investor's shares, when
The fund's portfolio composition is subject to change, and there is no assurance        redeemed, may be worth more or less than
that the fund will continue to hold any particular security.                            their original cost.
                                                                                            Investing in small and mid-sized
 . JDS Uniphase is the world's leading       in slowing economic growth to a more        companies may involve greater risk and
  supplier of parts for fiber-optic         sustainable rate and in keeping inflation   potential reward than investing in more
  equipment.                                at bay, it could prolong the current record established companies.
 . Analog Devices is a leading maker of      economic expansion. Such an environment         The unmanaged Dow Jones Industrial
  both analog and digital integrated        could help sustain corporate earnings       Average (the Dow) is a price-weighted
  circuits, which translate such pheno-     growth and prove favorable for stocks.      average of 30 actively traded primarily
  mena as pressure, temperature and sound      However, uncertainty over the Fed's     industrial stocks.
  into digital signals.                     actions and other factors could perpetuate      The unmanaged Lipper Multi-Cap
 . ADC Telecommunications makes sys-         the volatility that has characterized       Growth Fund Index represents an average
  tems that speed up the rate at which      markets in recent months. In such an        of the performance of the 30 largest
  voice, data and video signals are         environment, investors would be well        multi-cap growth mutual funds tracked by
  transmitted.                              advised to take a long-term perspective     Lipper, Inc., an independent mutual fund
 . Scientific-Atlanta makes set-top          on their investment.                        performance monitor.
  boxes for receiving cable-television                                                      The unmanaged National Association
  programming.                                                                          of Securities Dealers Automated Quotation
 . PMC-Sierra develops semiconductor         FUND PERFORMANCE                            System Composite Index (the Nasdaq) is a
  components that improve Internet                                                      market-value-weighted index comprising all
  transmission.                             AVERAGE ANNUAL TOTAL RETURNS                domestic and non-U.S.-based common stocks
                                                                                        listed on the Nasdaq system. It includes
WHAT OTHER STOCKS PERFORMED WELL FOR        As of 6/30/00, including sales charges      more than 5,000 companies, and it is often
THE FUND?                                                                               considered representative of the small and
 . Jones Pharma produces specialty drugs,    -----------------------------------------   medium-sized company stock universe. While
  including treatments for thyroid          Inception (5/5/93)                 21.98%   it includes many small and mid-sized
  disorders                                 -----------------------------------------   company stocks, large-capitalization
 . Kohl's operates about 300 department      5 Years                            22.36    technology companies tend to dominate
  stores, primarily targeting middle-       -----------------------------------------   the index.
  income customers.                         1 Year                             42.91        The Russell Midcap Index represents
 . Cooper Cameron makes equipment for        -----------------------------------------   the performance of the stocks of
  the oil and gas industry.                                                             mid-capitalization companies.
                                            RESULTS OF A $10,000 INVESTMENT                 The unmanaged Standard & Poor's
WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?     FUND VS. INDEXES                            Composite Index of 500 Stocks (the S&P 500)
The near-term outlook for stocks could                                                  represents the performance of the stock
depend to a large extent on the Fed's       5/5/93-6/30/00*                             market.
ability to bring the economy to a "soft                                                      An investment cannot be made in an
landing." With increasing evidence that     AIM V.I Capital Appreciation Fund  $41,416  index. Unless otherwise indicated, index
economic growth could be slowing, the Fed   ------------------------------------------  results include reinvested dividends.
may refrain from further interest-rate      Russell Midcap Index               $30,794
increases. Moreover, a presidential         ------------------------------------------
election is looming in the fall. To appear  S&P 500 Index                      $38,261
unbiased, the Fed has tended to leave       ------------------------------------------
interest rates unchanged in the months
immediately preceding a presidential        * Index performance is from
election. If Fed policy ultimately succeeds   4/30/93-6/30/00


38                    AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
 INTERESTS - 91.07%

AUTO PARTS & EQUIPMENT - 0.44%

Danaher Corp.                                      132,500 $    6,550,469
-------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.84%

Northern Trust Corp.                               122,600      7,976,662
-------------------------------------------------------------------------
State Street Corp.                                  43,300      4,592,506
-------------------------------------------------------------------------
                                                               12,569,168
-------------------------------------------------------------------------

BANKS (MONEY CENTER) - 0.51%

J.P. Morgan & Co., Inc.                             70,000      7,708,750
-------------------------------------------------------------------------

BIOTECHNOLOGY - 1.49%

Amgen Inc.(a)                                      107,500      7,551,875
-------------------------------------------------------------------------
Biogen, Inc.(a)                                    230,000     14,835,000
-------------------------------------------------------------------------
                                                               22,386,875
-------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.30%

AMFM Inc.(a)                                       105,300      7,265,700
-------------------------------------------------------------------------
AT&T Corp. - Liberty Media Group - Class A(a)      416,400     10,097,700
-------------------------------------------------------------------------
Cox Communications, Inc. - Class A(a)              106,000      4,829,625
-------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                     220,000      7,287,500
-------------------------------------------------------------------------
Univision Communications, Inc. - Class A(a)        105,500     10,919,250
-------------------------------------------------------------------------
Westwood One, Inc.(a)                              271,900      9,278,587
-------------------------------------------------------------------------
                                                               49,678,362
-------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 16.79%

ADC Telecommunications, Inc.(a)                    468,400     39,287,050
-------------------------------------------------------------------------
Alcatel - ADR (France)                             278,300     18,506,950
-------------------------------------------------------------------------
CIENA Corp.(a)                                     107,100     17,852,231
-------------------------------------------------------------------------
Comverse Technology, Inc.(a)                       208,200     19,362,600
-------------------------------------------------------------------------
Corning Inc.                                       172,900     46,661,387
-------------------------------------------------------------------------
JDS Uniphase Corp.(a)(b)                           374,700     44,917,162
-------------------------------------------------------------------------
Juniper Networks, Inc.(a)                           66,200      9,636,237
-------------------------------------------------------------------------
Nokia Oyj - ADR (Finland)                          212,800     10,626,700
-------------------------------------------------------------------------
Nortel Networks Corp. - ADR (Canada)               277,000     18,905,250
-------------------------------------------------------------------------
Scientific-Atlanta, Inc.(b)                        357,400     26,626,300
-------------------------------------------------------------------------
                                                              252,381,867
-------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.88%

Comdisco, Inc.                                       4,200         93,712
-------------------------------------------------------------------------
Dell Computer Corp.(a)                              82,800      4,083,075
-------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                           99,400      9,039,187
-------------------------------------------------------------------------
                                                               13,215,974
-------------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
COMPUTERS (NETWORKING) - 2.18%

Cisco Systems, Inc.(a)                            138,800 $    8,822,475
------------------------------------------------------------------------
Exodus Communications, Inc.(a)                    220,000     10,133,750
------------------------------------------------------------------------
VeriSign, Inc.(a)                                  78,500     13,855,250
------------------------------------------------------------------------
                                                              32,811,475
------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.32%

Brocade Communications Systems, Inc.(a)            88,400     16,220,019
------------------------------------------------------------------------
EMC Corp.(a)                                      173,200     13,325,575
------------------------------------------------------------------------
Network Appliance, Inc.(a)                         66,300      5,337,150
------------------------------------------------------------------------
                                                              34,882,744
------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 8.94%

BEA Systems, Inc.(a)                              145,800      7,207,987
------------------------------------------------------------------------
Business Objects S.A. - ADR (France)(a)            76,300      6,723,937
------------------------------------------------------------------------
Check Point Software Technologies Ltd. - ADR
 (Israel)(a)                                      104,100     22,043,175
------------------------------------------------------------------------
Gemstar International Group Ltd.(a)                68,200      4,191,103
------------------------------------------------------------------------
i2 Technologies, Inc.(a)                           52,855      5,510,960
------------------------------------------------------------------------
Oracle Corp.(a)                                   130,000     10,928,125
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               100,000      1,675,000
------------------------------------------------------------------------
Portal Software, Inc.(a)                          121,600      7,767,200
------------------------------------------------------------------------
Rational Software Corp.(a)                         49,700      4,618,994
------------------------------------------------------------------------
Siebel Systems, Inc.(a)                            86,900     14,213,581
------------------------------------------------------------------------
VERITAS Software Corp.(a)                         399,075     45,101,711
------------------------------------------------------------------------
Yahoo! Inc.(a)                                     35,900      4,447,112
------------------------------------------------------------------------
                                                             134,428,885
------------------------------------------------------------------------

CONSUMER FINANCE - 1.16%

Capital One Financial Corp.                       135,100      6,028,837
------------------------------------------------------------------------
Providian Financial Corp.                         126,600     11,394,000
------------------------------------------------------------------------
                                                              17,422,837
------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.23%

Montana Power Co. (The)                           100,000      3,531,250
------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.25%

American Power Conversion Corp.(a)(b)             364,300     14,867,994
------------------------------------------------------------------------
Sanmina Corp.(a)(b)                               138,800     11,867,400
------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   186,600      7,079,137
------------------------------------------------------------------------
                                                              33,814,531
------------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.34%

Agilent Technologies, Inc.(a)                      70,000      5,162,500
------------------------------------------------------------------------

ELECTRONICS (DEFENSE) - 1.16%

General Motors Corp. - Class H(a)                 199,200     17,479,800
------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND                     39

                                                                 MARKET
                                                   SHARES        VALUE
ELECTRONICS (SEMICONDUCTORS) - 10.57%

Altera Corp.(a)                                       69,400 $    7,074,462
---------------------------------------------------------------------------
Analog Devices, Inc.(a)                              357,300     27,154,800
---------------------------------------------------------------------------
ASM Lithography Holding N.V. - ADR - New York
 Shares (Netherlands)(a)                             110,000      4,853,750
---------------------------------------------------------------------------
Celestica Inc. - ADR (Canada)(a)                     265,900     13,195,287
---------------------------------------------------------------------------
Cypress Semiconductor Corp.(a)                        87,100      3,679,975
---------------------------------------------------------------------------
Intel Corp.                                           53,000      7,085,438
---------------------------------------------------------------------------
Linear Technology Corp.                              173,500     11,093,156
---------------------------------------------------------------------------
LSI Logic Corp.(a)                                   173,500      9,390,688
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                   146,200      9,932,463
---------------------------------------------------------------------------
Microchip Technology Inc.(a)                         132,500      7,720,195
---------------------------------------------------------------------------
PMC-Sierra, Inc. - ADR (Canada)(a)                   130,400     23,170,450
---------------------------------------------------------------------------
SDL, Inc.(a)                                          47,500     13,546,406
---------------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                       120,000      8,827,500
---------------------------------------------------------------------------
Xilinx, Inc.(a)                                      147,300     12,161,456
---------------------------------------------------------------------------
                                                                158,886,026
---------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.41%

Applied Materials, Inc.(a)                            39,200      3,552,500
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                  116,000      6,793,250
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                             99,400      5,622,313
---------------------------------------------------------------------------
Teradyne, Inc.(a)(b)                                  70,600      5,189,100
---------------------------------------------------------------------------
                                                                 21,157,163
---------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.53%

American Express Co.                                 152,500      7,949,063
---------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.82%

Forest Laboratories, Inc.(a)                          74,600      7,534,600
---------------------------------------------------------------------------
Jones Pharma Inc.                                    384,275     15,346,983
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp. - Class A(a)             77,500      4,417,500
---------------------------------------------------------------------------
                                                                 27,299,083
---------------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 1.00%

Pfizer Inc.                                          312,300     14,990,400
---------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.14%

HCA-Healthcare Corp. (The)                           208,200      6,324,075
---------------------------------------------------------------------------
Health Management Associates, Inc. - Class A(a)      565,200      7,382,925
---------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                            125,000      3,375,000
---------------------------------------------------------------------------
                                                                 17,082,000
---------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.05%

Biomet, Inc.                                         137,000      5,265,938
---------------------------------------------------------------------------
Medtronic, Inc.                                      240,000     11,955,000
---------------------------------------------------------------------------
PE Corp - PE Biosystems Group                        205,700     13,550,488
---------------------------------------------------------------------------
                                                                 30,771,426
---------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.25%

Lincare Holdings, Inc.(a)                            150,000      3,693,750
---------------------------------------------------------------------------

                                                          MARKET
                                            SHARES        VALUE
INSURANCE (LIFE/HEALTH) - 0.63%

AFLAC, Inc.                                   206,800 $    9,499,875
--------------------------------------------------------------------

INSURANCE BROKERS - 0.28%

Aon Corp.                                     137,600      4,274,200
--------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 3.85%

Goldman Sachs Group, Inc. (The)               195,000     18,500,625
--------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      60,700      6,980,500
--------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.              190,000     15,817,500
--------------------------------------------------------------------
Schwab (Charles) Corp. (The)                  494,450     16,625,881
--------------------------------------------------------------------
                                                          57,924,506
--------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.33%

Federated Investors, Inc. - Class B           142,700      5,003,419
--------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.88%

Harley-Davidson, Inc.                         344,300     13,255,550
--------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.34%

Honeywell International                       150,000      5,053,125
--------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.50%

Millipore Corp.                               100,000      7,537,500
--------------------------------------------------------------------

NATURAL GAS - 0.39%

Enron Corp.(b)                                 90,000      5,805,000
--------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 5.63%

BJ Services Co.(a)(b)                         142,300      8,893,750
--------------------------------------------------------------------
Cooper Cameron Corp.(a)                       165,000     10,890,000
--------------------------------------------------------------------
ENSCO International Inc.                      165,700      5,934,131
--------------------------------------------------------------------
Grant Prideco, Inc.(a)                        179,000      4,475,000
--------------------------------------------------------------------
Nabors Industries, Inc.(a)                    269,600     11,205,250
--------------------------------------------------------------------
R&B Falcon Corp.(a)                           409,400      9,646,488
--------------------------------------------------------------------
Rowan Cos., Inc.(a)                           216,200      6,567,075
--------------------------------------------------------------------
Smith International, Inc.(a)                  135,400      9,858,813
--------------------------------------------------------------------
Transocean Sedco Forex Inc.                   227,700     12,167,719
--------------------------------------------------------------------
Weatherford International, Inc.(a)            124,100      4,940,731
--------------------------------------------------------------------
                                                          84,578,957
--------------------------------------------------------------------

RAILROADS - 1.15%

Kansas City Southern Industries, Inc.         195,000     17,294,057
--------------------------------------------------------------------

RESTAURANTS - 0.62%

Brinker International, Inc.(a)                195,100      5,706,675
--------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                   124,000      3,627,000
--------------------------------------------------------------------
                                                           9,333,675
--------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.68%

Lowe's Cos., Inc.                             250,000     10,265,625
--------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.06%

Best Buy Co., Inc.(a)                         104,200      6,590,650
--------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                 149,700      9,356,250
--------------------------------------------------------------------
                                                          15,946,900
--------------------------------------------------------------------

40                     AIM V.I. CAPITAL APPRECIATION FUND

                                                          MARKET
                                            SHARES        VALUE
RETAIL (DEPARTMENT STORES) - 1.03%

Kohl's Corp.(a)                               277,600 $   15,441,500
--------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.00%

Dollar Tree Stores, Inc.(a)                   179,962      7,119,747
--------------------------------------------------------------------
Family Dollar Stores, Inc.                    197,800      3,869,463
--------------------------------------------------------------------
Ross Stores, Inc.                             236,400      4,033,575
--------------------------------------------------------------------
                                                          15,022,785
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.58%

Bed Bath & Beyond, Inc.(a)                    347,000     12,578,750
--------------------------------------------------------------------
Staples, Inc.(a)                              270,080      4,152,480
--------------------------------------------------------------------
Tiffany & Co.                                  49,700      3,354,750
--------------------------------------------------------------------
Zale Corp.(a)                                  99,400      3,628,100
--------------------------------------------------------------------
                                                          23,714,080
--------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 1.56%

Gap, Inc. (The)                               165,600      5,175,000
--------------------------------------------------------------------
Intimate Brands, Inc.                         198,800      3,926,300
--------------------------------------------------------------------
Limited, Inc. (The)                           257,800      5,574,925
--------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                150,100      3,349,106
--------------------------------------------------------------------
Talbots, Inc. (The)                            99,400      5,460,788
--------------------------------------------------------------------
                                                          23,486,119
--------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.88%

Lamar Advertising Co.(a)                      296,300     12,833,494
--------------------------------------------------------------------
Omnicom Group Inc.                            173,500     15,452,344
--------------------------------------------------------------------
                                                          28,285,838
--------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.37%

Ariba, Inc.(a)                                 56,300      5,520,039
--------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.68%

CSG Systems International, Inc.(a)             66,400      3,722,550
--------------------------------------------------------------------
Fiserv, Inc.(a)                               281,775     12,186,769
--------------------------------------------------------------------
Paychex, Inc.(b)                              222,218      9,333,156
--------------------------------------------------------------------
                                                          25,242,475
--------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.58%

Crown Castle International Corp.(a)                     148,800 $    5,431,200
------------------------------------------------------------------------------
Level 3 Communications, Inc.(a)                          72,500      6,380,000
------------------------------------------------------------------------------
Metromedia Fiber Network, Inc. - Class A(a)             277,600     11,017,250
------------------------------------------------------------------------------
VoiceStream Wireless Corp.(a)                            62,200      7,233,666
------------------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                     159,700      8,703,650
------------------------------------------------------------------------------
                                                                    38,765,766
------------------------------------------------------------------------------

TELEPHONE - 1.41%

Broadwing Inc.(a)                                       198,800      5,156,375
------------------------------------------------------------------------------
NTL Inc.(a)                                              99,400      5,951,575
------------------------------------------------------------------------------
Qwest Communications International Inc.(a)              203,400     10,106,438
------------------------------------------------------------------------------
                                                                    21,214,388
------------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.04%

Jones Apparel Group, Inc.(a)                             22,900        538,150
------------------------------------------------------------------------------

  Total Common Stocks & Other Equity Interests (Cost
   $847,097,651)                                                 1,368,857,927
------------------------------------------------------------------------------

MONEY MARKET FUNDS - 7.66%

STIC Liquid Assets Portfolio(c)                      57,623,628     57,623,628
------------------------------------------------------------------------------
STIC Prime Portfolio(c)                              57,623,628     57,623,628
------------------------------------------------------------------------------
  Total Money Market Funds
   (Cost $115,247,256)                                             115,247,256
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.73%
 (Cost $962,344,907)                                             1,484,105,183
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.27%                               19,024,422
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $1,503,129,605
==============================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND                    41

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $962,344,907)          $1,484,105,183
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             22,654,382
------------------------------------------------------------------------
 Fund shares sold                                              1,814,123
------------------------------------------------------------------------
 Dividends and interest                                          713,991
------------------------------------------------------------------------
Investment for deferred compensation plan                         35,519
------------------------------------------------------------------------
Other assets                                                      15,276
------------------------------------------------------------------------
  Total assets                                             1,509,338,474
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                         1,707,302
------------------------------------------------------------------------
 Fund shares reacquired                                          579,043
------------------------------------------------------------------------
 Options written (premiums received $1,840,730)                2,429,631
------------------------------------------------------------------------
 Deferred compensation plan                                       35,519
------------------------------------------------------------------------
Accrued advisory fees                                            733,965
------------------------------------------------------------------------
Accrued administrative services fees                             720,718
------------------------------------------------------------------------
Accrued trustees' fees                                             2,691
------------------------------------------------------------------------
  Total liabilities                                            6,208,869
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,503,129,605
========================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                  39,031,436
========================================================================
Net asset value, offering and redemption price per share  $        38.51
========================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $19,435)             $ 3,487,058
---------------------------------------------------------------------------
Interest                                                            63,534
---------------------------------------------------------------------------
  Total investment income                                        3,550,592
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    4,022,439
---------------------------------------------------------------------------
Administrative services fee                                        978,279
---------------------------------------------------------------------------
Custodian fees                                                      70,913
---------------------------------------------------------------------------
Trustees' fees                                                       5,780
---------------------------------------------------------------------------
Other                                                              152,901
---------------------------------------------------------------------------
  Total expenses                                                 5,230,312
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (6,275)
---------------------------------------------------------------------------
  Net expenses                                                   5,224,037
---------------------------------------------------------------------------
Net investment income (loss)                                    (1,673,445)
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS

Net realized gain from:
  Investment securities                                         67,228,582
---------------------------------------------------------------------------
  Option contracts written                                       3,379,266
---------------------------------------------------------------------------
                                                                70,607,848
---------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         30,561,858
---------------------------------------------------------------------------
  Foreign currencies                                                   (23)
---------------------------------------------------------------------------
  Option contracts written                                        (145,162)
---------------------------------------------------------------------------
                                                                30,416,673
---------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 option contracts                                              101,024,521
---------------------------------------------------------------------------
Net increase in net assets resulting from operations           $99,351,076
===========================================================================

See Notes to Financial Statements.

42                     AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                  JUNE 30,      DECEMBER 31,
                                                    2000            1999
                                               --------------  --------------
OPERATIONS:

 Net investment income (loss)                  $   (1,673,445) $     (442,132)
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and option contracts          70,607,848      41,929,457
------------------------------------------------------------------------------
 Change in net unrealized appreciation of
  investment securities, foreign currencies
  and option contracts                             30,416,673     297,348,409
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                     99,351,076     338,835,734
------------------------------------------------------------------------------
 Distributions to shareholders from net
  investment income                                        --        (738,724)
------------------------------------------------------------------------------
 Distributions to shareholders from net
  realized gains                                           --     (23,048,204)
------------------------------------------------------------------------------
 Share transactions - net                         272,561,069     168,920,651
------------------------------------------------------------------------------
   Net increase in net assets                     371,912,145     483,969,457
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                            1,131,217,460     647,248,003
------------------------------------------------------------------------------
 End of period                                 $1,503,129,605  $1,131,217,460
===============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                 $  872,548,982  $  599,987,913
------------------------------------------------------------------------------
 Undistributed net investment income (loss)        (1,721,222)        (47,777)
------------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                            111,130,534      40,522,686
------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                       521,171,311     490,754,638
------------------------------------------------------------------------------
                                               $1,503,129,605  $1,131,217,460
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is growth of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                      AIM V.I. CAPITAL APPRECIATION FUND                     43

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $978,279 of which AIM retained $62,709 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $2,589 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $6,275 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $6,275.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

44                    AIM V.I. CAPITAL APPRECIATION FUND

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $885,157,844 and $681,519,065, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $539,985,074
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (18,808,708)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $521,176,366
===========================================================================

Cost of investments for tax purposes is $962,928,817.

NOTE 7 - CALL OPTION CONTRACTS
Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                                                    CALL OPTION CONTRACTS
                                                 --------------------------
                                                 NUMBER OF       PREMIUMS
                                                 CONTRACTS       RECEIVED
                                                 ---------      -----------
Beginning of period                                  145        $    59,230
----------------------------------------------------------------------------
Written                                           14,489          7,253,020
----------------------------------------------------------------------------
Closed                                            (8,696)        (5,264,617)
----------------------------------------------------------------------------
Exercised                                            (95)           (18,199)
----------------------------------------------------------------------------
Expired                                             (424)          (188,704)
----------------------------------------------------------------------------
End of period                                      5,419        $ 1,840,730
============================================================================

Open call option contracts written as of June 30, 2000 were as follows:

                                                                JUNE 30,
                                                                  2000     UNREALIZED
                          CONTRACT STRIKE NUMBER OF  PREMIUMS    MARKET    APPRECIATION
ISSUE                      MONTH   PRICE  CONTRACTS  RECEIVED    VALUE    (DEPRECIATION)
-----                     -------- ------ --------- ---------- ---------- -------------
American Power
 Conversion Corp.          Jul-00   $40     1,390   $  325,944 $  338,812   $ (12,868)
----------------------------------------------------------------------------------------
BJ Services Co.            Aug-00    75       156       61,958     28,275      33,683
----------------------------------------------------------------------------------------
Enron Corp.                Aug-00    75       350      114,537     35,000      79,537
----------------------------------------------------------------------------------------
JDS Uniphase Corp.         Aug-00   170       749      230,654    121,712     108,942
----------------------------------------------------------------------------------------
Paychex, Inc.              Aug-00    40     1,111      232,747    451,344    (218,597)
----------------------------------------------------------------------------------------
Sanmina Corp.              Jul-00    80       265      121,114    218,625     (97,511)
----------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.   Jul-00    60       692      298,654  1,072,600    (773,946)
----------------------------------------------------------------------------------------
Teradyne, Inc.             Jul-00    85       706      455,122    163,263     291,859
----------------------------------------------------------------------------------------
                                            5,419   $1,840,730 $2,429,631   $(588,901)
========================================================================================

NOTE 8 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                JUNE 30, 2000           DECEMBER 31, 1999
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  -------------
Sold                        9,069,657  $340,915,246  10,987,866  $ 295,821,855
-------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --     746,374     23,786,928
-------------------------------------------------------------------------------
Issued in connection with
 acquisitions *                    --            --   1,111,610     29,381,435
-------------------------------------------------------------------------------
Reacquired                 (1,831,883)  (68,354,177) (6,741,717)  (180,069,567)
-------------------------------------------------------------------------------
                            7,237,774  $272,561,069   6,104,133  $ 168,920,651
===============================================================================

* As of the close of business on October 15, 1999, the Fund acquired all the net assets GT Global Variable America Fund ("Variable America Fund") pursuant to a plan of reorganization approved by Variable America Fund's shareholders on August 25, 1999. The acquisition was accomplished by a tax-free exchange of 1,111,610 shares of the Fund for 1,874,912 shares of Variable America Fund as of the close of business on October 15, 1999. Variable America Fund's net assets at that date were $29,381,435, including $3,238,580 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $757,029,224.

                      AIM V.I. CAPITAL APPRECIATION FUND                     45

NOTE 9 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS                                                    ELEVEN
                           ENDED                YEAR ENDED DECEMBER 31,             MONTHS ENDED   YEAR ENDED
                          JUNE 30,       -----------------------------------------  DECEMBER 31,   JANUARY 31,
                            2000            1999        1998      1997      1996        1995          1995
                         ----------      ----------   --------  --------  --------  ------------   -----------
Net asset value,
 beginning of period     $    35.58      $    25.20   $  21.75  $  19.43  $  16.55    $  12.05       $ 12.58
--------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
  (loss)                      (0.04)          (0.02)      0.02      0.03      0.02        0.04          0.05
--------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                  2.97           11.17       4.12      2.58      2.89        4.46         (0.54)
--------------------------------------------------------------------------------------------------------------
  Total from investment
   operations                  2.93           11.15       4.14      2.61      2.91        4.50         (0.49)
--------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income              --           (0.02)     (0.04)    (0.02)    (0.03)         --         (0.04)
--------------------------------------------------------------------------------------------------------------
 Distributions from net
  realized gains                 --           (0.75)     (0.65)    (0.27)       --          --            --
--------------------------------------------------------------------------------------------------------------
  Total distributions            --           (0.77)     (0.69)    (0.29)    (0.03)         --         (0.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                  $    38.51      $    35.58   $  25.20  $  21.75  $  19.43    $  16.55       $ 12.05
==============================================================================================================
Total return(a)                8.24%          44.61%     19.30%    13.51%    17.58%      37.38%        (3.91)%
==============================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $1,503,130      $1,131,217   $647,248  $522,642  $370,063    $212,152       $88,177
==============================================================================================================
Ratio of expenses to
 average net assets            0.79%(b)        0.73%      0.67%     0.68%     0.73%       0.75%(c)      0.84%
==============================================================================================================
Ratio of net investment
 income (loss) to
 average net assets           (0.25)%(b)      (0.06)%     0.11%     0.18%     0.18%       0.39%(c)      0.46%
==============================================================================================================
Portfolio turnover rate          55%             65%        83%       65%       59%         37%           81%
==============================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,325,972,731.
(c) Annualized.

46                     AIM V.I. CAPITAL APPRECIATION FUND

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Capital Appreciation Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................    29,415,853   938,350  2,096,262
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........    28,614,744 1,413,249  2,422,472
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................    28,223,383 1,648,628  2,578,454
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........    28,844,720 1,272,527  2,333,218
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........    28,834,951 1,292,286  2,323,228
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................    28,698,955 1,482,688  2,268,822
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................    28,505,921 1,689,391  2,255,153
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................    28,370,569 1,739,600  2,340,296
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................    28,259,990 1,535,516  2,654,959
 (5)    Approval of changing the Investment
        Objective and Making it Non-
        Fundamental........................    28,050,345 1,720,172  2,679,948
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............    30,050,872   471,598  1,927,995

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

                      AIM V.I. CAPITAL APPRECIATION FUND                     47

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. CAPITAL DEVELOPMENT FUND

FUND REGISTERS ATTRACTIVE GAINS

DESPITE A VOLATILE MARKET ENVIRONMENT,     THE NEAR-TERM OUTLOOK FOR STOCKS COULD |    Indeed, at its June 28 meeting, the Fed
MID- AND SMALL-CAP STOCKS POSTED POSITIVE  DEPEND TO A LARGE EXTENT ON THE FED'S  |    left interest rates unchanged. The June
RETURNS FOR THE REPORTING PERIOD. HOW DID      ABILITY TO BRING THE ECONOMY TO A  |    rally enabled the Nasdaq, which lost 37.3%
AIM V.I. CAPITAL DEVELOPMENT FUND PERFORM?     "SOFT LANDING."                    |    of its value between March 10 and May 23,
                                           _______________________________________|    to end the reporting period down only
Although stocks dropped precipitously in                                               2.54%.
April and May, the fund recorded a solid                                                  While mid- and small-cap stocks posted
11.69% cumulative total return for the     WHAT WERE THE KEY TRENDS IN THE STOCK       gains, the Dow was down 8.44% for the six
six months ended June 30, 2000. The fund   MARKET?                                     months ended June 30. Additionally,
outperformed the Russell 2000 Index, the   Markets soared, then declined before        investors generally favored the stocks of
Russell Midcap Index and the Lipper        staging a comeback as the reporting period  companies with tangible earnings. In the
Mid-Cap Core Fund Index, which recorded    drew to a close. During the first three     small-cap stock universe, value stocks
gains of 3.04%, 5.12% and 10.66%,          months of 2000, several key market          slightly outperformed growth stocks, while
respectively, over the same period.        indexes rose to new heights, with the Dow   in the large- and mid-cap stock
                                           setting a record in January and the         categories, growth stocks were the better
FUND PERFORMANCE                           technology-dominated Nasdaq following       performers.
                                           suit in March. High-flying technology
AVERAGE ANNUAL TOTAL RETURNS               stocks helped propel these advances.        WAS THE FUND ABLE TO TAKE ADVANTAGE OF
As of 6/30/00                              Toward the end of March, however,           THESE MARKET TRENDS?
                                           investors became concerned that tech        Yes, because mid-, small- and micro-cap
-----------------------------------------  stocks might be overvalued, sparking a      stocks, which recorded positive gains for
Inception (5/1/98)                 14.23%  sharp sell-off in this sector. In April, a  the reporting period, made up more than
-----------------------------------------  federal court ruling against software       90% of the fund's stock portfolio.
1 year                             41.43   giant Microsoft (not a fund holding)        Investors gravitated to mid- and small-cap
-----------------------------------------  helped perpetuate the sell-off. The stocks  stocks because of their attractive
                                           of Internet companies with no earnings      valuations compared to large-cap stocks
                                           were particularly hard hit.                 and the appealing earnings prospects of
GROWTH OF A $10,000 INVESTMENT                Investors were also concerned that the   small and mid-sized companies. We also
                                           Federal Reserve Board (the Fed) might       took advantage of the market sell-off in
5/1/98-6/30/00*                            continue to raise interest rates to slow    the spring to buy the stocks of quality
                                           torrid economic growth and to contain       companies at reduced prices.
AIM V.I. Capital Development               inflation. On May 16, the Fed, which
  Fund...........................$13,336   launched a monetary tightening policy in    HOW WAS THE FUND POSITIONED AS OF
Russell 2000 Index...............$11,002   June 1999, raised the key federal funds     JUNE 30?
                                           rate--the rate banks charge one another     At the end of the reporting period, the
* Index performance is from 4/30/98-       for overnight loans--from 6.0% to 6.5%.     fund had 155 equity holdings. Technology
  6/30/00. Past performance cannot         Interest-rate concerns before and after     stocks made up about a third of the
  guarantee comparable future results.     the Fed's action prompted a sell-off that   portfolio. The fund's significant exposure
  MARKET VOLATILITY CAN SIGNIFICANTLY      affected nearly every stock-market sector   to the technology sector was a result of
  IMPACT SHORT-TERM PERFORMANCE.           in April and May, causing markets to be     our stock-selection process, which is
  RESULTS OF AN INVESTMENT MADE TODAY      extremely volatile.                         based on earnings growth prospects, not
  MAY DIFFER SUBSTANTIALLY FROM THE           Markets rallied in June as key economic  macroeconomic predictions. We continued to
  HISTORICAL PERFORMANCE SHOWN.            data, such as housing starts and retail     find many companies with excellent
  Source: Lipper, Inc.                     sales, indicated that the economy might be  earnings prospects in the technology
                                           slowing, diminishing the possibility of     sector. Moreover, we generally do not buy
                                           further Fed rate hikes.                     the stocks of companies that have no
                                                                                       earnings. The fund also had relatively
                                                                                       substantial weightings in the financial,
                                                                                       consumer-cyclical, consumer-goods and
                                                                                       health-care sectors.

48                          AIM V.I. CAPITAL DEVELOPMENT FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION                                                                  appear unbiased, the Fed has tended to
                                                                                       leave interest rates unchanged in the
As of 6/30/00, based on total net assets                                               months immediately preceding a
                                                                                       presidential election. If Fed policy
TOP 10 EQUITY HOLDINGS                     TOP 10 INDUSTRIES                           ultimately succeeds in slowing economic
------------------------------------------ ------------------------------------------  growth to a more sustainable rate and in
 1. Power-One, Inc.                  1.59%  1. Computers (Software & Services) 11.67%  keeping inflation at bay, it could prolong
------------------------------------------ ------------------------------------------  the current record economic expansion.
 2. Varian, Inc.                     1.49   2. Oil & Gas (Drilling & Equipment) 5.21   Such an environment could help sustain
------------------------------------------ ------------------------------------------  corporate earnings growth and prove
 3. Scientific-Atlanta, Inc.         1.39   3. Electronics (Semiconductors)     5.09   favorable for stocks, particularly mid-
------------------------------------------ ------------------------------------------  and small-cap issues because of their
 4. Microchip Technology Inc.        1.31   4. Electronics (Instrumentation)    4.52   attractive valuations.
------------------------------------------ ------------------------------------------     However, uncertainty over the Fed's
 5. Tektronix, Inc.                  1.21   5. Electrical Equipment             4.18   actions and other factors could perpetuate
------------------------------------------ ------------------------------------------  the volatility that has characterized
 6. Rational Software Corp.          1.18   6. Consumer Finance                 3.46   markets in recent months. In such an
------------------------------------------ ------------------------------------------  environment, investors would be well
 7. Peregrine Systems, Inc.          1.17   7. Oil & Gas (Exploration &         3.32   advised to take a long-term perspective on
------------------------------------------     Production)                             their investment.
 8. Alpharma Inc.-Class A            1.11  ------------------------------------------
------------------------------------------  8. Telecommunications               3.20   ------------------------------------------
 9. Applied Power Inc.-Class A       1.11      (Cellular/Wireless)
------------------------------------------ ------------------------------------------  The performance figures shown here, which
10. TeleTech Holdings, Inc.          1.05   9. Health Care                      2.93   represent AIM V.I. Capital Development
------------------------------------------     (Drugs-Generic & Other)                 Fund, are intended to reflect actual
                                           ------------------------------------------  annuity values, and they do not reflect
                                           10. Services (Data Processing)       2.71   charges at the separate-account level
                                           ------------------------------------------  which (if applied) would lower them.
The fund's portfolio composition is subject to change, and there is no assurance that  AIM V.I. Capital Development Fund's
the fund will continue to hold any particular security.                                performance figures are historical, and
                                                                                       they reflect the reinvestment of
                                                                                       distributions and changes in net asset
                                                                                       value. The fund's investment return and
                                                                                       principal value will fluctuate, so an
                                                                                       investor's shares, when redeemed, may be
                                                                                       worth more or less than their original
                                                                                       cost.

   Industries within the technology sector .  Peregrine Systems distributes software   Had fees and expenses not been waived,
that were prominently represented in the      which aids businesses in handling        returns would have been lower.
portfolio included computer software and      customer computer-network concerns.
services, communications equipment and     .  Tektronix is the world's second-largest  Investing in small and mid-sized companies
semiconductors. These industries are          maker of test and measurement            may involve greater risk and potential
benefiting from the steady sales of           equipment.                               reward than investing in more established
personal computers, the proliferation of   .  Applied Power produces electronic        companies.
new communications devices and the            enclosures and systems for the
expansion of the Internet.                    automotive, construction and defense     The unmanaged Dow Jones Industrial
                                              industries.                              Average (the Dow) is a price-weighted
WHAT WERE A FEW OF THE TECH STOCKS IN THE                                              average of 30 actively traded primarily
PORTFOLIO?                                 WHAT OTHER STOCKS PERFORMED WELL FOR        industrial stocks.
 .  Power-One, the fund's top holding,      THE FUND?
   makes power supplies that include       .  Kinder Morgan operates more than 30,000  The unmanaged Lipper Mid-Cap Core Fund
   AC/DC converters and voltage power         miles of natural gas and other           Index represents an average of the
   switchers used in communications,          pipelines in the United States.          performance of the 30 largest mid-
   medical and other electronic equipment. .  Alpharma makes health-care products for  capitalization core funds tracked by
 .  Varian makes scientific instruments and    both animals and humans.                 Lipper, Inc., an independent mutual fund
   equipment, including systems used in                                                performance monitor.
   chemical analysis.                      WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
 .  Microchip Technology makes low-cost     The near-term outlook for stocks could      The unmanaged National Association of
   embedded control products for the       depend to a large extent on the Fed's       Securities Dealers Automated Quotation
   automotive, consumer, communications,   ability to bring the economy to a "soft     System Composite Index (the Nasdaq) is a
   industrial and office automation        landing." With increasing evidence that     market-value-weighted index comprising all
   markets.                                economic growth could be slowing, the Fed   domestic and non-U.S.-based common stocks
 .  Scientific-Atlanta makes set-top boxes  may refrain from further interest-rate      listed on the Nasdaq system. It includes
   for receiving cable-television          increases. Moreover, a presidential         more than 5,000 companies, and it is often
   programming.                            election is looming in the fall. To         considered representative of the small and
                                                                                       medium-sized company stock universe. While
                                                                                       it includes many small and mid-sized
                                                                                       company stocks, large-capitalization
                                                                                       technology companies tend to dominate the
                                                                                       index.

                                                                                       The unmanaged Russell 2000 Index
                                                                                       represents the performance of the stocks
                                                                                       of small-capitalization companies.

                                                                                       The unmanaged Russell Midcap Index
                                                                                       represents the performance of the stocks
                                                                                       of mid-capitalization companies.

                                                                                       An investment cannot be made in an index.
                                                                                       Unless otherwise indicated, index results
                                                                                       include reinvested dividends.

                                                AIM V.I. CAPITAL DEVELOPMENT FUND                                           49

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                             MARKET
                                                  SHARES      VALUE

COMMON STOCKS & OTHER EQUITY INTERESTS - 93.68%

AIRLINES - 0.19%

Ryanair Holdings PLC. - ADR (Ireland)(a)             2,000 $    73,000
----------------------------------------------------------------------

BANKS (REGIONAL) - 1.51%

Bank United Corp. - Class A                            300      10,556
----------------------------------------------------------------------
North Fork Bancorp., Inc.                           16,100     243,512
----------------------------------------------------------------------
UCBH Holdings, Inc.                                  5,500     146,781
----------------------------------------------------------------------
Zions Bancorp.                                       4,000     183,563
----------------------------------------------------------------------
                                                               584,412
----------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 0.51%

Adolph Coors Co. - Class B                             500      30,250
----------------------------------------------------------------------
Canandaigua Brands, Inc. - Class A(a)                3,300     166,444
----------------------------------------------------------------------
                                                               196,694
----------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.33%

Adelphia Communications Corp. - Class A(a)           4,100     192,188
----------------------------------------------------------------------
Cox Radio, Inc. - Class A(a)                        10,900     305,200
----------------------------------------------------------------------
Emmis Communications Corp. - Class A(a)              4,000     165,500
----------------------------------------------------------------------
Entercom Communications Corp.(a)                     3,500     170,625
----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                       2,100      69,563
----------------------------------------------------------------------
                                                               903,076
----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.58%

ADTRAN, Inc.(a)                                      2,400     143,700
----------------------------------------------------------------------
Gilat Satellite Networks Ltd. (Israel)(a)            2,900     201,188
----------------------------------------------------------------------
NorthEast Optic Network, Inc.(a)                     1,900     117,087
----------------------------------------------------------------------
Scientific-Atlanta, Inc.                             7,200     536,400
----------------------------------------------------------------------
                                                               998,375
----------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.18%

QLogic Corp.(a)                                      3,300     218,006
----------------------------------------------------------------------
SanDisk Corp.(a)                                     3,900     238,631
----------------------------------------------------------------------
                                                               456,637
----------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 11.67%

Affiliated Computer Services, Inc. - Class A(a)      6,000     198,375
----------------------------------------------------------------------
American Management Systems, Inc.(a)                 4,700     154,292
----------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                     14,200     289,325
----------------------------------------------------------------------
Dendrite International, Inc.(a)                      7,250     241,516
----------------------------------------------------------------------
Documentum, Inc.(a)                                  4,000     357,500
----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                          6,700     217,331
----------------------------------------------------------------------
IntraNet Solutions, Inc.(a)                          4,900     188,038
----------------------------------------------------------------------
Intuit Inc.(a)                                       7,200     297,900
----------------------------------------------------------------------
Mercury Interactive Corp.(a)                         4,100     396,675
----------------------------------------------------------------------

                                                           MARKET
                                                SHARES      VALUE


COMPUTERS (SOFTWARE & SERVICES) - (CONTINUED)

Moldflow Corp.(a)                                  4,600 $    74,463
--------------------------------------------------------------------
MSI Holdings, Inc.(a)                              3,300      29,906
--------------------------------------------------------------------
MSI Holdings, Inc.
 (Acquired 2/11/00; Cost $51,726)(a)(b)            8,621      62,502
--------------------------------------------------------------------
Nucentrix Broadband Networks, Inc.(a)              3,800      96,900
--------------------------------------------------------------------
Peregrine Systems, Inc.(a)                        13,000     450,937
--------------------------------------------------------------------
Rational Software Corp.(a)                         4,900     455,393
--------------------------------------------------------------------
Safeguard Scientifics, Inc.(a)                     1,500      48,093
--------------------------------------------------------------------
Secure Computing Corp.(a)                         15,000     282,188
--------------------------------------------------------------------
Symantec Corp.(a)                                  6,700     361,381
--------------------------------------------------------------------
Titan Corp. (The)(a)                               7,000     313,250
--------------------------------------------------------------------
                                                           4,515,965
--------------------------------------------------------------------

CONSUMER FINANCE - 3.46%

American Capital Strategies, Ltd.                 14,900     355,738
--------------------------------------------------------------------
AmeriCredit Corp.(a)                              14,800     251,600
--------------------------------------------------------------------
Capital One Financial Corp.                        4,800     214,200
--------------------------------------------------------------------
Providian Financial Corp.                          1,400     126,000
--------------------------------------------------------------------
SLM Holding Corp.                                 10,400     389,350
--------------------------------------------------------------------
                                                           1,336,888
--------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.29%

Performance Food Group Co.(a)                      3,300     105,600
--------------------------------------------------------------------
SUPERVALU INC.                                    20,600     392,688
--------------------------------------------------------------------
                                                             498,288
--------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 4.18%

American Power Conversion Corp.(a)(c)              7,800     318,338
--------------------------------------------------------------------
CommScope, Inc.(a)                                 4,800     196,800
--------------------------------------------------------------------
Cree, Inc.(a)                                      2,000     267,000
--------------------------------------------------------------------
Manufacturers' Services Ltd.(a)                    6,400     131,600
--------------------------------------------------------------------
Sensormatic Electronics Corp.(a)                  16,000     253,000
--------------------------------------------------------------------
Veeco Instruments Inc.(a)                          4,200     307,650
--------------------------------------------------------------------
Viasystems Group, Inc.(a)                          8,700     140,831
--------------------------------------------------------------------
                                                           1,615,219
--------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 2.36%

Avnet, Inc.                                        1,500      88,875
--------------------------------------------------------------------
C-COR.net Corp.(a)                                 7,700     207,900
--------------------------------------------------------------------
Power-One, Inc.(a)                                 5,400     615,262
--------------------------------------------------------------------
                                                             912,037
--------------------------------------------------------------------

ELECTRONICS (DEFENSE) - 0.77%

Aeroflex Inc.(a)                                   6,000     298,124
--------------------------------------------------------------------

50                   AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                MARKET
                                                     SHARES      VALUE

ELECTRONICS (INSTRUMENTATION) - 4.52%

Alpha Industries, Inc.(a)                               6,900 $   304,031
-------------------------------------------------------------------------
Methode Electronics, Inc. - Class A                    10,400     401,700
-------------------------------------------------------------------------
Tektronix, Inc.                                         6,300     466,200
-------------------------------------------------------------------------
Varian Inc.(a)                                         12,500     576,563
-------------------------------------------------------------------------
                                                                1,748,494
-------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 5.09%

Amkor Technology, Inc.(a)                               7,100     250,718
-------------------------------------------------------------------------
Celestica Inc. (Canada)(a)                              5,900     292,787
-------------------------------------------------------------------------
Fairchild Semiconductor Corp. - Class A(a)              5,800     234,900
-------------------------------------------------------------------------
Micrel, Inc.(a)                                         4,100     178,094
-------------------------------------------------------------------------
Microchip Technology Inc.(a)                            8,700     506,911
-------------------------------------------------------------------------
QuickLogic Corp.(a)                                     8,500     189,125
-------------------------------------------------------------------------
Zoran Corp.(a)                                          4,800     316,500
-------------------------------------------------------------------------
                                                                1,969,035
-------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.70%

Quanta Services, Inc.(a)                                4,900     269,500
-------------------------------------------------------------------------

ENTERTAINMENT - 0.24%

ValueVision International, Inc. - Class A(a)            3,800      91,200
-------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.86%

Novellus Systems, Inc.(a)                               2,800     158,375
-------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)      2,800     175,875
-------------------------------------------------------------------------
                                                                  334,250
-------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.40%

SEI Investments Co.                                     3,900     155,268
-------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.48%

Harrah's Entertainment, Inc.(a)                         8,800     184,250
-------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.93%

Alpharma Inc. - Class A                                 6,900     429,525
-------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                               5,600     310,450
-------------------------------------------------------------------------
Jones Pharma Inc.                                       9,900     395,381
-------------------------------------------------------------------------
                                                                1,135,356
-------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.31%

Community Health Care(a)                               16,000     259,000
-------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                           11,100     246,975
-------------------------------------------------------------------------
                                                                  505,975
-------------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.85%

First Health Group Corp.(a)                             7,600     249,375
-------------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                           10,200     242,887
-------------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                              4,300     221,718
-------------------------------------------------------------------------
                                                                  713,980
-------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.19%

Edwards Lifesciences Corp.(a)                          18,800     347,800
-------------------------------------------------------------------------
PolyMedica Corp.(a)                                     2,600     112,450
-------------------------------------------------------------------------
                                                                  460,250
-------------------------------------------------------------------------

                                                              MARKET
                                                   SHARES      VALUE

HEALTH CARE (SPECIALIZED SERVICES) - 0.37%

MAXIMUS, Inc.(a)                                      6,500 $   143,812
-----------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.24%

Annuity and Life Re (Holdings), Ltd. (Bermuda)        7,000     171,500
-----------------------------------------------------------------------
Clarica Life Insurance Co. (Canada)                   9,300     190,502
-----------------------------------------------------------------------
Nationwide Financial Services, Inc. - Class A         3,600     118,350
-----------------------------------------------------------------------
                                                                480,352
-----------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.49%

Ace, Ltd. (Bermuda)                                   6,800     190,400
-----------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.86%

Radian Group Inc.                                     2,793     144,537
-----------------------------------------------------------------------
XL Capital Ltd. - Class A (Bermuda)                   3,500     189,437
-----------------------------------------------------------------------
                                                                333,974
-----------------------------------------------------------------------

INSURANCE BROKERS - 0.87%

Aon Corp.                                            10,900     338,581
-----------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.73%

Affiliated Managers Group, Inc.(a)                    6,200     282,100
-----------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.69%

Mattel, Inc.                                         20,200     266,388
-----------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 1.11%

Applied Power Inc. - Class A                         12,800     428,800
-----------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.24%

Spartech Corp.                                        3,100      83,700
-----------------------------------------------------------------------
Uniroyal Technology Corp.(a)                            700       7,744
-----------------------------------------------------------------------
                                                                 91,444
-----------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 1.51%

Flextronics International Ltd. (Singapore)(a)(c)      4,903     336,774
-----------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                  6,200     248,000
-----------------------------------------------------------------------
                                                                584,774
-----------------------------------------------------------------------

NATURAL GAS - 2.01%

El Paso Energy Corp.                                  7,300     371,844
-----------------------------------------------------------------------
Kinder Morgan, Inc.                                  11,700     404,381
-----------------------------------------------------------------------
                                                                776,225
-----------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.75%

Reynolds & Reynolds Co. (The) - Class A              15,800     288,350
-----------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 5.21%

Baker Hughes Inc.                                     6,000     192,000
-----------------------------------------------------------------------
BJ Services Co.(a)                                    5,000     312,500
-----------------------------------------------------------------------
Cooper Cameron Corp.(a)                               4,600     303,600
-----------------------------------------------------------------------
Global Marine, Inc.(a)                               11,200     315,700
-----------------------------------------------------------------------
Grant Prideco, Inc.(a)                                8,100     202,500
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                         37,300     359,012
-----------------------------------------------------------------------
Pride International, Inc.(a)                         13,400     331,650
-----------------------------------------------------------------------
                                                              2,016,962
-----------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND                      51

                                                              MARKET
                                                   SHARES      VALUE

OIL & GAS (EXPLORATION & PRODUCTION) - 3.32%

Burlington Resources Inc.                             7,800 $   298,350
-----------------------------------------------------------------------
Chieftain International, Inc. (Canada)(a)             5,500     104,844
-----------------------------------------------------------------------
EOG Resources, Inc.                                   9,200     308,200
-----------------------------------------------------------------------
Kerr-McGee Corp.                                      4,100     241,644
-----------------------------------------------------------------------
Spinnaker Exploration Co.(a)                         13,000     333,125
-----------------------------------------------------------------------
                                                              1,286,163
-----------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.54%

Valero Energy Corp.                                   6,600     209,550
-----------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.66%

Pinnacle Systems, Inc.(a)                            11,400     256,322
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.49%

Apartment Investment & Management Co. -  Class A      4,400     190,300
-----------------------------------------------------------------------

RESTAURANTS - 0.57%

CEC Entertainment Inc.(a)                             8,625     221,015
-----------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.31%

InterTAN, Inc. (Canada)(a)                           10,325     121,319
-----------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.27%

Family Dollar Stores, Inc.                            5,300     103,681
-----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.93%

BJ's Wholesale Club, Inc.(a)                          8,300     273,900
-----------------------------------------------------------------------
Wild Oats Markets, Inc.(a)                            6,975      87,622
-----------------------------------------------------------------------
                                                                361,522
-----------------------------------------------------------------------

RETAIL (SPECIALTY) - 2.70%

Michaels Stores, Inc.(a)                              6,500     297,781
-----------------------------------------------------------------------
Rent-A-Center, Inc.(a)                                6,300     141,750
-----------------------------------------------------------------------
Rent-Way, Inc.(a)                                     7,776     226,961
-----------------------------------------------------------------------
Venator Group, Inc.(a)                               14,100     144,525
-----------------------------------------------------------------------
Zale Corp.(a)                                         6,350     231,775
-----------------------------------------------------------------------
                                                              1,042,792
-----------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.46%

Too Inc.(a)                                           7,000     178,063
-----------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.59%

Allied Capital Corp.                                  9,100     154,700
-----------------------------------------------------------------------
Local Financial Corp.(a)                              8,800      73,425
-----------------------------------------------------------------------
                                                                228,125
-----------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.88%

Forrester Research, Inc.(a)                           1,200      87,375
-----------------------------------------------------------------------
Lamar Advertising Co.(a)                              5,350     231,722
-----------------------------------------------------------------------
TeleTech Holdings, Inc.(a)                           13,100     406,918
-----------------------------------------------------------------------
                                                                726,015
-----------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.06%

Copart, Inc.(a)                                      10,800     172,800
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                                 6,950     236,300
-----------------------------------------------------------------------
                                                                409,100
-----------------------------------------------------------------------

                                                            MARKET
                                                 SHARES      VALUE

SERVICES (COMPUTER SYSTEMS) - 2.05%

Insight Enterprises, Inc.(a)                        3,875 $   229,836
---------------------------------------------------------------------
MarchFirst, Inc.(a)                                 8,300     151,475
---------------------------------------------------------------------
SunGard Data Systems Inc.(a)                        8,400     260,400
---------------------------------------------------------------------
Sykes Enterprises, Inc.(a)                         11,700     150,638
---------------------------------------------------------------------
                                                              792,349
---------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 2.71%

BISYS Group, Inc. (The)(a)                          5,350     329,025
---------------------------------------------------------------------
Concord EFS, Inc.(a)                               10,500     273,000
---------------------------------------------------------------------
CSG Systems International, Inc.(a)                  5,600     313,950
---------------------------------------------------------------------
NOVA Corp.(a)                                       4,700     131,306
---------------------------------------------------------------------
                                                            1,047,281
---------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 1.67%

Heidrick & Struggles International, Inc.(a)         6,200     391,375
---------------------------------------------------------------------
Korn/Ferry International(a)                         8,100     256,669
---------------------------------------------------------------------
                                                              648,044
---------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 3.20%

Arch Communications Group, Inc.(a)                 43,600     283,400
---------------------------------------------------------------------
Nextel Partners, Inc. - Class A(a)                  5,500     179,094
---------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                     8,600     378,400
---------------------------------------------------------------------
Rural Cellular Corp. - Class A(a)                   3,100     237,343
---------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                 2,900     158,050
---------------------------------------------------------------------
                                                            1,236,287
---------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.79%

CapRock Communications Corp.(a)                     7,000     136,500
---------------------------------------------------------------------
ITC DeltaCom, Inc.(a)                               7,200     160,650
---------------------------------------------------------------------
RateXchange Corp. (Acquired 3/15/00;
 Cost $21,540)(a)(b)                                2,066       9,439
---------------------------------------------------------------------
                                                              306,589
---------------------------------------------------------------------

TELEPHONE - 1.11%

Broadwing Inc.(a)                                  12,868     333,763
---------------------------------------------------------------------
Intermedia Communications Inc.(a)                   3,200      95,200
---------------------------------------------------------------------
                                                              428,963
---------------------------------------------------------------------

WASTE MANAGEMENT - 0.69%

Republic Services, Inc.(a)                         16,700     267,200
---------------------------------------------------------------------
Total Common Stocks & Other Equity Interests
 (Cost $31,625,320)                                        36,239,115
---------------------------------------------------------------------

                                NUMBER OF EXERCISE EXPIRATION
                                CONTRACTS  PRICE      DATE
OPTIONS PURCHASED - 0.11%

PUTS - 0.11%

Flextronics International Ltd.
 (Singapore) (Manufacturing -
 Specialized)(c) (Cost $41,538)     46      $65      Jan-01   43,987
--------------------------------------------------------------------

52                     AIM V.I. CAPITAL DEVELOPMENT FUND

                                                        MARKET
                                             SHARES      VALUE

MONEY MARKET FUNDS - 10.16%

STIC Liquid Assets Portfolio(d)             1,964,957 $ 1,964,957
------------------------------------------------------------------
STIC Prime Portfolio(d)                     1,964,957   1,964,957
------------------------------------------------------------------
Total Money Market Funds (Cost $3,929,914)              3,929,914
------------------------------------------------------------------
TOTAL INVESTMENTS - 103.95%
 (COST $35,596,772)                                    40,213,016
------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (3.95%)                (1,527,190)
------------------------------------------------------------------
NET ASSETS - 100.00%                                  $38,685,826
==================================================================

Investment Abbreviations:
ADR   - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $71,941 which represented 0.19% of the Fund's net assets.
(c) All or a portion of this security is subject to call options written. See
    Note 7.
(d) The money market fund has the same investment advisor as the Fund.




See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND                      53

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $35,596,772)           $40,213,016
---------------------------------------------------------------------
Foreign currencies, at value (cost $568)                          569
---------------------------------------------------------------------
Receivables for:
 Investments sold                                               8,240
---------------------------------------------------------------------
 Fund shares sold                                             404,374
---------------------------------------------------------------------
 Dividends                                                     30,560
---------------------------------------------------------------------
 Due from advisor                                               6,600
---------------------------------------------------------------------
Investment for deferred compensation plan                       9,903
---------------------------------------------------------------------
  Total assets                                             40,673,262
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      1,885,220
---------------------------------------------------------------------
 Fund shares reacquired                                        11,825
---------------------------------------------------------------------
 Options written (premiums received $49,249)                   40,012
---------------------------------------------------------------------
 Deferred compensation plan                                     9,903
---------------------------------------------------------------------
Accrued administrative services fees                           22,130
---------------------------------------------------------------------
Accrued trustees' fees                                          1,460
---------------------------------------------------------------------
Accrued operating expenses                                     16,886
---------------------------------------------------------------------
  Total liabilities                                         1,987,436
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $38,685,826
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                2,914,133
=====================================================================
 Net asset value, offering and redemption price per share $     13.28
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $143)                   $  126,163
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                         84,202
-----------------------------------------------------------------------------
Administrative services fee                                           47,585
-----------------------------------------------------------------------------
Custodian fees                                                        28,058
-----------------------------------------------------------------------------
Professional fees                                                     15,965
-----------------------------------------------------------------------------
Trustees' fees                                                         3,340
-----------------------------------------------------------------------------
Other                                                                  8,742
-----------------------------------------------------------------------------
  Total expenses                                                     187,892
-----------------------------------------------------------------------------
Less:Fees waived by advisor                                          (54,180)
-----------------------------------------------------------------------------
  Expenses paid indirectly                                              (432)
-----------------------------------------------------------------------------
  Net expenses                                                       133,280
-----------------------------------------------------------------------------
Net investment income (loss)                                          (7,117)
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS

Net realized gain (loss) from:
 Investment securities                                              (792,881)
-----------------------------------------------------------------------------
 Foreign currencies                                                      195
-----------------------------------------------------------------------------
 Option contracts written                                              3,332
-----------------------------------------------------------------------------
                                                                   (789,354)
-----------------------------------------------------------------------------
Change in net unrealized appreciation of:
 Investment securities                                             2,306,588
-----------------------------------------------------------------------------
 Option contracts written                                              9,237
-----------------------------------------------------------------------------
                                                                   2,315,825
-----------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and option
 contracts                                                         1,526,471
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $1,519,354
=============================================================================

See Notes to Financial Statements.

54                     AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        2000          1999
                                                     -----------  ------------
OPERATIONS:

 Net investment income (loss)                        $    (7,117) $   (15,062)
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and option
  contracts                                             (789,354)       8,448
------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities and option contracts                      2,315,825    2,014,708
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                          1,519,354    2,008,094
------------------------------------------------------------------------------
Share transactions - net                              26,131,541    5,854,369
------------------------------------------------------------------------------
  Net increase in net assets                          27,650,895    7,862,463
==============================================================================

NET ASSETS:

 Beginning of period                                  11,034,931    3,172,468
------------------------------------------------------------------------------
 End of period                                       $38,685,826  $11,034,931
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $35,110,557  $ 8,979,016
------------------------------------------------------------------------------
 Undistributed net investment income (loss)              (15,407)      (8,290)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  option contracts                                    (1,034,805)    (245,451)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and option contracts                                 4,625,481    2,309,656
------------------------------------------------------------------------------
                                                     $38,685,826  $11,034,931
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is long-term growth of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts

                       AIM V.I. CAPITAL DEVELOPMENT FUND                     55
   generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $287,192 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put Options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. During the six months ended June 30, 2000, AIM waived fees of $54,180.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $47,585 of which AIM retained $24,864 for accounting services provided.

56                     AIM V.I. CAPITAL DEVELOPMENT FUND

 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,730 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $432 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $432.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $36,058,216 and $10,740,637, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $ 5,803,070
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (1,198,150)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 4,604,920
==========================================================================

Cost of investments for tax purposes is $35,608,096.


NOTE 7 - CALL OPTION CONTRACTS
Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                                             CALL OPTION
                                              CONTRACTS
                                          ------------------
                                          NUMBER OF PREMIUMS
                                          CONTRACTS RECEIVED
                                          --------- --------
Beginning of period                           --    $    --
------------------------------------------------------------
Written                                       70     52,581
------------------------------------------------------------
Expired                                      (12)    (3,332)
------------------------------------------------------------
End of period                                 58    $49,249
============================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND                     57

Open call option contracts written as of June 30, 2000 were as follows:

                                                                       UNREALIZED
                     CONTRACT STRIKE NUMBER OF PREMIUMS JUNE 30, 2000  APPRECIATION
ISSUE                 MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE  (DEPRECIATION)
-----                -------- ------ --------- -------- ------------- -------------
American Power
 Conversion Co        Jul-00   $40       12    $ 2,814     $ 2,925       $ (111)
------------------------------------------------------------------------------------
Flextronics
 International Ltd.
 (Singapore)          Jan-01    85       46     46,435      37,087        9,348
------------------------------------------------------------------------------------
                                         58    $49,249     $40,012       $9,237
====================================================================================

NOTE 8 - CAPITAL STOCK

Changes in capital stock outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                        JUNE 30, 2000             DECEMBER 31, 1999
                    -----------------------     ----------------------
                     SHARES       AMOUNT         SHARES      AMOUNT
                    ---------   -----------     --------  ------------
Sold                2,069,062   $27,280,323      746,789  $ 7,361,857
----------------------------------------------------------------------
Reacquired            (83,167)   (1,148,782)    (163,001)  (1,507,488)
----------------------------------------------------------------------
                    1,985,895   $26,131,541      583,788  $ 5,854,369
======================================================================

NOTE 9 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                  MAY 1, 1998
                                    SIX MONTHS                  (DATE OPERATIONS
                                      ENDED         YEAR ENDED     COMMENCED) TO
                                     JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                       2000          1999(a)        1998(a)
                                    ----------     ------------ ----------------
Net asset value, beginning of
 period                              $ 11.89         $  9.21         $10.00
--------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)             --           (0.03)          0.03
--------------------------------------------------------------------------------
 Net gains (losses) on securities
  (both realized and unrealized)        1.39            2.71          (0.78)
--------------------------------------------------------------------------------
  Total from investment operations      1.39            2.68          (0.75)
--------------------------------------------------------------------------------
Less distributions from net
 investment income                        --              --          (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period       $ 13.28         $ 11.89         $ 9.21
================================================================================
Total return(b)                        11.69%          29.10%         (7.51)%
================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
 omitted)                            $38,686         $11,035         $3,172
================================================================================
Ratio of expenses to average net
 assets:
 With fee waivers                       1.19%(c)        1.23%          1.21%(d)
--------------------------------------------------------------------------------
 Without fee waivers                    1.67%(c)        3.42%          5.80%(d)
================================================================================
Ratio of net investment income
 (loss) to average net assets          (0.06)%(c)      (0.32)%         0.62%(d)
================================================================================
Portfolio turnover rate                   52%            132%            45%
================================================================================

(a) Calculated using average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $22,672,534.
(d) Annualized

58                     AIM V.I. CAPITAL DEVELOPMENT FUND

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Capital Development Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................       943,049    24,865     68,572
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........       907,821    42,651     86,014
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................       908,193    48,855     79,438
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........       929,932    40,462     66,092
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........       928,605    41,851     66,030
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................       928,968    43,574     63,944
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................       921,699    50,983     63,804
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................       922,396    51,857     62,233
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................       925,258    47,521     63,707
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................       905,893    61,449     69,144
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     1,016,294     1,563     18,629

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

                       AIM V.I. CAPITAL DEVELOPMENT FUND                     59

SEMIANNUAL REPORT/MANAGERS' OVERVIEW
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

FUND DEBUTS IN CHALLENGING
MARKET ENVIRONMENT

HOW DID AIM V.I. DENT DEMOGRAPHIC TRENDS                THE WATCHWORDS FOR THE     |   reporting period. Although the fund is
FUND PERFORM OVER THE SIX-MONTH                   FIRST SIX MONTS OF 2000 WERE     |   clearly tilted toward large-cap stocks at
REPORTING PERIOD?                                    VOLATILITY AND INFLATION.     |   present, it also has a complementary mix
The stock market has been quite volatile   ________________________________________|   of small- and mid-cap stocks.
during the first half of 2000. However,                                                   The predominant sectors in the fund's
AIM V.I. Dent Demographic Trends Fund                                                  portfolio are technology, health care and
performed admirably in this difficult                                                  financials. These are the sectors we
environment. For the six months ended      experienced pronounced volatility during    expect will benefit from current and
June 29, 2000, the fund posted a return of the first quarter of 2000 and into the      future demographic trends. At the end of
4.10%. Because the fund's shares have been second quarter as some companies' sky-high  the reporting period, the fund's
offered for less than a year (since        valuations came into question. The sell-    weightings in these sectors were as
12/29/99), this return is the cumulative   off that ensued caused many such stocks to  follows: technology, 48.2%; funancials,
total return and has not been annualized.  plummet in the Nasdaq shakeout in April.    15.9%; and health care, 12.7%. We believe
The fund's six-month performance beat that    Added to that were rising interest       that the fundamentals remain solid for
of its primary benchmark, the Russell 3000 rates and investors' concerns regarding     these sectors and for the demographic
Index, which had a return of 0.95% for the potential inflation, both of which shook    forces underpinning their growth.
same period.                               market confidence across the board. Since      Within technology, we favored companies
                                           the beginning of the year, the Federal      in the communications equipment, computer
WHAT WERE MARKET CONDITIONS LIKE DURING    Reserve Board (the Fed) has raised the      software and services, and semiconductor
THE REPORTING PERIOD?                      federal funds rate three times--including   industries. Semiconductors--chips used in
The watchwords for the first six months of a 0.5% increase in May, the biggest         everything from home computers to handheld
2000 were volatility and inflation. Coming increase in more than five years--to 6.5%   planners--continue to enjoy particularly
off remarkable returns for 1999, markets-- in an effort to cool what it feared was a   robust demand as the world's thirst for
particularly the technology sector--       too-hot growth rate for the U.S. economy.   technology keeps growing.
                                              With consumers spending more and            The financial and health-care sectors
------------------------------------------ companies struggling to hire enough         had a mixed first half of the year.
OUR INVESTMENT PHILOSOPHY                  employees, the U.S. economy's record        Financial stocks tend to get punished
                                           expansion appeared poised to set off        whenever inflation fears surface among
AIM V.I. Dent Demographic Trends Fund is   inflation. Investors and analysts alike     investors, as happened over the last six
designed to capitalize on consumer         wondered how much farther the Fed would     months. Health-care stocks, particularly
spending habits. The fund's management     continue its tightening cycle--in progress  drug companies, benefited from the
team is guided by the opinions and         since June 1999--before being satisfied     excitement surrounding the mapping of the
research of Harry S. Dent, Jr., a          that inflation remained under control.      human genome. A rough draft of the genetic
strategic consultant and best-selling      Many investors chose to wait things out,    makeup of the human body has been
author. According to Dent's analysis:      evidenced in the general decline of         completed, which may lead to new
 . The major force driving the stock market trading volumes late in the reporting       blockbuster drugs for the treatment of
historically has been consumer spending on period.                                     disease.
major purchases such as housing,
furnishings, appliances and cars.          HOW WAS THE FUND'S PORTFOLIO POSITIONED     WHAT TECH-RELATED COMPANIES DID
 . Historically, the market has done well   DURING THE REPORTING PERIOD?                YOU FAVOR?
when a generation's spending peaks at      Because the fund is a flex-cap fund that    The fund's technology holdings are
about age 46 1/2.                          can invest in small, medium and large       earnings-momentum stocks with solid
 . As more baby boomers reach their peak    companies, we were able to participate in   company fundamentals. For example, VERITAS
spending age, they may propel the stock    the rotation from large- to mid- and        Software is a market leader in the
market for the next decade.                small-cap stocks that happened during the
   The fund focuses on companies in market
sectors that are expected to benefit from
this spending wave.

                                               AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
60

SEMIANNUAL REPORT/MANAGERS' OVERVIEW
PORTFOLIO COMPOSITION                                                                  WHAT IS YOUR NEAR-TERM OUTLOOK?
As of 6/30/00, based on total net assets                                               While there are signs that the economy may
                                                                                       at last be slowing to a sustainable growth
TOP 10 EQUITY HOLDINGS                     TOP 10 INDUSTRIES                           level, the Fed deems it too early to say
------------------------------------------ ------------------------------------------  with finality that its rate hikes have
 1. Pfizer Inc.                      4.41% 1.  Communications Equipment        13.93%  indeed halted inflation. The fact that the
------------------------------------------ ------------------------------------------  Fed did not raise interest rates at its
 2. Morgan Stanley Dean Witter & Co. 2.97  2.  Computers (Software & Services) 10.37   June meeting may indicate that its
------------------------------------------ ------------------------------------------  tightening cycle is winding down.
 3. Cox Communications, Inc.-Class A 2.79  3.  Electronics (Semiconductors)     8.47       However, uncertainty over the Fed's
------------------------------------------ ------------------------------------------  actions and other factors could
 4. VERITAS Software Corp.           2.77  4.  Investment Banking/Brokerage     7.16   perpetuate the volatility that has
------------------------------------------ ------------------------------------------  characterized markets in recent months.
 5. Intel Corp.                      2.60  5.  Broadcasting (Television, Radio  5.60   Although we believe that the environment
------------------------------------------     & Cable)                                for equities and for the demographic
 6. Nextel Communications, Inc.-           ------------------------------------------  trends we follow remains largely
    Class A                          2.59  6.  Health Care (Diversified)        5.36   favorable, investors would be well advised
------------------------------------------ ------------------------------------------  to maintain a long-term perspective on
 7. Nortel Networks Corp. (Canada)   2.54  7.  Computers (Peripherals)          5.26   their investment.
------------------------------------------ ------------------------------------------
 8. Brocade Communications           2.40  8.  Telecommunications               4.43              ---------------------
    Systems, Inc.                              (Cellular/Wireless)
------------------------------------------ ------------------------------------------  Past performance cannot guarantee
 9. Nokia Oyj-ADR (Finland)          2.36  9.  Computers (Hardware)             4.23   comparable future results. The performance
------------------------------------------ ------------------------------------------  figures in this report, which represent
10. Oracle Corp.                     2.15  10. Financial (Diversified)          3.71   AIM V.I. Dent Demographic Trends Fund, are
------------------------------------------ ------------------------------------------  not intended to reflect actual annuity values, and they do not reflect charges at
The fund's portfolio composition is subject to change, and there is no assurance that  the separate-account level which (if
the fund will continue to hold any particular security.                                applied) would lower them. The fund's
                                                                                       investment return and principal value will
                                                                                       fluctuate, so an investor's shares, when
                                                                                       redeemed, may be worth more or less than
                                                                                       their original cost. Had fees and expenses
                                                                                       not been waived, the fund's returns would
                                                                                       have been lower.
                                                                                          Harry S. Dent's stock-market scenario
                                                                                       for the coming decade, which is based on
                                                                                       historical data, represents his opinion.
                                                                                       Unforeseen events such as rising
                                                                                       inflation, declining productivity,
                                                                                       irregular spending and savings patterns,
                                                                                       and other social, political and economic
                                                                                       uncertainty could affect corporate
                                                                                       earnings and the stock market, negatively
                                                                                       altering Mr. Dent's view.
                                                                                          Investing in micro-, small and mid-
storage-management software business. Its   WHAT OTHER HOLDINGS BENEFITED              sized companies may involve risks not
products are embedded in most of the        THE FUND?                                  associated with more established
leading server systems being sold to large  Pharmaceutical giant Pfizer, the fund's    companies. Also, micro and small companies
corporations and telecommunications         top holding, recently merged with Warner-  may have business risk, significant stock-
service providers, as spending on Internet  Lambert to become one of the world's       price fluctuations and illiquidity.
infrastructure increases.                   largest and fastest-growing drug              The unmanaged National Association of
   Fund holdings Nextel Communications and  companies. The acquisition allows Pfizer   Securities Dealers Automated Quotation
Nortel Networks are both involved in        to add Lipitor, a leading cholesterol-     System Composite Index (the Nasdaq) is a
communications. Nextel's mobile phones      lowering drug, to its stable of successful market-value-weighted index comprising all provide users with wireless-phone service,  medications, which includes Celebrex (for  domestic and non-U.S.-based common stocks
two-way radio dispatch, text messaging and  arthritis), Norvasc (for heart disease)    listed on the Nasdaq system. It includes
wireless Internet access all on one         and Zoloft (an antidepressant).            more than 5,000 companies, and it is often
handset. Nortel's products include             Many established banks and brokerage    considered representative of the small and
switching, wireless and broadband network   firms have profited from companies having  medium-sized company stock universe. While
systems, and it is a leader in fiber-optic  initial public offerings. One such         it includes many small and mid-sized
systems for high-capacity data and voice    financial company is Morgan Stanley Dean   company stocks, large-capitalization
networks.                                   Witter, an investment-banking and retail-  technology companies tend to dominate the
                                            brokerage powerhouse that is a top fund    index.
                                            holding. Of particular benefit to the         The unmanaged Russell 3000 Index
                                            firm's revenue has been its underwriting   represents the performance of the broad
                                            of tech-related companies.                 market. An investment cannot be made in an
                                                                                       index. Unless otherwise indicated, index
                                                                                       results include reinvested dividends and
                                                                                       they do not include sales charges.

                    AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                     61

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                                MARKET
                                                      SHARES     VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 95.26%

BANKS (MONEY CENTER) - 1.79%

Chase Manhattan Corp. (The)                             7,000 $   322,437
-------------------------------------------------------------------------

BANKS (REGIONAL) - 0.57%

Dah Sing Financial Group (Hong Kong)                   25,600     103,116
-------------------------------------------------------------------------

BIOTECHNOLOGY - 0.78%

Amgen Inc.(a)                                           2,000     140,500
-------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.60%

AT&T Corp. - Liberty Media Group - Class A(a)           8,300     201,275
-------------------------------------------------------------------------
Comcast Corp. - Class A(a)                              7,500     303,750
-------------------------------------------------------------------------
Cox Communications, Inc. - Class A(a)                  11,000     501,187
-------------------------------------------------------------------------
                                                                1,006,212
-------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 13.93%

Comverse Technology, Inc.(a)                            3,800     353,400
-------------------------------------------------------------------------
JDS Uniphase Corp.(a)                                   2,350     281,706
-------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                 900     131,006
-------------------------------------------------------------------------
Nokia Oyj - ADR (Finland)                               8,500     424,469
-------------------------------------------------------------------------
Nortel Networks Corp. (Canada)                          6,700     457,275
-------------------------------------------------------------------------
QUALCOMM Inc.(a)                                        2,500     150,000
-------------------------------------------------------------------------
Redback Networks Inc.(a)                                1,200     213,600
-------------------------------------------------------------------------
Sycamore Networks, Inc.(a)                              2,000     220,750
-------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson A.B. - ADR (Sweden)    13,500     270,000
-------------------------------------------------------------------------
                                                                2,502,206
-------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 4.23%

Apple Computer, Inc.(a)                                 4,700     246,162
-------------------------------------------------------------------------
Dell Computer Corp.(a)                                  5,800     286,012
-------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                               2,500     227,344
-------------------------------------------------------------------------
                                                                  759,518
-------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.70%

Cisco Systems, Inc.(a)                                  4,800     305,100
-------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 5.26%

Brocade Communications Systems, Inc.(a)                 2,350     431,188
-------------------------------------------------------------------------
EMC Corp.(a)                                            2,900     223,119
-------------------------------------------------------------------------
Seagate Techonolgy, Inc.(a)                             5,300     291,500
-------------------------------------------------------------------------
                                                                  945,807
-------------------------------------------------------------------------

                                                         MARKET
                                               SHARES     VALUE


COMPUTERS (SOFTWARE & SERVICES) - 10.37%

BEA Systems, Inc.(a)                             1,900 $    93,931
------------------------------------------------------------------
Gemstar International Group Ltd.(a)              2,000     122,906
------------------------------------------------------------------
Oracle Corp.(a)                                  4,600     386,687
------------------------------------------------------------------
Rational Software Corp.(a)                       2,000     185,875
------------------------------------------------------------------
Siebel Systems, Inc.(a)                          1,500     245,344
------------------------------------------------------------------
VERITAS Software Corp.(a)                        4,400     497,269
------------------------------------------------------------------
Vitria Technology, Inc.(a)                       3,000     183,375
------------------------------------------------------------------
Yahoo! Inc.(a)                                   1,200     148,650
------------------------------------------------------------------
                                                         1,864,037
------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.60%

C-COR.net Corp.(a)                               4,000     108,000
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.90%

Waters Corp.(a)                                  1,300     162,256
------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 8.47%

Broadcom Corp. - Class A(a)                        600     131,363
------------------------------------------------------------------
Celestica Inc. (Canada)(a)                       3,500     173,688
------------------------------------------------------------------
Intel Corp.                                      3,500     467,906
------------------------------------------------------------------
Intersil Holding Corp.(a)                        2,300     124,344
------------------------------------------------------------------
PMC-Sierra, Inc. (Canada)(a)                       700     124,381
------------------------------------------------------------------
SDL, Inc.(a)                                     1,200     342,225
------------------------------------------------------------------
Texas Instruments Inc.                           2,300     157,981
------------------------------------------------------------------
                                                         1,521,888
------------------------------------------------------------------

ENTERTAINMENT - 1.60%

Time Warner Inc.                                 2,500     190,000
------------------------------------------------------------------
Walt Disney Co. (The)                            2,500      97,031
------------------------------------------------------------------
                                                           287,031
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 2.72%

Applied Materials, Inc.(a)                       1,700     154,063
------------------------------------------------------------------
Credence Systems Corp.(a)                        4,000     220,750
------------------------------------------------------------------
Teradyne, Inc.(a)                                1,550     113,925
------------------------------------------------------------------
                                                           488,738
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 3.71%

American Express Co.                             5,400     281,475
------------------------------------------------------------------
Citigroup Inc.                                   6,400     385,600
------------------------------------------------------------------
                                                           667,075
------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 5.36%

Allergan, Inc.                                   2,300     171,350
------------------------------------------------------------------
Pfizer Inc.                                     16,500     792,000
------------------------------------------------------------------
                                                           963,350
------------------------------------------------------------------

62                 AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                                      MARKET
                                                            SHARES     VALUE

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.95%

Genentech, Inc.(a)                                            1,400 $   240,800
-------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC - ADR (United Kingdom)(a)     2,100     108,938
-------------------------------------------------------------------------------
                                                                        349,738
-------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.67%

Health Management Associates, Inc. - Class A(a)               9,200     120,175
-------------------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.67%

UnitedHealth Group Inc.                                       1,400     120,050
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.22%

Guidant Corp.(a)                                              2,400     118,800
-------------------------------------------------------------------------------
Medtronic, Inc.                                               2,800     139,475
-------------------------------------------------------------------------------
Novoste Corp.(a)                                              2,000     122,000
-------------------------------------------------------------------------------
PE Corp-PE Biosystems Group                                   3,000     197,625
-------------------------------------------------------------------------------
                                                                        577,900
-------------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.09%

American International Group, Inc.                            3,200     376,000
-------------------------------------------------------------------------------

INSURANCE BROKERS - 0.58%

Marsh & McLennan Cos., Inc.                                   1,000     104,438
-------------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 7.16%

Goldman Sachs Group, Inc. (The)                               1,200     113,850
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                     2,400     276,000
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                              6,400     532,800
-------------------------------------------------------------------------------
Paine Webber Group Inc.                                       1,700      77,350
-------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                                  8,500     285,813
-------------------------------------------------------------------------------
                                                                      1,285,813
-------------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.51%

Harley-Davidson, Inc.                                         2,400      92,400
-------------------------------------------------------------------------------

RAILROADS - 1.14%

Kansas City Southern Industries, Inc.                         2,300     203,980
-------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.81%

Home Depot, Inc. (The)                                        2,900     144,819
-------------------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 3.17%

Best Buy Co., Inc.(a)                                         5,200     328,900
-------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                        4,500     149,344
-------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.(a)                     3,000      91,125
-------------------------------------------------------------------------------
                                                                        569,369
-------------------------------------------------------------------------------

                                                           MARKET
                                                 SHARES     VALUE

RETAIL (GENERAL MERCHANDISE) - 0.97%

Target Corp.                                       3,000 $   174,000
---------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.30%

Amazon.com, Inc.(a)                                1,500      54,469
---------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 4.43%

China Telecom Ltd. - ADR (Hong Kong)(a)              550      97,797
---------------------------------------------------------------------
Nextel Communications, Inc. - Class A(a)           7,600     465,025
---------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                    5,300     233,200
---------------------------------------------------------------------
                                                             796,022
---------------------------------------------------------------------
Total Common Stocks & Other Equity Interests
 (Cost $15,758,806)                                       17,116,444
---------------------------------------------------------------------

MONEY MARKET FUNDS - 9.02%

STIC Liquid Assets Portfolio(b)                  810,322     810,322
---------------------------------------------------------------------
STIC Prime Portfolio(b)                          810,322     810,322
---------------------------------------------------------------------
Total Money Market Funds (Cost $1,620,644)                 1,620,644
---------------------------------------------------------------------
TOTAL INVESTMENTS - 104.28%
 (Cost $17,379,450)                                       18,737,088
---------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (4.28%)                     (768,949)
---------------------------------------------------------------------
NET ASSETS - 100.00%                                     $17,968,139
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                    63

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $17,379,450)           $18,737,088
---------------------------------------------------------------------
Receivables for:
 Investments sold                                              61,739
---------------------------------------------------------------------
 Fund shares sold                                              99,273
---------------------------------------------------------------------
 Dividends                                                      6,306
---------------------------------------------------------------------
Investment for deferred compensation plan                       1,383
---------------------------------------------------------------------
  Total assets                                             18,905,789
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        907,496
---------------------------------------------------------------------
 Fund shares reacquired                                            83
---------------------------------------------------------------------
 Deferred compensation plan                                     1,383
---------------------------------------------------------------------
Accrued advisory fees                                           2,384
---------------------------------------------------------------------
Accrued administrative services fees                            5,215
---------------------------------------------------------------------
Accrued trustees' fees                                          1,453
---------------------------------------------------------------------
Accrued operating expenses                                     19,636
---------------------------------------------------------------------
  Total liabilities                                           937,650
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $17,968,139
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                1,725,867
=====================================================================
Net asset value, offering and redemption price per share  $     10.41
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $254)       $    33,654
------------------------------------------------------------------
Interest                                                    1,470
------------------------------------------------------------------
  Total investment income                                  35,124
------------------------------------------------------------------

EXPENSES:

Advisory fees                                              38,121
------------------------------------------------------------------
Administrative services fees                               25,981
------------------------------------------------------------------
Custodian fees                                             20,164
------------------------------------------------------------------
Transfer agent fees                                           459
------------------------------------------------------------------
Trustees' fees                                              3,281
------------------------------------------------------------------
Printing                                                   23,893
------------------------------------------------------------------
Professional fees                                          16,875
------------------------------------------------------------------
Other                                                         148
------------------------------------------------------------------
  Total expenses                                          128,922
------------------------------------------------------------------
Less: Fees waived and reimbursed by Advisor               (66,199)
------------------------------------------------------------------
  Expenses paid indirectly                                    (81)
------------------------------------------------------------------
  Net expenses                                             62,642
------------------------------------------------------------------
Net investment income (loss)                              (27,518)
------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                (1,062,333)
------------------------------------------------------------------
  Foreign currencies                                          (86)
------------------------------------------------------------------
  Futures contracts                                       (11,576)
------------------------------------------------------------------
                                                       (1,073,995)
------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                 1,357,634
------------------------------------------------------------------
  Futures contracts                                           578
------------------------------------------------------------------
                                                        1,358,212
------------------------------------------------------------------
Net gain on investment securities,
 foreign currencies and futures contracts                 284,217
------------------------------------------------------------------
Net increase in net assets resulting from operations  $   256,699
==================================================================

See Notes to Financial Statements.

64                   AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                       JUNE 30,    DECEMBER 31,
                                                         2000          1999
                                                      -----------  ------------
OPERATIONS:

 Net investment income (loss)                         $   (27,518)  $      163
-------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities,
  foreign currencies and futures contracts             (1,073,995)          --
-------------------------------------------------------------------------------
 Change in net unrealized appreciation (depreciation)
  of investment securities, foreign currencies and
  futures contracts                                     1,358,212         (574)
-------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
  operations                                              256,699         (411)
-------------------------------------------------------------------------------
Share transactions-net                                 16,711,841    1,000,010
-------------------------------------------------------------------------------
 Net increase in net assets                            16,968,540      999,599
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                      999,599           --
-------------------------------------------------------------------------------
 End of period                                        $17,968,139   $  999,599
===============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                        $17,711,829   $  999,988
-------------------------------------------------------------------------------
 Undistributed net investment income (loss)               (27,333)         185
-------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  futures contracts                                    (1,073,995)          --
-------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of investment
  securities, foreign currencies and futures
  contracts                                             1,357,638         (574)
-------------------------------------------------------------------------------
                                                      $17,968,139   $  999,599
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of
AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve long-term growth of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                   65
   securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. During the six months ended June 30, 2000, AIM waived fees of $38,121 and reimbursed expenses of $28,078.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $25,981 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,726 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $81 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $81.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $19,778,827 and $2,957,734, respectively.
The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $1,691,718
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (334,080)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,357,638
=========================================================================

Investments have the same cost for tax and financial statement purposes.

66                   AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 7 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the period December 29, 1999 (date operations commenced) through December 31, 1999 were as follows:

                            JUNE 30, 2000           DECEMBER 31, 1999
                        ----------------------      ------------------
                         SHARES      AMOUNT         SHARES    AMOUNT
                        ---------  -----------      ------- ----------
Sold                    1,641,058  $16,865,069      100,001 $1,000,010
----------------------------------------------------------------------
Reacquired                (15,192)    (153,228)          --         --
----------------------------------------------------------------------
                        1,625,866  $16,711,841      100,001 $1,000,010
======================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                 DECEMBER 29,
                                                                  1999 (DATE
                                                  SIX MONTHS      OPERATIONS
                                                    ENDED        COMMENCED) TO
                                                   JUNE 30,      DECEMBER 31,
                                                     2000            1999
                                                  ----------     -------------
Net asset value, beginning of period               $ 10.00          $10.00
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                        (0.02)             --
------------------------------------------------------------------------------
 Net gains on securities (both realized and
  unrealized)                                         0.43              --
------------------------------------------------------------------------------
  Total from investment operations                    0.41              --
------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.41          $10.00
==============================================================================
Total return(a)                                       4.10%             --
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $17,968          $1,000
==============================================================================
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements       1.39%(b)        1.40%(c)
------------------------------------------------------------------------------
 Without fee waivers and/or expense
  reimbursements                                      2.85%(b)       12.58%(c)
==============================================================================
Ratio of net investment income (loss) to average
 net assets                                          (0.61)%(b)       2.96%(c)
==============================================================================
Portfolio turnover rate                                 34%             --
==============================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $9,090,234.
(c) Annualized.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                    67

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Dent Demographic Trends Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................       165,185       N/A     35,737
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........       185,158       N/A     15,764
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................       173,033       N/A     27,889
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........       173,033       N/A     27,889
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........       173,033       N/A     27,889
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................       173,033       N/A     27,889
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................       173,033       N/A     27,889
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................       173,033       N/A     27,889
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................       173,033       N/A     27,889
 (5)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............       173,033       N/A     27,889

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

68                   AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. DIVERSIFIED INCOME FUND

RISING INTEREST RATES, MARKET GYRATIONS
CHALLENGE BOND MARKETS

STOCK-MARKET VOLATILITY AND HIGHER                      IF SUBSEQUENT ECONOMIC DATA |     As the Treasury rally slowed near the
INTEREST RATES CHALLENGED MANY BOND                         CONTINUES TO POINT TO A |  end of the reporting period, credit
SECTORS THIS YEAR. HOW DID AIM V.I.                FED-ORCHESTRATED "SOFT LANDING," |  sectors began to pick up steam. With less-
DIVERSIFIED INCOME FUND PERFORM IN THIS        IT COULD PROVIDE AN IDEAL BACKGROUND |  risky government securities offering a
ENVIRONMENT?                                     FOR A RECOVERY IN THE BOND MARKET. |  better return at the beginning of the
Interest-rate hikes, wild stock-market     _________________________________________|  year, corporate bonds were a tough sell.
swings and little demand for fixed-income                                              But a shot in the arm came after several
securities weighed heavily on credit                                                   economic reports suggested that the
markets. AIM V.I. Diversified Income Fund                                              economy was heading for a "soft landing"
was not immune to this trend. For the six  quarters of this year. The Fed hiked        and that additional interest-rate
months ended June 30, 2000, the fund       interest rates twice in the first quarter   increases may not be needed. In June, the
posted a return of -0.99%. While the       for a total increase of 50 basis points     corporate sector recorded one of the best
earlier part of the year proved difficult  (a basis point is one one-hundredth of a    bond returns of any fixed-income sector,
for bonds with credit exposure, the fund's percentage point) and raised rates another  up slightly more than 2% for the month.
six-month return belies an upturn in the   50 basis points again in May. The May
corporate market in June. The fund's       increase was the sixth since last summer    HOW DID CORPORATE BONDS FARE IN THIS
return for the month of June was 2.15%.    and the largest in more than five years.    DIFFICULT MARKET?
                                           Market observers, however, blew a           Like their investment-grade corporate
WHAT CONDITIONS INFLUENCED FIXED-INCOME    collective sigh of relief when the Fed,     brethren, high-yield corporate bonds have
MARKETS FOR THE FIRST HALF OF 2000?        believing that the economy had started to   had a tough new year, but both sectors
In an effort to slow a rapidly growing     slow, decided not to raise interest rates   appear to be turning around. Until nearly
economy--the United States had an          again in June.                              June, corporate bond markets suffered from
annualized growth rate above 7% for the                                                what could be considered a difficult
fourth quarter of 1999 and above 5% for    WHAT WERE THE MAJOR TRENDS IN THE DOMESTIC  technical situation--poor liquidity and
the first quarter of 2000--the Federal     INVESTMENT-GRADE BOND MARKET?               more cash outflows than inflows. In fact,
Reserve Board (the Fed) raised interest    In a reversal of fortune from last year,    cash outflows from high-yield mutual funds
rates three times in the first two         U.S. Treasury issues outperformed most      for the first five months of the year were
                                           other bond sectors on a total-return basis  higher than all cash inflows into high-
FUND PERFORMANCE                           for the first quarter of the year and for   yield funds for all of 1999. Fortunately,
                                           the six-month reporting period. Beyond      a reversal of this trend began in June,
AVERAGE ANNUAL TOTAL RETURNS               investor flight from a volatile stock       as cash inflows averaged $145 million per
                                           market, the government bond market was      week.
As of 6/30/00                              buoyed by a unique situation. In January,      When a market experiences more sellers
                                           the Treasury announced its intention to     than buyers, prices on securities
------------------------------------------ buy back $30 billion in Treasury            generally go down. In the corporate
Inception (5/5/93)                   5.36% securities and perhaps to cease issuing     market, for instance, to get new issues
------------------------------------------ 30-year Treasury bonds in the not-too-      into the market, they must be priced
5 years                              5.36  distant future. This (among other factors)  attractively. This effectively reprices
------------------------------------------ literally turned the Treasury market        the rest of the market, sending existing
1 year                              (0.90) upside down, or in bond parlance, inverted  bond prices down and pushing their yields
------------------------------------------ the Treasury yield curve. The yield         up.
                                           curve--a graph of Treasury security yields     And yields on corporate bonds were at
Past performance cannot guarantee          from three months to 30 years--under        some of their highest levels in years. In
comparable future results. MARKET          normal conditions slopes upward, with       fact, high-yield bonds were yielding over
VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT- short-term yields lower than longer-term    13% in May. One has to go back to the
TERM PERFORMANCE. RESULTS OF AN INVESTMENT yields. With an inverted curve, however,    1990-91 period to find higher yields.
MADE TODAY MAY DIFFER SUBSTANTIALLY FROM   short-term Treasuries actually yield more   Spreads (the difference between yields on
THE HISTORICAL PERFORMANCE SHOWN.          than longer-term ones.

                                                 AIM V.I. Diversified Income Fund                                               69

SEMIANNUAL REPORT/MANAGERS' OVERVIEW



PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

TOP 5 BOND HOLDINGS                                                HOLDINGS BY TYPE
                                                   % NET
                                  COUPON  MATURITY ASSETS
---------------------------------------------------------          Other 4.06%-------------------------
1.  U.S. Treasury Note             7.25%    8/04    5.09%
---------------------------------------------------------          Foreign bonds 11.38%----------------  [PIE GRAPH]
2.  Niagara Mohawk Holdings, Inc.  8.50     7/10    1.67
---------------------------------------------------------          High-yield bonds 22.57%-------------
3.  Time Warner Inc.               9.13     1/13    1.66
---------------------------------------------------------
4.  News America Holdings, Inc.    9.25     2/13    1.17                                                   Investment-grade
---------------------------------------------------------                                                  bonds 61.99%
5.  Lenfest Communications, Inc.   8.38     11/05   1.11
---------------------------------------------------------

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.


high-yield bonds and comparable maturity   of the high-yield sector initially          Also, a string of recent statistical
Treasuries) were also wide at well over    diminished fund performance, we view this   releases suggest that the pace of economic
600 basis points. That's probably not due  segment of the market as undervalued, and   activity is indeed slowing. If subsequent
to credit-quality concerns so much as to   we used it as a buying opportunity.         economic data continues to point to a Fed-
comparatively rich prices in the Treasury     At the beginning of the year, our non-   orchestrated "soft landing," it could
market and rather low demand for corporate dollar exposure hurt the fund's             provide an ideal background for a recovery
bonds. But as investors have returned to   performance as the euro continued to        in the bond market.
the corporate market, those spreads have   weaken against the dollar. Later, we
narrowed a bit.                            reallocated a portion of fund assets out    ---------------------------------------------
                                           of foreign bonds and into U.S. dollar
HOW DID FOREIGN BONDS FARE?                bonds. We feel that has improved our yield  The performance figures shown here, which
Most unhedged foreign bonds returned       and reduced our exposure to the euro.       represent AIM V.I. Diversified Income
losses for the reporting period, as the                                                Fund, are not intended to reflect actual
U.S. dollar was stronger than nearly every WHAT IS YOUR OUTLOOK FOR THE                annuity values, and they do not reflect
foreign currency. As U.S. bond yields rose BOND MARKET?                                charges at the separate-account level
relative to most foreign bond yields, we   For the fixed-income investor, June         which (if applied) would lower them.
favored U.S. bonds over foreign bonds.     provided a reversal of sorts. Attractive    AIM V.I. Diversified Income Fund's
                                           yields enticed investors back to credit     performance figures are historical, and
HOW DID YOU MANAGE THE FUND?               sectors, while many new investment-grade    they reflect the reinvestment of
As corporate bonds lagged government bonds corporate deals are on the horizon.         distributions and changes in net asset
for much of the reporting period, our         Both domestic and foreign bond           value. The fund's investment return and
heavy weighting in corporate issues        investors will undoubtedly keep a watchful  principal value will fluctuate, so an
negatively affected the fund. And within   eye on the U.S. economy, hopeful that the   investor's shares, when redeemed, may be
the corporate-bond spectrum, we moved the  Fed indeed has slowed U.S. growth enough    worth more or less than their original
fund to its maximum weighting in the high- not to raise interest rates again in        cost.
yield sector. While the underperformance   August.
                                                                                       This fund invests in higher-yielding,
                                                                                       lower-rated corporate bonds, commonly
                                                                                       known as junk bonds. These bonds have a
                                                                                       greater risk of price fluctuation and loss
                                                                                       of principal than do U.S. government
                                                                                       securities (such as U.S. Treasury bills,
                                                                                       notes and bonds) for which the government
                                                                                       guarantees the repayment of principal and
                                                                                       interest if held to maturity.

                                                                                       Government securities (such as U.S.
                                                                                       Treasury bills, notes and bonds) offer a
                                                                                       high degree of safety, and they guarantee
                                                                                       the timely payment of principal and
                                                                                       interest if held to maturity. Fund shares
                                                                                       are not insured, and their value will vary
                                                                                       with market conditions.

                                                                                       An investment cannot be made in an index.
                                                                                       Unless otherwise indicated, index results
                                                                                       include reinvested dividends.

70                                               AIM V.I. Diversified Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                       PRINCIPAL    MARKET
                                                         AMOUNT      VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES - 73.59%

AIR FREIGHT - 0.70%

Atlas Air, Inc., Sr. Unsec. Notes, 10.75%, 08/01/05    $  620,000 $   638,600
-----------------------------------------------------------------------------

AIRLINES - 3.26%

Air 2 US - Series C, Equipment Trust Ctfs., 10.13%,
 10/01/20 (Acquired 10/28/99; Cost $550,000)(a)           550,000     571,736
-----------------------------------------------------------------------------
Airplanes Pass Through Trust-Series D,
 Gtd. Sub. Bonds, 10.88%, 03/15/19                        296,310     240,904
-----------------------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
 9.00%, 05/15/16                                          625,000     601,937
-----------------------------------------------------------------------------
 10.38%, 12/15/22                                         600,000     643,056
-----------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC
 (United Kingdom), Sr. Unsec. Yankee Sub. Notes,
 11.88%, 05/15/09                                         460,000     453,100
-----------------------------------------------------------------------------
United Air Lines, Inc. - Series 95A2, Pass Through
 Ctfs., 9.56%, 10/19/18                                   425,000     469,021
-----------------------------------------------------------------------------
                                                                    2,979,754
-----------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.67%

Advance Stores Co., Inc. - Series B, Sr. Unsec. Gtd.
 Sub. Notes, 10.25%, 04/15/08                             335,000     273,025
-----------------------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%, 04/15/05                  380,000     342,000
-----------------------------------------------------------------------------
                                                                      615,025
-----------------------------------------------------------------------------

AUTOMOBILES - 1.34%

DaimlerChrysler N.A. Holding Corp.,
 Gtd. Notes, 8.00%, 06/15/10                              350,000     356,195
-----------------------------------------------------------------------------
 Notes, 7.40%, 01/20/05                                   870,000     866,259
-----------------------------------------------------------------------------
                                                                    1,222,454
-----------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 2.20%

BB&T Corp., Putable Sub. Notes, 6.38%, 06/30/05           145,000     135,669
-----------------------------------------------------------------------------
Crestar Financial Corp., Sub. Notes, 8.75%, 11/15/04       90,000      93,362
-----------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Yankee Sub. Notes,
 7.65%, 05/01/25                                          245,000     244,243
-----------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
 7.75%, 09/15/24                                          500,000     502,420
-----------------------------------------------------------------------------
Republic New York Corp.,
 Sub. Deb., 9.50%, 04/15/14                               350,000     387,418
-----------------------------------------------------------------------------
 Sub. Notes, 9.70%, 02/01/09                              440,000     481,496
-----------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
 6.50%, 03/15/08                                          190,000     166,368
-----------------------------------------------------------------------------
                                                                    2,010,976
-----------------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.56%

First Union Corp., Putable Sub. Deb.,
 6.55%, 10/15/35                                          100,000      94,361
-----------------------------------------------------------------------------
 7.50%, 04/15/35                                          800,000     789,064
-----------------------------------------------------------------------------
NCNB Corp., Sub. Notes, 9.38%, 09/15/09                   500,000     545,790
-----------------------------------------------------------------------------
                                                                    1,429,215
-----------------------------------------------------------------------------


                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
BANKS (REGIONAL) - 1.89%

Banponce Trust I - Series A, Gtd. Notes,
 8.33%, 02/01/27                                        $  440,000 $   390,245
------------------------------------------------------------------------------
Mercantile Bancorp., Inc., Unsec. Sub. Notes,
 7.30%, 06/15/07                                           500,000     482,810
------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Sub. Deb.,
 8.25%, 11/01/24                                           435,000     448,328
------------------------------------------------------------------------------
Riggs Capital Trust II - Series C, Gtd. Sec. Bonds,
 8.88%, 03/15/27                                           500,000     410,745
------------------------------------------------------------------------------
                                                                     1,732,128
------------------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 0.68%

J Seagram & Sons, Gtd. Deb., 9.65%, 08/15/18               550,000     624,926
------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 7.60%

AT&T Corp. - Liberty Media Group,
 Bonds, 7.88%, 07/15/09                                    190,000     183,354
------------------------------------------------------------------------------
 Sr. Unsec. Deb., 8.25%, 02/01/30                          525,000     484,969
------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United Kingdom),
 Sr. Unsec. Gtd. Yankee Notes,
 8.20%, 07/15/09                                           795,000     749,979
------------------------------------------------------------------------------
Comcast Cable Communications, Sr. Unsec. Notes, 8.50%,
 05/01/27                                                  500,000     524,180
------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
 (Acquired 02/16/00; Cost $496,265)(a)                     500,000     497,555
------------------------------------------------------------------------------
CSC Holdings Inc.,
 Sr. Unsec. Deb., 7.83%, 02/15/18                          500,000     461,470
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.88%, 12/15/07                       1,050,000   1,018,006
------------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc. Notes,
 10.25%, 11/01/07(b)                                       840,000     525,000
------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc. Notes,
 11.88%, 10/15/07(b)                                     1,000,000     542,500
------------------------------------------------------------------------------
Lenfest Communications, Inc.,
 Sr. Unsec. Notes, 8.38%, 11/01/05                       1,000,000   1,018,470
------------------------------------------------------------------------------
 Sr. Unsec. Sub. Notes, 8.25%, 02/15/08                    950,000     941,136
------------------------------------------------------------------------------
                                                                     6,946,619
------------------------------------------------------------------------------

BUILDING MATERIALS - 0.36%

Blount Inc., Sr. Unsec. Gtd. Sub. Notes,
 13.00%, 08/01/09                                          100,000     102,500
------------------------------------------------------------------------------
Dayton Superior Corp., Sr. Sub. Notes,
 13.00%, 06/15/09 (Acquired 06/09/00; Cost
 $224,107)(a)(c)                                           230,000     228,275
------------------------------------------------------------------------------
                                                                       330,775
------------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.49%

Lattice Semiconductor Corp., Conv. Notes, 4.75%,
 11/01/06 (Acquired 12/03/99; Cost $345,000)(a)            250,000     452,188
------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND                      71

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
COMPUTERS (NETWORKING) - 0.41%

Exodus Communications, Inc., Sr. Unsec. Notes, 11.25%,
 07/01/08                                               $  375,000 $   373,125
------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.34%

Equinix Inc., Sr. Notes, 13.00%, 12/01/07(c)(d)            300,000     309,750
------------------------------------------------------------------------------

CONSUMER FINANCE - 2.21%

Capital One Financial Corp., Unsec. Notes,
 7.25%, 05/01/06                                           530,000     488,904
------------------------------------------------------------------------------
Countrywide Home Loans, Inc. - Series H, Unsec. Gtd.
 Medium Term Sub Notes, 6.25%, 04/15/09                    250,000     218,393
------------------------------------------------------------------------------
General Motors Acceptance Corp., Notes,
 5.75%, 11/10/03                                           400,000     381,776
------------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
 8.00%, 05/09/05                                           285,000     287,180
------------------------------------------------------------------------------
MBNA Capital I - Series A, Gtd. Bonds,
 8.28%, 12/01/26                                           770,000     645,460
------------------------------------------------------------------------------
                                                                     2,021,713
------------------------------------------------------------------------------

ELECTRIC COMPANIES - 4.52%

Cleveland Electric Illuminating Co. (The) - Series D,
 Sr. Sec. Notes, 7.88%, 11/01/17                           500,000     478,802
------------------------------------------------------------------------------
El Paso Electric Co.,
 Series D, Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                          500,000     520,550
------------------------------------------------------------------------------
 Series E, Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                          150,000     158,178
------------------------------------------------------------------------------
Niagara Mohawk Holdings Inc. - Series H, Sr. Unsec.
 Disc. Notes, 8.50%, 07/01/10(b)                         2,000,000   1,529,860
------------------------------------------------------------------------------
Public Service Company of New Mexico - Series A, Sr.
 Unsec. Notes, 7.10%, 08/01/05                             140,000     136,081
------------------------------------------------------------------------------
Southern Energy, Inc., Sr. Notes, 7.90%, 07/15/09
 (Acquired 12/03/99; Cost $980,670)(a)                   1,000,000     925,220
------------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
 6.25%, 01/15/09                                           450,000     386,258
------------------------------------------------------------------------------
                                                                     4,134,949
------------------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 1.01%

Cherokee International LCC - Series B, Sr. Unsec. Sub.
 Notes, 10.50%, 05/01/09                                   500,000     432,500
------------------------------------------------------------------------------
Israel Electric Corp. Ltd. (Israel)
 Yankee Deb., 7.75%, 12/15/27 (Acquired 06/09/00; Cost
  $175,596)(a)                                             200,000     175,212
------------------------------------------------------------------------------
 Sr. Sec. Medium Term Yankee Notes, 7.75%, 03/01/09
  (Acquired 04/13/00;
  Cost $320,720)(a)                                        330,000     318,780
------------------------------------------------------------------------------
                                                                       926,492
------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.38%

Morrison Knudsen Corp., Sr. Notes, 11.00%, 07/01/10
 (Acquired 06/28/00; Cost $347,417)(a)                     350,000     349,125
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
ENTERTAINMENT - 2.58%

Callahan Nordrhein Westfalen (Denmark), Sr. Yankee
 Notes, 14.00%, 07/15/10 (Acquired 06/29/00; Cost
 $180,000)(a)                                            $  180,000 $   180,225
-------------------------------------------------------------------------------
Time Warner Inc., Deb.,
 9.13%, 01/15/13                                          1,400,000   1,521,772
-------------------------------------------------------------------------------
 9.15%, 02/01/23                                            600,000     658,488
-------------------------------------------------------------------------------
                                                                      2,360,485
-------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 3.84%

Associates Corp. of North America, Sr. Deb.,
 6.95%, 11/01/18                                            150,000     132,657
-------------------------------------------------------------------------------
Beaver Valley Funding Corp., Sec. Lease Obligations
 Deb., 9.00%, 06/01/17                                      250,000     247,278
-------------------------------------------------------------------------------
Citicorp Lease - Class A2, Series 1999-1, Pass Through
 Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00; Cost
 $296,301)(a)                                               300,000     299,124
-------------------------------------------------------------------------------
General Electric Capital Corp. - Series A, Medium Term
 Notes, 7.38%, 01/19/10                                     900,000     908,046
-------------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Notes,
 7.38%, 11/01/09                                            200,000     188,288
-------------------------------------------------------------------------------
 8.00%, 06/15/05                                            350,000     349,241
-------------------------------------------------------------------------------
Hutchison Delta Finance Ltd. - Series REGS
 (Cayman Islands), Conv. Unsec. Euro Notes, 7.00%,
 11/08/02                                                   500,000     587,500
-------------------------------------------------------------------------------
Source One Mortgage Services Corp., Deb.,
 9.00%, 06/01/12                                            180,000     191,250
-------------------------------------------------------------------------------
Sumitomo Bank International Finance N.V. (Japan), Gtd.
 Sub. Yankee Notes, 8.50%, 06/15/09                         600,000     607,902
-------------------------------------------------------------------------------
                                                                      3,511,286
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.89%

Hollywood Casino Corp., Sr. Sec. Gtd. Sub. Notes,
 11.25%, 05/01/07                                           125,000     128,438
-------------------------------------------------------------------------------
Venetian Casino Resort LLC, Sec. Gtd. Mortgage Notes,
 12.25%, 11/15/04                                           675,000     685,125
-------------------------------------------------------------------------------
                                                                        813,563
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.56%

Warner Chilcott, Inc., Sr. Unsec. Gtd. Notes,
 12.63%, 02/15/08(d)                                        500,000     512,500
-------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.11%

Triad Hospitals, Inc. - Series B, Sr. Unsec. Gtd. Sub.
 Notes, 11.00%, 05/15/09                                     95,000      97,850
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.41%

Procter & Gamble Co. (The), Putable Deb.,
 8.00%, 09/01/24                                            350,000     370,458
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.99%

American General Finance Corp., Sr. Notes,
 8.45%, 10/15/09                                            300,000     308,496
-------------------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05          75,000      70,875
-------------------------------------------------------------------------------
John Hancock Global Funding II, Sec. Medium Term Notes,
 7.90%, 07/02/10 (Acquired 06/23/00; Cost $349,164)(a)      350,000     352,415
-------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23                     200,000     170,214
-------------------------------------------------------------------------------
                                                                        902,000
-------------------------------------------------------------------------------

72                      AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
INSURANCE (MULTI-LINE) - 0.39%

AIG SunAmerica Global Financing II, Sr. Sec. Notes,
 7.60%, 06/15/05 (Acquired 06/08/00; Cost $350,000)(a)  $  350,000 $   352,524
------------------------------------------------------------------------------

INSURANCE (PROPERTY & CASUALTY) - 0.49%

GE Global Insurance Holdings Corp., Notes,
 7.75%, 06/15/30                                           450,000     446,261
------------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.56%

Lehman Brothers Holdings Inc.,
 Notes, 8.50%, 08/01/15                                    660,000     650,694
------------------------------------------------------------------------------
 Sr. Sub. Notes, 7.38%, 01/15/07                           470,000     446,143
------------------------------------------------------------------------------
 Series E, Medium Term Notes, 9.09%, 02/10/28(e)         1,300,000     101,543
------------------------------------------------------------------------------
 Putable Sr. Notes, 8.80%, 03/01/15                        230,000     232,443
------------------------------------------------------------------------------
                                                                     1,430,823
------------------------------------------------------------------------------

IRON & STEEL - 0.18%

Acme Metals Inc., Sr. Unsec. Gtd. Notes,
 10.88%, 12/15/07(f)                                       633,000      98,115
------------------------------------------------------------------------------
GS Technologies Operating Co., Inc., Sr. Gtd. Notes,
 12.00%, 09/01/04                                          275,000      70,125
------------------------------------------------------------------------------
                                                                       168,240
------------------------------------------------------------------------------

LODGING - HOTELS - 0.53%

John Q. Hammons Hotels, Inc., Sec. First Mortgage
 Notes, 9.75%, 10/01/05                                    550,000     484,000
------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.05%

Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 04/15/07(f)                                       340,000      49,300
------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.61%

MMI Products, Inc. - Series B, Sr. Unsec. Sub. Notes,
 11.25%, 04/15/07                                          380,000     374,300
------------------------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes, 12.75%, 06/15/10
 (Acquired 06/15/00; Cost $182,466)(a)                     185,000     185,463
------------------------------------------------------------------------------
                                                                       559,763
------------------------------------------------------------------------------

METALS MINING - 0.87%

Centaur Mining and Exploration Ltd. (Australia), Sr.
 Gtd. Yankee Notes, 11.00%, 12/01/07                       550,000     442,750
------------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb., 7.05%,
 11/01/05                                                  370,000     351,530
------------------------------------------------------------------------------
                                                                       794,280
------------------------------------------------------------------------------

NATURAL GAS - 2.46%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18              600,000     527,622
------------------------------------------------------------------------------
Enron Corp. - Series A, Medium Term Notes,
 8.38%, 05/23/05                                           280,000     287,552
------------------------------------------------------------------------------
KN Capital Trust III, Gtd. Sub. Bonds,
 7.63%, 04/15/28                                           375,000     322,571
------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb.,
 8.50%, 12/15/12                                           500,000     522,405
------------------------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%, 07/15/11                  600,000     588,216
------------------------------------------------------------------------------
                                                                     2,248,366
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
OIL & GAS (DRILLING & EQUIPMENT) - 0.63%

NRG Energy, Inc., Sr. Unsec. Notes, 7.50%, 06/01/09      $  500,000 $   471,080
-------------------------------------------------------------------------------
Pride International, Inc., Sr. Unsec. Notes,
 10.00%, 06/01/09                                           100,000     102,500
-------------------------------------------------------------------------------
                                                                        573,580
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.91%

ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06                  400,000     398,976
-------------------------------------------------------------------------------
Queen Sand Resources, Inc., Sr. Unsec. Gtd. Sub. Notes,
 12.50%, 07/01/08                                           240,000     117,600
-------------------------------------------------------------------------------
Den Norske Stats Oljeselskap (Norway), Yankee Deb.,
 7.38%, 05/01/16 (Acquired 06/01/00; Cost $281,547)(a)      300,000     283,890
-------------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Yankee Deb.,
 7.13%, 06/01/07                                            500,000     477,645
-------------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec. Deb., 7.50%,
 10/15/26                                                   500,000     469,935
-------------------------------------------------------------------------------
                                                                      1,748,046
-------------------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.79%

Texas Petrochemical Corp., Sr. Unsec. Sub. Notes,
 11.13%, 07/01/06                                           330,000     282,150
-------------------------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%, 01/01/27                   450,000     435,695
-------------------------------------------------------------------------------
                                                                        717,845
-------------------------------------------------------------------------------

OIL (DOMESTIC INTEGRATED) - 1.30%

Amerada Hess Corp., Bonds, 7.88%, 10/01/29                  480,000     469,315
-------------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Deb.,
 9.25%, 08/01/19                                            660,000     720,020
-------------------------------------------------------------------------------
                                                                      1,189,335
-------------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.61%

YPF Sociedad Anonima (Argentina), Yankee Bonds, 9.13%,
 02/24/09                                                   550,000     559,378
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.68%

Domtar, Inc. (Canada), Unsec. Yankee Deb.,
 9.50%, 08/01/16                                            600,000     626,250
-------------------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.28%

Polaroid Corp., Sr. Unsec. Notes, 11.50%, 02/15/06          240,000     251,700
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.16%

AES Corp. (The), Sr. Notes, 8.00%, 12/31/08                 165,000     142,725
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 2.57%

News America Holdings, Inc.,
 Putable Notes, 8.45%, 08/01/34                             700,000     712,131
-------------------------------------------------------------------------------
 Sr. Gtd. Deb., 9.25%, 02/01/13                           1,000,000   1,070,700
-------------------------------------------------------------------------------
 Sr. Unsec. Gtd. Putable Bonds, 7.43%, 10/01/26             500,000     480,770
-------------------------------------------------------------------------------
Tribune Co., Unsec. PHONES, 2.00%, 05/15/29                     700      82,425
-------------------------------------------------------------------------------
                                                                      2,346,026
-------------------------------------------------------------------------------

RAILROADS - 1.06%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%, 05/01/27       1,000,000     971,810
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND                      73

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
REAL ESTATE INVESTMENT TRUSTS - 0.75%

ERP Operating L.P., Unsec. Notes, 7.13%, 10/15/17        $  400,000 $   331,312
-------------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Deb.,
 7.35%, 12/01/17                                            400,000     350,316
-------------------------------------------------------------------------------
                                                                        681,628
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.01%

Amazon.com, Inc., Conv. Deb., 4.75%, 02/01/09 (Acquired
 01/29/99; Cost $501,875)(a)                                500,000     316,875
-------------------------------------------------------------------------------
CSK Auto Inc. - Series A, Sr. Gtd. Sub. Deb,
 11.00%, 11/01/06                                           260,000     240,500
-------------------------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub. Notes,
 10.25%, 06/01/08                                           330,000     206,250
-------------------------------------------------------------------------------
Rent-A-Center, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 08/15/08                                           160,000     156,000
-------------------------------------------------------------------------------
                                                                        919,625
-------------------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.51%

Big 5 Corp. - Series B, Sr. Unsec. Notes,
 10.88%, 11/15/07                                           500,000     465,000
-------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 2.08%

Dime Capital Trust I - Series A, Gtd. Bonds,
 9.33%, 05/06/27                                            400,000     365,820
-------------------------------------------------------------------------------
Sovereign Bancorp, Inc., Medium Term Sub. Notes, 8.00%,
 03/15/03                                                   800,000     758,800
-------------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Notes,
 7.13%, 02/15/04                                            245,000     236,236
-------------------------------------------------------------------------------
Washington Mutual Cap I,
 Sec. Gtd. Bonds, 8.38%, 06/01/27                           190,000     170,396
-------------------------------------------------------------------------------
 Sub. Notes, 8.25%, 04/01/10                                375,000     372,735
-------------------------------------------------------------------------------
                                                                      1,903,987
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.32%

MDC Corp. Inc. (Canada), Sr. Unsec. Sub. Yankee Notes,
 10.50%, 12/01/06                                           300,000     289,500
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.34%

Avis Group Holdings, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 05/01/09                                           300,000     314,250
-------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.39%

MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.38%, 01/15/08                                           380,000     361,000
-------------------------------------------------------------------------------

SOVEREIGN DEBT - 1.59%

Newfoundland (Province of) (Canada), Unsec. Yankee
 Deb., 9.00%, 06/01/19                                      600,000     676,662
-------------------------------------------------------------------------------
Quebec (Province of) - Series A (Canada), Medium Term
 Putable Yankee Notes, 6.29%, 03/06/26(g)                   800,000     780,728
-------------------------------------------------------------------------------
                                                                      1,457,390
-------------------------------------------------------------------------------

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
TELECOMMUNICATIONS - 0.46%

Williams Communications Group, Inc., Sr. Unsec. Notes,
 10.70%, 10/01/07                                       $  425,000 $   422,875
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.17%

Crown Castle International Corp., Sr. Notes,
 10.75%, 08/01/11                                          150,000     153,000
------------------------------------------------------------------------------
TELECOMMUNICATIONS (LONG DISTANCE) - 4.88%

360networks Inc. (Canada), Sr. Unsec. Yankee Notes,
 Sr. Unsec. Yankee Notes, 12.00%, 08/01/09                 300,000     286,500
------------------------------------------------------------------------------
 Sr. Yankee Notes, 12.50%, 12/15/05                        210,000     216,300
------------------------------------------------------------------------------
Call-Net Enterprises, Inc. (Canada), Sr. Unsec. Disc.
 Yankee Notes, 8.94%, 08/15/08(b)                          290,000     114,309
------------------------------------------------------------------------------
Destia Communications, Inc., Sr. Unsec. Notes, 13.50%,
 07/15/07                                                  750,000     671,250
------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Unsec.
 Yankee Notes, 11.50%, 12/15/07                            350,000     274,750
------------------------------------------------------------------------------
Primus Telecommunications Group, Inc., Sr. Unsec.
 Notes,
 11.25%, 01/15/09                                          750,000     588,750
------------------------------------------------------------------------------
 12.75%, 10/15/09                                          400,000     322,000
------------------------------------------------------------------------------
RSL Communications PLC (United Kingdom), Sr. Unsec.
 Gtd. Yankee Notes, 12.88%, 03/01/10 (Acquired
 03/23/00; Cost $485,000)(a)                               500,000     372,500
------------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19                320,000     363,667
------------------------------------------------------------------------------
Tele1 Europe B.V. (Netherlands), Sr. Unsec. Yankee
 Notes, 13.00%, 05/15/09                                   400,000     404,000
------------------------------------------------------------------------------
Versatel Telecom International N.V. (Netherlands), Sr.
 Yankee Notes, 13.25%, 05/15/08                            250,000     256,250
------------------------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%, 05/15/06                     585,000     593,582
------------------------------------------------------------------------------
                                                                     4,463,858
------------------------------------------------------------------------------

TELEPHONE - 2.01%

AT&T Canada Inc. (Canada), Sr. Unsec. Yankee Notes,
 7.65%, 09/15/06                                           330,000     327,167
------------------------------------------------------------------------------
Bell Atlantic Financial Services, Inc. - Series REGS,
 Conv. Bonds, 4.25%, 09/15/05                              500,000     605,274
------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
 (Netherlands), Unsec. Unsub. Yankee Bonds, 8.00%,
 06/15/10                                                  420,000     424,649
------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Unsec.
 Notes, 7.50%, 11/01/08                                    500,000     483,125
------------------------------------------------------------------------------
                                                                     1,840,215
------------------------------------------------------------------------------

TRUCKERS - 0.44%

Travelcenters of America, Inc., Sr. Unsec. Gtd. Sub.
 Notes, 10.25%, 04/01/07                                   400,000     405,000
------------------------------------------------------------------------------

74                      AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
WASTE MANAGEMENT - 2.51%

Allied Waste North America Inc. - Series B, Sr. Unsec.
 Gtd. Sub. Notes, 10.00%, 08/01/09(d)                   $  345,000 $   289,800
------------------------------------------------------------------------------
Browning-Ferris Industries, Inc., Deb.,
 7.40%, 09/15/35                                           300,000     187,500
------------------------------------------------------------------------------
 9.25%, 05/01/21                                           350,000     281,750
------------------------------------------------------------------------------
Waste Management, Inc., Sr. Unsec. Notes,
 7.13%, 10/01/07                                           485,000     443,862
------------------------------------------------------------------------------
 7.13%, 12/15/17                                           175,000     144,674
------------------------------------------------------------------------------
 Unsec. Putable Notes, 7.10%, 08/01/26                   1,000,000     951,720
------------------------------------------------------------------------------
                                                                     2,299,306
------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Bonds & Notes (Cost
   $71,310,809)                                                     67,302,842
------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                        AMOUNT(h)
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES - 10.82%

AUSTRALIA - 0.28%

State Bank New South Wales - Series E (Banks-Major
 Regional), Sr. Unsec. Gtd. Medium Term Notes, 8.63%,
 08/20/01                                          AUD     425,000     259,820
------------------------------------------------------------------------------

CANADA - 5.60%

AT&T Canada Inc. (Telephone), Sr. Unsec. Notes, 7.15%,
 09/23/04                                          CAD     700,000     478,392
------------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Telecommunications-
 (Cellular/Wireless), Deb., 6.55%, 06/02/08        CAD     750,000     497,032
------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas-Exploration &
 Production), Deb., 11.00%, 10/31/00               CAD     450,000     308,782
------------------------------------------------------------------------------
Canadian Pacific Ltd. - Series D (Manufacturing-
 Diversified), Unsec. Medium Term Notes, 5.85%,
 03/30/09 (Acquired 03/24/99; Cost $330,654)(a)    CAD     500,000     313,436
------------------------------------------------------------------------------
Clearnet Communications Inc. (Telecommunications-
 Cellular/Wireless), Sr. Disc. Notes,
 10.40%, 05/15/08(b)                               CAD   1,600,000     657,112
------------------------------------------------------------------------------
 11.75%, 08/13/07(b)                               CAD   1,500,000     704,773
------------------------------------------------------------------------------
Export Development Corp. (Sovereign Debt), Sr. Unsec.
 Unsub. Notes, 6.50%, 12/21/04                     NZD     270,000     120,610
------------------------------------------------------------------------------
Microcell Telecommunications Inc. (Telecommunications-
 Cellular/Wireless), Sr. Disc. Notes, 11.13%,
 10/15/07(b)                                       CAD   1,000,000     447,877
------------------------------------------------------------------------------
Ontario (Province of) (Sovereign Debt), Unsec. Unsub.
 Notes, 6.25%, 12/03/08                            NZD   1,000,000     417,906
------------------------------------------------------------------------------
Rogers Cablesystems (Broadcasting - Television, Radio
 & Cable), Sr. Sec. Second Priority Deb., 9.65%,
 01/15/14                                          CAD     600,000     426,920
------------------------------------------------------------------------------
TransCanada Pipelines - Series Q (Natural Gas), Deb.,
 10.63%, 10/20/09                                  CAD     500,000     416,594
------------------------------------------------------------------------------
Westcoast Energy Inc. - Series V (Natural Gas), Unsec.
 Deb., 6.45%, 12/18/06 (Acquired 12/03/96; Cost
 $369,585)(a)                                      CAD     500,000     335,036
------------------------------------------------------------------------------
                                                                     5,124,470
------------------------------------------------------------------------------

CAYMAN ISLANDS - 0.77%

Sutton Bridge Financial Ltd. (Power Producers-
 Independent), Gtd. Euro Bonds, 8.63%, 06/30/22(d) GBP     450,000     698,927
------------------------------------------------------------------------------

                                                          PRINCIPAL    MARKET
                                                          AMOUNT(h)     VALUE
FRANCE - 0.50%

Vivendi Environment (Waste Management), Conv. Bonds,
 1.50%, 01/01/05                                     EUR     150,000 $   456,287
--------------------------------------------------------------------------------

NETHERLANDS - 1.35%

Grapes Communications N.V. (Telecommunications-
 Cellular/Wireless), Units, 13.50%, 05/15/10 (Acquired
 05/03/00; Cost $544,080)(c)(a)                      EUR     600,000     534,549
--------------------------------------------------------------------------------
Tecnost International N.V. - Series E (Telephone), Gtd.
 Medium Term Notes, 6.13%, 07/30/09                  EUR     270,000     230,992
--------------------------------------------------------------------------------
Tele1 Europe B.V. (Telecommunications-Long Distance),
 Sr. Notes, 11.88%, 12/01/09 (Acquired 12/08/99; Cost
 $511,300)(a)                                        EUR     500,000     469,279
--------------------------------------------------------------------------------
                                                                       1,234,820
--------------------------------------------------------------------------------

NEW ZEALAND - 0.48%

Inter-American Development Bank (Banks-Money Center),
 Unsec. Bonds, 5.75%, 04/15/04                       NZD   1,000,000     439,311
--------------------------------------------------------------------------------

NORWAY - 0.39%

Enitel ASA (Telecommunications), Sr. Notes,
 12.50%, 04/15/10 (Acquired 03/30/00; Cost
 $361,817)(a)(c)                                     EUR     380,000     354,841
--------------------------------------------------------------------------------

UNITED KINGDOM - 1.45%

British Sky Broadcasting Group PLC (Broadcasting-
 Television, Radio & Cable), Sr. Gtd. Unsec. Unsub.
 Notes, 7.75%, 07/09/09                              GBP     270,000     393,778
--------------------------------------------------------------------------------
Energis PLC (Telephone), Sr. Notes, 9.13%, 03/15/10
 (Acquired 02/07/00; Cost $730,986)(a)               GBP     460,000     661,795
--------------------------------------------------------------------------------
Jazztel PLC (Telephone), Sr. Unsec. Notes,
 13.25%, 12/15/09                                    EUR     310,000     267,322
--------------------------------------------------------------------------------
                                                                       1,322,895
--------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
   $11,056,822)                                                        9,891,371
--------------------------------------------------------------------------------
                                                            SHARES
STOCKS & OTHER EQUITY INTERESTS - 2.62%

BANKS (MAJOR REGIONAL) - 0.57%

Societe Generale (France)                                      8,600     516,254
--------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.30%

First Republic Capital Corp. - Series A-Pfd. (Acquired
 05/26/99; Cost $750,000)(a)                                     750     660,375
--------------------------------------------------------------------------------
Westpac Banking Corp., STRYPES Trust - $3.14
 Conv. Pfd.                                                   16,000     528,000
--------------------------------------------------------------------------------
                                                                       1,188,375
--------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.00%

Knology Inc. - Wts., expiring 10/22/07 (Acquired
 03/12/98; Cost $0)(a)(b)                                      1,000       2,500
--------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.00%

Equinix Inc. - Wts., expiring 12/01/07 (Acquired
 05/30/00; Cost $0)(a)(i)                                        300           0
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.00%

Electronic Retailing Systems International, Inc. - Wts.,
 expiring 02/01/04(i)                                            590         590
--------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc. - Wts., expiring 04/15/03(i)             230           0
--------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND                      75

                                                                    MARKET
                                                         SHARES      VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.39%

Clearnet Communications Inc. - Class A - ADR
 (Canada)(j)                                                  891 $    24,739
-----------------------------------------------------------------------------
Loral Space & Communications Ltd.(j)                          351       2,435
-----------------------------------------------------------------------------
WebLink Wireless, Inc.(j)                                  25,125     332,902
-----------------------------------------------------------------------------
                                                                      360,076
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.25%

Tele1 Europe Holding A.B. - ADR (Netherlands)(j)            7,045      84,981
-----------------------------------------------------------------------------
Versatel Telecom International N.V. - ADR
 (Netherlands)(j)                                           3,223     138,997
-----------------------------------------------------------------------------
                                                                      223,978
-----------------------------------------------------------------------------

TELEPHONE - 0.11%

Esat Telecom Group PLC (Ireland) - Wts., expiring
 02/01/07(i)                                                  470     102,225
-----------------------------------------------------------------------------
  Total Stocks & Other Equity Interests (Cost
   $2,252,350)                                                      2,393,998
-----------------------------------------------------------------------------
                                                       PRINCIPAL
                                                         AMOUNT
ASSET-BACKED SECURITIES - 0.72%

REAL ESTATE INVESTMENT TRUSTS - 0.18%

Contimortgage Home Equity Loan Trust, Sub. Series
 1999-2 - Class B, Notes, 8.50%, 04/25/29              $  200,000     164,837
-----------------------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.54%

Fingerhut Master Trust, Sub. Series 1998-2 - Class C,
 Floating Rate Note, 7.08%, 02/15/07                      500,000     490,562
-----------------------------------------------------------------------------
  Total Asset-Backed Securities (Cost $674,081)                       655,399
-----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.00%

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 0.03%

Medium Term Notes,
 8.50%, 03/01/10                                           24,299      24,808
-----------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 0.97%

Pass through ctfs.
 7.50%, 04/01/29 to 10/01/29                              898,200     886,518
-----------------------------------------------------------------------------
Total U.S. Government Agency Securities (Cost
 $922,302)                                                            911,326
-----------------------------------------------------------------------------

U.S. TREASURY NOTES - 8.68%

 6.63%, 05/31/02                                          700,000     703,101
-----------------------------------------------------------------------------
 7.25%, 08/15/04                                        4,500,000   4,653,585
-----------------------------------------------------------------------------
 5.88%, 11/15/04                                        1,000,000     986,010
-----------------------------------------------------------------------------
 6.75%, 05/15/05                                          700,000     716,737
-----------------------------------------------------------------------------
 6.88%, 05/15/06                                          250,000     257,438
-----------------------------------------------------------------------------
 6.50%, 02/15/10                                          600,000     620,628
-----------------------------------------------------------------------------
  Total U.S. Treasury Notes (Cost $7,931,634)                       7,937,499
-----------------------------------------------------------------------------

                                                            MARKET
                                                 SHARES      VALUE
MONEY MARKET FUNDS - 1.68%

STIC Liquid Assets Portfolio(k)                   770,289 $   770,289
---------------------------------------------------------------------
STIC Prime Portfolio(k)                           770,289     770,289
---------------------------------------------------------------------
  Total Money Market Funds (Cost $1,540,578)                1,540,578
---------------------------------------------------------------------
TOTAL INVESTMENTS - 99.11% (Cost $95,688,576)              90,633,013
---------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.89%                         817,991
---------------------------------------------------------------------
NET ASSETS - 100.00%                                      $91,451,004
=====================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
PHONES  - Participation Hybrid Option Notes
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $10,722,781 which represented 11.73% of the Fund's net assets.
(b) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(f) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(g) Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Foreign denominated security. Par value is denominated in currency indicated.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Non-income producing security.
(k) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

76                     AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $95,688,576)           $90,633,013
---------------------------------------------------------------------
Foreign currencies, at value (cost $30,034)                    30,363
---------------------------------------------------------------------
Receivables for:
 Foreign currency contracts closed                                 44
---------------------------------------------------------------------
 Investments sold                                               4,087
---------------------------------------------------------------------
 Fund shares sold                                               9,226
---------------------------------------------------------------------
 Dividends and interest                                     1,910,180
---------------------------------------------------------------------
 Foreign currency contracts outstanding                         2,182
---------------------------------------------------------------------
Investment for deferred compensation plan                      29,723
---------------------------------------------------------------------
Other assets                                                       59
---------------------------------------------------------------------
  Total assets                                             92,618,877
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        945,976
---------------------------------------------------------------------
 Fund shares reacquired                                        34,521
---------------------------------------------------------------------
 Foreign currency contracts outstanding                        21,682
---------------------------------------------------------------------
Deferred compensation plan                                     29,723
---------------------------------------------------------------------
Accrued advisory fees                                          45,044
---------------------------------------------------------------------
Accrued administrative services fees                           60,764
---------------------------------------------------------------------
Accrued trustees' fees                                          1,533
---------------------------------------------------------------------
Accrued operating expenses                                     28,630
---------------------------------------------------------------------
  Total liabilities                                         1,167,873
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $91,451,004
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                9,177,440
=====================================================================
Net asset value, offering and redemption price per share  $      9.96
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                                           3,822,431
-----------------------------------------------------------------------------
Dividends (net of foreign withholding tax $2,817)                    207,164
-----------------------------------------------------------------------------
  Total investment income                                          4,029,595
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        281,926
-----------------------------------------------------------------------------
Administrative services fee                                           76,278
-----------------------------------------------------------------------------
Custodian fees                                                        13,810
-----------------------------------------------------------------------------
Trustees' fees                                                         3,525
-----------------------------------------------------------------------------
Other                                                                 31,153
-----------------------------------------------------------------------------
  Total expenses                                                     406,692
-----------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (233)
-----------------------------------------------------------------------------
  Net expenses                                                       406,459
-----------------------------------------------------------------------------
Net investment income                                              3,623,136
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                            (4,467,997)
-----------------------------------------------------------------------------
 Foreign currencies                                                  (99,726)
-----------------------------------------------------------------------------
 Foreign currency contracts                                          468,500
-----------------------------------------------------------------------------
                                                                  (4,099,223)
-----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                              (298,389)
-----------------------------------------------------------------------------
 Foreign currencies                                                   (1,927)
-----------------------------------------------------------------------------
 Foreign currency contracts                                          (67,328)
-----------------------------------------------------------------------------
                                                                    (367,644)
-----------------------------------------------------------------------------
Net gain (loss) on investment securities, foreign currencies and
 foreign currency contracts                                       (4,466,867)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $ (843,731)
=============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND                      77

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2000          1999
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  3,623,136  $  6,675,286
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and foreign
  currency contracts                                 (4,099,223)   (4,741,644)
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities, foreign
  currencies and foreign currency contracts            (367,644)   (3,460,128)
------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from operations                                     (843,731)   (1,526,486)
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                      --    (6,334,513)
------------------------------------------------------------------------------
Share transactions-net                               (7,213,843)   10,924,224
------------------------------------------------------------------------------
  Net increase (decrease) in net assets              (8,057,574)    3,063,225
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 99,508,578    96,445,353
------------------------------------------------------------------------------
 End of period                                     $ 91,451,004  $ 99,508,578
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $ 98,757,174  $105,971,017
------------------------------------------------------------------------------
 Undistributed net investment income                  8,882,265     5,259,129
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  foreign currency contracts                        (11,108,521)   (7,009,298)
------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities, foreign currencies and
  foreign currency contracts                         (5,079,914)   (4,712,270)
------------------------------------------------------------------------------
                                                   $ 91,451,004  $ 99,503,578
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by

78                     AIM V.I. DIVERSIFIED INCOME FUND
   any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $5,553,324 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
    Outstanding foreign currency contracts at June 30, 2000 were as follows:

                         CONTRACT TO                   UNREALIZED
SETTLEMENT           --------------------             APPRECIATION
   DATE     CURRENCY  DELIVER   RECEIVE     VALUE    (DEPRECIATION)
----------  -------- --------- ---------- ---------- --------------
07/26/00      EUR    1,100,000 $1,036,530 $1,049,994    $(13,464)
08/04/00      CAD    3,500,000  2,360,081  2,368,299      (8,218)
09/29/00      NZD      500,000    236,699    234,517       2,182
-------------------------------------------------------------------
                     5,100,000 $3,633,310 $3,652,810    $(19,500)
===================================================================

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $76,278 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,760 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $233 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $233.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

                       AIM V.I. DIVERSIFIED INCOME FUND                      79

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $39,300,436 and $40,432,754, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $ 1,239,696
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (6,295,259)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
 securities                                                   $(5,055,563)
==========================================================================

Investments have the same cost for tax and financial statement purposes.


NOTE 7 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                JUNE 30, 2000           DECEMBER 31, 1999
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                          750,933  $  7,501,544   2,074,968  $ 22,313,329
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --     626,559     6,334,513
------------------------------------------------------------------------------
Issued in connection with
 acquisitions*                     --            --   1,744,335    18,512,585
------------------------------------------------------------------------------
Reacquired                 (1,465,816)  (14,715,387) (3,372,508)  (36,236,203)
------------------------------------------------------------------------------
                            (714,883)  $ (7,213,843)  1,073,354  $ 10,924,224
==============================================================================

* As of the close of business on October 15, 1999, the Fund acquired all the net assets of GT Global Variable Strategic Income Fund ("Variable Strategic Income Fund") and GT Global Variable Global Government Income Fund ("Variable Global Government Income Fund") pursuant to a plan of reorganization approved by Variable Strategic Income Fund's shareholders and Variable Global Government Income Fund's shareholders on August 25, 1999. The acquistions were accomplished by a tax-free exchange of 1,744,335 shares of the Fund for 1,088,436 shares of Variable Strategic Income Fund and 587,315 shares of Variable Global Government Income Fund outstanding as of the close of business on October 15, 1999. Variable Strategic Income Fund's net assets at that date were $12,226,436, including ($992,073) of unrealized depreciation, and Variable Global Government Income Fund's net assets at that date were $6,286,149, including ($488,448) of unrealized depreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $85,340,921.

80                     AIM V.I. DIVERSIFIED INCOME FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS                                         ELEVEN MONTHS
                           ENDED           YEAR ENDED DECEMBER 31,              ENDED      YEAR ENDED
                          JUNE 30,     -----------------------------------  DECEMBER 31,   JANUARY 31,
                            2000        1999      1998     1997     1996        1995          1995
                         ----------    -------   -------  -------  -------  -------------  -----------
Net asset value,
 beginning of period      $ 10.06      $ 10.94   $ 11.29  $ 10.33  $ 10.00     $  9.12       $ 10.46
--------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.44         0.64      0.75     0.73     0.73        0.69          0.76
--------------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)               (0.54)       (0.85)    (0.35)    0.24     0.28        0.94         (1.42)
--------------------------------------------------------------------------------------------------------
  Total from investment
   operations               (0.10)       (0.21)     0.40     0.97     1.01        1.63         (0.66)
--------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income            --        (0.67)    (0.57)   (0.01)   (0.68)      (0.75)        (0.68)
--------------------------------------------------------------------------------------------------------
 Distributions from net
  realized gains               --           --     (0.18)      --       --          --            --
--------------------------------------------------------------------------------------------------------
  Total distributions          --        (0.67)    (0.75)   (0.01)   (0.68)      (0.75)        (0.68)
--------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  9.96      $ 10.06   $ 10.94  $ 11.29  $ 10.33     $ 10.00       $  9.12
========================================================================================================
Total return(a)             (0.99)%      (1.92)%    3.58%    9.39%   10.19%      18.11%        (6.35)%
========================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $91,451      $99,509   $96,445  $89,319  $63,624     $44,630       $25,271
========================================================================================================
Ratio of expenses to
 average net assets          0.87%(b)     0.83%     0.77%    0.80%    0.86%       0.88%(c)      0.91%(d)
========================================================================================================
Ratio of net investment
 income to average net
 assets                      7.74%(b)     7.20%     6.99%    6.90%    7.09%       7.65%(c)      8.07%(d)
========================================================================================================
Portfolio turnover rate        44%          83%       50%      52%      76%         72%          100%
========================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of 94,190,245.
(c) Annualized.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/ or expense reimbursements was 1.03%.

                        AIM V.I. DIVERSIFIED INCOME FUND                      81

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Diversified Income Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund so that it is non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     8,895,848   132,764    762,967
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........     8,495,698   335,403    960,478
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     8,503,717   269,930  1,017,932
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........     8,550,013   197,710  1,043,856
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........     8,479,124   306,255  1,006,200
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     8,537,993   311,943    941,643
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     8,539,563   353,005    899,011
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................     8,567,188   312,050    912,341
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     8,411,249   282,957  1,097,373
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................     8,335,284   328,754  1,127,541
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants........................     9,073,451   119,584    598,544

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

82                     AIM V.I. DIVERSIFIED INCOME FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. GLOBAL GROWTH AND INCOME FUND

FUND SHIFTS TO EQUITIES IN VOLATILE MARKET

HOW DID AIM V.I. GLOBAL GROWTH             Fed has increased interest rates six times     On the fixed-income side, we focused
AND INCOME FUND PERFORM DURING THE         for a total of 1.75%. At its June 2000      on U.S. government bonds, based on the
SIX-MONTH REPORTING PERIOD?                meeting, the Fed chose to leave rates       strength of U.S. Treasuries, and
The fund weathered a difficult market,     unchanged, but it may raise rates again at  eliminated our holdings in corporate and
reporting a 0.37% return for the period    its August meeting.                         foreign bonds.
ended June 30, 2000. During the same time     Rising interest rates created a
frame, the fund's benchmark indexes, the   difficult environment for bond markets as   WHAT OTHER CHANGES DID YOU MAKE TO
MSCI World Index and the J.P. Morgan       well. U.S. Treasury issues handily          THE PORTFOLIO?
Global Government Bond Index, returned     outpaced corporate issues on a total-       Over the six-month reporting period, we
-2.56% and 0.41%, respectively.            return basis for the six months of the      increased our equity holdings to 82.46% of
                                           reporting period.                           the portfolio, with 60.11% U.S. common
THE UNITED STATES WAS BY FAR YOUR             Beyond investor flight from a volatile   stocks and 18.00% international. We pared
LARGEST COUNTRY ALLOCATION. WHAT           stock market, the government bond market    our fixed-income component substantially
WERE U.S. MARKETS LIKE DURING THE LAST     was buoyed by a unique situation. In        to 4.87%.
SIX MONTHS?                                January, the Treasury announced its            We also reduced our international
After a huge rally at the beginning of     intention to buy back $30 billion in        allocation to focus on leading technology
2000, U.S. equities fell near the end of   Treasury securities and perhaps to cease    and oil-company stocks in Canada, the
March, with technology stocks particularly issuing 30-year Treasury bonds in the not-  Netherlands, Sweden and Finland.
hard-hit. Investors sold off not only      too-distant future. This among other           In terms of industries, we decreased
speculative stocks, but quality companies  factors literally turned the Treasury       our holdings in electrical equipment,
as well. We considered this a major buying market upside down, or in bond parlance,    publishing, beverages and foods.
opportunity for the fund, increasing our   inverted the Treasury yield curve. The      Meanwhile, we increased our investments
U.S. allocation from 38.73% to 69.33% over yield curve--a graph of Treasury security   in health care, oil, communications
the six-month reporting period.            yields from three months to 30 years--      equipment and banks, all areas that showed
   Interest-rate concerns were another     under normal conditions slopes upward,      strong earnings-growth potential.
major reason for stock-market volatility.  with short-term yields lower than longer-
The U.S. Federal Reserve Board (the Fed)   term yields. With an inverted curve,        WHAT WERE YOUR TOP HOLDINGS?
continued to raise interest rates in an    however, short-term Treasuries actually     . Marsh & McLennan is the world's largest
effort to slow the economy and to prevent  yield more than longer-term ones.           insurance-brokerage company.
inflation. In May, the Fed raised the                                                  It also owns Putnam Investments, one of
federal funds rate to 6.50%, its highest   HOW DID YOU MANAGE THE FUND IN THIS         the biggest money managers in the United
level in nine years. Since June 1999, the  MARKET ENVIRONMENT?                         States, and Mercer Consulting Group, a
                                           On the equity side, we maintained our       human resources and management
FUND PERFORMANCE                           focus in blue-chip companies, investing     consulting firm.
                                           in established world leaders. Our           . American Home Products is a major
AVERAGE ANNUAL TOTAL RETURNS               investment discipline holds that we do not  consumer health products and
                                           try to time the market by moving in and     pharmaceutical maker that sells its
As of 6/30/00                              out of stocks that go in and out of favor   products throughout the world. Its
------------------------------------------ for various reasons. Instead, we look at    subsidiary Wyeth-Ayerst Laboratories makes
Inception (2/10/93)                 10.86% companies in terms of their earnings--we    the estrogen-replacement drug Premarin,
------------------------------------------ focus on companies in growth industries or  vaccines, and treatments for
5 Years                             12.17  sectors, and we strive to understand        cardiovascular, musculoskeletal and
------------------------------------------ what's behind the numbers, what factors     neurological conditions. Another
1 Year                               3.48  drive a company's earnings and if those     subsidiary, Whitehall-Robins Healthcare,
------------------------------------------ factors are sustainable. This allows us to  makes over-the-counter medicines like
                                           make buy and sell decisions based on        Advil and Robitussin.
Past performance cannot guarantee          concrete research rather than market
comparable future results. Market          sentiment.
volatility can significantly impact short-
term performance. Results of an investment
today may differ substantially from the
historical performance shown.

                                              AIM V.I. GLOBAL GROWTH AND INCOME FUND                                             83

SEMIANNUAL REPORT/MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

TOP 10 HOLDINGS                            TOP 10 INDUSTRIES                           TOP COUNTRIES
 1. Marsh & McLennan Cos., Inc.      6.02%  1. Health Care (Diversified)       10.84%   1. United States                   69.33%
 2. American Home Products Corp.     5.76   2. Oil (International Integrated)   9.12    2. Bermuda                          5.47
 3. Exxon Mobil Corp.                5.74   3. Communications Equipment         7.62    3. Canada                           4.15
 4. Tyco International Ltd. (Bermuda)5.47   4. Banks (Money Center)             7.22    4. Netherlands                      3.38
 5. Chase Manhattan Corp. (The)      5.31   5. Insurance Brokers                6.02    5. Sweden                           3.08
 6. Pfizer Inc.                      5.08   6. Telephone                        5.84    6. Finland                          1.92
 7. Monsanto Co.-Pfd.                4.35   7. Electronics (Semiconductors)     5.64
 8. Intel Corp.                      4.11   8. Manufacturing (Diversified)      5.47
 9. Time Warner Inc.                 3.62   9. Chemicals (Diversified)          4.35
10. Royal Dutch Petroleum Co.        3.38  10. Entertainment                    3.62
    (Netherlands)

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.


PORTFOLIO ALLOCATION                       Pfizer to add Lipitor, a leading            under control, it could prolong the
                                           cholesterol-lowering drug, to its stable    current record economic expansion.
As of 6/30/00                              of successful medications, which includes   Such an environment could prove
                                           Celebrex (for arthritis), Norvasc (for      favorable for stocks.
       [GRAPH APPEARS HERE]                heart disease) and Zoloft (an                  However, uncertainty over the Fed's
                                           antidepressant).                            actions and other factors could perpetuate
U.S. Common Stocks..............60.11%        Fund holding Tyco continues to show      the volatility that has characterized
International Stocks............18.00%     earnings growth and price appreciation.     markets in recent months. In such an
U.S. Government Notes and Bonds. 4.87%     After the end of the reporting period,      environment, investors would be well
Other...........................17.02%     its stock price jumped on news that the     advised to take a long-term perspective on
                                           Securities and Exchange Commission had      their investment.
 . Exxon Mobil, the world's leading         dropped its inquiry into Tyco's accounting  ------------------------------------------
integrated oil company, is involved in     practices, essentially vindicating the      The performance figures shown, which
oil and gas exploration, production,       company. The diversified corporation has    represent AIM V.I. Global Growth and
supply, transportation and marketing. The  interests in electronics, plastics,         Income Fund, are not intended to reflect
company operates about 45,000 service      valves, pipes and fire and security         actual annuity values, and they do not
stations in 118 countries.                 products.                                   reflect charges at the separate-account
                                                                                       level which (if applied) would lower them.
WHAT OTHER HOLDINGS BENEFITED              WHAT'S YOUR OUTLOOK FOR THE REST            The fund's performance figures are
THE FUND?                                  OF THE YEAR?                                historical, and they reflect the
One of the fund's top holdings,            The near-term outlook for the markets       reinvestment of distributions and changes
pharmaceutical giant Pfizer, recently      could depend to a large extent on the       in net asset value. The fund's investment
merged with Warner-Lambert to become one   Fed's ability to bring the economy to a     return and principal value will fluctuate,
of the world's largest and fastest-growing "soft landing." There are signs that the    so fund shares, when redeemed, may be
drug companies. The acquisition allows     economy could be slowing. Consequently,     worth more or less than their original
                                           the Fed may wind down its tightening        cost.
                                           cycle, although the central bank could         The J.P. Morgan Global Government Bond
                                           approve one or two more rate hikes in the   Index is a market-value-weighted average
                                           months ahead. If the Fed succeeds in        of government bonds from 13 major
                                           slowing economic growth to a more           developed bond markets. It is measured in
                                           sustainable rate and in keeping inflation   U.S. dollars, and it includes the effect
                                                                                       of reinvested coupons.
                                                                                          The unmanaged MSCI World Index is a
                                                                                       group of global securities listed on
                                                                                       major world stock exchanges tracked by
                                                                                       Morgan Stanley Capital International.
                                                                                          An investment cannot be made in an
                                                                                       index. Unless otherwise indicated, index
                                                                                       results include reinvested dividends and
                                                                                       do not reflect sales charges.

84                                              AIM V.I. GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                                 MARKET
                                                       SHARES     VALUE

DOMESTIC STOCKS & OTHER EQUITY INTERESTS - 64.46%

BANKS (MONEY CENTER) - 7.22%

Bank of America Corp.                                   11,500 $   494,500
--------------------------------------------------------------------------
Chase Manhattan Corp. (The)                             30,000   1,381,875
--------------------------------------------------------------------------
                                                                 1,876,375
--------------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 3.30%

Anheuser-Busch Cos., Inc.                               11,500     858,906
--------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 4.35%

Monsanto Co.-$2.60 Conv. Pfd. ACES                      25,000   1,131,250
--------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 3.32%

Dell Computer Corp.(a)                                  17,500     862,969
--------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.96%

Cisco Systems, Inc.(a)                                   8,000     508,500
--------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 3.26%

VERITAS Software Corp.(a)                                7,500     847,617
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.65%

General Electric Co.                                    13,000     689,000
--------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 4.11%

Intel Corp.                                              8,000   1,069,500
--------------------------------------------------------------------------

ENTERTAINMENT - 3.62%

Time Warner Inc.                                        12,396     942,096
--------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 10.84%

American Home Products Corp.                            25,500   1,498,125
--------------------------------------------------------------------------
Pfizer Inc.                                             27,500   1,320,000
--------------------------------------------------------------------------
                                                                 2,818,125
--------------------------------------------------------------------------

INSURANCE BROKERS - 6.02%

Marsh & McLennan Cos., Inc.                             15,000   1,566,562
--------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 5.74%

Exxon Mobil Corp.                                       19,000   1,491,500
--------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.23%

Target Corp.                                            10,000     580,000
--------------------------------------------------------------------------

TELEPHONE - 5.84%

Bell Atlantic Corp.                                     13,000     660,563
--------------------------------------------------------------------------
US WEST, Inc.                                           10,000     857,500
--------------------------------------------------------------------------
                                                                 1,518,063
--------------------------------------------------------------------------
  Total Domestic Stocks & Other Equity Interests (Cost
   $15,676,203)                                                 16,760,463
--------------------------------------------------------------------------


                                                                 MARKET
                                                      SHARES      VALUE


FOREIGN STOCKS & OTHER EQUITY
 INTERESTS - 18.00%

BERMUDA - 5.47%

Tyco International Ltd. (Manufacturing-Diversified)     30,000 $ 1,421,250
--------------------------------------------------------------------------

CANADA - 4.15%

Celestica Inc. (Electronics-Semiconductors)(a)           8,000     397,000
--------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)        10,000     682,500
--------------------------------------------------------------------------
                                                                 1,079,500
--------------------------------------------------------------------------

FINLAND - 1.92%

Nokia Oyj - ADR (Communications Equipment)              10,000     499,375
--------------------------------------------------------------------------

NETHERLANDS - 3.38%

Royal Dutch Petroleum Co.
 (Oil-International Integrated)                         14,160     878,352
--------------------------------------------------------------------------

SWEDEN - 3.08%

Telefonaktiebolaget LM Ericsson A.B. - ADR
 (Communications Equipment)                             40,000     800,000
--------------------------------------------------------------------------
 Total Foreign Stocks & Other Equity Interests
  (Cost $4,034,292)                                              4,678,477
--------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT

U.S. TREASURY SECURITIES - 4.87%

U.S. TREASURY BONDS - 1.65%

 6.50%, 11/15/26                                     $ 410,000     427,921
--------------------------------------------------------------------------

U.S. TREASURY NOTES - 3.22%

 5.63%, 02/28/01                                       395,000     393,136
--------------------------------------------------------------------------
 5.50%, 02/15/08                                       465,000     445,447
--------------------------------------------------------------------------
                                                                   838,583
--------------------------------------------------------------------------

  Total U.S. Treasury Securities
   (Cost $1,275,666)                                             1,266,504
--------------------------------------------------------------------------

                                                      SHARES

MONEY MARKET FUNDS - 12.23%

STIT Government & Agency Portfolio
 (Cost $3,180,221)(b)                                3,180,221   3,180,221
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.56%
 (Cost $24,166,382)                                             25,885,665
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.44%                              115,350
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $26,001,015
==========================================================================

Investment Abbreviations:

ACES  - Adjustable Conversion-Rate Equity Security
ADR   - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

                     AIM V.I. GLOBAL GROWTH AND INCOME FUND                   85

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $24,166,382)           $25,885,665
---------------------------------------------------------------------
Cash                                                           59,195
---------------------------------------------------------------------
Receivables for:
 Fund shares sold                                              38,019
---------------------------------------------------------------------
 Dividends and interest                                        70,718
---------------------------------------------------------------------
Investment for deferred compensation plan                       2,774
---------------------------------------------------------------------
Other assets                                                      168
---------------------------------------------------------------------
  Total assets                                             26,056,539
---------------------------------------------------------------------

LIABILITIES:

Payable for deferred compensation plan                          2,774
---------------------------------------------------------------------
Accrued advisory fees                                          22,011
---------------------------------------------------------------------
Accrued administrative services fees                           21,033
---------------------------------------------------------------------
Accrued trustees' fees                                          1,565
---------------------------------------------------------------------
Accrued operating expenses                                      8,141
---------------------------------------------------------------------
  Total liabilities                                            55,524
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $26,001,015
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                1,914,939
=====================================================================
Net asset value, offering and redemption price per share  $     13.58
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $6,028)              $    269,333
----------------------------------------------------------------------------
Interest                                                             71,981
----------------------------------------------------------------------------
  Total investment income                                           341,314
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       139,201
----------------------------------------------------------------------------
Administrative services fee                                          58,050
----------------------------------------------------------------------------
Custodian fees                                                       21,949
----------------------------------------------------------------------------
Printing                                                             26,628
----------------------------------------------------------------------------
Professional fees                                                    27,725
----------------------------------------------------------------------------
Trustees' fees                                                        3,456
----------------------------------------------------------------------------
Other                                                                 2,141
----------------------------------------------------------------------------
  Total expenses                                                    279,150
----------------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                         (64,026)
----------------------------------------------------------------------------
  Expenses paid indirectly                                             (196)
----------------------------------------------------------------------------
  Net expenses                                                      214,928
----------------------------------------------------------------------------
Net investment income                                               126,386
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                           3,820,649
----------------------------------------------------------------------------
  Foreign currencies                                                (18,969)
----------------------------------------------------------------------------
  Foreign currency contracts                                        (43,257)
----------------------------------------------------------------------------
                                                                  3,758,423
----------------------------------------------------------------------------

Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          (3,813,411)
----------------------------------------------------------------------------
  Foreign currencies                                                  2,075
----------------------------------------------------------------------------
  Foreign currency contracts                                        (19,199)
----------------------------------------------------------------------------
                                                                (3,830,535)
----------------------------------------------------------------------------
Net gain (loss) on investment securities,
 foreign currencies and foreign currency contracts                  (72,112)
----------------------------------------------------------------------------
Net increase in net assets resulting from operations           $     54,274
============================================================================

See Notes to Financial Statements.

86                   AIM V.I. GLOBAL GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2000          1999
                                                    -----------  ------------
OPERATIONS:

 Net investment income                              $   126,386  $  1,014,898
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and foreign currency
  contracts                                           3,758,423     4,241,183
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities, foreign
  currencies and foreign currency contracts          (3,830,535)   (6,193,520)
------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                      54,274      (937,439)
------------------------------------------------------------------------------
 Distributions to shareholders from net investment
  income                                                     --    (1,196,434)
------------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                      --   (11,580,778)
------------------------------------------------------------------------------
 Share transactions - net                            (4,809,385)  (11,109,484)
------------------------------------------------------------------------------
   Net increase (decrease) in net assets             (4,755,111)  (24,824,135)
------------------------------------------------------------------------------

NET ASSETS:

Beginning of period                                  30,756,126    55,580,261
------------------------------------------------------------------------------
End of period                                       $26,001,015  $ 30,756,126
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                      $19,898,416  $ 24,707,801
------------------------------------------------------------------------------
 Undistributed net investment income                     61,757       (64,629)
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies and foreign
  currency contracts                                  4,324,466       566,043
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and foreign currency
  contracts                                           1,716,376     5,546,911
------------------------------------------------------------------------------
                                                    $26,001,015  $ 30,756,126
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Global Growth and Income Fund (the "Fund"), (formerly named the GT Global Variable Growth & Income Fund), is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve long-term growth of capital with current income.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between

                    AIM V.I. GLOBAL GROWTH AND INCOME FUND                   87
   the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between AIM and INVESCO Asset Management Limited ("INVESCO"), AIM pays INVESCO 40% of the amount paid by the Fund to AIM. During the six months ended June 30, 2000, AIM waived fees of $22,011 and reimbursed expenses of $42,015.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $58,050 of which AIM retained $25,138 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,735 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $196 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $196.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $25,383,763 and $32,217,731, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $2,620,672
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (910,463)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,710,209
=========================================================================

Cost of investments for tax purposes is $24,175,456.

88                  AIM V.I. GLOBAL GROWTH AND INCOME FUND

NOTE 7 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                               JUNE 30, 2000          DECEMBER 31, 1999
                           ----------------------  ------------------------
                            SHARES      AMOUNT       SHARES       AMOUNT
                           ---------  -----------  ----------  ------------
Sold                         156,210  $ 2,089,182   5,390,132  $ 89,281,583
----------------------------------------------------------------------------
Issued as reinvestment of
 dividends                        --           --   1,014,762    12,777,212
----------------------------------------------------------------------------
Reacquired                  (515,055)  (6,898,567) (6,715,236) (113,168,279)
----------------------------------------------------------------------------
                           (358,845)  $(4,809,385)   (310,342) $(11,109,484)
============================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                            SIX MONTHS            YEAR ENDED DECEMBER 31,
                          ENDED JUNE 30,  --------------------------------------------
                               2000        1999      1998     1997     1996     1995
                          --------------  -------   -------  -------  -------  -------
Net asset value,
 beginning of period         $ 13.53      $ 21.51   $ 18.60  $ 16.51  $ 14.57  $ 12.99
---------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.06         0.57      0.53     0.41     0.53     0.52
---------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 (0.01)       (1.29)     3.08     2.23     1.81     1.46
---------------------------------------------------------------------------------------
   Total from investment
    operations                  0.05        (0.72)     3.61     2.64     2.34     1.98
---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income              --        (0.61)    (0.44)   (0.51)   (0.35)   (0.40)
---------------------------------------------------------------------------------------
  Distributions from net
   realized gains                 --        (6.65)    (0.26)   (0.04)   (0.05)      --
=======================================================================================
   Total distributions            --        (7.26)    (0.70)   (0.55)   (0.40)   (0.40)
---------------------------------------------------------------------------------------
Net asset value, end of
 period                      $ 13.58      $ 13.53   $ 21.51  $ 18.60  $ 16.51  $ 14.57
=======================================================================================
Total return(a)                 0.37%       (0.13)%   19.60%   16.22%   16.33%   15.49%
=======================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)       $26,001      $30,756   $55,580  $50,356  $36,433  $30,565
=======================================================================================
Ratio of expenses to
 average net assets
 (including interest
 expense):
  With fee waivers
   and/or expense
   reimbursements               1.55%(b)     1.34%     1.26%    1.13%    1.20%    1.23%
---------------------------------------------------------------------------------------
  Without fee waivers
   and/or expense
   reimbursements               2.01%(b)     1.37%     1.26%    1.27%    1.30%    1.44%
=======================================================================================
Ratio of expenses to
 average net assets
 (excluding interest
 expense):
  With fee waivers
   and/or expense
   reimbursements               1.55%(b)     1.33%     1.22%    1.13%    1.20%    1.23%
---------------------------------------------------------------------------------------
  Without fee waivers
   and/or expense
   reimbursements               2.01%(b)     1.36%     1.22%    1.27%    1.30%    1.44%
=======================================================================================
Ratio of net investment
 income to average net
 assets                         0.91%(b)     2.32%     2.53%    2.86%    3.58%    3.87%
---------------------------------------------------------------------------------------
Ratio of interest
 expense to average net
 assets                           --         0.01%     0.04%      --       --       --
=======================================================================================
Portfolio turnover rate           98%          91%       72%      60%      57%      73%
=======================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $27,887,776.

NOTE 9 - SUBSEQUENT EVENT
The Board of Trustees of AIM Variable Insurance Funds unanimously approved on June 13, 2000, an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which the Fund would transfer substantially all of its assets to AIM V.I. Growth and Income Fund. The Reorganization has been structured as a tax-free transaction. The Reorganization will be submitted to shareholders for approval in a Special Meeting on September 1, 2000.

                    AIM V.I. GLOBAL GROWTH AND INCOME FUND                   89

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Global Growth and Income Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     1,890,575    56,263    298,269
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........     1,873,072    57,471    314,564
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     1,911,557    74,761    258,789
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........     1,890,527    75,536    279,044
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........     1,861,442    69,823    313,842
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     1,860,528    83,758    300,821
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     1,830,268   121,847    292,992
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................     1,867,204   101,504    276,399
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     1,849,671    62,562    332,874
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................     1,837,323    87,397    320,387
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     1,976,543    28,143    240,421

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

90                  AIM V.I. GLOBAL GROWTH AND INCOME FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. GLOBAL UTILITIES FUND
FUND STANDS UP TO ROCKY TECH MARKET

HOW DID THE FUND PERFORM?
Since today's utilities are highly         FUND PERFORMANCE                            and while some of them experienced drops
technological, the fund's holdings were                                                in price at the time, they have already
affected by the technology sector's        AVERAGE ANNUAL TOTAL RETURNS                begun to recover their value.
extreme volatility during the six-month
period ended June 30, 2000. While the      As of 6/30/00                               HOW DID THE FUND DEAL WITH THE
turbulence hurt fund performance, the fund                                             UNSETTLED CONDITIONS?
still brought in returns far ahead of its  ------------------------------------------  We broadened our holdings in traditional
peers. Its cumulative total return for the Inception (5/2/94)                  17.77%  electric companies. At the end of
period was 5.00%. This performance far     ------------------------------------------  the period, they accounted for close to a
outstripped the results of comparable      5 years                             20.40   third of the portfolio. Electricity prices
funds in the Lipper Utility Fund Index,    ------------------------------------------  are near all-time highs in some parts of
which produced a total return of 1.64%,    1 year                              31.03   the country, and our electrics performed
and the broad stock market, as represented ------------------------------------------  very well.
by the S&P 500, which produced a return of Past performance cannot guarantee              Most of the stocks in the fund's
-0.43% during the same time frame.         comparable future results.  MARKET          portfolio had earnings growth and solid
                                           VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-  company fundamentals, making them good
WHAT MAJOR TRENDS SHAPED THE MARKET        TERM PERFORMANCE. RESULTS OF AN INVESTMENT  long-term investments, in our view. Many
DURING THE PERIOD?                         MADE TODAY MAY DIFFER SUBSTANTIALLY FROM    of our major holdings are in the
Equity markets reached record highs near   THE HISTORICAL PERFORMANCE SHOWN.           telephone, long-distance
the beginning of 2000 in a rally dominated                                             telecommunications and communications-
by technology, media and telecommunica-                                                equipment industries, which are
tions stocks, commony dubbed TMTs.         their valuations, especially for companies  flourishing with the continuing expansion
This rally lasted until March, when        with big ambitions but no earnings, and a   of wireless communications and the
a sharp sell-off in TMT stocks occurred.   small sell-off snowballed. As in most       Internet.
In mid-April, the tech-heavy Nasdaq        market downturns, sound stocks were            The fund has sought to capitalize on
plunged, and other major markets followed  abandoned along with the shaky ones as      consolidation, which has been a major
suit. The rest of the period was marked by investors fled the whole arena.             theme in the utilities industry in the
intense day-to-day volatility.                Though affected, the fund avoided the    United States and Europe (see sidebar).
   Electric-utility stocks were one of     worst of the damage, as it was not heavily  Fund holding JDS Uniphase completed a $15
the best performers during the first half  involved with the parts of the technology   billion acquisition of E-Tek Dynamics on
of the year. The dismantling of former     sector that bore the brunt of the impact.   June 30. On July 11, after the reporting
regulatory structures continues to reshape The fund's technology holdings had been     period closed, JDS bid $41 billion for
the industry both on the domestic front    selected on the basis of good earnings,
and abroad. Overseas, there is a
continuing trend to privatize utilities    -----------------------------------------------------------------------------------------
that were previously government-run. As    UTILITIES ARE NO LONGER LOCAL              Europe. It is also the world's largest
both trends feed increasing competition,                                              wireless service, with more than 40
emerging technologies are snapped up and   Utilities are expanding across national    million subscribers in 25 countries.
put to work as quickly as possible to      boundaries at an increasing pace. The
create any potential competitive           dollar volume of European merger deals has Acquisitions extend beyond Europe as well.
advantage.                                 quintupled, from $200 billion annually in  The U.K.'s Scottish Power (a fund holding)
                                           the early 1990s to almost $1 trillion in   has acquired PacifiCorp, which provides
WHAT MADE TECHNOLOGY STOCKS SO VOLATILE?   1999. In addition, 40% of all global deals power to two million customers in the
A number of factors combined to shake      announced this year involve an European    United States and Australia. Scottish
investor confidence and contribute to      company as an acquirer.                    Power is a multi-utility providing gas,
market volatility. In the stock market,                                               electricity, water, and telecom services
a serious correction occurred in March     One of the largest cross-border            in Scotland, Wales and southern England,
and April. Technology stocks reached a     acquisitions was Vodafone AirTouch's       and is also one of the United Kingdom's
point at which investors reconsidered      hostile takeover of Germany's Mannesmann.  largest Internet service providers.
                                           This acquisition made Britain's Vodafone
                                           (a fund holding) the largest company in

                                                  AIM V.I. GLOBAL UTILITIES FUND                                                 91

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 6/30/00

TOP 10 EQUITY HOLDINGS                     TOP 10 INDUSTRIES                           TOP 10 COUNTRIES
------------------------------------------ ------------------------------------------  ------------------------------------------
 1. Redback Networks Inc.            3.63%  1. Telephone                       21.55%   1. United States                   63.37%
------------------------------------------ ------------------------------------------  ------------------------------------------
 2. SBC Communications Inc.          3.13   2. Electric Companies              18.16    2. United Kingdom                   4.76
------------------------------------------ ------------------------------------------  ------------------------------------------
 3. Williams Companies Inc. (The)    2.09   3. Communications Equipment        11.19    3. Canada                           3.10
------------------------------------------ ------------------------------------------  ------------------------------------------
 4. Broadwing Inc.                   1.93   4. Telecommunications               8.59    4. Netherlands                      2.70
------------------------------------------     (Long Distance)                         ------------------------------------------
 5. WorldCom, Inc.                   1.71  ------------------------------------------   5. Spain                            2.47
------------------------------------------  5. Natural Gas                      6.83   ------------------------------------------
 6. Qwest Communications             1.65  ------------------------------------------   6. France                           2.32
    International Inc.                      6. Telecommunications               5.20   ------------------------------------------
------------------------------------------     (Cellular/Wireless)                      7. Finland                          2.14
 7. SDL, Inc.                        1.62  ------------------------------------------  ------------------------------------------
------------------------------------------  7. Power Producers (Independent)    2.43    8. Italy                            2.07
 8. Nokia Oyj-ADR                    1.59  ------------------------------------------  ------------------------------------------
------------------------------------------  8. Water Utilities                  2.18    9. Belgium                          1.14
 9. Telefonica S.A. (Spain)          1.51  ------------------------------------------  ------------------------------------------
------------------------------------------  9. Broadcasting (Television,        2.18   10. Japan                            1.12
10. VersaTel Telecom International   1.44      Radio & Cable)                          ------------------------------------------
   N.V. (Netherlands)                      ------------------------------------------
------------------------------------------ 10. Electronics (Semiconductors)     1.96
                                           ------------------------------------------


The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

fiber-optics firm SDL (also a fund         that offers telecom providers voice, data   --------------------------------------------
holding). We believe that this aggressive  and video-transmission services.            The performance figures shown here, which
acquisition strategy will continue to make                                             represent AIM V.I. Global Utilities Fund,
JDS a leader in fiber optics.              WHAT IS YOUR OUTLOOK FOR THE COMING         are not intended to reflect actual
                                           SIX MONTHS?                                 annuity values, and they do not reflect
WHAT HOLDINGS HAVE DONE NOTABLY WELL?      The prospects for the utilities sector are  changes at the separate-account level
FPL Group produces more than 18,000        very positive, both in the short and the    which (if applied) would lower them.
megawatts of electricity, principally      long term. The world's need for electrical  AIM V.I. Global Utilities Fund's
from oil, gas and nuclear power. In        power and natural gas shows no signs of     performance figures are historical, and
addition to distributing electricity to    slackening, and demand for computer and     they reflect the reinvestment of
customers from Maine to California, the    communications equipment and services of    distributions and changes in net asset
company wholesales electric power, oil     all kinds continues to skyrocket. Now       value. The fund's investment return and
and natural gas, and sells fiber-optic     that the market correction in technology-   principal value will fluctuate, so an
capacity to telecommunications, cable      oriented stocks has taken place, we         investor's shares, when redeemed, may be
and Internet providers. Its earnings rose  believe that this continued brisk growth    worth more or less than their original
165% in the second quarter.                is likely to translate into vigorous stock  cost.
   Another of our stalwarts is SBC         performance.
Communications, which started out in local    Markets could be volatile for the near   The fund participates in the initial
telephone service and has expanded into    term because of interest-rate concerns.     public offering (IPO) market, and a
seemingly every aspect of communication    But while Fed rate hikes could put          significant portion of its returns may be
touched by a telephone: long distance,     pressure on more traditional sectors of     attributable to its investment in IPOs,
wireless, Internet access (through a       the economy, the moderate debt load of      which have a magnified impact due to the
partnership with Prodigy), cable TV,       many technology and telecommunications      fund's relatively small asset base. As the
directories, paging and security           companies makes them less sensitive to      fund's assets grow, it is probable that
monitoring.                                the effects of rising interest rates.       the effect of its investment in IPOs on
   The Williams Companies has expanded far Historically, weak markets are the ideal    its total return will decline, which may
beyond operating natural-gas pipelines,    time to invest and prepare for the next     reduce the fund's total return.
and even beyond the related gas            move up as companies innovate and grow in
exploration, production, refining and      new areas. The fund will maintain its       Investing in a single-sector or single-
marketing businesses. It now also          focus on investing in sound companies with  region mutual fund may involve greater
operates a national fiber-optic network    strong prospects for earnings growth.       risk and potential reward than investing
                                                                                       in a more diversified fund.

                                                                                       International investing presents
                                                                                       certain risks not associated with
                                                                                       investing solely in the United
                                                                                       States. These include risks
                                                                                       relating to fluctuations in the value of
                                                                                       the U.S. dollar relative to the value of
                                                                                       other currencies, the custody arrangements
                                                                                       made for the fund's foreign holdings,
                                                                                       differences in accounting procedures,
                                                                                       political risks and the lesser degree of
                                                                                       public information required to be provided
                                                                                       by non-U.S. companies.

                                                                                       The Lipper Utility Fund Index is an
                                                                                       average of the 30 largest utility funds
                                                                                       tracked by Lipper, Inc., an independent
                                                                                       mutual fund performance monitor.

                                                                                       The unmanaged National Association of
                                                                                       Securities Dealers Automated Quotation
                                                                                       System Composite Index (the Nasdaq) is a
                                                                                       market-value-weighted index comprising all
                                                                                       domestic and non-U.S.-based common stocks
                                                                                       listed on the Nasdaq system. It includes
                                                                                       more than 5,000 companies, and it is often
                                                                                       considered representative of the small and
                                                                                       medium-sized company universe. While it
                                                                                       includes many small and mid-sized company
                                                                                       stocks, large-capitalization technology
                                                                                       companies tend to dominate the index.
                                                                                       The unmanaged Standard & Poor's Composite
                                                                                       of 500 Stocks (the S&P 500) represents the
                                                                                       performance of the stock market.

                                                                                       An investment cannot be made in an index.
                                                                                       Unless otherwise indicated, index results
                                                                                       include reinvested dividends.

92                      AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                         MARKET
                                              SHARES      VALUE
DOMESTIC COMMON STOCKS - 54.46%

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.18%

Comcast Corp. - Class A(a)                       6,700 $   271,350
------------------------------------------------------------------
UnitedGlobalCom Inc. - Class A(a)                9,300     434,775
------------------------------------------------------------------
Univision Communications, Inc. - Class A(a)      3,200     331,200
------------------------------------------------------------------
                                                         1,037,325
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 9.06%

Aether Systems, Inc.(a)                          1,900     389,500
------------------------------------------------------------------
Copper Mountain Networks, Inc.(a)                4,500     396,562
------------------------------------------------------------------
Corning Inc.                                       800     215,900
------------------------------------------------------------------
Efficient Networks, Inc.(a)                      3,300     242,756
------------------------------------------------------------------
JDS Uniphase Corp.(a)                            1,600     191,800
------------------------------------------------------------------
Juniper Networks, Inc.(a)                        2,200     320,237
------------------------------------------------------------------
Lucent Technologies Inc.                         9,000     533,250
------------------------------------------------------------------
Redback Networks Inc.(a)                         9,700   1,726,600
------------------------------------------------------------------
Sycamore Networks, Inc.(a)                       2,700     298,012
------------------------------------------------------------------
                                                         4,314,617
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.92%

Cisco Systems, Inc.(a)                           5,300     336,881
------------------------------------------------------------------
Foundry Networks, Inc.(a)                          900      99,450
------------------------------------------------------------------
                                                           436,331
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.43%

Net2000 Communications, Inc.(a)                 12,400     203,050
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.21%

Caminus Corp.(a)                                 4,000      98,000
------------------------------------------------------------------

ELECTRIC COMPANIES - 12.01%

Allegheny Energy, Inc.                          21,800     596,775
------------------------------------------------------------------
Constellation Energy Group                      17,700     576,356
------------------------------------------------------------------
Duke Power Co.                                  10,300     580,662
------------------------------------------------------------------
Energy East Corp.                               27,200     518,500
------------------------------------------------------------------
FPL Group, Inc.                                 12,600     623,700
------------------------------------------------------------------
Montana Power Co. (The)                         10,000     353,125
------------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)                 47,700     664,819
------------------------------------------------------------------
NiSource, Inc.                                  35,300     657,462
------------------------------------------------------------------
Peco Energy Co.                                 11,800     475,688
------------------------------------------------------------------
Pinnacle West Capital Corp.                     19,800     670,725
------------------------------------------------------------------
                                                         5,717,812
------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.51%

Capstone Turbine Corp.(a)                        5,400     243,338
------------------------------------------------------------------

ELECTRONICS (DEFENSE) - 0.37%

General Motors Corp. - Class H(a)                2,000     175,500
------------------------------------------------------------------


                                                            MARKET
                                                 SHARES      VALUE
ELECTRONICS (SEMICONDUCTORS) - 1.96%

SDL, Inc.(a)                                        2,700 $   770,006
---------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                      2,200     161,838
---------------------------------------------------------------------
                                                              931,844
---------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 1.33%

Quanta Services, Inc.(a)                           11,500     632,500
---------------------------------------------------------------------

NATURAL GAS - 4.48%

Dynegy Inc. - Class A                               9,300     635,306
---------------------------------------------------------------------
Enron Corp.                                         7,800     503,100
---------------------------------------------------------------------
Williams Cos., Inc. (The)                          23,900     996,331
---------------------------------------------------------------------
                                                            2,134,737
---------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.01%

AES Corp. (The)(a)                                 10,600     483,625
---------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.71%

Convergys Corp.(a)                                  6,500     337,188
---------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.55%

Clarent Corp.(a)                                    3,700     264,550
---------------------------------------------------------------------

TELECOMMUNICATIONS - 0.47%

Williams Communications Group, Inc.(a)              6,800     225,675
---------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.41%

Level 3 Communications, Inc.(a)                     1,500     132,000
---------------------------------------------------------------------
Phone.com, Inc.(a)                                  6,400     416,800
---------------------------------------------------------------------
TeleCorp PCS, Inc.(a)                               4,100     165,281
---------------------------------------------------------------------
Tritel, Inc.(a)                                     7,100     210,781
---------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                 4,100     223,450
---------------------------------------------------------------------
                                                            1,148,312
---------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.02%

Universal Access, Inc.(a)                           5,800     142,100
---------------------------------------------------------------------
Winstar Communications, Inc.(a)                       239       8,096
---------------------------------------------------------------------
WorldCom, Inc.(a)                                  17,730     813,364
---------------------------------------------------------------------
                                                              963,560
---------------------------------------------------------------------

TELEPHONE - 13.83%

Bell Atlantic Corp.                                12,700     645,319
---------------------------------------------------------------------
BellSouth Corp.                                     6,900     294,113
---------------------------------------------------------------------
Broadwing Inc.(a)                                  35,424     918,810
---------------------------------------------------------------------
CenturyTel, Inc.                                   15,100     434,125
---------------------------------------------------------------------
GTE Corp.                                           6,300     392,175
---------------------------------------------------------------------
McLeodUSA, Inc. - Class A(a)                       29,700     614,419
---------------------------------------------------------------------
NEXTLINK Communications, Inc. - Class A(a)          8,600     326,263
---------------------------------------------------------------------
Qwest Communications International Inc.(a)         15,800     785,063
---------------------------------------------------------------------
SBC Communications Inc.                            34,497   1,491,995
---------------------------------------------------------------------
Time Warner Telecom, Inc. - Class A(a)             10,600     682,375
---------------------------------------------------------------------
                                                            6,584,657
---------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $14,804,764)                                      25,932,621
---------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND                       93

                                                                      MARKET
                                                           SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 23.59%

AUSTRALIA - 0.53%

Telstra Corp. Ltd. (Telephone)                               58,880 $   238,446
-------------------------------------------------------------------------------
Telstra Corp. Ltd. - Installment Receipts (Telephone)         7,200      16,342
-------------------------------------------------------------------------------
                                                                        254,788
-------------------------------------------------------------------------------

BELGIUM - 1.14%

Electrabel S.A. (Electric Companies)                          2,200     542,724
-------------------------------------------------------------------------------

BERMUDA - 0.19%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(a)                                                 3,385      89,068
-------------------------------------------------------------------------------

CANADA - 2.35%

360networks Inc. (Telecommunications - Long Distance)(a)     12,400     189,100
-------------------------------------------------------------------------------
AT&T Canada Inc. (Telephone)(a)                               9,000     298,687
-------------------------------------------------------------------------------
BCT.Telus Communications, Inc. (Telephone)                    4,955     132,316
-------------------------------------------------------------------------------
BCT.Telus Communications, Inc. - Class A (Telephone)          1,651      44,032
-------------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)              3,700     252,525
-------------------------------------------------------------------------------
Rogers Cantel Mobile Communications Inc. - Class B
 (Telecommunications - Cellular/Wireless)(a)                  3,500     116,533
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas)                          5,500      85,250
-------------------------------------------------------------------------------
                                                                      1,118,443
-------------------------------------------------------------------------------

DENMARK - 0.48%

Tele Danmark A.S. - ADR (Telephone)                           6,700     227,800
-------------------------------------------------------------------------------

FINLAND - 2.14%

Nokia Oyj - ADR (Communications Equipment)                   15,200     759,050
-------------------------------------------------------------------------------
Sonera Oyj (Telecommunications - Cellular/Wireless)           5,700     259,342
-------------------------------------------------------------------------------
                                                                      1,018,392
-------------------------------------------------------------------------------

FRANCE - 1.97%

France Telecom S.A. - ADR (Telephone)                         4,000     570,000
-------------------------------------------------------------------------------
Suez Lyonnaise des Eaux S.A. (Manufacturing  -
  Diversified)                                                2,100     367,181
-------------------------------------------------------------------------------
                                                                        937,181
-------------------------------------------------------------------------------

GERMANY - 0.55%

E.On A.G. (Manufacturing - Diversified)(a)                    5,320     260,555
-------------------------------------------------------------------------------

HUNGARY - 0.32%

Magyar Tavkozlesi Rt - ADR (Telecommunications - Long
 Distance)                                                    4,400     151,525
-------------------------------------------------------------------------------


IRELAND - 0.87%

eircom PLC (Telecommunications - Long Distance)             155,300     414,337
-------------------------------------------------------------------------------

ITALY - 2.07%

ACEA S.p.A. (Water Utilities)                                40,000     636,123
-------------------------------------------------------------------------------
AEM S.p.A. (Electric Companies)                              55,000     217,488
-------------------------------------------------------------------------------
Enel S.p.A. (Electric Companies)                             29,900     132,195
-------------------------------------------------------------------------------
                                                                        985,806
-------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES      VALUE
JAPAN - 1.12%

Nippon Telegraph & Telephone Corp. (Telecommunications -
  Long Distance)                                                 12 $   159,375
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. - ADR
 (Telecommunications - Long Distance)                         3,100     211,962
-------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Telecommunications -Cellular/Wireless)          6     162,200
-------------------------------------------------------------------------------
                                                                        533,537
-------------------------------------------------------------------------------

MEXICO - 0.17%

Grupo Iusacell S.A. - ADR (Telecommunications -
  Cellular/Wireless)(a)                                       5,300      82,812
-------------------------------------------------------------------------------

NETHERLANDS - 2.70%

Completel Europe N.V. (Telecommunications -
  Long Distance)(a)                                          12,400     153,599
-------------------------------------------------------------------------------
KPNQwest N.V. (Telecommunications - Long Distance)(a)         6,700     263,025
-------------------------------------------------------------------------------
Libertel N.V. (Telecommunications -
  Cellular/Wireless)(a)                                      11,900     180,856
-------------------------------------------------------------------------------
Versatel Telecom International N.V.
 (Telecommunications - Long Distance)(a)                     16,400     687,577
-------------------------------------------------------------------------------
                                                                      1,285,057
-------------------------------------------------------------------------------

SOUTH KOREA - 0.79%

Korea Telecom Corp. - ADR (Telephone)                         7,812     377,905
-------------------------------------------------------------------------------

SPAIN - 2.47%

Endesa S.A. (Electric Companies)                             23,600     456,267
-------------------------------------------------------------------------------
Telefonica S.A. (Telephone)(a)                               33,564     719,583
-------------------------------------------------------------------------------
                                                                      1,175,850
-------------------------------------------------------------------------------

SWEDEN - 0.38%

Telia A.B. (Telephone)(a)                                    19,300     181,399
-------------------------------------------------------------------------------

UNITED KINGDOM - 3.35%

COLT Telecom Group PLC (Telephone)(a)                         5,500     183,061
-------------------------------------------------------------------------------
Kelda Group PLC (Water Utilities)                            52,174     254,957
-------------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)                 13,113     103,359
-------------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                      72,350     612,967
-------------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                       15,000     148,415
-------------------------------------------------------------------------------
Vodafone AirTouch PLC (Telecommunications -
  Cellular/Wireless)                                         71,996     290,824
-------------------------------------------------------------------------------
                                                                      1,593,583
-------------------------------------------------------------------------------
Total Foreign Stocks & Other Equity Interests
 (Cost $8,715,841)                                                   11,230,762
-------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 4.47%

COMPUTERS (SOFTWARE & SERVICES) - 0.62%

PSINet, Inc. - Series C, $3.38 Conv. Pfd.                     6,000     293,250
-------------------------------------------------------------------------------

NATURAL GAS - 0.91%

El Paso Energy Cap Trust, Inc. - $2.38 Conv. Pfd.             6,700     431,313
-------------------------------------------------------------------------------

94                       AIM V.I. GLOBAL UTILITIES FUND

                                                                      MARKET
                                                           SHARES      VALUE
POWER PRODUCERS (INDEPENDENT) - 1.17%

Calpine Capital Trust - $2.88 Conv. Pfd.                      4,700 $   555,775
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.25%

MediaOne Group, Inc. - $3.04 Conv. Pfd.                       3,000     121,500
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.22%

Viatel, Inc., $3.88 Conv. Pfd. (Acquired 04/07/00;
 Cost $425,000)(b)                                            8,500     325,125
-------------------------------------------------------------------------------
Winstar Communications, Inc. - Series F,
 $72.50 Conv. Pfd.                                              260     257,270
-------------------------------------------------------------------------------
                                                                        582,395
-------------------------------------------------------------------------------

TELEPHONE - 0.30%

Broadwing Inc. - Series B, $3.38 Conv. Pfd.                     820      38,540
-------------------------------------------------------------------------------
NEXTLINK Communications - $3.25 Conv. Pfd. (Acquired
 03/26/98; Cost $30,000)(b)                                     600     105,900
-------------------------------------------------------------------------------
                                                                        144,440
-------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $1,873,282)                                                        2,128,673
-------------------------------------------------------------------------------
                                                          PRINCIPAL
                                                           AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES - 4.44%

COMPUTERS (HARDWARE) - 0.69%

Candescent Technology Corp., Sr. Conv. Sub. Deb., 8.00%,
 05/01/03 (Acquired 04/17/98-07/12/99; Cost $426,925)(b)  $ 452,000     327,700
-------------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.67%

Arizona Public Service Co., Deb., 8.00%, 12/30/15            75,000      71,800
-------------------------------------------------------------------------------
Indiana Michigan Power Co. - Series F, Sec. Lease
 Obligation Bonds, 9.82%, 12/07/22                           93,396     101,042
-------------------------------------------------------------------------------
Western Resources, Inc., Sr. Unsec. Notes,
 6.25%, 08/15/03                                             75,000      65,605
-------------------------------------------------------------------------------
 7.13%, 08/01/09                                            100,000      81,924
-------------------------------------------------------------------------------
                                                                        320,371
-------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.95%

Limestone Electron Trust, Sr. Notes, 8.63%, 03/15/03
 (Acquired 03/15/00; Cost $450,000)(b)                      450,000     454,257
-------------------------------------------------------------------------------

NATURAL GAS - 1.04%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18               100,000      87,937
-------------------------------------------------------------------------------
Enron Corp., Sr. Sub. Deb., 8.25%, 09/15/12                 400,000     408,280
-------------------------------------------------------------------------------
                                                                        496,217
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.25%

AES Corp. (The),
 Sr. Notes, 8.00%, 12/31/08                                  20,000      17,300
-------------------------------------------------------------------------------
 Sr. Unsec. Sub. Notes, 10.25%, 07/15/06                    100,000     100,250
-------------------------------------------------------------------------------
                                                                        117,550
-------------------------------------------------------------------------------

                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
TELECOMMUNICATIONS (LONG DISTANCE) - 0.32%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                   $ 150,000 $   152,751
------------------------------------------------------------------------------

TELEPHONE - 0.52%

NTL Inc., Conv. Sub. Notes, 5.75%, 12/15/09 (Acquired
 12/17/99-03/01/00; Cost $313,162)(b)                      310,000     247,613
------------------------------------------------------------------------------
Total U.S. Dollar Denominated Bonds & Notes
 (Cost $2,375,574)                                                   2,116,459
------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         AMOUNT(c)
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES - 2.51%

CANADA - 0.75%

Canadian Oil Debco Inc. (Oil & Gas - Exploration &
 Production), Deb., 11.00%, 10/31/00                CAD    100,000      68,618
------------------------------------------------------------------------------
Clearnet Communications Inc. (Telecommunications -
 Cellular/Wireless), Sr. Unsec. Disc. Notes, 10.75%,
 02/15/09(a)(d)                                     CAD    300,000     113,575
------------------------------------------------------------------------------
Teleglobe Canada Inc. (Telecommunications - Long
 Distance), Unsec. Deb., 8.35%, 06/20/03            CAD    100,000      69,511
------------------------------------------------------------------------------
TransCanada Pipelines - Series Q (Natural Gas), Deb.,
 10.63%, 10/20/09                                   CAD    125,000     104,148
------------------------------------------------------------------------------
                                                                       355,852
------------------------------------------------------------------------------

FRANCE - 0.35%

France Telecom (Telephone), Conv. Bonds,
 2.00%, 01/01/04                                    FRF    603,520     164,439
------------------------------------------------------------------------------

UNITED KINGDOM - 1.41%

COLT Telecom Group PLC (Telephone), Conv. Bonds, 2.00%,
 12/16/06 (Acquired 12/09/99; Cost $153,930)(b)     EUR    150,000     128,278
------------------------------------------------------------------------------
National Grid Co. PLC (Electric Companies),
 Conv. Bonds, 4.25%, 02/17/08
  (Acquired 02/05/98; Cost $397,800)(b)             GBP    240,000     480,648
------------------------------------------------------------------------------
 Series RG, Conv. Bonds, 4.25%, 02/17/08            GBP     32,000      64,510
------------------------------------------------------------------------------
                                                                       673,436
------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
   $1,114,233)                                                       1,193,727
------------------------------------------------------------------------------
                                                          SHARES
MONEY MARKET FUNDS - 9.96%

STIC Liquid Assets Portfolio(e)                          2,370,499   2,370,499
------------------------------------------------------------------------------
STIC Prime Portfolio(e)                                  2,370,499   2,370,499
------------------------------------------------------------------------------
  Total Money Market Funds (Cost $4,740,998)                         4,740,998
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.43%
 (Cost $33,624,692)                                                 47,343,240
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.57%                                  270,359
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $47,613,599
==============================================================================

                         AIM V.I. GLOBAL UTILITIES FUND                       95

INVESTMENT ABBREVIATIONS:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
Disc.  - Discounted
EUR    - Euro
FRF    - French Franc
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $2,069,521 which represented 4.35% of the Fund's net assets.
(c) Foreign denominated security. Par value is denominated in currency indicated.
(d) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

96                       AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $33,624,692)           $47,343,240
---------------------------------------------------------------------
Foreign currencies, at value (cost $109,643)                  109,873
---------------------------------------------------------------------
Receivables for:
 Investments sold                                             346,241
---------------------------------------------------------------------
 Fund shares sold                                              80,504
---------------------------------------------------------------------
 Dividends and interest                                       114,425
---------------------------------------------------------------------
Investment for deferred compensation plan                      25,703
---------------------------------------------------------------------
  Total assets                                             48,019,986
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        236,748
---------------------------------------------------------------------
 Fund shares reacquired                                        47,657
---------------------------------------------------------------------
 Deferred compensation plan                                    25,703
---------------------------------------------------------------------
Accrued advisory fees                                          25,246
---------------------------------------------------------------------
Accrued administrative services fees                           40,781
---------------------------------------------------------------------
Accrued trustees' fees                                          1,719
---------------------------------------------------------------------
Accrued operating expenses                                     28,533
---------------------------------------------------------------------
  Total liabilities                                           406,387
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $47,613,599
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                1,988,861
=====================================================================
Net asset value, offering and redemption price per share  $     23.94
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $14,540)              $  382,335
---------------------------------------------------------------------------
Interest                                                           113,040
---------------------------------------------------------------------------
  Total investment income                                          495,375
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      147,260
---------------------------------------------------------------------------
Administrative services fee                                         54,929
---------------------------------------------------------------------------
Custodian fees                                                      21,426
---------------------------------------------------------------------------
Trustee's fees                                                       3,632
---------------------------------------------------------------------------
Other                                                               24,518
---------------------------------------------------------------------------
  Total expenses                                                   251,765
---------------------------------------------------------------------------
Less:Expenses paid indirectly                                          (91)
---------------------------------------------------------------------------
  Net expenses                                                     251,674
---------------------------------------------------------------------------
Net investment income                                              243,701
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES

Net realized gain (loss) from:
 Investment securities                                           3,126,998
---------------------------------------------------------------------------
 Foreign currencies                                                 (4,466)
---------------------------------------------------------------------------
                                                                 3,122,532
---------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                          (1,552,394)
---------------------------------------------------------------------------
 Foreign currencies                                                  2,852
---------------------------------------------------------------------------
                                                                (1,549,542)
---------------------------------------------------------------------------
Net gain on investment securities and foreign currencies         1,572,990
---------------------------------------------------------------------------
Net increase in net assets resulting from operations            $1,816,691
===========================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND                       97

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                        JUNE 30,    DECEMBER 31,
                                                          2000          1999
                                                       -----------  ------------
OPERATIONS:

 Net investment income                                 $   243,701  $   534,482
--------------------------------------------------------------------------------
 Net realized gain from investment securities and
  foreign currencies                                     3,122,532    1,996,896
--------------------------------------------------------------------------------
 Change in net unrealized appreciation (depreciation)
  of investment securities and foreign currencies       (1,549,542)   7,366,001
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   1,816,691    9,897,379
--------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                         --     (618,958)
--------------------------------------------------------------------------------
Share transactions - net                                 6,024,642    2,360,217
--------------------------------------------------------------------------------
  Net increase in net assets                             7,841,333   11,638,638
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                    39,772,266   28,133,628
--------------------------------------------------------------------------------
 End of period                                         $47,613,599  $39,772,266
================================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                         $28,083,552  $22,058,910
--------------------------------------------------------------------------------
 Undistributed net investment income                       721,830      478,129
--------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities and foreign currencies                      5,089,510    1,966,978
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and
  foreign currencies                                    13,718,707   15,268,249
--------------------------------------------------------------------------------
                                                       $47,613,599  $39,772,266
================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve a high total return.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between

98                      AIM V.I. GLOBAL UTILITIES FUND
   the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $54,929 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,740 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $91 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $91.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                        AIM V.I. GLOBAL UTILITIES FUND                       99

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $15,371,458 and $11,296,449, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $15,155,022
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (1,438,028)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $13,716,994
==========================================================================

Cost of investments for tax purposes is $33,626,246.

NOTE 7 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                  JUNE 30, 2000       DECEMBER 31, 1999
                               --------------------  --------------------
                                SHARES     AMOUNT     SHARES     AMOUNT
                               --------  ----------  --------  ----------
Sold                            375,941  $9,267,097   482,016  $8,991,351
--------------------------------------------------------------------------
Issued as reinvestment
 of dividends                        --          --    28,722     618,958
--------------------------------------------------------------------------
Reacquired                     (131,346) (3,242,455) (386,649) (7,250,092)
--------------------------------------------------------------------------
                                244,595  $6,024,642   124,089  $2,360,217
==========================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                                        MAY 2, 1994
                                                                                                      (DATE OPERATIONS
                         SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,            ELEVEN MONTHS ENDED   COMMENCED) TO
                             JUNE 30,     ----------------------------------        DECEMBER 31,        JANUARY 31,
                               2000       1999(a)   1998     1997     1996              1995                1995
                         ---------------- -------  -------  -------  -------     -------------------  ----------------
Net asset value,
 beginning of period         $ 22.80      $ 17.36  $ 15.26  $ 12.55  $ 11.64           $ 9.69              $10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income          0.09         0.32     0.35     0.32     0.40             0.29                0.27
------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                   1.05         5.49     2.15     2.40     0.99             1.98               (0.33)
------------------------------------------------------------------------------------------------------------------------
  Total from investment
   operations                   1.14         5.81     2.50     2.72     1.39             2.27               (0.06)
------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income               --        (0.37)   (0.28)      --    (0.41)           (0.31)              (0.25)
------------------------------------------------------------------------------------------------------------------------
 Distributions from net
  realized gains                  --           --    (0.12)   (0.01)   (0.07)           (0.01)                 --
------------------------------------------------------------------------------------------------------------------------
  Total distributions             --        (0.37)   (0.40)   (0.01)   (0.48)           (0.32)              (0.25)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $ 23.94      $ 22.80  $ 17.36  $ 15.26  $ 12.55           $11.64              $ 9.69
========================================================================================================================
Total return(b)                 5.00%       33.56%   16.49%   21.63%   12.07%           23.73%              (0.56)%
========================================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)       $47,614      $39,772  $28,134  $22,079  $13,576           $8,394              $2,958
========================================================================================================================
Ratio of expenses to
 average net assets             1.11%(c)     1.14%    1.11%    1.28%    1.40%(d)         1.47%(d)(e)         1.31%(e)(f)
========================================================================================================================
Ratio of net investment
 income to average net
 assets                         1.08%(c)     1.72%    2.46%    2.81%    3.56%(d)         3.76%(d)(e)         4.39%(e)(f)
========================================================================================================================
Portfolio turnover rate           27%          45%      32%      28%      47%              58%                 69%
========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $45,487,714.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.55% and 2.44% (annualized) for 1996 and 1995, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.80% (annualized).

100                     AIM V.I. GLOBAL UTILITIES FUND

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Global Utilities Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     1,616,257    41,748     91,074
 (4)(a) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     1,585,348    45,865    117,866
 (4)(b) Change to Fundamental Restriction
        on Underwriting Securities.........     1,552,617    69,264    127,198
 (4)(c) Change to Fundamental Restriction
        on Industry Concentration..........     1,569,812    56,824    122,443
 (4)(d) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     1,545,657    76,609    126,813
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     1,564,161    60,622    124,296
 (4)(f) Change to Fundamental Restriction
        on Making Loans....................     1,569,005    65,613    114,461
 (4)(g) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     1,522,904   105,546    120,629
 (5)    Approval of changing the Investment
        Objective and Making it Non-
        Fundamental........................     1,487,750    71,285    190,044
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     1,655,959    26,128     66,992

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

                        AIM V.I. GLOBAL UTILITIES FUND                      101

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. GOVERNMENT SECURITIES FUND

FUND PROVIDES INCOME, SAFE HAVEN FROM
VOLATILE MARKET CONDITIONS

THUS FAR, 2000 HAS BEEN A CHALLENGING             U.S. TREASURY ISSUES HANDILY OUT- |  term yields. With an inverted curve,
AND VOLATILE YEAR IN THE MARKETS. HOW             PACED CREDIT ISSUES, PARTICULARLY |  however, short-term Treasuries actually
DID AIM V.I. GOVERNMENT SECURITIES FUND         HIGH-YIELD BONDS, ON A TOTAL-RETURN |  yield more than longer-term ones.
PERFORM IN THESE CONDITIONS?                         BASIS FOR THE FIRST QUARTER OF |     In this atypical inversion of the
Rising interest rates, coupled with some-            THE YEAR AND FOR THE SIX-MONTH |  curve, long-maturity bonds significantly
times extreme day-to-day stock-market                             REPORTING PERIOD. |  outperformed shorter- and intermediate-
volatility, increased investor interest in _________________________________________|  maturity issues during the first quarter.
government bonds. For the six months ended                                             For instance, during the first quarter,
June 30, 2000, AIM V.I. Government         (a basis point is one one-hundredth of a    the yield on the 30-year Treasury bond
Securities Fund posted an impressive       percentage point) and raised rates again    fell 64 basis points, whereas the yield in
return of 3.48%, tracking that of its      in May another 50 basis points. The May     the intermediate section of the curve fell
benchmark, the Lehman Intermediate         increase was the sixth since last summer    only 20 to 30 basis points.
Government Bond Index, which returned      and the largest in more than five years.       Through the first half of the second
3.49%. By contrast, equity securities as   Market observers, however, blew a           quarter, Treasury yields started to
represented by the S&P 500 Index returned  collective sigh of relief when the Fed,     increase and yield spreads between
-0.43% for the same period--evidence, once seeing some signs that the economy had      mortgages and Treasuries narrowed. In
again, that a well-diversified portfolio   started to slow, decided not to raise       June, with signs that the economy might
is important.                              interest rates again in June.               be slowing and the possibility that the
                                                                                       Fed wouldn't increase rates again at its
WHAT WERE THE MAJOR FACTORS INFLUENCING    HOW DID GOVERNMENT MARKETS FARE DURING      end-of-June meeting, Treasury yields fell
FIXED-INCOME SECURITIES DURING THE         THE PERIOD?                                 across most maturity spectrums. The most
REPORTING PERIOD?                          U.S. Treasury issues handily outpaced       dramatic drops were in shorter to
In an effort to prevent inflation in a     credit issues, particularly high-yield      intermediate maturities.
rapidly growing economy, the Federal       bonds, on a total-return basis for the         Falling yields, of course, mean higher
Reserve Board (the Fed) raised interest    first quarter of the year and for the       bond prices. Obviously, this environment
rates three times in the first two         six-month reporting period. The 30-year     was very beneficial for the fund. And as a
quarters of this year. The Fed hiked       Treasury bond in particular had a           double bonus, yields on agency bonds fell
interest rates twice in the first quarter  stellar first quarter, providing one of     even more than those on comparable
for a total increase of 50 basis points    the strongest total returns of any          Treasuries. (Agencies generally carry a
                                           security.                                   higher coupon than Treasuries.)
                                              Beyond investor flight from a volatile
FUND PERFORMANCE                           stock market, the government bond market    WHAT OTHER EVENTS INFLUENCED
                                           was buoyed by a unique situation. In        GOVERNMENT MARKETS?
AVERAGE ANNUAL TOTAL RETURNS               January, the Treasury announced its         Government-Sponsored Enterprises (GSEs),
                                           intention to buy back $30 billion in        organizations like the Federal National
As of 6/30/00                              Treasury securities and perhaps to cease    Mortgage Association (Fannie Mae) and the
                                           issuing 30-year Treasury bonds in the not-  Federal Home Loan Mortgage Corporation
------------------------------------------ too-distant future. This (among other       (Freddie Mac), made headlines this spring.
Inception (5/5/93)                   4.84% factors) literally turned the Treasury      Despite being shareholder-owned, Freddie
------------------------------------------ market upside down, or in bond parlance,    and Fannie operate under federal charters
5 years                              5.10  inverted the Treasury yield curve. The      that exempt them from state and local
------------------------------------------ yield curve--a graph of Treasury security   corporate income taxes and give them a
1 year                               4.26  yields from three months to 30 years--      $2.25 billion line of credit with the
                                           under normal conditions slopes upward,      Treasury. This "implied government
                                           with short-term yields lower than longer-   guarantee" has been called into question
Past performance cannot guarantee
comparable future results. MARKET
VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-
TERM PERFORMANCE. RESULTS OF AN INVESTMENT
MADE TODAY MAY DIFFER SUBSTANTIALLY FROM
THE HISTORICAL PERFORMANCE SHOWN.

102                   AIM V.I. GOVERNMENT SECURITIES FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION                                                                  course, drove down prices, leading to
                                                                                       some attractive agency-bond buying
As of 6/30/00, based on total net assets                                               opportunities for the fund in the second
                                                                                       quarter.
       Cash Equivalents  8%
       --------------------|                                                           WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
                           |                                                           As we begin the second half of the year,
                                                                                       the outlook for fixed-income markets
               U.S. AGENCY      MORTGAGE                                               depends largely on what the economy does
               OBLIGATIONS     OBLIGATIONS                                             in the coming months. Has the Fed with
                   28%             52%                                                 its string of rate hikes orchestrated the
                                                                                       proverbial "soft landing"--a gradual
                      [PIE CHART]                                                      slowing of the economy, which would
                                                                                       prevent inflation and avoid economic
       U.S. Treasury                                                                   distress? A string of recent statistical
       Obligations 12%                                                                 releases suggests that the pace of
       ____________________                                                            economic activity is indeed slowing.
                                                                                       Beyond interest-rate speculation,
The fund's portfolio composition is subject to change, and there is no assurance       government-security weighted funds will
that the fund will continue to hold any particular security.                           have to wait and see if legislative
                                                                                       changes might affect the regulatory
                                                                                       treatment of government-sponsored
and has had an effect on the agency                   WHILE WE CERTAINLY WOULD NOT  |  agencies.
market. This resulted in considerable                SUGGEST THAT GOVERNMENT BONDS  |     Thus far, Y2K has proven to be very
yield-spread volatility between agency and      COULD CONTINUE TO OUTPERFORM MAJOR  |  favorable for government markets. While we
Treasury debt.                                    MARKET INDEXES LIKE THE S&P 500,  |  certainly would not suggest that
   After the Treasury's buyback                              IT DOES REINFORCE THE  |  government bonds could continue to
announcment in January, investors sought           ARGUMENT THAT BONDS BELONG IN A  |  outperform major market indexes like the
high-quality liquid alternatives to                    WELL-DIVERSIFIED PORTFOLIO.  |  S&P 500, it does reinforce the argument
Treasuries and bought agencies. So in late _________________________________________|  that bonds belong in a well-diversified
January and February, the spread between                                               portfolio. Going forward, we believe the
agencies and comparable-maturity           obligations, mortgage-backed securities     fund is positioned to provide shareholders
Treasuries narrowed. For instance, the     and cash equivalents.                       with the stability and income they have
10-year agency note traded at only 53         As the year began, the fund increased    come to expect.
basis points to Treasuries. In March,      its allocation in mortgage bonds. Once
however, the Treasury announced that it    falling Treasury yields were reflected in   ------------------------------------------
may limit backing of GSEs--this sent       the market, the yield spread widened        The performance figures shown here, which
spreads the other direction to near        between Treasuries and mortgages. We        represent AIM V.I. Government Securities
historic wides. In early April, 10-year    viewed this widening as an opportunity to   Fund, are not intended to reflect actual
agency notes were trading at more than     move assets into higher-yielding issues     annuity values, and they do not reflect
124 basis points to their Treasury         that would also provide relative            changes at the separate-account level
counterparts. By June, however, agency     stability. This proved quite positive for   which (if applied) would lower them.
debenture yields started to decline,       the fund as mortgage-backed securities      AIM V.I. Government Securities Fund's
narrowing somewhat their spread over       were one of the best-performing sectors     performance figures are historical, and
Treasuries.                                during the reporting period.                they reflect the reinvestment of
                                              Also, as the GSE issue became news,      distributions and changes in net asset
WHAT IS THE FUND'S STRATEGY AND PRESENT    yields in the agency market increased       value. The fund's investment return and
ASSET ALLOCATION?                          dramatically. This yield increase, of       principal value will fluctuate, so an
Our objective is to provide price                                                      investor's shares, when redeemed, may be
stability and income through a combination                                             worth more or less than their original
of Treasuries, government agency                                                       cost.
                                                                                          Government securities (such as U.S.
                                                                                       Treasury bills, notes and bonds) offer a
                                                                                       high degree of safety, and they guarantee
                                                                                       the timely payment of principal and
                                                                                       interest if held to maturity. Fund shares
                                                                                       are not insured, and their value will vary
                                                                                       with market conditions.
                                                                                          The unmanaged Lehman Intermediate
                                                                                       Government Bond Index, which represents
                                                                                       the performance of intermediate-and long-
                                                                                       term U.S. Treasury and U.S. government
                                                                                       agency securities, is compiled by Lehman
                                                                                       Brothers, a well-known global investment
                                                                                       bank.
                                                                                          The unmanaged Standard & Poor's
                                                                                       Composite Index of 500 Stocks (the S&P
                                                                                       500) represents the performance of the
                                                                                       stock market.
                                                                                          An investment cannot be made in an
                                                                                       index. Unless otherwise indicated, index
                                                                                       results include reinvested dividends.

               AIM V.I. GOVERNMENT SECURITIES FUND                           103

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                            PRINCIPAL   MARKET
                                             AMOUNT     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 78.61%

FEDERAL FARM CREDIT BANK - 2.91%

Medium term notes,

 5.96%, 07/14/03                            $ 200,000 $  194,366
----------------------------------------------------------------
 5.80%, 06/17/05                            1,000,000    945,620
----------------------------------------------------------------
 6.22%, 06/17/08                            1,000,000    937,750
----------------------------------------------------------------
                                                       2,077,736
----------------------------------------------------------------

FEDERAL HOME LOAN BANK - 11.29%

Debentures,

 5.97%, 12/11/00                            1,000,000    997,910
----------------------------------------------------------------
 7.31%, 07/06/01                              500,000    500,895
----------------------------------------------------------------
 7.13%, 11/15/01                            1,500,000  1,499,685
----------------------------------------------------------------
 8.17%, 12/16/04                              400,000    416,224
----------------------------------------------------------------
 8.00%, 05/24/05                            1,860,000  1,879,177
----------------------------------------------------------------
 8.10%, 05/24/05                            2,720,000  2,754,136
----------------------------------------------------------------
                                                       8,048,027
----------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
 ("FHLMC") - 18.06%

Pass through certificates,

 6.00%, 11/01/08 to 09/01/13                  983,829    942,166
----------------------------------------------------------------
 6.50%, 12/01/08 to 08/01/28                3,877,571  3,693,115
----------------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26                  888,430    873,074
----------------------------------------------------------------
 10.50%, 08/01/19                              92,000     99,273
----------------------------------------------------------------
 8.50%, 09/01/20 to 12/01/26                1,846,319  1,899,697
----------------------------------------------------------------
 8.00%, 11/01/29 to 02/01/30                5,329,785  5,364,555
----------------------------------------------------------------
                                                      12,871,880
----------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 ("FNMA") - 30.74%

Debentures,

 8.25%, 12/18/00                              500,000    503,980
----------------------------------------------------------------
 7.50%, 02/11/02                            1,350,000  1,360,368
----------------------------------------------------------------
 7.55%, 04/22/02                              400,000    403,732
----------------------------------------------------------------
 6.80%, 01/10/03                            1,605,000  1,600,779
----------------------------------------------------------------

Medium term notes,

 6.69%, 08/07/01                              500,000    497,705
----------------------------------------------------------------
 7.57%, 04/06/04                            1,000,000  1,000,020
----------------------------------------------------------------
 7.38%, 03/28/05                              300,000    302,976
----------------------------------------------------------------

Pass through certificates,

 7.00%, 03/01/04 to 01/01/28                3,468,210  3,390,994
----------------------------------------------------------------
 7.50%, 11/01/09 to 07/01/27                1,524,502  1,516,180
----------------------------------------------------------------
 6.50%, 10/01/10 to 09/01/27                1,422,000  1,376,239
----------------------------------------------------------------
 8.00%, 10/01/14 to 03/01/30                8,557,545  8,614,929
----------------------------------------------------------------
 8.50%, 09/01/24 to 02/01/25                  858,883    883,066
----------------------------------------------------------------


                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 ("FNMA") - CONTINUED

STRIPS(a),
 7.37%, 10/09/19                                     $1,800,000 $   462,114
---------------------------------------------------------------------------
                                                                 21,913,082
---------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") -
  11.69%

Pass through certificates,

 9.50%, 08/15/03 to 09/15/16                             45,267      47,520
---------------------------------------------------------------------------
 7.50%, 03/15/08 to 08/15/28                          1,931,761   1,924,537
---------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                             74,483      77,483
---------------------------------------------------------------------------
 11.00%, 10/15/15                                        25,294      27,681
---------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                            20,045      21,818
---------------------------------------------------------------------------
 10.00%, 06/15/19                                       554,173     592,095
---------------------------------------------------------------------------
 6.50%, 12/15/23                                        356,914     342,637
---------------------------------------------------------------------------
 8.00%, 07/15/24 to 07/15/26                          2,241,712   2,278,451
---------------------------------------------------------------------------
 7.00%, 04/15/28 to 06/15/28                          3,090,228   3,017,277
---------------------------------------------------------------------------
                                                                  8,329,499
---------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.42%

Debentures

 7.30%, 01/31/02                                        300,000     302,685
---------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 0.21%

Debentures

 6.50%, 08/01/02                                        150,000     148,467
---------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 3.29%

Debentures

 6.38%, 06/15/05                                      2,400,000   2,343,792
---------------------------------------------------------------------------
Total U.S. Government Agency Securities
 (Cost $56,873,664)                                              56,035,168
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 11.90%

U.S. TREASURY NOTES - 5.83%

 6.00%, 08/15/04                                      3,000,000   2,973,570
---------------------------------------------------------------------------
 7.88%, 11/15/07                                      1,150,000   1,182,062
---------------------------------------------------------------------------
                                                                  4,155,632
---------------------------------------------------------------------------

U.S. TREASURY BONDS - 4.77%

 9.25%, 02/15/16                                        550,000     712,569
---------------------------------------------------------------------------
 7.63%, 02/15/25                                        550,000     649,033
---------------------------------------------------------------------------
 6.88%, 08/15/25                                        500,000     543,665
---------------------------------------------------------------------------
 6.13%, 11/15/27                                      1,500,000   1,496,190
---------------------------------------------------------------------------
                                                                  3,401,457
---------------------------------------------------------------------------

U.S. TREASURY STRIPS - 1.30%(a)

 5.38%, 05/15/06                                        750,000     524,580
---------------------------------------------------------------------------
 6.80%, 11/15/18                                      1,250,000     401,138
---------------------------------------------------------------------------
                                                                    925,718
---------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $8,613,675)                                              8,482,807
---------------------------------------------------------------------------

104                    AIM V.I. GOVERNMENT SECURITIES FUND

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE
CORPORATE BONDS & NOTES - 0.86%

CONSUMER FINANCE - 0.86%

Asian Development Bank (Multi-National), Yankee
 Deb., 8.00%, 04/30/01                               $  200,000 $   201,404
---------------------------------------------------------------------------
Financial Assistance Corp., Bonds, 9.38%, 07/21/03       75,000      79,892
---------------------------------------------------------------------------
International Bank for Reconstruction & Development
 (Multi-National), Unsub. Unsec. Notes,
 5.25%, 09/16/03                                        350,000     332,668
---------------------------------------------------------------------------
  Total Corporate Bonds & Notes
   (Cost $615,673)                                                  613,964
---------------------------------------------------------------------------

REPURCHASE AGREEMENT - 8.06%(B)

UBS Warburg, 6.85%, 07/03/00
 (Cost $5,742,914)(c)                                 5,742,914   5,742,914
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.43%
 (Cost $71,845,926)                                              70,874,853
---------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.57%                               404,236
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $71,279,089
===========================================================================

Investment Abbreviations:

Deb.   - Debentures
STRIPS - Separately Traded Registered Interest and Principal Security Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 06/30/00 with maturing value of $250,142,708 and collateralized by U.S. Government obligations.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND                    105

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $71,845,926)           $70,874,853
---------------------------------------------------------------------
Receivables for:
 Fund shares sold                                              26,194
---------------------------------------------------------------------
 Interest                                                     626,344
---------------------------------------------------------------------
 Principal paydowns                                               597
---------------------------------------------------------------------
Investment for deferred compensation plan                      29,200
---------------------------------------------------------------------
Other assets                                                      382
---------------------------------------------------------------------
  Total assets                                             71,557,570
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Fund shares reacquired                                       158,778
---------------------------------------------------------------------
 Deferred compensation plan                                    29,200
---------------------------------------------------------------------
Accrued advisory fees                                          29,223
---------------------------------------------------------------------
Accrued administrative services fees                           49,847
---------------------------------------------------------------------
Accrued trustees' fees                                          1,492
---------------------------------------------------------------------
Accrued operating expenses                                      9,941
---------------------------------------------------------------------
  Total liabilities                                           278,481
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $71,279,089
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                6,481,597
=====================================================================
Net asset value, offering and redemption price per share  $     11.00
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $2,174,096
---------------------------------------------------------------------------
Dividends                                                          239,515
---------------------------------------------------------------------------
  Total investment income                                        2,413,611
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      173,997
---------------------------------------------------------------------------
Administrative services fee                                         65,724
---------------------------------------------------------------------------
Custodian fees                                                      11,867
---------------------------------------------------------------------------
Interest                                                            37,222
---------------------------------------------------------------------------
Trustees' fees                                                       3,436
---------------------------------------------------------------------------
Other                                                               25,720
---------------------------------------------------------------------------
  Total expenses                                                   317,966
---------------------------------------------------------------------------
Net investment income                                            2,095,645
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities               (858,623)
---------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities   1,160,616
---------------------------------------------------------------------------
Net gain on investment securities                                  301,993
---------------------------------------------------------------------------
Net increase in net assets resulting from operations            $2,397,638
===========================================================================

See Notes to Financial Statements.

106                   AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        2000          1999
                                                     -----------  ------------
OPERATIONS:

 Net investment income                               $ 2,095,645  $ 3,628,296
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities    (858,623)  (1,304,878)
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities              1,160,616   (3,043,863)
------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from operations                                     2,397,638     (720,445)
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                      --    (2,511,433)
------------------------------------------------------------------------------
Share transactions-net                                (1,879,771)  15,808,419
------------------------------------------------------------------------------
  Net increase in net assets                             517,867   12,576,541
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                  70,761,222   58,184,681
------------------------------------------------------------------------------
 End of period                                       $71,279,089  $70,761,222
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $68,984,989  $70,864,760
------------------------------------------------------------------------------
 Undistributed net investment income                   5,698,047    3,602,402
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (2,432,874)  (1,574,251)
------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities                                 (971,073)  (2,131,689)
------------------------------------------------------------------------------
                                                     $71,279,089  $70,761,222
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the above method are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with varying prepayment histories. During the period between the sale

                      AIM V.I. GOVERNMENT SECURITIES FUND                   107
   and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
    Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
    Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $1,524,195 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $65,724 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,750 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BORROWINGS
Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of proceeds of the transaction is greater than the interest expense of the transaction. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the six months ended June 30, 2000 was $13,737,500 while borrowings averaged $1,402,396 per day with a weighted average interest rate of 5.26%.
 The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $29,521,027 and $24,025,233, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $   198,103
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (1,205,427)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
 securities                                                   $(1,007,324)
==========================================================================

Cost of investments for tax purposes is $71,882,177.

108                   AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 6 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                JUNE 30, 2000           DECEMBER 31, 1999
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                          841,768  $  9,058,422   3,277,124  $ 36,037,021
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --     235,153     2,511,433
------------------------------------------------------------------------------
Issued in connection with
 acquisitions*                     --            --     465,003     5,110,012
------------------------------------------------------------------------------
Reacquired                 (1,019,984)  (10,938,193) (2,523,037)  (27,850,047)
------------------------------------------------------------------------------
                             (178,216) $ (1,879,771)  1,454,243  $ 15,808,419
==============================================================================

* As of the close of business on October 15, 1999, the Fund acquired all the net assets of GT Global Variable U.S. Government Income Fund (Variable U.S. Government Income Fund) pursuant to a plan of reorganization approved by variable U.S. Government Income Fund's shareholders on August 25, 1999. The acquisition was accomplished by a tax-free exchange of 465,003 shares of the Fund for 482,118 shares of Variable U.S. Government Income Fund outstanding as of the close of business on October, 15, 1999. Variable U.S. Government Income Fund's net assets at that date were $5,110,012, including ($270,877) of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $65,275,738.

NOTE 7 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS                                         ELEVEN MONTHS
                           ENDED           YEAR ENDED DECEMBER 31,              ENDED      YEAR ENDED
                          JUNE 30,     -----------------------------------  DECEMBER 31,   JANUARY 31,
                            2000       1999(a)   1998(a)   1997     1996        1995          1995
                         ----------    -------   -------  -------  -------  -------------  -----------
Net asset value,
 beginning of period      $ 10.63      $ 11.18   $ 10.67  $  9.87  $ 10.17     $  9.39       $ 10.24
------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.34         0.63      0.63     0.59     0.58        0.54          0.53
------------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                0.03        (0.78)     0.20     0.22    (0.35)       0.74         (0.88)
------------------------------------------------------------------------------------------------------
  Total from investment
   operations                0.37        (0.15)     0.83     0.81     0.23        1.28         (0.35)
------------------------------------------------------------------------------------------------------
Less distributions from
 net investment income         --        (0.40)    (0.32)   (0.01)   (0.53)      (0.50)        (0.50)
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 11.00      $ 10.63   $ 11.18  $ 10.67  $  9.87     $ 10.17       $  9.39
======================================================================================================
Total return(b)              3.48%       (1.32)%    7.73%    8.16%    2.29%      13.84%        (3.42)%
======================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $71,279      $70,761   $58,185  $33,800  $24,527     $19,545       $12,887
======================================================================================================
Ratio of expenses to
 average net assets
 (including interest
 expense)                    0.92%(c)     0.90%     0.76%    0.87%    0.91%       1.19%(d)      0.95%
======================================================================================================
Ratio of expenses to
 average net assets
 (excluding interest
 expense)                    0.81%(c)     0.80%     0.76%    0.87%    0.91%       1.19%(d)      0.95%
======================================================================================================
Ratio of net investment
 income to average net
 assets                      6.04%(c)     5.75%     5.70%    5.85%    5.80%       5.78%(d)      5.51%
======================================================================================================
Ratio of interest
 expense to average net
 assets                      0.11%(c)     0.10%       --       --       --          --            --
======================================================================================================
Portfolio turnover rate        39%          41%       78%      66%      32%         41%           29%
======================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $69,789,667.
(d) Annualized.

                      AIM V.I. GOVERNMENT SECURITIES FUND                    109

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Government Securities Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     5,980,940   200,395    258,891
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........     5,755,363   263,463    421,400
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     5,674,032   299,553    466,641
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........     5,782,563   282,728    374,935
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........     5,783,441   259,288    397,497
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     5,657,406   330,427    452,393
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     5,684,149   349,659    406,418
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................     5,676,732   382,266    381,228
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     5,670,887   354,128    415,211
 (5)    Approval of changing the Investment
        Objective and Making it Non-
        Fundamental........................     5,598,889   387,476    453,861
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     5,987,478   134,780    317,968

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

110                   AIM V.I. GOVERNMENT SECURITIES FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. GROWTH FUND
FUND OUTPERFORMS INDEXES

HOW DID THE FUND PERFORM DURING THE        two market benchmarks. By comparison,     (48.9%), health care (8.4%), capital
REPORTING PERIOD?                          the Russell 1000 Index returned 0.78%     goods (7.9%) and consumer staples (7.1%).
Despite the volatility that characterized  for the same period, while total return     Within the technology sector, the fund
the financial markets for much of the      for the S&P 500 (considered               held stock in a variety of well-
first half of 2000, AIM V.I. Growth Fund   representative of the stock market as a   established companies in the
performed well for shareholders. For the   whole) was -0.43% during the              communications equipment, computer
six months ended June 30, 2000, the        first six months of 2000.                 software and services, semiconductor
fund's total return was 4.90%, which         The fund's total net assets stood at    equipment and computer networking
exceeded that of                           $961.3 million on June 30, 2000, up more  industries. During the reporting period,
                                           than 35% from $704.1 million six months   we added to our communications-equipment
FUND PERFORMANCE                           earlier.                                  holdings. We eliminated our positions in
                                                                                     Lucent Technologies and Motorola, for
AVERAGE ANNUAL TOTAL RETURNS               WHAT WERE THE MAJOR TRENDS IN             example, and increased our holdings in
                                           THE FINANCIAL MARKETS?                    Nortel Networks, JDS Uniphase and
As of 6/30/00                              U.S. equity markets experienced signifi-  Comverse Technology, among others.
                                           cant volatility during the first half       The once-staid utility industry has
-----------------------------------------  of 2000, and investors changed their      become interesting lately as deregulation
Inception (5/5/93)                 21.99%  investment strategies to deal with this   and privatization reshape it. During the
-----------------------------------------  volatility, which was most pronounced     reporting period, the fund bought stock
5 years                            25.71   among high-flying technology stocks,      in Calpine and AES, two independent power
-----------------------------------------  many of which fell sharply in March and   producers. Calpine, the world's largest
1 year                             26.01   April. But many non-technology            geothermal operator, owns The Geysers in
-----------------------------------------  stocks, particularly those that warned    California, a state that has deregulated
                                           of potential earnings shortfalls, were    its electric power market. The company
TOTAL RETURNS                              volatile as well during the first half    owns interests in power plants in 11
                                           of the year.                              states and has significant natural-gas
For the six months ended 6/30/00             Following the March/April technology    reserves. AES is one of the world's
                                           sell-off, some investors sought safety    leading independent power producers,
-----------------------------------------  by shifting from growth stocks to value   with interests in 125 plants in the
AIM V.I. GROWTH FUND                4.90%  stocks, or from less-established to       Americas, Europe, Asia and Australia
-----------------------------------------  more-established companies. Other         and in 17 distribution companies. In
RUSSELL 1000 INDEX                  0.78   investors simply moved to cash--and       1999, Calpine's sales increased by more
-----------------------------------------  waited. They waited to see whether the    than 50% and AES's sales grew by more
S&P 500 INDEX                      -0.43   Federal Reserve Board (the Fed) would     than 35%.
-----------------------------------------  continue its year-long series of
                                           interest-rate increases, waited to see    WHAT ARE SOME OF THE FUND'S
GROWTH OF NET ASSETS                       where the economy was headed and waited   MAJOR HOLDINGS?
                                           to evaluate mid-year corporate earnings   A large percentage of the fund's holdings
(in millions)                              reports. As they waited, the markets      is in the technology sector--mainly well-
                                           drifted for much of May and June.         established, profitable companies that
-----------------------------------------                                            are leaders in their fields. Nortel
12/31/99                          $704.1   HOW DID YOU MANAGE THE FUND'S PORTFOLIO   Networks and Cisco, the fund's two
-----------------------------------------  DURING THE REPORTING PERIOD?              largest tech holdings at the close of the
6/30/00                            961.3   At the close of the period, the fund held reporting period, demonstrate the kind of
-----------------------------------------  a widely diversified portfolio of 74      growth we look for in companies. During
                                           stocks, down from 91 stocks six months    the reporting period, Canada's Nortel
Past performance cannot guarantee          earlier. Major sectors represented        Networks, North America's second-largest
comparable future results. MARKET          in the portfolio on June 30, 2000, were   maker of telecommunications products,
VOLATILITY CAN SIGNIFICANTLY IMPACT        technology                                reported that its quarterly
SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER
SUBSTANTIALLY FROM THE HISTORICAL
PERFORMANCE SHOWN.

                                                       AIM V.I. GROWTH FUND                                                      111

SEMIANNUAL REPORT/MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION                                                                  high oil prices remain concerns, we are
                                                                                       cautiously optimistic that the Fed will
As of 6/30/00, based on total net assets                                               succeed in piloting the U.S. economy to
                                                                                       a "soft landing." Indeed, shortly after
TOP 10 HOLDINGS                            TOP 10 INDUSTRIES                           the close of the reporting period, based
----------------------------------------   ----------------------------------------    on positive second-quarter earnings
 1. Pfizer Inc.                    3.87%    1. Communications Equipment      15.82%    reports and the increasing likelihood
----------------------------------------   ----------------------------------------    that the Fed was approaching the end
 2. Nortel Networks Corp. (Canada) 3.49     2. Electronics (Semiconductors)  11.80     of its tightening cycle, investor
----------------------------------------   ----------------------------------------    confidence seemed to increase, and the
 3. Cisco Systems, Inc.            2.99     3. Computers                               markets rallied.
----------------------------------------       (Software & Services)          9.03       While some measure of market volatility
 4. Intel Corp.                    2.72    ----------------------------------------    will always be a fact of life for
----------------------------------------    4. Electrical Equipment           5.24     investors, we continue to believe that
 5. Tyco International Ltd.                ----------------------------------------    the outlook for AIM V.I. Growth Fund is
    (Bermuda)                      2.66     5. Broadcasting (Television,      4.49     exciting. Technology and
----------------------------------------       Radio & Cable)                          telecommunications companies in the
 6. Nextel Communications, Inc.-   2.25    ----------------------------------------    United States and elsewhere are producing
    Class A                                 6. Equipment (Semiconductor)      4.46     innovative new products and
----------------------------------------   ----------------------------------------    infrastructure that could result in years
 7. ADC Telecommunications, Inc.   2.13     7. Telecommunications             4.16     of above-average growth.
----------------------------------------       (Cellular/Wireless)                     AIM V.I. Growth Fund will continue to
 8. Oracle Corp.                   2.09    ----------------------------------------    seek out well-managed, financially strong,
----------------------------------------    8. Health Care (Drugs-            3.87     industry-leading companies with the
 9. Infinity Broadcasting Corp.-   2.09        Major Pharmaceuticals)                  potential to appreciate.
    Class A                                ----------------------------------------
----------------------------------------    9. Computers (Networking)         2.99     ---------------------------------------------
10. JDS Uniphase Corp.             2.05    ----------------------------------------
----------------------------------------   10. Manufacturing (Diversified)    2.66     The performance figures shown here, which
                                           ----------------------------------------    represent AIM V.I. Growth Fund, are not
                                                                                       intended to reflect actual annuity
The fund's portfolio composition is subject to change, and there is no assurance       values, and they do not reflect charges
that the fund will continue to hold any particular security.                           at the separate-account level which (if
                                                                                       applied) would lower them. AIM V.I.
revenue rose 48% to $6.3 billion--         more widely known, and include Sudafed,     Growth Fund's performance figures are
$1 billion higher than expected--and       Certs, Listerine and Schick, among          historical, and they reflect the
that its earnings grew by almost 80%.      others.                                     reinvestment of distributions and
Cisco, which controls more than three-       Another of the fund's top holdings,       changes in net asset value. The fund's
quarters of the global market for          Tyco International, is a diversified        investment return and principal value
products that link networks and power      manufacturing company that has grown        will fluctuate, so an investor's shares,
the Internet, including routers and        rapidly in recent years through acquiring   when redeemed, may be worth more or less
switches, has a 60% share of the router    other companies. Its Simplex Technologies   than their original cost.
market, which is growing 40% annually.     subsidiary is the world's leading
Last year, the company's annual            supplier of undersea fiber-optic cable,     The unmanaged Russell 1000 Index (the
revenues increased by 43.7% and its        over which data and voice can be            Russell 1000) represents the performance
net income increased by 55.2%.             transported between continents in a         of the stocks of large-capitalization
  Outside the technology sector, our       fraction of a second. Simplex is the only   companies. The unmanaged Standard &
holdings included Pfizer. In June,         integrated company that designs,            Poor's Composite Index of 500 Stocks
following the completion of its merger     manufactures, installs and services         (the S&P 500) represents the performance
with Warner-Lambert, Pfizer became the     undersea fiber-optic telecommunications     of the stock market. An investment cannot
world's second-largest drugmaker. Its      cable systems.                              be made in an index. Index results include
prescription drugs include such                                                        reinvested dividends.
market-leading names as arthritis pain     WHAT IS YOUR OUTLOOK FOR THE FUTURE?
medicine Celebrex and cholesterol-         There are signs that Fed rate hikes are
lowering Lipitor. Its consumer brands      beginning to slow the economy, possibly
are even                                   obviating the need for additional
                                           increases. While a continuing tight
                                           labor market and

112                                                    AIM V.I. GROWTH FUND


SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                                MARKET
                                                  SHARES        VALUE

DOMESTIC COMMON STOCKS - 69.19%

BIOTECHNOLOGY - 0.48%

Amgen Inc.(a)                                         66,000 $  4,636,500
-------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.49%

AT&T Corp. - Liberty Media Group - Class A(a)        746,200   18,095,350
-------------------------------------------------------------------------
Cox Communications, Inc. - Class A(a)                110,000    5,011,875
-------------------------------------------------------------------------
Infinity Broadcasting Corp. - Class A(a)             550,050   20,042,447
-------------------------------------------------------------------------
                                                               43,149,672
-------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 7.79%

ADC Telecommunications, Inc.(a)                      244,650   20,520,019
-------------------------------------------------------------------------
Comverse Technology, Inc.(a)                         142,000   13,206,000
-------------------------------------------------------------------------
Copper Mountain Networks, Inc.(a)                    134,000   11,808,750
-------------------------------------------------------------------------
JDS Uniphase Corp.(a)                                164,000   19,659,500
-------------------------------------------------------------------------
QUALCOMM Inc.(a)                                      73,000    4,380,000
-------------------------------------------------------------------------
Scientific-Atlanta, Inc.                              71,300    5,311,850
-------------------------------------------------------------------------
                                                               74,886,119
-------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.56%

Apple Computer, Inc.(a)                              112,000    5,866,000
-------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                            206,400   18,769,500
-------------------------------------------------------------------------
                                                               24,635,500
-------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.99%

Cisco Systems, Inc.(a)                               452,000   28,730,250
-------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.21%

Brocade Communications Systems, Inc.(a)               27,800    5,100,866
-------------------------------------------------------------------------
EMC Corp.(a)                                         210,000   16,156,875
-------------------------------------------------------------------------
                                                               21,257,741
-------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 7.85%

Adobe Systems Inc.                                    58,700    7,631,000
-------------------------------------------------------------------------
America Online, Inc.(a)                              132,900    7,010,475
-------------------------------------------------------------------------
Gemstar International Group Ltd.(a)                   36,800    2,261,475
-------------------------------------------------------------------------
Oracle Corp.(a)                                      239,000   20,090,937
-------------------------------------------------------------------------
Portal Software, Inc.(a)                              78,500    5,014,187
-------------------------------------------------------------------------
Rational Software Corp.(a)                            80,500    7,481,469
-------------------------------------------------------------------------
Siebel Systems, Inc.(a)                               29,100    4,759,669
-------------------------------------------------------------------------
Symantec Corp.(a)                                     55,000    2,966,562
-------------------------------------------------------------------------
VERITAS Software Corp.(a)                            161,000   18,195,516
-------------------------------------------------------------------------
                                                               75,411,290
-------------------------------------------------------------------------

                                                MARKET
                                 SHARES         VALUE

ELECTRICAL EQUIPMENT - 3.81%

Cree, Inc.(a)                        80,000 $ 10,680,000
----------------------------------------------------------
General Electric Co.                180,000    9,540,000
----------------------------------------------------------
Sanmina Corp.(a)                     63,000    5,386,500
----------------------------------------------------------
Symbol Technologies, Inc.           203,500   10,989,000
----------------------------------------------------------
                                              36,595,500
----------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 11.53%

Altera Corp.(a)                         90,300   9,204,956
----------------------------------------------------------
Amkor Technology, Inc.(a)               68,000   2,401,250
----------------------------------------------------------
Analog Devices, Inc.(a)                226,500  17,214,000
----------------------------------------------------------
Atmel Corp.(a)                          81,500   3,005,312
----------------------------------------------------------
Cypress Semiconductor Corp.(a)         125,000   5,281,250
----------------------------------------------------------
Intel Corp.                            195,500  26,135,906
----------------------------------------------------------
Linear Technology Corp.                125,000   7,992,187
----------------------------------------------------------
LSI Logic Corp.(a)                     150,000   8,118,750
----------------------------------------------------------
Texas Instruments Inc.                 174,000  11,951,625
----------------------------------------------------------
Xilinx, Inc.(a)                        237,100  19,575,569
----------------------------------------------------------
                                               110,880,805
----------------------------------------------------------

ENTERTAINMENT - 2.65%

Time Warner Inc.                       150,800  11,460,800
----------------------------------------------------------
TV Guide, Inc. - Class A(a)            125,400   4,294,950
----------------------------------------------------------
Walt Disney Co. (The)                  250,000   9,703,125
----------------------------------------------------------
                                                25,458,875
----------------------------------------------------------

EQUIPMENT (SEMICONDUCTORS) - 4.46%

Applied Materials, Inc.(a)             216,900  19,656,563
----------------------------------------------------------
Credence Systems Corp.(a)               85,200   4,701,975
----------------------------------------------------------
KLA-Tencor Corp.(a)                     77,000   4,509,313
----------------------------------------------------------
Teradyne, Inc.(a)                      190,500  14,001,750
----------------------------------------------------------
                                                42,869,601
----------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.02%

Fannie Mae                              72,500   3,783,594
----------------------------------------------------------
Freddie Mac                            149,700   6,062,850
----------------------------------------------------------
                                                 9,846,444
----------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 2.59%

Allergan, Inc.                         178,000  13,261,000
----------------------------------------------------------
IVAX Corp.(a)                          280,000  11,620,000
----------------------------------------------------------
                                                24,881,000
----------------------------------------------------------

                              AIM V.I. GROWTH FUND                           113

                                                                     MARKET
                                                       SHARES        VALUE

HEALTH CARE (DRUGS - GENERIC & OTHER) - 0.76%

Forest Laboratories, Inc.(a)                               71,900 $  7,261,900
------------------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 3.87%

Pfizer Inc.                                               775,500   37,224,000
------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.75%

Medtronic, Inc.                                             6,500      323,781
------------------------------------------------------------------------------
PE Corp - PE Biosystems Group                             104,000    6,851,000
------------------------------------------------------------------------------
                                                                     7,174,781
------------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.95%

Morgan Stanley Dean Witter & Co.                          110,000    9,157,500
------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.84%

AES Corp. (The)(a)                                        115,000    5,246,875
------------------------------------------------------------------------------
Calpine Capital Trust(a)                                  189,000   12,426,750
------------------------------------------------------------------------------
                                                                    17,673,625
------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 1.35%

Home Depot, Inc. (The)                                    103,000    5,143,563
------------------------------------------------------------------------------
Lowe's Cos., Inc.                                         191,700    7,871,681
------------------------------------------------------------------------------
                                                                    13,015,244
------------------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.36%

Best Buy Co., Inc.(a)                                     150,000    9,487,500
------------------------------------------------------------------------------
Circuit City Stores - Circuit City Group                  107,900    3,580,931
------------------------------------------------------------------------------
                                                                    13,068,431
------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.17%

Tiffany & Co.                                              23,700    1,599,750
------------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.61%

Limited, Inc. (The)                                       272,000    5,882,000
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 3.10%

Nextel Communications, Inc. - Class A(a)                  354,000   21,660,375
------------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                           185,000    8,140,000
------------------------------------------------------------------------------
                                                                    29,800,375
------------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $442,570,126)                                             665,096,903
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 14.62%

BERMUDA - 2.66%

Tyco International Ltd.
 (Manufacturing - Diversified)                            540,000   25,582,500
------------------------------------------------------------------------------

CANADA - 3.75%

Nortel Networks Corp.
 (Communications Equipment)                               492,000   33,579,000
------------------------------------------------------------------------------
PMC-Sierra, Inc. (Electronics - Semiconductors)(a)         14,100    2,505,394
------------------------------------------------------------------------------
                                                                    36,084,394
------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE

FINLAND - 1.97%

Nokia Oyj - ADR (Communications Equipment)            378,500    $ 18,901,348
-----------------------------------------------------------------------------

FRANCE - 1.04%

Alcatel - ADR (Communications Equipment)              150,000       9,975,000
-----------------------------------------------------------------------------

HONG KONG - 1.06%

China Telecom Ltd.
 (Telecommunications - Cellular/Wireless)(a)        1,150,800      10,149,124
-----------------------------------------------------------------------------

ISRAEL - 1.18%

Check Point Software Technologies Ltd. - ADR
 (Computers - Software & Services)(a)                  53,500      11,328,625
-----------------------------------------------------------------------------

NETHERLANDS - 1.43%

Koninklijke (Royal) Philips Electronics N.V.
 (Electrical Equipment)                               184,000       8,661,025
-----------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
 N.V. - ADR (Electrical Equipment)                    106,720       5,069,200
-----------------------------------------------------------------------------
                                                                   13,730,225
-----------------------------------------------------------------------------

SWEDEN - 1.53%

Telefonaktiebolaget LM Ericsson A.B. - ADR
 (Communications Equipment)                           737,200      14,744,000
-----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests
   (Cost $96,907,623)                                             140,495,216
-----------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 0.39%

U.S. TREASURY BILLS - 0.39%(B)

U.S. Treasury Bills 5.66%, 09/21/00
 (Cost $3,751,131)                              $   3,800,000(c)    3,753,184
-----------------------------------------------------------------------------

MONEY MARKET FUNDS - 15.58%

STIC Liquid Assets Portfolio(d)                    74,902,817      74,902,817
-----------------------------------------------------------------------------
STIC Prime Portfolio(d)                            74,902,817      74,902,817
-----------------------------------------------------------------------------
  Total Money Market Funds
   (Cost $149,805,634)                                            149,805,634
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.78%
 (Cost $693,034,514)                                              959,150,937
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.22%                               2,108,898
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $961,259,835
=============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

114                          AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $693,034,514)          $959,150,937
----------------------------------------------------------------------
Foreign currencies, at value (cost $38,764)                     38,587
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            3,330,156
----------------------------------------------------------------------
 Variation margin                                              459,550
----------------------------------------------------------------------
 Fund shares sold                                            1,401,916
----------------------------------------------------------------------
 Dividends                                                     671,169
----------------------------------------------------------------------
Investment for deferred compensation plan                       32,413
----------------------------------------------------------------------
  Total assets                                             965,084,728
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       2,343,664
----------------------------------------------------------------------
 Fund shares reacquired                                        373,037
----------------------------------------------------------------------
 Deferred compensation plan                                     32,413
----------------------------------------------------------------------
Accrued advisory fees                                          478,984
----------------------------------------------------------------------
Accrued administrative services fees                           586,597
----------------------------------------------------------------------
Accrued trustees' fees                                           1,898
----------------------------------------------------------------------
Accrued operating expenses                                       8,300
----------------------------------------------------------------------
  Total liabilities                                          3,824,893
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $961,259,835
======================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                28,412,105
======================================================================
Net asset value, offering and redemption price per share  $      33.83
======================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $38,063)              $ 3,590,442
----------------------------------------------------------------------------
Interest                                                             71,895
----------------------------------------------------------------------------
  Total investment income                                         3,662,337
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     2,601,610
----------------------------------------------------------------------------
Administrative services fee                                         665,063
----------------------------------------------------------------------------
Custodian fees                                                       61,431
----------------------------------------------------------------------------
Trustees' fees                                                        4,501
----------------------------------------------------------------------------
Other                                                                98,240
----------------------------------------------------------------------------
  Total expenses                                                  3,430,845
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                         (974)
----------------------------------------------------------------------------
  Net expenses                                                    3,429,871
----------------------------------------------------------------------------
Net investment income                                               232,466
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS

Net realized gain (loss) from:
 Investment securities                                           26,217,945
----------------------------------------------------------------------------
 Foreign currencies                                                    (712)
----------------------------------------------------------------------------
 Futures contracts                                                 (569,905)
----------------------------------------------------------------------------
 Option contracts written                                            69,331
----------------------------------------------------------------------------
                                                                 25,716,659
----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                            8,021,074
----------------------------------------------------------------------------
 Foreign currencies                                                    (656)
----------------------------------------------------------------------------
 Futures contracts                                                 (821,285)
----------------------------------------------------------------------------
 Option contracts written                                         1,424,785
----------------------------------------------------------------------------
                                                                  8,623,918
----------------------------------------------------------------------------
Net gain on investment securities, foreign currencies, futures
 and option contracts                                            34,340,577
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $34,573,043
============================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND                           115

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                       JUNE 30,   DECEMBER 31,
                                                         2000         1999
                                                     ------------ ------------
OPERATIONS:

 Net investment income                               $    232,466 $    184,029
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option contracts     25,716,659   26,426,223
-------------------------------------------------------------------------------
 Change in net unrealized appreciation of investment
  securities, foreign currencies, futures and option
  contracts                                             8,623,918  137,276,135
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                          34,573,043  163,886,387
-------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                        --   (1,318,758)
-------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                         --  (23,117,297)
-------------------------------------------------------------------------------
Share transaction - net                               222,591,112  192,730,597
-------------------------------------------------------------------------------
  Net increase in net assets                          257,164,155  332,180,929
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                  704,095,680  371,914,751
-------------------------------------------------------------------------------
 End of period                                       $961,259,835 $704,095,680
===============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $644,120,370 $421,529,258
-------------------------------------------------------------------------------
 Undistributed net investment income                      276,697       44,231
-------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and option
  contracts                                            50,855,267   25,138,608
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts    266,007,501  257,383,583
-------------------------------------------------------------------------------
                                                     $961,259,835 $704,095,680
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to seek growth of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees.

116                          AIM V.I. GROWTH FUND

    Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $663,063 of which AIM retained $55,387 for accounting services provided.

                             AIM V.I. GROWTH FUND                            117

 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $2,272 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $974 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $974.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $620,756,206 and $465,620,145, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $276,650,762
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (10,544,356)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $266,106,406
===========================================================================

Cost of investments for tax purposes is $693,044,531.

NOTE 7 - CALL OPTION CONTRACTS
Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                                               CALL OPTION CONTRACTS
                                             --------------------------
                                             NUMBER OF        PREMIUMS
                                             CONTRACTS        RECEIVED
                                             ---------       ----------
Beginning of period                            1,546         $1,540,128
------------------------------------------------------------------------
Closed                                        (1,546)        (1,540,128)
------------------------------------------------------------------------
End of period                                     --                 --
========================================================================

NOTE 8 - FUTURES CONTRACTS
On June 30, 2000, $3,800,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                              UNREALIZED
           NO. OF     MONTH/      MARKET     APPRECIATION
CONTRACT  CONTRACTS COMMITMENT     VALUE    (DEPRECIATION)
--------  --------- ----------- ----------- --------------
S&P 500      182    Sept 00/Buy $66,798,550   $(107,072)
==========================================================

118                          AIM V.I. GROWTH FUND

NOTE 9 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                JUNE 30, 2000           DECEMBER 31, 1999
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES        AMOUNT
                           ----------  ------------  -----------  ------------
Sold                        7,795,678  $263,510,939    8,907,542  $247,736,478
-------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --      820,552    24,436,055
-------------------------------------------------------------------------------
Reacquired                 (1,214,961)  (40,919,827)  (2,893,968)  (79,441,936)
-------------------------------------------------------------------------------
                            6,580,717  $222,591,112    6,834,126  $192,730,597
===============================================================================

NOTE 10 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.


                                                                                  ELEVEN
                         SIX MONTHS          YEAR ENDED DECEMBER 31,           MONTHS ENDED   YEAR ENDED
                         ENDED JUNE    --------------------------------------  DECEMBER 31,   JANUARY 31,
                          30, 2000     1999(A)     1998      1997      1996        1995          1995
                         ----------    --------  --------  --------  --------  ------------   -----------
Net asset value,
 beginning of period      $  32.25     $  24.80  $  19.83  $  16.25  $  14.44    $  10.71       $ 11.59
---------------------------------------------------------------------------------------------------------
Income from investment
 operations:
---------------------------------------------------------------------------------------------------------
 Net investment income        0.01         0.01      0.08      0.08      0.07        0.09          0.06
---------------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                 1.57         8.63      6.57      4.27      2.52        3.65         (0.88)
---------------------------------------------------------------------------------------------------------
  Total from investment
   operations                 1.58         8.64      6.65      4.35      2.59        3.74         (0.82)
---------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------
 Dividends from net
  investment income             --        (0.06)    (0.09)    (0.09)    (0.06)      (0.01)        (0.06)
---------------------------------------------------------------------------------------------------------
 Distributions from net
  realized gains                --        (1.13)    (1.59)    (0.68)    (0.72)         --            --
---------------------------------------------------------------------------------------------------------
  Total distributions           --        (1.19)    (1.68)    (0.77)    (0.78)      (0.01)        (0.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  33.83     $  32.25  $  24.80  $  19.83  $  16.25    $  14.44       $ 10.71
=========================================================================================================
Total return(b)               4.90%       35.24%    34.12%    26.87%    18.09%      34.89%        (7.11)%
=========================================================================================================
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000s omitted)    $961,260     $704,096  $371,915  $258,852  $178,638    $102,600       $45,497
=========================================================================================================
Ratio of expenses to
 average net assets           0.81%(c)     0.73%     0.72%     0.73%     0.78%       0.84%(d)      0.95%
=========================================================================================================
Ratio of net investment
 income to average net
 assets                       0.05%(c)     0.04%     0.41%     0.54%     0.79%       0.95%(d)      0.71%
=========================================================================================================
Portfolio turnover rate         62%         101%      133%      132%      143%        125%          179%
=========================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $850,204,267.
(d) Annualized.

                              AIM V.I. GROWTH FUND                           119

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Growth Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert
     H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................    20,952,520   451,774  1,276,198
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........    20,582,168   617,510  1,480,814
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................    20,378,773   783,207  1,518,512
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........    20,685,318   563,489  1,431,685
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........    20,712,926   563,212  1,404,354
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................    20,510,260   749,969  1,420,263
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................    20,416,655   824,758  1,439,079
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................    20,394,845   858,946  1,426,701
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................    20,262,847   830,689  1,586,956
 (5)    Approval of changing the Investment
        Objective and Making it Non-
        Fundamental........................    20,030,821 1,002,649  1,647,022
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............    20,030,821   274,434  1,241,987

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

120                          AIM V.I. GROWTH FUND


SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. GROWTH AND INCOME FUND

VOLATILITY CREATES CHALLENGING
ENVIRONMENT FOR FUND

HOW DID AIM V.I. GROWTH AND INCOME         increase in May, the biggest increase in  in terms of their earnings--we focus
FUND PERFORM OVER THE SIX-MONTH            more than five years--to 6.50% in an      on companies in growth industries
REPORTING PERIOD?                          effort to cool what it feared was a       or sectors, and we strive to understand
Despite volatile markets, AIM V.I. Growth  too-hot growth rate for the U.S. economy. what's behind the numbers, what factors
and Income Fund finished in positive         With consumers spending more and        drive a company's earnings and if those
territory for the reporting period. For    companies struggling to hire enough       factors are sustainable. This allows us
the six months ended June 30, 2000, the    employees, the U.S. economy's record      to make buy and sell decisions based
fund produced a total return of 1.11%.     expansion appeared poised to set off      on concrete research rather than on
This performance beat the S&P 500 Index,   inflation. Investors and analysts alike   market sentiment.
which had a return of -0.43% for the       wondered how much farther the Fed
same period.                               would continue its tightening cycle--in   WHAT WERE THE FUND'S TOP
                                           progress since June 1999--before being    SECTOR WEIGHTINGS?
WHAT WERE MARKET CONDITIONS LIKE OVER      satisfied that inflation remained under   Technology, financials and health care
THE REPORTING PERIOD?                      control. Many investors chose to wait     continue to have the heaviest weightings
The watchwords for the first six months    things out, evidenced in the general      in the fund's portfolio. Our technology
of 2000 were volatility and inflation.     decline of trading volumes late in the    weighting is about 36%, with an emphasis
Coming off remarkable returns for 1999,    reporting period.                         on software and services, communications
markets--particularly the technology       ________________________________________  equipment and semiconductors. Technol-
sector--experienced pronounced volatility  | WE MAINTAINED OUR BIAS TOWARD           ogy continues to see tremendous growth
during the first quarter of 2000 and       | LARGER, MORE ESTABLISHED COMPANIES.     as a result of the proliferation of the
into the second quarter as some                                                      global wireless boom and increased
companies' sky-high valuations came into   DID YOU MANAGE THE FUND DIFFERENTLY,      spending by large corporations shifting
question. The sell-off that ensued caused  GIVEN THE MARKET ENVIRONMENT?             business models to compete in the
many such stocks to plummet in the Nasdaq  We maintained our bias toward larger,     Internet economy.
shakeout in April.                         more established companies. Our             The financial and health-care sectors
  Added to that were rising interest rates investment discipline holds that we do    had a mixed first half of the year.
and investors' concerns regarding poten-   not try to time the market by moving      Financial stocks tend to get punished
tial inflation, both of which shook        in and out of stocks that go in and out   whenever inflation fears surface
market confidence across the board. Since  of favor for various reasons.             among investors, as happened over the
the beginning of the year, the Federal     Instead, we look at companies             last six months. Health-care stocks,
Reserve Board (the Fed) has raised the                                               particularly drug companies, benefited
federal funds rate three times--including                                            from the excitement
a 0.50%

____________________________________________________________________________________________________________________________________
|
|   THE DECLINE OF DIVIDENDS
|
|   For the first time in recent history, a quarter of             dividends, and increasing numbers of major companies
|   the value of the S&P 500 comes from companies that do          are not paying them at all.
|   not pay dividends. (A dividend is a distribution                   What does this mean for AIM V.I. Growth and Income
|   of earnings to shareholders.) Twenty years ago, only 2%        Fund? In February, the fund's investment policy was
|   of the index's value came from such companies.                 changed to allow it to respond to market conditions
|   What has changed?                                              such as this downward dividend trend. Companies that pay
|     A company previously used dividends to convince              or raise their dividends will continue to be an important
|   investors that it was successful and worthy of investment.     part of the fund's portfolio, but so will high-quality
|   Today, many investors consider stocks less risky than they     growth companies.
|   used to, so the demand for dividends has decreased. Fewer
|   companies are raising

                        AIM V.I. GROWTH AND INCOME FUND                      121


SEMIANNUAL REPORT/MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION                                                                WHAT IS YOUR NEAR-TERM OUTLOOK?
                                                                                     While there are signs that the economy
As of 6/30/00, based on total net assets                                             may at last be slowing to a sustainable
                                                                                     growth level, the Fed deems it too early
TOP 10 EQUITY HOLDINGS                     TOP 10 INDUSTRIES                         to say with finality that its rate hikes
----------------------------------------   ----------------------------------------  have indeed halted inflation. The fact
 1. Tyco International Ltd.                 1. Computers                             that the Fed did not raise interest
    (Bermuda)                      5.17%       (Software & Services)          9.89%  rates at its June meeting may indicate
----------------------------------------   ----------------------------------------  that its tightening cycle is winding
 2. Pfizer Inc.                    4.68     2. Communications Equipment       8.75   down.
----------------------------------------   ----------------------------------------    However, uncertainty over the Fed's
 3. Target Corp.                   4.11     3. Health Care (Diversified)      6.78   actions and other factors could
----------------------------------------   ----------------------------------------  perpetuate the volatility that has
 4. Morgan Stanley                          4. Electronics (Semiconductors)   6.18   characterized markets in recent months.
    Dean Witter & Co.              3.63    ----------------------------------------  Although we believe that the environment
----------------------------------------    5. Investment Banking/Brokerage   5.92   for equities remains largely favorable,
 5. Cisco Systems, Inc.            3.47    ----------------------------------------  investors would be well advised to
----------------------------------------    6. Financial (Diversified)        5.24   maintain a long-term perspective on
 6. VERITAS Software Corp.         3.08    ----------------------------------------  their investment.
----------------------------------------    7. Manufacturing (Diversified)    5.17
 7. Chase Manhattan Corp. (The)    3.02    ----------------------------------------  FUND PERFORMANCE
----------------------------------------    8. Computers (Hardware)           4.97
 8. Citigroup Inc.                 2.63    ----------------------------------------  AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------    9. Retail (General Merchandise)   4.53
 9. American Express Co.           2.61    ----------------------------------------  As of 6/30/00
----------------------------------------   10. Computers (Networking)         3.47
10. General Electric Co.           2.60    ----------------------------------------  -------------------------------------
----------------------------------------                                             Inception (5/2/94)             22.54%
                                                                                     -------------------------------------
The fund's portfolio is subject to change, and there is no assurance that the        5 years                        23.83
fund will continue to hold any particular security.                                  -------------------------------------
                                                                                     1 year                         18.48
surrounding the mapping of the human       relationship management software,         -------------------------------------
genome. A rough draft of the genetic       and e-business software and services.
makeup of the human body has been                                                    Past performance cannot guarantee
completed, which may lead to new block-    WHAT OTHER HOLDINGS BENEFITED             comparable future results. MARKET
buster drugs for the treatment of          THE FUND?                                 VOLATILITY CAN SIGNIFICANTLY IMPACT
disease.                                   Pharmaceutical giant Pfizer, the fund's   SHORT-TERM PERFORMANCE. RESULTS OF AN
                                           second-largest holding, recently merged   INVESTMENT MADE TODAY MAY DIFFER
WHAT TECH-RELATED COMPANIES                with Warner-Lambert to become one of      SUBSTANTIALLY FROM THE HISTORICAL
DID YOU FAVOR?                             the world's largest and fastest-growing   PERFORMANCE SHOWN.
The fund's technology holdings are         drug companies. The acquisition allows
earnings-momentum stocks with solid        Pfizer to add Lipitor, a leading          The performance figures in this report,
company fundamentals. For example,         cholesterol-lowering drug, to its stable  which represent AIM V.I. Growth and
VERITAS Software is a market leader in     of successful medications, which          Income Fund, are not intended to reflect
the storage-management software            includes Celebrex (for arthritis),        actual annuity values, and they do
business. Its products are embedded in     Norvasc (for heart disease) and Zoloft    not reflect charges at the separate-
most of the leading server systems         (an anti-depressant).                     account level which (if applied) would
being sold to large corporations and         Fund holding General Electric is a      lower them. AIM V.I. Growth and Income
telecommunications service providers,      dominant force in a wide range of indus-  Fund's performance figures are historical,
as spending on Internet infrastructure     tries. GE manufactures everything from    and they reflect the reinvestment of
increases.                                 household appliances to light bulbs to    distributions and changes in net asset
  Other tech-related holdings include      medical imaging equipment--as well as     value. The fund's investment return and
Cisco Systems and Nortel Networks. Cisco   the power plants to run them. GE Capital  principal value will fluctuate, so an
is the leading maker of routers,           Services, which accounts for half the     investor's shares, when redeemed, may
switches and other equipment used to       company's sales, is among the largest     be worth more or less than their
create Internet connections. Nortel is     financial-services companies in the       original cost.
a leader in fiber-optic systems for        United States.                              The unmanaged National Association of
high-capacity data and voice networks,                                               Securities Dealers Automated Quotation
and it has flourished by buying into                                                 System Composite Index (the Nasdaq) is
computer telephony, customer                                                         a market-value-weighted index comprising
                                                                                     all domestic and non-U.S.-based common
                                                                                     stocks listed on the Nasdaq system. It
                                                                                     includes more than 5,000 companies, and
                                                                                     it is often considered representative
                                                                                     of the small and medium-sized company stock
                                                                                     universe. While it includes many small
                                                                                     and mid-sized company stocks,
                                                                                     large-capitalization technology companies
                                                                                     tend to dominate the index.
                                                                                       The unmanaged Standard & Poor's
                                                                                     Composite Index of 500 Stocks
                                                                                     (the S&P 500) represents the performance
                                                                                     of the stock market in general. An
                                                                                     investment cannot be made in an index.
                                                                                     Unless otherwise indicated, index
                                                                                     results include reinvested dividends.

122                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                          MARKET
                                               SHARES      VALUE
DOMESTIC STOCKS & OTHER EQUITY
 INTERESTS - 77.92%

BANKS (MONEY CENTER) - 3.02%

Chase Manhattan Corp. (The)                   1,800,000 $82,912,500
-------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.83%

AT&T Corp. - Liberty Media Group-Class A(a)   1,500,000  36,375,000
-------------------------------------------------------------------
Comcast Corp. - Class A(a)                    1,025,000  41,512,500
-------------------------------------------------------------------
                                                         77,887,500
-------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.41%

Monsanto Co. - $2.60 Conv. Pfd.                 250,000  11,312,500
-------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.86%

JDS Uniphase Corp.(a)                           300,000  35,962,500
-------------------------------------------------------------------
QUALCOMM Inc.(a)                                255,000  15,300,000
-------------------------------------------------------------------
                                                         51,262,500
-------------------------------------------------------------------

COMPUTERS (HARDWARE) - 4.66%

Dell Computer Corp.(a)                          900,000  44,381,250
-------------------------------------------------------------------
Gateway, Inc.(a)                                274,700  15,589,225
-------------------------------------------------------------------
Sun Microsystems, Inc.(a)                       750,000  68,203,125
-------------------------------------------------------------------
                                                        128,173,600
-------------------------------------------------------------------

COMPUTERS (NETWORKING) - 3.47%

Cisco Systems, Inc.(a)                        1,500,000  95,343,750
-------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.68%

EMC Corp.(a)                                    600,000  46,162,500
-------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 7.65%

Microsoft Corp.(a)                              175,000  14,000,000
-------------------------------------------------------------------
Novell, Inc.(a)                               1,080,000   9,990,000
-------------------------------------------------------------------
Oracle Corp.(a)                                 750,000  63,046,875
-------------------------------------------------------------------
VERITAS Software Corp.(a)                       750,000  84,761,719
-------------------------------------------------------------------
Vitria Technology, Inc.(a)                      325,000  19,865,625
-------------------------------------------------------------------
Yahoo! Inc.(a)                                  150,000  18,581,250
-------------------------------------------------------------------
                                                        210,245,469
-------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.21%

General Electric Co.                          1,350,000  71,550,000
-------------------------------------------------------------------
Solectron Corp.(a)                              400,000  16,750,000
-------------------------------------------------------------------
                                                         88,300,000
-------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 4.55%

Intel Corp.                                     525,000  70,185,937
-------------------------------------------------------------------
Linear Technology Corp.                         215,000  13,746,562
-------------------------------------------------------------------
Texas Instruments Inc.                          600,000  41,212,500
-------------------------------------------------------------------
                                                        125,144,999
-------------------------------------------------------------------


                                                             MARKET
                                                 SHARES      VALUE
ENTERTAINMENT - 2.32%

Time Warner Inc.                                  454,520 $ 34,543,520
----------------------------------------------------------------------
Walt Disney Co. (The)                             750,000   29,109,375
----------------------------------------------------------------------
                                                            63,652,895
----------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.99%

Applied Materials, Inc.(a)                        300,000   27,187,500
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.24%

American Express Co.                            1,375,000   71,671,875
----------------------------------------------------------------------
Citigroup Inc.                                  1,200,000   72,300,000
----------------------------------------------------------------------
                                                           143,971,875
----------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 6.78%

Allergan, Inc.                                    300,000   22,350,000
----------------------------------------------------------------------
American Home Products Corp.                      600,000   35,250,000
----------------------------------------------------------------------
Pfizer Inc.                                     2,681,250  128,700,000
----------------------------------------------------------------------
                                                           186,300,000
----------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.94%

Genentech, Inc.(a)                                150,000   25,800,000
----------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 0.71%

Pharmacia Corp.                                   375,000   19,382,813
----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.53%

Health Management Associates, Inc.-Class A(a)   1,116,000   14,577,750
----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.94%

UnitedHealth Group Inc.                           300,000   25,725,000
----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.89%

Guidant Corp.(a)                                  225,000   11,137,500
----------------------------------------------------------------------
Medtronic, Inc.                                   270,000   13,449,375
----------------------------------------------------------------------
                                                            24,586,875
----------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.56%

American International Group, Inc.                600,000   70,500,000
----------------------------------------------------------------------

INSURANCE BROKERS - 0.67%

Marsh & McLennan Cos., Inc.                       175,000   18,276,563
----------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 5.92%

Goldman Sachs Group, Inc. (The)                   300,000   28,462,500
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         300,000   34,500,000
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                1,200,000   99,900,000
----------------------------------------------------------------------
                                                           162,862,500
----------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.86%

Schlumberger Ltd.                                 400,000   29,850,000
----------------------------------------------------------------------
Transocean Sedco Forex Inc.                       400,000   21,375,000
----------------------------------------------------------------------
                                                            51,225,000
----------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND                      123

                                                                      MARKET
                                                          SHARES       VALUE
OIL (INTERNATIONAL INTEGRATED) - 0.86%

Exxon Mobil Corp.                                          300,000 $  23,550,000
--------------------------------------------------------------------------------

RAILROADS - 0.97%

Kansas City Southern Industries, Inc.                      300,000    26,606,250
--------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.82%

Home Depot, Inc. (The)                                     450,000    22,471,875
--------------------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.94%

Best Buy Co., Inc.(a)                                      450,000    28,462,500
--------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                     750,000    24,890,625
--------------------------------------------------------------------------------
                                                                      53,353,125
--------------------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.91%

Kohl's Corp.(a)(b)                                         450,000    25,031,250
--------------------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.70%

Walgreen Co.                                               600,000    19,312,500
--------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 4.53%

Target Corp.                                             1,950,000   113,100,000
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                      200,000    11,525,000
--------------------------------------------------------------------------------
                                                                     124,625,000
--------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.40%

Amazon.com, Inc.(a)                                        300,000    10,893,750
--------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.39%

Cendant Corp.-$3.75 Conv. PRIDES                           300,000    10,695,660
--------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.04%

First Data Corp.                                           575,000    28,534,375
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.67%

Nextel Communications, Inc.-Class A(a)                     750,000    45,890,625
--------------------------------------------------------------------------------
  Total Domestic Stocks & Other Equity Interests (Cost
   $1,517,847,055)                                                 2,141,758,499
--------------------------------------------------------------------------------

FOREIGN STOCKS - 12.95%

BERMUDA - 5.17%

Tyco International Ltd. (Manufacturing -  Diversified)   3,000,000   142,125,000
--------------------------------------------------------------------------------

CANADA - 3.86%

Celestica Inc. (Electronics - Semiconductors)(a)           900,000    44,662,500
--------------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)           900,000    61,425,000
--------------------------------------------------------------------------------
                                                                     106,087,500
--------------------------------------------------------------------------------

FINLAND - 2.50%

Nokia Oyj - ADR (Communications Equipment)               1,377,600    68,793,900
--------------------------------------------------------------------------------

SWEDEN - 1.42%

Telefonaktiebolaget LM Ericsson - ADR (Communications
 Equipment)                                              1,950,000    39,000,000
--------------------------------------------------------------------------------
  Total Foreign Stocks (Cost $259,939,237)                           356,006,400
--------------------------------------------------------------------------------

                                                      PRINCIPAL      MARKET
                                                       AMOUNT        VALUE
CORPORATE BONDS & NOTES - 3.74%

COMMUNICATIONS EQUIPMENT - 0.73%

Juniper Networks, Inc., Unsec. Conv. Notes, 4.75%,
 03/15/07                                            $18,000,000 $   19,980,000
-------------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.31%

Candescent Technology Corp., Sr. Conv. Sub. Deb.,
 8.00%, 05/01/03 (Acquired 04/17/98-03/07/00; Cost
 $10,738,438)(c)                                      12,000,000      8,700,000
-------------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 2.24%

Redback Networks Inc., Conv. Notes, 5.00%, 04/01/07
 (Acquired 04/13/00-04/17/00; Cost $10,036,550)(c)    15,000,000     17,156,250
-------------------------------------------------------------------------------
VERITAS Software Corp., Conv. Unsec. Notes, 5.25%,
 11/01/04                                              3,750,000     44,376,562
-------------------------------------------------------------------------------
                                                                     61,532,812
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.46%

Amazon.com, Inc., Conv. Sub. Deb., 4.75%, 02/01/09    20,000,000     12,675,000
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes (Cost $63,470,015)                    102,887,812
-------------------------------------------------------------------------------
                                                       SHARES

MONEY MARKET FUNDS - 5.36%

STIC Liquid Assets Portfolio(d)                       73,713,889     73,713,889
-------------------------------------------------------------------------------
STIC Prime Portfolio(d)                               73,713,889     73,713,889
-------------------------------------------------------------------------------
  Total Money Market Funds (Cost $147,427,778)                      147,427,778
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.97%
 (Cost $1,988,684,085)                                            2,748,080,489
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.03%                                   747,675
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $2,748,828,164
===============================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 6.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $25,856,250 which represented 0.94% of the Fund's net assets.
(d) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

124                     AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $1,988,684,085)        $2,748,080,489
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              9,194,715
------------------------------------------------------------------------
 Fund shares sold                                              1,630,010
------------------------------------------------------------------------
 Dividends and Interest                                        2,128,407
------------------------------------------------------------------------
Investment for deferred compensation plan                         34,616
------------------------------------------------------------------------
Other assets                                                      94,010
------------------------------------------------------------------------
  Total assets                                             2,761,162,247
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                         8,550,935
------------------------------------------------------------------------
 Fund shares reacquired                                          909,247
------------------------------------------------------------------------
 Options written (premiums received $297,990)                    228,125
------------------------------------------------------------------------
 Deferred compensation plan                                       34,616
------------------------------------------------------------------------
Accrued advisory fees                                          1,353,520
------------------------------------------------------------------------
Accrued administrative services fees                           1,254,550
------------------------------------------------------------------------
Accrued trustees' fees                                             3,090
------------------------------------------------------------------------
  Total liabilities                                           12,334,083
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $2,748,828,164
========================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                  86,073,747
========================================================================
Net asset value, offering and redemption price per share  $        31.94
========================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $62,266)             $  8,887,356
----------------------------------------------------------------------------
Interest                                                          1,781,413
----------------------------------------------------------------------------
  Total investment income                                        10,668,769
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     7,809,155
----------------------------------------------------------------------------
Administrative services fee                                       2,660,343
----------------------------------------------------------------------------
Custodian fees                                                      118,102
----------------------------------------------------------------------------
Trustees' fees                                                        7,217
----------------------------------------------------------------------------
Other                                                               378,893
----------------------------------------------------------------------------
  Total expenses                                                 10,973,710
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (2,367)
----------------------------------------------------------------------------
  Net expenses                                                   10,971,343
----------------------------------------------------------------------------
Net investment income (loss)                                       (302,574)
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS

Net realized gain from:
 Investment securities                                           68,935,933
----------------------------------------------------------------------------
 Option contracts written                                         1,072,868
----------------------------------------------------------------------------
                                                                 70,008,801
----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                          (39,913,305)
----------------------------------------------------------------------------
 Foreign currencies                                                  (1,550)
----------------------------------------------------------------------------
 Option contracts written                                            69,865
----------------------------------------------------------------------------
                                                                (39,844,990)
----------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 option contracts                                                30,163,811
----------------------------------------------------------------------------
Net increase in net assets resulting from operations           $ 29,861,237
============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND                      125

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                 JUNE 30,       DECEMBER 31,
                                                   2000             1999
                                              ---------------  --------------
OPERATIONS:

 Net investment income (loss)                 $      (302,574) $    3,782,645
------------------------------------------------------------------------------
 Net realized gain from investment securities
  and option contracts                             70,008,801      71,650,427
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities,
  foreign currencies and option contracts         (39,844,990)    487,767,671
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                      29,861,237     563,200,743
------------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                                         --     (11,988,578)
------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains                                            --      (8,277,648)
------------------------------------------------------------------------------
Share transactions-net                            275,702,947     638,270,694
------------------------------------------------------------------------------
  Net increase in net assets                      305,564,184   1,181,205,211
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                            2,443,263,980   1,262,058,769
------------------------------------------------------------------------------
 End of period                                $ 2,748,828,164  $2,443,263,980
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                $ 1,849,889,064  $1,574,186,117
------------------------------------------------------------------------------
 Undistributed net investment income                3,108,472       3,411,046
------------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities and option contracts      136,369,819      66,361,018
------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                       759,460,809     799,305,799
------------------------------------------------------------------------------
                                              $ 2,748,828,164  $2,443,263,980
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Growth and Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is growth of capital with a secondary objective of current income.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts

126                      AIM V.I. GROWTH AND INCOME FUND
   generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $2,660,343 of which AIM retained $82,352 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $3,462 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $2,367 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,367.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                        AIM V.I. GROWTH AND INCOME FUND                     127

NOTE 6 - CALL OPTION CONTRACTS
Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     --------- -----------
Beginning of period       --   $        --
-------------------------------------------
Written                7,500     4,210,934
-------------------------------------------
Closed                (2,119)   (1,461,184)
-------------------------------------------
Exercised             (2,131)     (749,192)
-------------------------------------------
Expired               (2,750)   (1,702,568)
-------------------------------------------
End of period            500   $   297,990
===========================================

Open call option contracts written at June 30, 2000 were as follows:

                                                   JUNE 30,
              CONTRACT STRIKE NUMBER OF PREMIUMS     2000      UNREALIZED
ISSUE          MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE APPRECIATION
-----         -------- ------ --------- -------- ------------ ------------
Kohl's Corp.   Jul-00   $53      500    $297,990   $228,125     $69,865
==========================================================================

NOTE 7 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $1,281,392,566 and $1,029,828,800, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $788,843,149
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (32,894,106)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $755,949,043
===========================================================================

Cost of investments for tax purposes is $1,992,131,446.

NOTE 8 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                JUNE 30, 2000           DECEMBER 31, 1999
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        9,970,233  $314,764,915  27,157,175  $712,881,530
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --     704,177    20,266,226
------------------------------------------------------------------------------
Reacquired                 (1,234,950)  (39,061,968) (3,653,912)  (94,877,062)
------------------------------------------------------------------------------
                            8,735,283  $275,702,947  24,207,440  $638,270,694
==============================================================================

128                     AIM V.I. GROWTH AND INCOME FUND

NOTE 9 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS                                                     ELEVEN        MAY 2, 1994
                           ENDED                 YEAR ENDED DECEMBER 31,             MONTHS ENDED   (DATE OPERATIONS
                          JUNE 30,       ------------------------------------------  DECEMBER 31,    COMMENCED) TO
                            2000          1999(a)     1998(a)      1997      1996        1995       JANUARY 31, 1995
                         ----------      ----------  ----------  --------  --------  ------------   ----------------
Net asset value,
 beginning of period     $    31.59      $    23.75  $    18.87  $  15.03  $  12.68    $  9.98           $10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
  (loss)                      (0.01)           0.06        0.26      0.13      0.16       0.14             0.11
----------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                  0.36            8.05        4.95      3.74      2.36       3.11            (0.02)
----------------------------------------------------------------------------------------------------------------------
  Total from investment
   operations                  0.35            8.11        5.21      3.87      2.52       3.25             0.09
----------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income              --           (0.16)      (0.09)    (0.01)    (0.14)     (0.14)           (0.11)
----------------------------------------------------------------------------------------------------------------------
 Distributions from net
  realized gains                 --           (0.11)      (0.24)    (0.02)    (0.03)     (0.41)              --
----------------------------------------------------------------------------------------------------------------------
  Total distributions            --           (0.27)      (0.33)    (0.03)    (0.17)     (0.55)           (0.11)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                  $    31.94      $    31.59  $    23.75  $  18.87  $  15.03    $ 12.68           $ 9.98
======================================================================================================================
Total return(b)                1.11%          34.25%      27.68%    25.72%    19.95%     32.65%            0.90%
======================================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $2,748,828      $2,443,264  $1,262,059  $639,113  $209,332    $38,567           $7,380
======================================================================================================================
Ratio of expenses to
 average net assets            0.85%(c)        0.77%       0.65%     0.69%     0.78%      0.78%(d)         1.07%(d)(e)
======================================================================================================================
Ratio of net investment
 income (loss) to
 average net assets           (0.02)%(c)       0.22%       1.34%     1.15%     2.05%      1.92%(d)         1.95%(d)(e)
======================================================================================================================
Portfolio turnover rate          41%             93%        140%      135%      148%       145%              96%
======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $2,590,887,455.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.72% (annualized).

                        AIM V.I. GROWTH AND INCOME FUND                      129

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Growth and Income Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund so that it is non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................    71,570,581 1,924,160  5,027,462
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........    69,168,631 2,869,760  6,483,812
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................    68,609,341 3,358,060  6,554,802
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........    69,643,515 2,827,728  6,050,960
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........    69,607,197 2,745,331  6,169,675
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................    68,993,727 3,421,142  6,107,334
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................    68,919,694 3,520,901  6,081,608
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................    68,539,395 3,819,587  6,163,221
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................    68,289,716 3,771,235  6,461,252
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................    67,976,340 3,792,344  6,753,519
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............    72,850,056 1,017,822  4,654,325

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

130                     AIM V.I. GROWTH AND INCOME FUND


SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. HIGH YIELD FUND
BOND MARKET CONTINUES TO STRUGGLE


THUS FAR, 2000 HAS BEEN ANOTHER              IN JUNE, THE CORPORATE BOND SECTOR  |     While the Treasury market rallied,
CHALLENGING YEAR FOR CORPORATE BONDS. HOW   RECORDED ONE OF THE BEST RETURNS OF  |   corporate bonds struggled at the
DID AIM V.I. HIGH YIELD FUND PERFORM?          ANY FIXED-INCOME SECTOR, UP MORE  |   beginning of the year but returned
Stock-market volatility, rising interest                 THAN 2% FOR THE MONTH.  |   to life near the end of the reporting
rates and large cash outflows from high-   ______________________________________|   period. In June, the corporate bond
yield mutual funds weighed heavily on the                                            sector recorded one of the best returns
high-yield bond sector. AIM V.I. High      increase was the sixth since last summer  of any fixed-income sector, up more than
Yield Fund was not immune to this trend.   and the largest in more than five years.  2% for the month.
For the six months ended June 30, 2000,    Market observers, however, blew a
the fund posted a return of -3.21%.        collective sigh of relief when the Fed,   HOW DID HIGH-YIELD BONDS FARE IN THIS
While the high-yield market struggled      seeing signs that the economy was slow-   DIFFICULT MARKET?
through much of the reporting period,      ing, decided not to raise interest        Until nearly June, the high-yield bond
the six-month return belies an improving   rates again in June.                      market suffered from what could be
high-yield picture as the fund posted a                                              considered a difficult technical
return of 2.46% for June.                  HOW DID FIXED-INCOME MARKETS REACT TO     situation--more cash outflows than
                                           RISING INTEREST-RATE CONDITIONS?          inflows and poor liquidity. In fact,
WHAT CONDITIONS INFLUENCED FIXED-          U.S. Treasury issues handily outpaced     cash outflows from high-yield mutual funds
INCOME MARKETS FOR THE FIRST HALF OF       corporate issues (particularly high-yield thus far this year have been higher than
2000?                                      bonds) on a total-return basis during the all cash inflows into high-yield funds
A tight labor market, signs of rising      first quarter of the year and for the     for all 1999. Fortunately, a reversal
inflation and persistently robust growth   reporting period. The 30-year Treasury    of this trend began in June, as cash
led the Federal Reserve Board (the Fed) to bond in particular had a stellar first    inflows started averaging $145 million
raise interest rates three times in the    quarter, providing one of the strongest   per week.
first two quarters of this year. The Fed   total returns of any security.              More outflows than inflows into a
hiked interest rates twice in the first      Beyond investor flight from a volatile  market is significant, as it means you
quarter for a total increase of 50 basis   stock market, the government bond market  have more sellers than buyers. In most
points (a basis point is one               was buoyed by a unique situation. In      cases, this does not mean there is
one-hundredth of a percentage point) and   January, the Treasury announced its       a fundamental problem with the company
raised rates another 50 basis points       intention to buy back $30 billion in      issuing the debt. But when a market
again in May. The May                      Treasury securities and perhaps to cease  experiences more sellers than buyers,
                                           issuing 30-year Treasury bonds in the     securities' prices generally go down.
FUND PERFORMANCE                           not-too-distant future. This (among       In the high-yield market, for instance,
                                           other factors) literally turned the       to get new issues into the market,
AVERAGE ANNUAL TOTAL RETURNS               Treasury market upside-down, or in        they must be priced attractively.
                                           bond parlance, inverted the Treasury      This effectively reprices the rest of
As of 6/30/00                              yield curve. The yield curve--a graph     the market, sending existing bond prices
                                           of Treasury security yields from three    down and pushing their yields up.
----------------------------------------   months to 30 years--under normal            And yields on high-yield bonds were at
Inception (5/1/98)                -0.54%   conditions slopes upward, with short-     some of their highest levels in years
----------------------------------------   term yields lower than longer-term        during the first half of 2000, yielding
1 year                             0.81    yields. With an inverted curve, however,  over 13% in May. One has to go back to
                                           short-term Treasuries actually yield      the 1990-91 period to find higher yields.
Past performance cannot guarantee          more than longer-term ones.               Spreads (the difference between yields
comparable future results. MARKET                                                    on high-yield bonds and comparable
VOLATILITY CAN SIGNIFICANTLY IMPACT                                                  maturity Treasuries) were also wide at
SHORT-TERM PERFORMANCE. RESULTS OF AN                                                well over 600 basis points. Once again,
INVESTMENT MADE TODAY MAY DIFFER                                                     that's probably not due to credit-quality
SUBSTANTIALLY FROM THE HISTORICAL                                                    concerns as much
PERFORMANCE SHOWN.

                           AIM V.I. HIGH YIELD FUND                          131

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

TOP 10 HOLDINGS                           TOP 10 INDUSTRIES
----------------------------------------  -------------------------------------------
 1. Winslow Furniture, Inc.--              1. Telephone                        14.97%   OTHER 7.43%
    Series B                       3.50%  -------------------------------------------
----------------------------------------   2. Telecommunications                        EQUITIES 2.85%
 2. Tele 1 Europe B.V.                        (Long Distance)                  13.22
    (Netherlands)                  3.48   -------------------------------------------   FOREIGN HIGH YIELD BONDS 2.70%
----------------------------------------   3. Telecommunications
 3. Alamosa PCS Holdings, Inc.     3.43       (Cellular/Wireless)              11.74    DOMESTIC HIGH-YIELD BONDS 87.02%
----------------------------------------  -------------------------------------------
 4. KMC Telecom Holdings, Inc.     3.05    4. Broadcasting (Television,
----------------------------------------      Radio & Cable)                    6.26
 5. Primus Telecom Group, Inc.     2.77   -------------------------------------------
----------------------------------------   5. Gaming, Lottery, & Parimutuel Cos 4.00
 6. Equinix, Inc.                  2.24   -------------------------------------------
----------------------------------------   6. Manufacturing (Specialized)       3.98
 7. PTC International Finance II          -------------------------------------------
    S.A. (Luxembourg)              2.11    7. Household Furniture & Appliances  3.54
----------------------------------------  -------------------------------------------
 8. Destia Communications, Inc.    2.00    8. Financial (Diversified)           3.09
----------------------------------------  -------------------------------------------
 9. D J Orthopedics LLC            1.98    9. Health Care (Drugs--Generic)      2.73
----------------------------------------  -------------------------------------------
10. Ono Finance PLC                       10. Computers (Peripherals)           2.24
    (United Kingdom)               1.87

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

as to comparatively rich prices in the     does in coming months. Has the Fed        ______________________________________________
Treasury market and rather low demand      with its string of rate hikes
for corporate bonds. But as investors      orchestrated the proverbial "soft         The performance figures shown here,
return to the high-yield market, those     landing"?                                 which represent AIM V.I. High Yield
spreads have narrowed a bit.                 A string of recent statistical          Fund, are not intended to reflect
                                           releases suggests that the pace of        actual annuity values, and they do not
HOW DID YOU MANAGE THE FUND?               economic activity is indeed slowing. If   reflect changes at the separate-account
The fund's relatively small size worked    this continues, and if the Fed does not   level which (if applied) would lower
to its advantage as we were able to        feel the need to raise rates again in     them. AIM V.I. High Yield Fund's
pursue some attractive yield               August, that could bring about a          performance figures are historical,
opportunities.                             recovery in the bond market.              and they reflect the reinvestment of
  The single-B and CCC sectors of the        For the high-yield investor, June       distributions and changes in net asset
high-yield market underperformed for       provided a reversal of sorts. Attractive  value. The fund's investment return and
much of the year. With the majority of     yields enticed investors back into the    principal value will fluctuate, so an
fund assets in single-B credits            high-yield sector. Although the past      investor's shares, when redeemed, may
and a number of holdings in the CCC        year has been challenging for the high-   be worth more or less than their
sector, the fund suffered a bit.           yield market, increased demand is         original cost.
Overall, the fund has an average credit    encouraging. Although we cannot predict     Government securities (such as U.S.
quality of B, as measured by Standard      to what extent or for how long these      Treasury bills, notes and bonds)
& Poor's, a widely known credit-rating     increased cash inflows will continue,     offer a high degree of safety, and
agency.                                    we believe that high-yield bonds remain   they guarantee the timely payment of
                                           an attractive option for investors        principal and interest if held to
WHAT IS YOUR OUTLOOK FOR THE               looking for high income with some         maturity. Fund shares are not insured,
BOND MARKET?                               potential appreciation.                   and their value will vary with market
The near-term outlook for the                                                        conditions. The fund invests in higher-
fixed-income investor depends largely                                                yielding, lower-rated corporate bonds,
on what the economy                                                                  commonly known as junk bonds. These
                                                                                     bonds have a greater risk of price
                                                                                     fluctuation and loss of principal
                                                                                     than do U.S. government securities
                                                                                     (such as U.S. Treasury bills, notes and
                                                                                     bonds) for which the government
                                                                                     guarantees the repayment of principal
                                                                                     and interest if held to maturity.
                                                                                       An investment cannot be made in an
                                                                                     index. Unless otherwise indicated,
                                                                                     index results include reinvested
                                                                                     dividends.

132                        AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES - 89.70%

AEROSPACE/DEFENSE - 1.01%

Precision Partners, Inc., Sr. Unsec. Sub. Notes,
 12.00%, 03/15/09                                        $  500,000 $   292,500
-------------------------------------------------------------------------------

AIR FREIGHT - 0.66%

Atlas Air, Inc., Sr. Unsec. Notes, 10.75%, 08/01/05         185,000     190,550
-------------------------------------------------------------------------------

AIRLINES - 1.33%

Amtran, Inc., Sr. Unsec. Gtd. Notes, 10.50%, 08/01/04       205,000     189,113
-------------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC (United
 Kingdom), Sr. Unsec. Yankee Sub. Notes,
 11.88%, 05/15/09                                           200,000     197,000
-------------------------------------------------------------------------------
                                                                        386,113
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.77%

Exide Corp., Sr. Notes, 10.00%, 04/15/05                    250,000     225,000
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 6.26%

Adelphia Communications Corp., Sr. Unsec. Notes, 9.38%,
 11/15/09                                                   500,000     462,500
-------------------------------------------------------------------------------
Charter Communications Holdings LLC,
 Sr. Unsec. Notes, 10.25%, 01/15/10                         400,000     390,000
-------------------------------------------------------------------------------
 Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(a)                 350,000     200,375
-------------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc. Notes,
 10.25%, 11/01/07(a)                                        250,000     156,250
-------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc. Notes,
 11.88%, 10/15/07(a)                                        250,000     135,625
-------------------------------------------------------------------------------
United Pan-Europe Communications N.V. (Netherlands) -
  Series B, Sr. Unsec. Disc. Yankee Notes, 13.38%,
 02/01/10(a)                                              1,000,000     475,000
-------------------------------------------------------------------------------
                                                                      1,819,750
-------------------------------------------------------------------------------

BUILDING MATERIALS - 1.63%

Blount Inc., Sr. Unsec. Gtd. Sub. Notes,
 13.00%, 08/01/09                                           250,000     256,250
-------------------------------------------------------------------------------
Dayton Superior Corp., Sr. Sub. Notes,
 13.00%, 06/15/09 (Acquired 06/09/00;
 Cost $214,364)(b)(c)                                       220,000     218,350
-------------------------------------------------------------------------------
                                                                        474,600
-------------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.57%

Avecia Group PLC (United Kingdom), Sr. Unsec. Gtd.
 Yankee Notes, 11.00%, 07/01/09                             200,000     197,000
-------------------------------------------------------------------------------
Sterling Chemicals, Inc. - Series B, Sr. Gtd. Sec. Sub.
 Notes, 12.38%, 07/15/06                                    250,000     258,750
-------------------------------------------------------------------------------
                                                                        455,750
-------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.51%

Convergent Communications - Series B, Sr. Unsec. Notes,
 13.00%, 04/01/08                                           210,000     147,525
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE


COMPUTERS (PERIPHERALS) - 2.24%

Equinix Inc., Sr. Notes, 13.00%, 12/01/07(b)(d)          $  630,000 $   650,475
-------------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 1.65%

Globix Corp., Sr. Unsec. Notes, 12.50%, 02/01/10            580,000     479,950
-------------------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 1.49%

Cherokee International LCC - Series B, Sr. Unsec. Sub.
 Notes, 10.50%, 05/01/09                                    500,000     432,500
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.86%

Morrison Knudsen Corp., Sr. Notes,
 11.00%, 07/01/10 (Acquired 06/28/00; Cost $248,155)(c)     250,000     249,375
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.48%

Callahan Nordrhein Westfalen (Denmark), Sr. Yankee
 Notes, 14.00%, 07/15/10 (Acquired 06/29/00; Cost
 $140,000)(c)                                               140,000     140,175
-------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.81%

Madison River Capital, Sr. Notes,
 13.25%, 03/01/10(d)                                        300,000     274,500
-------------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Gtd. Sub. Euro
 Notes, 13.00%, 05/01/09                                    550,000     541,750
-------------------------------------------------------------------------------
                                                                        816,250
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 4.00%

MGM Grand, Inc., Sr. Unsec. Gtd. Sub. Notes,
 9.75%, 06/01/07                                            250,000     255,000
-------------------------------------------------------------------------------
Resort at Summerlin LP - Series B, Sr. Unsec. Sub.
 Notes, 13.00%, 12/15/07                                    608,000     398,240
-------------------------------------------------------------------------------
Venetian Casino Resort LLC, Sec. Gtd. Mortgage Notes,
 12.25%, 11/15/04                                           500,000     507,500
-------------------------------------------------------------------------------
                                                                      1,160,740
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.73%

King Pharmaceuticals, Inc., Sr. Unsec. Gtd. Sub. Notes,
 10.75%, 02/15/09                                           270,000     280,800
-------------------------------------------------------------------------------
Warner Chilcott, Inc., Sr. Unsec. Gtd. Notes,
 12.63%, 02/15/08(d)                                        500,000     512,500
-------------------------------------------------------------------------------
                                                                        793,300
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.98%

DJ Orthopedics, LLC, Sr. Unsec. Gtd. Sub. Notes,
 12.63%, 06/15/09                                           600,000     574,500
-------------------------------------------------------------------------------

HOMEBUILDING - 0.76%

Lennar Corp., Sr. Notes, 9.95%, 05/01/10(d)                 225,000     221,625
-------------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES - 3.50%

Winsloew Furniture, Inc. - Series B, Sr. Gtd. Sub.
 Notes, 12.75%, 08/15/07                                  1,100,000   1,017,500
-------------------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND                        133

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE


LEISURE TIME (PRODUCTS) - 1.86%

Marvel Enterprises, Inc., Sr. Unsec. Gtd. Sub. Notes,
 12.00%, 06/15/09                                        $  700,000 $   540,750
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 3.98%

Brand Scaffold Services, Inc., Sr. Unsec. Notes,
 10.25%, 02/15/08                                           300,000     265,500
-------------------------------------------------------------------------------
Flextronics International Ltd. (Singapore), Sr. Sub
 Yankee Notes, 9.88%, 07/01/10 (Acquired 06/26/00; Cost
 $138,908)(c)                                               140,000     142,450
-------------------------------------------------------------------------------
MMI Products Inc. - Series B, Sr. Unsec. Sub. Notes,
 11.25%, 04/15/07                                           275,000     270,875
-------------------------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes, 10.50%, 06/15/07            250,000     226,250
-------------------------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes, 12.75%, 06/15/10
 (Acquired 06/15/00; Cost $246,575)(c)                      250,000     250,625
-------------------------------------------------------------------------------
                                                                      1,155,700
-------------------------------------------------------------------------------

METALS MINING - 1.16%

Bulong Operations PTV Ltd. (Australia), Sr. Sec. Yankee
 Notes, 12.50%, 12/15/08(e)                                 700,000     337,750
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 2.23%

Comstock Resources, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.25%, 05/01/07                                           250,000     255,000
-------------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%, 11/15/09      250,000     251,250
-------------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec. Gtd. Notes,
 9.63%, 04/01/10                                            135,000     140,400
-------------------------------------------------------------------------------
                                                                        646,650
-------------------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.32%

Texas Petrochemical Corp., Sr. Unsec. Sub. Notes,
 11.13%, 07/01/06                                           110,000      94,050
-------------------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 1.52%

Polaroid Corp., Sr. Unsec. Notes,
 11.50%, 02/15/06                                           420,000     440,475
-------------------------------------------------------------------------------

RAILROADS - 0.83%

TFM S.A. de C.V. (Mexico), Sr. Yankee Gtd. Disc. Notes,
 11.75%, 06/15/09(a)                                        350,000     242,375
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.48%

CSK Auto Inc. - Series A, Sr. Gtd. Sub. Deb., 11.00%,
 11/01/06                                                   150,000     138,750
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.54%

Avis Group Holdings, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 05/01/09                                           150,000     157,125
-------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.74%

MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.38%, 01/15/08                                           225,000     213,750
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 11.47%

AirGate PCS, Inc., Sr. Disc. Sub. Notes,
 13.50%, 10/01/09(a)(b)                                  $  500,000 $   297,500
-------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc., Sr. Unsec. Gtd. Disc.
 Notes, 12.88%, 02/15/10(a)                               1,900,000     997,500
-------------------------------------------------------------------------------
Crown Castle International Corp.,
 Sr. Notes, 10.75%, 08/01/11                                100,000     102,000
-------------------------------------------------------------------------------
 Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(a)                200,000     149,500
-------------------------------------------------------------------------------
IPCS, Inc., Sr. Disc. Notes, 14.00%, 07/15/10(a)(b)         100,000      52,000
-------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr. Unsec. Notes, 13.50%,
 05/15/09                                                 1,000,000     885,000
-------------------------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes, 11.88%, 06/15/05           350,000     250,250
-------------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
 Sr. Disc. Notes, 12.00%, 07/15/08(a)                       400,000     266,000
-------------------------------------------------------------------------------
 Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(a)                270,000     157,950
-------------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Gtd. Disc. Notes,
 14.00%, 04/15/10(a)(b)(d)                                  300,000     175,125
-------------------------------------------------------------------------------
                                                                      3,332,825
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 12.07%

360networks Inc. (Canada), Sr. Unsec. Yankee Notes,
 12.00%, 08/01/09                                           500,000     477,500
-------------------------------------------------------------------------------
Destia Communications, Inc., Sr. Unsec. Notes, 13.50%,
 07/15/07                                                   650,000     581,750
-------------------------------------------------------------------------------
Primus Telecommunications Group, Inc., Sr. Unsec.
 Notes, 12.75%, 10/15/09                                  1,000,000     805,000
-------------------------------------------------------------------------------
RSL Communications PLC (United Kingdom), Sr. Unsec.
 Gtd. Yankee Notes, 12.88%, 03/01/10 (Acquired
 03/23/00; Cost $388,000)(c)                                400,000     298,000
-------------------------------------------------------------------------------
Tele1 Europe B.V. (Netherlands), Sr. Unsec. Yankee
 Notes, 13.00%, 05/15/09(b)                               1,000,000   1,010,000
-------------------------------------------------------------------------------
Versatel Telecom International N.V. (Netherlands), Sr.
 Unsec. Yankee Notes, 13.25%, 05/15/08                      200,000     205,000
-------------------------------------------------------------------------------
 Sr. Yankee Notes, 13.25%, 05/15/08                         100,000     102,500
-------------------------------------------------------------------------------
Viatel, Inc., Sr. Unsec. Notes, 11.50%, 03/15/09             34,000      26,010
-------------------------------------------------------------------------------
                                                                      3,505,760
-------------------------------------------------------------------------------

TELEPHONE - 13.90%

GT Group Telecom Inc. (Canada), Sr. Disc. Yankee Notes,
 13.25%, 02/01/10(a)(b)(d)                                  500,000     277,500
-------------------------------------------------------------------------------
ICG Services, Inc., Sr. Unsec. Disc. Notes,
 10.00%, 02/15/08(a)                                        600,000     333,624
-------------------------------------------------------------------------------
IMPSAT Fiber Networks, Inc., Sr. Yankee Notes, 13.75%,
 02/15/05 (Acquired 06/12/00;
 Cost $239,594)(c)                                          275,000     248,875
-------------------------------------------------------------------------------
Intermedia Communications, Inc. - Series B, Sr. Disc.
 Notes, 11.25%, 07/15/07(a)                                 375,000     298,125
-------------------------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr. Unsec. Yankee Notes,
 14.00%, 04/01/09                                           500,000     467,500
-------------------------------------------------------------------------------
Logix Communications Enterprises, Sr. Unsec. Notes,
 12.25%, 06/15/08                                           550,000     193,875
-------------------------------------------------------------------------------

134                         AIM V.I. HIGH YIELD FUND

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE

TELEPHONE - (CONTINUED)

NEXTLINK Communications, Inc., Sr. Unsec. Disc., Notes,
 12.25%, 06/01/09(a)                                     $  500,000 $   312,500
-------------------------------------------------------------------------------
NTL Communications Corp. - Series B, Sr. Unsec. Notes,
 12.38%, 10/01/08                                           750,000     487,500
-------------------------------------------------------------------------------
PF.Net Communications Inc., Sr. Notes, 13.75%, 05/15/10
 (Acquired 05/05/00;
 Cost $300,000)(b)(c)                                       300,000     303,750
-------------------------------------------------------------------------------
PTC International Finance II S.A. (Luxembourg), Sr.
 Unsec. Gtd. Yankee Sub. Notes, 11.25%, 12/01/09            600,000     612,000
-------------------------------------------------------------------------------
U.S. Xchange LLC, Sr. Unsec. Notes,
 15.00%, 07/01/08                                           460,000     502,550
-------------------------------------------------------------------------------
                                                                      4,037,799
-------------------------------------------------------------------------------

TRUCKERS - 0.81%

North American Van Lines Inc., Sr. Sub. Notes, 13.38%,
 12/01/09(d)                                                250,000     236,250
-------------------------------------------------------------------------------

TRUCKS & PARTS - 0.55%

FleetPride Inc., Sr. Unsec. Gtd. Sub. Notes,
 12.00%, 08/01/05                                           220,000     159,500
-------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.00%

Allied Waste North America Inc. - Series B, Sr. Unsec.
 Gtd. Sub. Notes, 10.00%, 08/01/09                          345,000     289,800
-------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Bonds & Notes
   (Cost $27,831,925)                                                26,057,487
-------------------------------------------------------------------------------
                                                             SHARES

STOCKS & OTHER EQUITY INTERESTS - 1.46%

SERVICES (COMPUTER SYSTEMS) - 0.04%

Convergent Communications, Inc.(f)                            1,350      10,800
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.27%

AirGate PCS, Inc.(f)                                            365      19,194
-------------------------------------------------------------------------------
World Access, Inc. - Series D, Conv. Pfd. (Acquired
 03/03/00; Cost $97,271)(c)(f)                                   93      59,752
-------------------------------------------------------------------------------
                                                                         78,946
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.15%

FirstWorld Communications Inc. - Class B(f)                   2,765      29,033
-------------------------------------------------------------------------------
Tele1 Europe Holding A.B. - ADR (Netherlands)(f)             11,448     138,091
-------------------------------------------------------------------------------
Versatel Telecom International N.V. - ADR
 (Netherlands)(f)                                             3,868     166,808
-------------------------------------------------------------------------------
                                                                        333,932
-------------------------------------------------------------------------------
  Total Stocks & Other Equity Interests
   (Cost $382,763)                                                      423,678
-------------------------------------------------------------------------------

WARRANTS - 1.39%

COMPUTERS (PERIPHERALS) - 0.00%

Equinix Inc., expiring 12/01/07 (Acquired 05/30/00;
 Cost $0)(c)(g)                                                 630           0
-------------------------------------------------------------------------------

                                                                    MARKET
                                                         SHARES      VALUE

FINANCIAL (DIVERSIFIED) - 0.28%

ONO Finance PLC (United Kingdom), expiring
 05/31/09(g)                                                  550 $    82,637
-----------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.00%

Resort At Summerlin LP, expiring 12/15/07(g)                  467           0
-----------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES - 0.04%

Winsloew Furniture, Inc., expiring 08/15/07 (Acquired
 12/06/99; Cost $0)(c)(g)                                   1,100      11,000
-----------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(g)                  60           0
-----------------------------------------------------------------------------

SHIPPING - 0.00%

Millenium Seacarriers, expiring 07/15/03(g)                   100         150
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.00%

Long Distance International, Inc., expiring
 04/13/08(g)                                                  140           0
-----------------------------------------------------------------------------

TELEPHONE - 1.07%

Jazztel PLC (United Kingdom), expiring 04/01/09
 (Acquired 03/31/99; Cost $0)(c)(g)                         2,250     311,638
-----------------------------------------------------------------------------

  Total Warrants (Cost $170)                                          405,425
-----------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT

U.S. TREASURY NOTES - 3.51%

 6.63%, 05/31/02                                       $  300,000     301,329
-----------------------------------------------------------------------------
 6.75%, 05/15/05                                          500,000     511,955
-----------------------------------------------------------------------------
 6.50%, 02/15/10                                          200,000     206,876
-----------------------------------------------------------------------------

  Total U.S. Treasury Notes
   (Cost $1,014,948)                                                1,020,160
-----------------------------------------------------------------------------

                                                         SHARES

MONEY MARKET FUNDS - 3.20%

STIC Liquid Assets Portfolio(h)                           465,240     465,240
-----------------------------------------------------------------------------
STIC Prime Portfolio(h)                                   465,240     465,240
-----------------------------------------------------------------------------

  Total Money Market Funds (Cost $930,480)                            930,480
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.26%
 (COST $30,160,286)                                                28,837,230
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.74%                                 213,539
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $29,050,769
=============================================================================

                            AIM V.I. HIGH YIELD FUND                      135

Investment Abbreviations:
ADR    - American Depositary Receipt
Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
Rts.   - Rights
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit contains warrants that enable the holder to purchase shares of the issuer at a predetermined price.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $2,233,983 which represented 7.69% of the Fund's net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Non-income producing security.
(g) Acquired as part of a unit with or in exchange for other securities.
(h) The money market fund has the same investment advisor as the Fund.


See Notes to Financial Statements.

136                         AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $30,160,286)           $28,837,230
---------------------------------------------------------------------
Cash                                                           43,750
---------------------------------------------------------------------
Receivables for:
 Investments sold                                              49,688
---------------------------------------------------------------------
 Fund shares sold                                               7,856
---------------------------------------------------------------------
 Dividends and interest                                       652,301
---------------------------------------------------------------------
Investment for deferred compensation plan                       9,946
---------------------------------------------------------------------
  Total assets                                             29,600,771
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        488,563
---------------------------------------------------------------------
 Fund shares reacquired                                            49
---------------------------------------------------------------------
 Deferred compensation plan                                     9,946
---------------------------------------------------------------------
Accrued advisory fees                                           6,786
---------------------------------------------------------------------
Accrued administrative services fees                           24,058
---------------------------------------------------------------------
Accrued trustees' fees                                          1,727
---------------------------------------------------------------------
Accrued operating expenses                                     18,873
---------------------------------------------------------------------
  Total liabilities                                           550,002
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $29,050,769
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                3,326,443
=====================================================================
Net asset value, offering and redemption price per share  $      8.73
=====================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $1,683,906
----------------------------------------------------------------------------
Dividends                                                            54,520
----------------------------------------------------------------------------
  Total investment income                                         1,738,426
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        84,757
----------------------------------------------------------------------------
Administrative services fees                                         44,777
----------------------------------------------------------------------------
Custodian fees                                                        6,940
----------------------------------------------------------------------------
Trustee's fees                                                        3,017
----------------------------------------------------------------------------
Professional fees                                                    17,347
----------------------------------------------------------------------------
Other                                                                 7,221
----------------------------------------------------------------------------
  Total expenses                                                    164,059
----------------------------------------------------------------------------
Less:Fees waived                                                    (10,805)
----------------------------------------------------------------------------
  Expenses paid indirectly                                           (3,131)
----------------------------------------------------------------------------
  Net expenses                                                      150,123
----------------------------------------------------------------------------
Net investment income                                             1,588,303
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities              (1,228,059)
----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
 investment securities                                           (1,293,378)
----------------------------------------------------------------------------
Net gain (loss) from investment securities                       (2,521,437)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $ (933,134)
============================================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND                     137

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                    JUNE 30,    DECEMBER 31,
                                                      2000          1999
                                                   -----------  ------------
OPERATIONS:

 Net investment income                             $ 1,588,303  $ 1,834,622
----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                        (1,228,059)    (517,194)
----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities           (1,293,378)     296,072
----------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                   (933,134)   1,613,500
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                    --    (1,900,359)
----------------------------------------------------------------------------
Share transactions - net                             4,715,717   17,588,744
----------------------------------------------------------------------------
   Net increase in net assets                        3,782,583   17,301,885
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                25,268,186    7,966,301
----------------------------------------------------------------------------
 End of period                                     $29,050,769  $25,268,186
============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $30,966,541  $26,250,824
----------------------------------------------------------------------------
 Undistributed net investment income                 1,525,667      (62,636)
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                             (2,118,383)    (890,324)
----------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities                             (1,323,056)     (29,678)
----------------------------------------------------------------------------
                                                   $29,050,769  $25,268,186
============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as

138                        AIM V.I. HIGH YIELD FUND
   determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $792,625 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. During the six months ended June 30, 2000, AIM waived fees of $10,805.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $44,777 of which AIM retained $25,000 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,734 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $3,131 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,131.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $17,028,284 and $9,925,459, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $ 1,073,639
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,396,695)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
 securities                                                   $(1,323,056)
==========================================================================

Investments have the same cost for tax and financial statement purposes.

                           AIM V.I. HIGH YIELD FUND                    139

NOTE 7 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                              JUNE 30, 2000         DECEMBER 31, 1999
                           ---------------------  ----------------------
                            SHARES     AMOUNT      SHARES      AMOUNT
                           --------  -----------  ---------  -----------
Sold                        838,406  $ 7,539,754  2,064,369  $19,155,692
-------------------------------------------------------------------------
Issued as reinvestment of
 dividends                       --           --    211,621    1,900,359
-------------------------------------------------------------------------
Reacquired                 (312,008)  (2,824,037)  (377,620)  (3,467,307)
-------------------------------------------------------------------------
                            526,398  $ 4,715,717  1,898,370  $17,588,744
=========================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                  MAY 1, 1998
                                                                (DATE OPERATIONS
                                  SIX MONTHS ENDED  YEAR ENDED   COMMENCED) TO
                                      JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                      2000(a)        1999(a)          1998
                                  ---------------- ------------ ----------------
Net asset value, beginning of
 period                               $  9.02        $  8.84         $10.00
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income                  0.52           1.03           0.39
--------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both realized and
   unrealized)                          (0.81)         (0.10)         (1.15)
--------------------------------------------------------------------------------
   Total from investment
    operations                          (0.29)          0.93          (0.76)
--------------------------------------------------------------------------------
Less distributions from net
 investment income                        --           (0.75)         (0.40)
--------------------------------------------------------------------------------
Net asset value, end of period        $  8.73        $  9.02         $ 8.84
================================================================================
Total return(b)                         (3.21)%        10.52%         (7.61)%
================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
 omitted)                             $29,051        $25,268         $7,966
================================================================================
Ratio of expenses to average net
 assets:
  With fee waivers                       1.13%(c)       1.14%          1.13%(d)
--------------------------------------------------------------------------------
  Without fee waivers                    1.21%(c)       1.42%          2.50%(d)
================================================================================
Ratio of net investment income
 to average net assets                  11.74%(c)      11.07%          9.75%(d)
================================================================================
Portfolio turnover rate                    40%           127%            39%
================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $27,217,706.
(d) Annualized.

140                         AIM V.I. HIGH YIELD FUND

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. High Yield Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     2,367,341    31,701    221,664
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........     2,177,795    70,631    372,280
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     2,244,360    81,853    294,493
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........     2,293,606    54,236    272,864
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........     2,262,427    92,811    265,468
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     2,254,266   100,855    265,585
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     2,242,258    93,069    285,379
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................     2,248,167   106,411    266,128
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     2,215,992   132,393    272,321
 (5)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     2,371,454    16,938    232,314

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

                           AIM V.I. HIGH YIELD FUND                        141

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. INTERNATIONAL EQUITY FUND

INTERNATIONAL MARKETS SUFFER VOLATILITY

HOW DID AIM V.I. INTERNATIONAL EQUITY             THE FUND WILL CONTINUE TO FAVOR  |   WHAT HAPPENED IN EUROPE?
FUND PERFORM OVER THE REPORTING PERIOD?       INTERNATIONAL MARKET LEADERS WITH A  |   European equity markets suffered a
Intense volatility in international         CAPACITY FOR INNOVATION, SALES-VOLUME  |   correction near the end of the reporting
markets hurt fund performance over the    EXPANSION, PRICING FLEXIBILITY AND HIGH  |   period. Our holdings mainly consisted
six-month reporting period ended                                    PRODUCTIVITY.  |   of major technology, media and
June 30, 2000. The fund reported a         ________________________________________    telecommunications companies (commonly
-10.86% return, compared to its                                                        known as TMTs), which hurt the fund's
benchmark, the MSCI EAFE --Registered      HOW DID YOU MANAGE THE FUND IN THIS         performance somewhat. Despite this
Trademark-- Index, which produced a        ENVIRONMENT?                                recent dip, we remain bullish on the
-4.06% six-month return.                   Recent volatility has not changed our       region for a number of reasons:
                                           investment strategy. We focus on            . Earnings appear strong for many
WHAT HAPPENED IN INTERNATIONAL MARKETS     high-quality companies that produce           European companies; in fact, earnings
OVER THE PAST SIX MONTHS?                  earnings. Over the past six months,           are forecasted to grow by 24% in 2000,
International markets saw intense          our analysis has led us to stocks in          according to Morgan Stanley.
day-to-day volatility during the           the technology infrastructure, bandwidth    . European merger-and-acquisition
reporting period as several factors        and storage areas. We have steered away       activity is booming. Year-to-date, 40%
combined to shake investor confidence.     from Internet stocks, such as Internet        of all global deals announced involve
Concerns intensified about the             service providers and Web-portal              a European company as an acquirer.
valuation of technology stocks, and        companies, because they don't meet our      . The European equity culture is growing
sentiment shifted away from riskier        earnings criteria. This strategy has          as initial public offerings outpace
growth stocks to more traditional          helped the fund reduce risk.                  those of the United States. Europe's
value-oriented equities. In addition,                                                    stock exchanges are also gaining
rising interest rates in the United        JAPAN IS YOUR TOP COUNTRY ALLOCATION.         strength.
States and Europe contributed to           WHAT WERE THE MAJOR TRENDS THERE?           . Europe currently lags behind the United
world market volatility.                   Japan's technology stocks reached new         States in technology and communications
   Japanese stocks weakened in the         heights in late 1999, only to suffer a        spending, but we expect the region to
second quarter, hurt by lower-than-        major correction in 2000. We mitigated        catch up. In fact, Europe's Internet
expected gross domestic product            the effects on the fund by reducing our       and mobile-communications growth is
numbers. Asian stocks mirrored the         Japanese holdings by almost 40%, from         faster than that of the United States.
choppy performance of U.S. markets         26.88% of the portfolio as of
because of their heavy weightings in       December 31, 1999, to 16.39% as of          IN WHAT OTHER COUNTRIES DID THE FUND
technology stocks. Meanwhile, Latin        June 30, 2000.                              INVEST?
American markets dipped on concerns           Meanwhile, Japan's economic recovery     We had holdings in Asia, including Hong
about the U.S. economy and local           remains questionable. Its gross domestic    Kong, Singapore, Thailand and Taiwan--
political issues.                          product declined for two consecutive        markets where technology and
                                           quarters, officially signaling recession.   telecommunications sectors were strong.
FUND PERFORMANCE                           But many analysts predict that the worst       Our favorite emerging economy outside
                                           may be over. Information technology,        Asia and Europe was Mexico. The country
AVERAGE ANNUAL TOTAL RETURNS               especially wireless communications,         has benefited from lowered trade
As of 6/30/00                              could help jump-start economic growth.      barriers and growing demand from U.S.
                                           For instance, the number of mobile          consumers. We expect economic conditions
-----------------------------------        phones in Japan now surpasses the           to remain favorable, and we anticipate a
Inception (5/5/93)            15.54%       number of fixed-line phones, and one        smooth transition when President-elect
-----------------------------------        in 20 Japanese uses a mobile phone to       Vicente Fox takes office in December.
5 years                       17.27        access the Internet.
-----------------------------------
1 year                        32.34

Past performance cannot guarantee
comparable future results.
MARKET VOLATILITY CAN SIGNIFICANTLY
IMPACT SHORT-TERM PERFORMANCE. RESULTS
OF AN INVESTMENT MADE TODAY MAY DIFFER
SUBSTANTIALLY FROM THE HISTORICAL
PERFORMANCE SHOWN.

142                   AIM V.I. INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION
As of 6/30/00, based on total net assets
TOP 10 EQUITY HOLDINGS                     TOP 10 INDUSTRIES                           TOP 10 COUNTRIES
 1. Nortel Networks Corp. (Canada)   3.01%  1. Communications Equipment         11.20%  1. Japan                              16.39%

 2. Nokia Oyj (Finland)              2.93   2. Electronics (Component                   2. France                             13.65
                                               Distributors)                     7.54
 3. Koninklijke (Royal) Philips                                                         3. United Kingdom                      9.29
    Electronics N.V. (Netherlands)   1.97   3. Telecommunications
                                               (Cellular/Wireless)               6.86   4. Canada                              8.73
 4. China Telecom Ltd. (Hong Kong)   1.93
                                            4. Electronics (Semiconductors)      6.72   5. Switzerland                         6.77
 5. Telefonaktiebolaget LM Ericsson
    A.B.--Class B (Sweden)           1.87   5. Telephone                         4.92   6. Germany                             4.57

 6. Total Fina Elf S.A. (France)     1.71   6. Electrical Equipment              4.63   7. Sweden                              4.30

 7. BNP Paribas (France)             1.63   7. Services (Commercial & Consumer)  4.52   8. Netherlands                         3.50

 8. SANYO Electric Co., Ltd. (Japan) 1.60   8. Oil (International Integrated)    4.01   9. Mexico                              3.50

 9. NEC Corp. (Japan)                1.56   9. Computers (Software & Services)   2.81  10. Hong Kong                           3.14

10. STMicroelectronics N.V. (France) 1.54  10. Insurance (Multi-Line)            2.67

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

WHAT WERE YOUR TOP HOLDINGS?                    bulbs, electric shavers, appliances,     country's economic situation.
We invested in international leaders in         components, PC monitors and semicon-        In general, the fund will continue to
wireless communications, the Internet and       ductors. Its brand names include         favor international market leaders with a
electronics:                                    Marantz, Norelco and Magnavox.           capacity for innovation, sales-volume
 .  Nortel Networks--Canadian-based Nor-                                                  expansion, pricing flexibility and high
   tel beat analysts' estimates in the      WHAT'S YOUR OUTLOOK FOR THE REST             productivity. We regard dips in the share
   first quarter of 2000, reflecting the    OF THE YEAR?                                 prices of solid companies as buying
   strength of its optical networking,      We expect the markets to remain volatile,    opportunities.
   wireless Internet and high-speed         but we believe that the long-term prospects
   Internet access businesses. The          for international growth investing are       ------------------------------------------
   second-largest communications            strong, especially in the technology and     The performance figures shown here, which
   company in North America, Nortel         telecommunications sectors.                  represent AIM V.I. International Equity
   has increased its forecast for               The outlook for Europe remains bright.   Fund, are not intended to reflect actual
   revenue and earnings growth in 2000.     In the future, we expect Europe to resem-    annuity values, and they do not reflect
 .  Nokia--The Finnish company, which        ble the United States more closely in terms  charges at the separate-account level
   controls more than a quarter of the      of Internet usage, connectivity and broad-   which (if applied) would lower them. AIM
   world's mobile-phone market, continues   band access. As Internet penetration in      V.I. International Equity Fund's per-
   to post significant earnings increases.  Europe is only half that of the United       formance figures are historical, and they
   The company has high hopes for its next  States (Finland and Sweden are notable       reflect the reinvestment of distributions
   generation of mobile phones, which give  exceptions), enthusiasm for technology       and changes in net asset value. The
   handsets access to the Internet.         should remain strong.                        fund's investment return and principal
 .  Philips Electronics--The Netherlands-        In Japan, technology is gaining momen-   value will fluctuate, so an investor's
   based company makes TVs, VCRs, CD        tum, but the economy is still struggling.    shares, when redeemed, may be worth more
   and DVD players, phones, pagers, and     We search for individual Japanese stocks     or less than their original cost.
   other electronic devices, plus light     that may perform well regardless of the          International investing presents
                                                                                         certain risks not associated with investing
                                                                                         solely in the United States. These include
                                                                                         risks relating to fluctuations in the
                                                                                         value of the U.S. dollar relative to other
                                                                                         currencies, the custodial arrangements
                                                                                         made for the fund's foreign holdings,
                                                                                         accounting differences, political risks
                                                                                         and the lesser degree of public information
                                                                                         required to be provided by non-U.S.
                                                                                         companies.
                                                                                             The unmanaged MSCI EAFE --Registered
                                                                                         Trademark-- (Europe, Australasia and the
                                                                                         Far East) Index is a group of foreign
                                                                                         securities tracked by Morgan Stanley
                                                                                         Capital International.
                                                                                             An investment cannot be made in an
                                                                                         index. Unless otherwise indicated, index
                                                                                         results include reinvested dividends.

                                                AIM V.I. INTERNATIONAL EQUITY FUND

                                                                                                                                 143

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                                     MARKET
                                                         SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 87.78%

AUSTRALIA - 0.91%

AMP Ltd. (Insurance - Life/Health)                        120,800 $  1,226,615
------------------------------------------------------------------------------
Brambles Industries Ltd. (Air Freight)                     37,700    1,155,995
------------------------------------------------------------------------------
Cable & Wireless Optus Ltd. (Telephone)(a)                268,000      797,180
------------------------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)                             26,200      106,102
------------------------------------------------------------------------------
Telstra Corp. Ltd. - Installment Receipts (Telephone)     466,800    1,059,515
------------------------------------------------------------------------------
                                                                     4,345,407
------------------------------------------------------------------------------

BRAZIL - 0.98%

Embratel Participacoes S.A. - ADR (Telephone)              45,100    1,065,488
------------------------------------------------------------------------------
Petroleo Brasileiro S.A. - Petrobras-Pfd.
 (Oil & Gas - Exploration & Production)                    74,739    2,259,160
------------------------------------------------------------------------------
Tele Centro Sul Participacoes S.A. - ADR (Telephone)       11,971      874,569
------------------------------------------------------------------------------
Telesp - Telecomunicacoes de Sao Paulo S.A. - ADR
 (Telephone)                                               27,200      503,200
------------------------------------------------------------------------------
                                                                     4,702,417
------------------------------------------------------------------------------

CANADA - 8.73%

360networks Inc. (Telecommunications - Long
 Distance)(a)                                              58,800      896,700
------------------------------------------------------------------------------
Bombardier Inc. - Class B (Aerospace/Defense)             255,500    6,943,686
------------------------------------------------------------------------------
C-MAC Industries, Inc. (Electronics - Component
 Distributors)(a)                                          90,500    4,282,720
------------------------------------------------------------------------------
Celestica Inc. (Electronics - Semiconductors)(a)           94,400    4,601,298
------------------------------------------------------------------------------
Mitel Corp. (Communications Equipment)(a)                  95,800    2,001,230
------------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)          210,468   14,364,448
------------------------------------------------------------------------------
Rogers Communications, Inc. - Class B
 (Telecommunications - Cellular/Wireless)(a)              158,300    4,489,376
------------------------------------------------------------------------------
Shaw Communications Inc. - Class B
 (Broadcasting - Television, Radio & Cable)               167,200    4,125,744
------------------------------------------------------------------------------
                                                                    41,705,202
------------------------------------------------------------------------------

DENMARK - 1.50%

Novo Nordisk A/S. - Class B (Health Care -
 Drugs - Major Pharmaceuticals)(a)                         28,575    4,853,364
------------------------------------------------------------------------------
Vestas Wind Systems A/S
 (Manufacturing - Specialized)                             63,500    2,327,344
------------------------------------------------------------------------------
                                                                     7,180,708
------------------------------------------------------------------------------

FINLAND - 2.93%

Nokia Oyj (Communications Equipment)                      274,672   13,988,999
------------------------------------------------------------------------------


                                                                    MARKET
                                                        SHARES      VALUE
FRANCE - 13.65%

Alcatel (Communications Equipment)                        82,500 $  5,400,516
-----------------------------------------------------------------------------
Altran Technologies S.A. (Services - Commercial &
 Consumer)                                                33,013    6,451,715
-----------------------------------------------------------------------------
AXA (Insurance - Multi-Line)                              45,032    7,079,942
-----------------------------------------------------------------------------
BNP Paribas (Banks - Major Regional)                      81,100    7,789,434
-----------------------------------------------------------------------------
Legrand S.A. (Housewares)                                 20,275    4,539,973
-----------------------------------------------------------------------------
M6 Metropole Television (Broadcasting -
 Television, Radio & Cable)                               20,900    1,266,566
-----------------------------------------------------------------------------
Pinault - Printemps - Redoute S.A. (Retail - General
 Merchandise)                                             19,400    4,301,527
-----------------------------------------------------------------------------
PSA Peugeot Citroen (Automobiles)                         16,600    3,324,799
-----------------------------------------------------------------------------
Societe Generale (Banks - Major Regional)                 76,500    4,592,261
-----------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcasting -
 Television, Radio & Cable)                               71,050    4,942,099
-----------------------------------------------------------------------------
STMicroelectronics N.V.
 (Electronics - Seminconductors)                         116,850    7,348,474
-----------------------------------------------------------------------------
Total Fina Elf S.A. (Oil - International Integrated)      53,525    8,190,808
-----------------------------------------------------------------------------
                                                                   65,228,114
-----------------------------------------------------------------------------

GERMANY - 4.57%

Epcos A.G. (Electronics - Component Distributors)(a)      49,000    4,921,089
-----------------------------------------------------------------------------
Infineon Technologies A.G.
 (Electronics - Semiconductors)(a)                        54,100    4,278,582
-----------------------------------------------------------------------------
Intershop Communications A.G.
 (Computers - Software & Services)(a)                      2,900    1,307,024
-----------------------------------------------------------------------------
Marschollek, Lautenschlaeger und Partner A.G.
 (Services - Commercial & Consumer)                        2,200    1,098,445
-----------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)                            1,135    3,082,232
-----------------------------------------------------------------------------
Siemens A.G. (Manufacturing - Diversified)                47,500    7,128,509
-----------------------------------------------------------------------------
                                                                   21,815,881
-----------------------------------------------------------------------------

HONG KONG - 3.14%

China Telecom Ltd. (Telecommunications -
 Cellular/Wireless)(a)                                 1,046,000    9,224,873
-----------------------------------------------------------------------------
Dao Heng Bank Group Ltd. (Banks - Regional)              374,000    1,655,186
-----------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail - Food Chains)            328,900    4,134,719
-----------------------------------------------------------------------------
                                                                   15,014,778
-----------------------------------------------------------------------------

INDONESIA - 0.19%

Gulf Indonesia Resources Ltd. (Oil - International
 Integrated)(a)                                          111,400      891,200
-----------------------------------------------------------------------------

144                    AIM V.I. INTERNATIONAL EQUITY FUND

                                                                     MARKET
                                                         SHARES      VALUE
ITALY - 1.04%

Gruppo Editoriale L'Espresso (Publishing)                  61,000 $    778,278
------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)                                      409,000    4,169,957
------------------------------------------------------------------------------
                                                                     4,948,235
------------------------------------------------------------------------------

JAPAN - 16.39%

Advantest Corp. (Electronics - Instrumentation)            27,500    6,126,077
------------------------------------------------------------------------------
Crayfish Co. Ltd. - ADR (Computers - Software &
 Services)(a)                                              98,000      686,000
------------------------------------------------------------------------------
DDI Corp. (Telephone)                                         400    3,843,074
------------------------------------------------------------------------------
Fast Retailing Co. Ltd. (Retail - Specialty Apparel)           44       18,402
------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (Electronics - Component
 Distributors)                                             27,800    4,323,252
------------------------------------------------------------------------------
Hoya Corp. (Manufacturing - Specialized)                   32,000    2,863,467
------------------------------------------------------------------------------
Matsushita Communication Industrial Co., Ltd.
 (Telephone)                                               23,000    2,682,052
------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd.
 (Electronics - Component Distributors)                    30,000    4,300,852
------------------------------------------------------------------------------
NEC Corp. (Computers - Hardware)                          238,000    7,465,172
------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
 (Telecommunications - Long Distance)                         292    3,878,114
------------------------------------------------------------------------------
NTT Data Corp. (Computers - Software & Services)(a)           228    2,340,884
------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Telecommunications -
  Cellular/Wireless)                                          171    4,622,710
------------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Equipment & Supplies)             132,000    2,791,315
------------------------------------------------------------------------------
Rohm Co. Ltd. (Electronics - Component Distributors)       12,600    3,679,179
------------------------------------------------------------------------------
Sanix Inc. (Services - Commercial & Consumer)              30,450    1,606,179
------------------------------------------------------------------------------
Sanyo Electric Co., Ltd. (Electronics - Component
 Distributors)(a)                                         852,000    7,656,083
------------------------------------------------------------------------------
Sharp Corp. (Electrical Equipment)                        106,000    1,872,086
------------------------------------------------------------------------------
Sony Corp. (Electrical Equipment)                          38,200    3,562,191
------------------------------------------------------------------------------
Takeda Chemical Industries Ltd. (Health
 Care - Drugs - Generic & Other)                           73,000    4,785,758
------------------------------------------------------------------------------
Tokyo Electron Ltd. (Electronics - Semiconductors)         41,000    5,607,498
------------------------------------------------------------------------------
Trend Micro Inc. (Computers - Software & Services)(a)      21,900    3,609,947
------------------------------------------------------------------------------
                                                                    78,320,292
------------------------------------------------------------------------------

MEXICO - 3.50%

Coca-Cola Femsa S.A. - ADR (Beverages -
 Non-Alcoholic)                                            95,200    1,796,900
------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V. - ADR
 (Beverages - Alcoholic)                                   74,709    3,217,156
------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V. - Series C
 (Beverages - Alcoholic)                                  523,000    1,213,993
------------------------------------------------------------------------------
Grupo Televisa S.A. - GDR (Entertainment)(a)               60,160    4,147,280
------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V.-Class A (Paper
 & Forest Products)                                       226,000      642,828
------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V. - Class L - ADR
 (Telephone)                                               58,936    3,366,719
------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V. - Series C (Retail -
  General Merchandise)(a)                               1,014,000    2,338,257
------------------------------------------------------------------------------
                                                                    16,723,133
------------------------------------------------------------------------------

                                                                   MARKET
                                                       SHARES      VALUE
NETHERLANDS - 3.50%

ASM Lithography Holding N.V.
 (Machinery - Diversified)(a)                            80,700 $  3,461,813
----------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
 (Electrical Equipment)                                 200,440    9,434,869
----------------------------------------------------------------------------
VNU N.V. (Publishing)                                    74,400    3,835,259
----------------------------------------------------------------------------
                                                                  16,731,941
----------------------------------------------------------------------------

SINGAPORE - 1.34%

Chartered Semiconductor Manufacturing Ltd. - ADR
 (Electronics - Semiconductors)(a)                       13,700    1,233,000
----------------------------------------------------------------------------
Datacraft Asia Ltd. (Communications Equipment)          139,360    1,226,368
----------------------------------------------------------------------------
DBS Group Holdings Ltd. (Banks - Money Center)          143,979    1,850,266
----------------------------------------------------------------------------
Keppel Corp. Ltd. (Engineering & Construction)          331,000      716,608
----------------------------------------------------------------------------
Singapore Press Holdings Ltd. (Publishing -
 Newspapers)                                             87,563    1,368,559
----------------------------------------------------------------------------
                                                                   6,394,801
----------------------------------------------------------------------------

SOUTH KOREA - 2.34%

Korea Telecom Corp. - ADR (Telephone)                    53,530    2,589,514
----------------------------------------------------------------------------
L.G. Chemical Ltd. (Chemicals - Diversified)             58,000    1,159,974
----------------------------------------------------------------------------
Pohang Iron & Steel Co. Ltd. - ADR (Iron & Steel)        85,815    2,059,560
----------------------------------------------------------------------------
Samsung Electronics N.V. (Electronics - Component
 Distributors)(a)                                        16,200    5,361,135
----------------------------------------------------------------------------
                                                                  11,170,183
----------------------------------------------------------------------------

SPAIN - 1.38%

Telefonica S.A. (Telephone)(a)                          308,743    6,619,180
----------------------------------------------------------------------------

SWEDEN - 4.30%

NetCom A.B. - Class B (Telecommunications -
  Cellular/Wireless)(a)                                  77,200    5,691,127
----------------------------------------------------------------------------
OM Grupppen A.B. (Investment Banking/Brokerage)          45,000    2,007,746
----------------------------------------------------------------------------
Skandia Forsakrings A.B. (Insurance Brokers)            147,900    3,902,330
----------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson A.B. - B Shares
 (Communications Equipment)                             453,200    8,955,406
----------------------------------------------------------------------------
                                                                  20,556,609
----------------------------------------------------------------------------

SWITZERLAND - 6.77%

ABB Ltd. (Electrical Equipment)                          60,600    7,235,904
----------------------------------------------------------------------------
Adecco S.A. (Services - Commercial & Consumer)            8,395    7,115,625
----------------------------------------------------------------------------
Compagnie Financiere Richemont A.G. (Tobacco)             2,375    6,383,393
----------------------------------------------------------------------------
Kudelski S.A. (Electronics - Component
 Distributors)(a)                                           120    1,505,871
----------------------------------------------------------------------------
Serono S.A. (Health Care - Drugs - Generic & Other)       5,280    4,391,389
----------------------------------------------------------------------------
Zurich Allied A.G. (Insurance - Multi-Line)              11,550    5,693,065
----------------------------------------------------------------------------
                                                                  32,325,247
----------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND                145

                                                                     MARKET
                                                         SHARES      VALUE
TAIWAN - 1.22%

Far Eastern Textile Ltd. - GDR (Textiles-Apparel)(a)       26,400 $    333,300
------------------------------------------------------------------------------
Far Eastern Textile Ltd. - GDR (Textiles-Apparel)
 (Acquired 11/11/99-04/19/00;
 Cost $2,460,764)(a)(b)                                   151,600    1,913,950
------------------------------------------------------------------------------
GT Taiwan Fund (Investment Management)(a)(c)(d)            15,291      248,483
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
 (Electronics - Semiconductors)                            85,760    3,323,200
------------------------------------------------------------------------------
                                                                     5,818,933
------------------------------------------------------------------------------

THAILAND - 0.11%

Siam Commercial Bank Public Co. Ltd.
 (Banks - Regional)(a)                                     32,800       18,420
------------------------------------------------------------------------------
Siam Commercial Bank Public Co. Ltd. - $1.37 Conv.
 Pfd. (Banks - Regional) (Acquired 04/29/99; Cost
 $593,771)(a)(b)                                          846,000      431,908
------------------------------------------------------------------------------
Siam Commercial Bank Public Co. Ltd. - Wts., expiring
 05/10/02 (Banks - Regional)(d)                           846,000       99,339
------------------------------------------------------------------------------
                                                                       549,667
------------------------------------------------------------------------------

UNITED KINGDOM - 9.29%

ARM Holdings PLC (Electronics - Semiconductors)(a)        459,500    4,921,857
------------------------------------------------------------------------------
BP Amoco PLC (Oil - International Integrated)(a)          346,000    3,318,758
------------------------------------------------------------------------------
Capita Group PLC (Services - Commercial & Consumer)       216,800    5,303,707
------------------------------------------------------------------------------
CMG PLC (Computers - Software & Services)                 256,200    3,612,979
------------------------------------------------------------------------------
Dialog Semiconductor PLC (Electronics -
  Semiconductors)(a)                                       16,000      808,017
------------------------------------------------------------------------------
Logica PLC (Computers - Software & Services)               78,600    1,859,814
------------------------------------------------------------------------------
Marconi PLC (Communications Equipment)                    378,940    4,930,366
------------------------------------------------------------------------------
Pace Micro Technology PLC (Communications Equipment)      181,900    2,619,871
------------------------------------------------------------------------------
Shell Transport & Trading Co. (Oil - International
 Integrated)                                              810,000    6,758,351
------------------------------------------------------------------------------
Vodafone AirTouch PLC (Telecommunications -
  Cellular/Wireless)                                    1,113,655    4,498,546
------------------------------------------------------------------------------
Vodafone AirTouch PLC - ADR (Telecommunications -
  Cellular/Wireless)                                        1,750       72,516
------------------------------------------------------------------------------
WPP Group PLC (Services - Advertising/Marketing)          387,000    5,650,001
------------------------------------------------------------------------------
                                                                    44,354,783
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $307,144,951)                                                   419,385,710
------------------------------------------------------------------------------

                                                            MARKET
                                                SHARES      VALUE
MONEY MARKET FUNDS - 10.87%

STIC Liquid Assets Portfolio(e)               25,966,176 $ 25,966,176
---------------------------------------------------------------------
STIC Prime Portfolio(e)                       25,966,176   25,966,176
---------------------------------------------------------------------
  Total Money Market Funds (Cost $51,932,352)              51,932,352
---------------------------------------------------------------------
TOTAL INVESTMENTS - 98.65%
 (Cost $359,077,303)                                      471,318,062
---------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.35%                       6,436,520
---------------------------------------------------------------------
NET ASSETS - 100.00%                                     $477,754,582
=====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
GDR   - Global Depositary Receipt
Pfd.  - Preferred
Wts.  - Warrants

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value of these securities at 06/30/00 was $2,345,858 which represented 0.49% of the Fund's net assets.
(c) The security is managed by an affiliate of the advisor. The security is in the process of being liquidated to its shareholders at a price of $16.25 a share.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

146                   AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $359,077,303)          $471,318,062
----------------------------------------------------------------------
Foreign currencies, at value (cost $2,886,778)               2,908,269
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            2,627,006
----------------------------------------------------------------------
 Fund shares sold                                            3,207,901
----------------------------------------------------------------------
 Dividends and Interest                                      1,006,690
----------------------------------------------------------------------
 Due from advisor                                                8,510
----------------------------------------------------------------------
Investment for deferred compensation plan                       31,405
----------------------------------------------------------------------
  Total assets                                             481,107,843
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       2,699,739
----------------------------------------------------------------------
 Fund shares reacquired                                         83,513
----------------------------------------------------------------------
 Deferred compensation plan                                     31,405
----------------------------------------------------------------------
Accrued advisory fees                                          282,348
----------------------------------------------------------------------
Accrued administrative services fees                           250,780
----------------------------------------------------------------------
Accrued trustees' fees                                           1,800
----------------------------------------------------------------------
Accrued operating expenses                                       3,676
----------------------------------------------------------------------
  Total liabilities                                          3,353,261
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $477,754,582
======================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                18,294,817
======================================================================
 Net asset value, offering and redemption price per share $      26.11
======================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $268,775)              $  6,339,074
------------------------------------------------------------------------------
Interest                                                               22,238
------------------------------------------------------------------------------
  Total investment income                                           6,361,312
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       1,676,489
------------------------------------------------------------------------------
Administrative services fee                                           318,164
------------------------------------------------------------------------------
Custodian fees                                                        173,279
------------------------------------------------------------------------------
Trustees' fees                                                          3,345
------------------------------------------------------------------------------
Other                                                                  79,041
------------------------------------------------------------------------------
  Total expenses                                                    2,250,318
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                           (778)
------------------------------------------------------------------------------
  Net expenses                                                      2,249,540
------------------------------------------------------------------------------
Net investment income                                               4,111,772
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES

Net realized gain (loss) from:
 Investment securities                                             22,597,932
------------------------------------------------------------------------------
 Foreign currencies                                                  (919,402)
------------------------------------------------------------------------------
                                                                   21,678,530
------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                            (74,650,490)
------------------------------------------------------------------------------
 Foreign currencies                                                    56,978
------------------------------------------------------------------------------
                                                                  (74,593,512)
------------------------------------------------------------------------------
Net gain (loss) on investment securities and foreign currencies   (52,914,982)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $(48,803,210)
==============================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND                  147

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2000          1999
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  4,111,772  $  1,052,906
------------------------------------------------------------------------------
 Net realized gain from investment securities and
  foreign currencies                                 21,678,530    28,410,687
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                                (74,593,512)  127,549,239
------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from operations                                  (48,803,210)  157,012,832
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                      --    (2,918,487)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                       --   (12,247,382)
------------------------------------------------------------------------------
Share transactions - net                             72,498,241    71,898,276
------------------------------------------------------------------------------
  Net increase in net assets                         23,695,031   213,745,239
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                454,059,551   240,314,312
------------------------------------------------------------------------------
 End of period                                     $477,754,582  $454,059,551
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $329,234,295  $256,736,054
------------------------------------------------------------------------------
 Undistributed net investment income (loss)           4,027,674       (84,098)
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities and foreign currencies                  32,285,170    10,606,640
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                            112,207,443   186,800,955
------------------------------------------------------------------------------
                                                   $477,754,582  $454,059,551
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. International Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to provide long-term growth of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

148                   AIM V.I. INTERNATIONAL EQUITY FUND

    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $318,164 of which AIM retained $45,674 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $2,049 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $778 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $778.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $235,496,511 and $190,680,300, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $124,043,655
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (12,140,233)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $111,903,422
===========================================================================

Cost of investments for tax purposes is $359,414,640.


                      AIM V.I. INTERNATIONAL EQUITY FUND                149

NOTE 7 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                             JUNE 30, 2000            DECEMBER 31, 1999
                        -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT
                        ----------  -------------  ----------  -------------
Sold                    11,595,395  $ 316,051,378   6,613,497  $ 145,638,150
-----------------------------------------------------------------------------
Issued as reinvestment
 of dividends                   --             --     582,183     15,165,869
-----------------------------------------------------------------------------
Issued in connection
 with acquisitions*             --             --   2,243,929     49,699,501
-----------------------------------------------------------------------------
Reacquired              (8,804,011)  (243,553,137) (6,185,749)  (138,605,244)
-----------------------------------------------------------------------------
                         2,791,384  $  72,498,241   3,253,860  $  71,898,276
=============================================================================

* As of the close of business on October 22, 1999, the Fund acquired all the net assets of the following funds: GT Global Variable International Fund, GT Global Variable Europe Fund, GT Global Variable Natural Resources Fund, GT Global Variable Infrastructure Fund, GT Global Variable New Pacific Fund, GT Global Variable Latin America Fund and GT Global Variable Emerging Markets Fund, collectively (the "Variable Funds"), pursuant to a plan of reorganization approved by the Variable Funds shareholders on August 25, 1999. The acquisitions were accomplished by a tax-free exchange of 2,243,929 shares of the Fund for the respective shares of each of the Variable Funds outstanding as of the close of business October 22, 1999 (see following table) and by combining the net assets of the Fund as of that date with those of the respective Variable Funds outlined in the following table:

                                                    NET ASSETS
                                                   IMMEDIATELY  APPRECIATION/
                                          SHARES      BEFORE    (DEPRECIATION)
    VARIABLE FUNDS:                     EXCHANGED ACQUISITIONS    INCLUDED
------------------------                --------- ------------ --------------
GT Global Variable
 International Fund                       398,165   $4,159,686    $  591,925
-----------------------------------------------------------------------------
GT Global Variable
 Europe Fund                            2,101,240   16,722,795     1,876,631
-----------------------------------------------------------------------------
GT Global Variable
 Natural Resources Fund                   426,574   5,000,655       167,642
-----------------------------------------------------------------------------
GT Global Variable
 Infrastructure Fund                      253,110   3,837,109       609,331
-----------------------------------------------------------------------------
GT Global Variable New
 Pacific Fund                             857,885   7,747,489     1,306,187
-----------------------------------------------------------------------------
GT Global Variable Latin
 America Fund                             731,544   7,915,791    (1,572,891)
-----------------------------------------------------------------------------
GT Global Variable
 Emerging Markets Funds                   544,479   4,315,976       117,775
-----------------------------------------------------------------------------

The net assets of the Fund immediately before the acquisitions were $285,111,544.

150                   AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                            SIX
                           MONTHS                                                 ELEVEN
                           ENDED             YEAR ENDED DECEMBER 31,           MONTHS ENDED   YEAR ENDED
                          JUNE 30,     --------------------------------------  DECEMBER 31,   JANUARY 31,
                            2000       1999(a)     1998      1997      1996        1995          1995
                          --------     --------  --------  --------  --------  ------------   -----------
Net asset value,
 beginning of period      $  29.29     $  19.62  $  17.13  $  16.36  $  13.66    $ 11.03        $ 12.49
-----------------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.23         0.08      0.15      0.10      0.07       0.07           0.06
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               (3.41)       10.59      2.50      1.03      2.67       2.58          (1.49)
-----------------------------------------------------------------------------------------------------------
   Total from investment
    operations               (3.18)       10.67      2.65      1.13      2.74       2.65          (1.43)
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --        (0.19)    (0.16)    (0.08)    (0.04)     (0.02)         (0.03)
-----------------------------------------------------------------------------------------------------------
  Distributions from net
   realized gains               --        (0.81)       --     (0.28)       --         --             --
===========================================================================================================
   Total distributions          --        (1.00)    (0.16)    (0.36)    (0.04)     (0.02)         (0.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  26.11     $  29.29  $  19.62  $  17.13  $  16.36    $ 13.66        $ 11.03
===========================================================================================================
Total return(b)             (10.86)%      55.04%    15.49%     6.94%    20.05%     24.04%        (11.48)%
===========================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $477,755     $454,060  $240,314  $211,023  $165,738    $82,257        $55,019
===========================================================================================================
Ratio of expenses to
 average net assets           0.98%(c)     0.97%     0.91%     0.93%     0.96%      1.15%(d)       1.27%(e)
===========================================================================================================
Ratio of net investment
 income to average net
 assets                       1.79%(c)     0.38%     0.80%     0.68%     0.78%      0.75%(d)       0.60%
===========================================================================================================
Portfolio turnover rate         45%          97%       76%       57%       59%        67%            64%
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $462,674,876.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28%.

                       AIM V.I. INTERNATIONAL EQUITY FUND                   151

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. International Equity Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................    13,967,686   350,596  1,070,735
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........    13,625,093   475,137  1,288,787
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................    13,476,309   582,138  1,330,570
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........    13,715,114   491,764  1,182,139
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........    13,762,202   451,275  1,175,540
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................    13,647,715   543,142  1,198,160
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................    13,618,516   550,377  1,220,124
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................    13,508,317   612,651  1,268,049
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................    13,480,994   619,196  1,288,827
 (5)    Approval of changing the Investment
        Objective and Making it Non-
        Fundamental........................    13,314,762   688,330  1,385,925
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............    13,314,762   197,956    922,149

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

152                     AIM V.I. INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. MONEY MARKET FUND
FUND A BULWARK IN VOLATILE MARKETS


HOW DID AIM V.I. MONEY MARKET FUND         THE FUND CONTINUED TO PROVIDE STEADY   |  actions and other factors could perpetu-
PERFORM OVER THE SIX-MONTH                    INCOME AND SAFETY OF PRINCIPAL IN   |  ate the volatility that has characterized
REPORTING PERIOD?                                           THIS ENVIRONMENT...   |  markets in recent months. Whatever the
The first six months of 2000 proved        _______________________________________|  case, the fund is well positioned to
quite unsettling for many investors, with                                            respond quickly to any interest-rate
volatility pushing some to move assets     enough employees, the U.S. economy's      changes and to continue to provide a
into more stable securities such as those  record expansion appeared poised to set   competitive yield.
in which this fund invests. The fund       off inflation. Since the beginning of
continued to provide steady income and     2000, the Fed has raised the federal      An investment in the fund is not a
safety of principal in this environment,   funds rate three times--including a       deposit of a bank and is not insured or
with a weighted average maturity (WAM)     0.50% increase at its May meeting, its    guaranteed by the Federal Deposit
in the 20- to 25-day range during the      biggest increase in more than five        Insurance Corporation or any other
reporting period. As of June 30, 2000,     years--to 6.50%.                          government agency. Although a money
the WAM stood at 20.86 days, and the                                                 market fund seeks to preserve the value
seven-day yield for the fund was 5.96%.    HOW DID THIS ENVIRONMENT AFFECT YIELDS?   of your investment at $1.00 per share,
  The fund finished the six-month          The Treasury yield curve, which normally  it is possible to lose money by
reporting period with a total return       rises steadily from left to right,        investing in the fund. The performance
of 2.75%. This return is particularly      became inverted early in the year and     figures in this report which represent
noteworthy when compared to the Dow        remained so as of this report. The        AIM V.I. Money Market Fund are not
and the Nasdaq, which had returns of       30-year Treasury bond, long considered    intended to reflect actual annuity
-8.44% and -2.54%, respectively, for the   a benchmark for interest rates, has seen  values, and they do not reflect charges
reporting period. The divergence of these  its yield fall since the government       at the separate-account level which
returns is a testament to the stability    announced plans to buy back some 30-year  (if applied) would lower them. Past
the fund can offer in times of market      issues. As a result, the 10-year bond     performance cannot guarantee comparable
volatility.                                has become more of a general benchmark.   future results.
                                             Even so, the two-year Treasury note       The Dow Jones Industrial Average
WHY HAVE MARKETS BEEN SO VOLATILE?         was the high point of the yield curve     (the Dow) is a price-weighted average
A number of factors have contributed       at the end of the reporting period as     of 30 actively traded primarily
to the markets' volatility. During the     some investors, wary of the market's      industrial stocks.
first quarter of the year and into the     volatility, sought the liquidity and        The unmanaged National Association of
second quarter, volatility was             safety of shorter-term issues. Cash       Securities Dealers Automated Quotation
particularly pronounced in the             in the form of three- and six-month       System Composite Index (the Nasdaq) is
technology sector where some companies'    Treasury bills continued to perform       a market-value-weighted index comprising
sky-high valuations came into question.    well, with yields rising from 5.31%       all domestic and non-U.S.-based common
Added to that were rate hikes implemented  to 5.86% and 5.73% to 6.22%, respec-      stocks listed on the Nasdaq system. It
by the Federal Reserve Board (the Fed)     tively, during the reporting period.      includes more than 5,000 companies, and
and investors' concerns regarding                                                    it is often considered representative
potential inflation, which shook market    WHAT IS YOUR NEAR-TERM OUTLOOK?           of the small and medium-sized company
confidence across the board.               While there are signs that the economy    stock universe.
                                           may at last be slowing to a sustainable     While it includes many small and
WHAT WAS THE INTEREST-RATE ENVIRONMENT     growth level, the Fed deems it too early  mid-sized company stocks, large-
DURING THE REPORTING PERIOD?               to say with finality that its rate hikes  capitalization technology companies tend
The Fed has been raising interest rates    have indeed halted inflation. The fact    to dominate the index.
since June 1999 in an effort to slow       that the Fed did not raise interest         An investment cannot be made in an
what it feared was a too-hot growth rate   rates at its recent June meeting may      index. Unless otherwise indicated,
for the U.S. economy. With consumers       indicate that its tightening cycle is     index results include reinvested
spending more and companies struggling     winding down. However, uncertainty over   dividends.
to hire                                    the Fed's


                          AIM V.I. MONEY MARKET FUND                         153

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                          PAR
                                                         (000)       VALUE
COMMERCIAL PAPER - 29.25%(a)

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES - 4.72%

Old Line Funding Corp.
 6.57%, 08/04/00                                        $  3,359 $    3,338,157
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - MULTI PURPOSE - 10.58%

Falcon Asset Securitization Corp.
 6.19%, 09/18/00                                           2,000      1,972,833
-------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
 6.65%, 09/28/00                                           2,559      2,516,929
-------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 6.62%, 07/13/00                                           3,000      2,993,380
-------------------------------------------------------------------------------
                                                                      7,483,142
-------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 3.17%

Corporate Asset Funding Co.
 6.59%, 08/07/00                                           2,260      2,244,693
-------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 10.78%

Du Pont (E.I.) de Nemours and Co.
 6.54%, 07/19/00                                           3,000      2,990,190
-------------------------------------------------------------------------------
General Electric Capital Corp.
 6.06%, 08/28/00                                           2,000      1,980,473
-------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.
 6.60%, 09/18/00                                           2,700      2,660,895
-------------------------------------------------------------------------------
                                                                      7,631,558
-------------------------------------------------------------------------------
  Total Commercial Paper (Cost $20,697,550)                          20,697,550
-------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 5.18%

FINANCIAL (DIVERSIFIED) - 5.18%

AT&T Capital Corp., Medium Term Notes
 7.50%, 11/15/00                                           1,660      1,665,495
-------------------------------------------------------------------------------
Beneficial Corp., Medium Term Notes
 6.33%, 12/18/00                                           1,000        998,072
-------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate Notes,
 Daily VRD Series
 6.86%, 08/21/00(b)(c)                                     1,000        999,708
-------------------------------------------------------------------------------
  Total Short-Term Obligations
   (Cost $3,663,275)                                                  3,663,275
-------------------------------------------------------------------------------

                                                        PAR
                                                       (000)       VALUE
CERTIFICATES OF DEPOSIT - 2.83%

Bank Austria
 5.65%, 07/06/00                                      $  1,000 $      999,994
--------------------------------------------------------------------------------
Commerzbank
 6.31%, 08/22/00                                         1,000      1,000,053
--------------------------------------------------------------------------------
  Total Certificates of Deposit (Cost $2,000,047)                   2,000,047
--------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 11.17%(D)

Merrill Lynch Mortgage Capital, Inc.
 7.40%, 08/17/00(e)                                      3,900      3,900,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 7.23%, 09/01/00(f)                                      4,000      4,000,000
--------------------------------------------------------------------------------
  Total Master Note Agreements
   (Cost $7,900,000)                                                7,900,000
--------------------------------------------------------------------------------
  Total Investments (excluding repurchase agreements)
   (Cost $34,260,872)                                              34,260,872
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 50.88%(g)

Banc One Capital Markets, Inc.
 6.85%, 07/03/00(h)                                      2,208      2,208,110
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
 6.85%(i)                                                3,000      3,000,000
--------------------------------------------------------------------------------
Chase Securities, Inc.
 6.80%, 07/03/00(j)                                      3,400      3,400,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
 6.72%, 07/03/00(k)                                      3,400      3,400,000
--------------------------------------------------------------------------------
UBS Warburg
 6.85%, 07/03/00(l)                                     17,000     17,000,000
--------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 6.85%, 07/03/00(m)                                      7,000      7,000,000
--------------------------------------------------------------------------------
  Total Repurchase Agreements
   (Cost $36,008,110)                                              36,008,110
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.31%                                         70,268,982(n)
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.69%                                 486,096
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $   70,755,078
================================================================================

Investment Abbreviations:

VRD  - Variable Rate Demand

154                        AIM V.I. MONEY MARKET FUND

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The coupon rate shown on floating rate notes represents the rate at period end.
(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined daily. Rates shown are rates in effect on 06/30/00.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(f) The portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/00.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 06/30/00 with a maturing value of $150,085,625. Collateralized by $153,264,000 par value of U.S. Government and Treasury obligations, 0% to 8.00% due 07/03/00 to 08/25/14 with an aggregate market value at 06/30/00 of $153,002,163.
(i) Joint open repurchase agreement entered into 10/05/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $382,155,000 par value of U.S. Government obligations, 0% to 8.22% due 07/05/00 to 01/25/10 with an aggregate market value at 06/30/00 of $358,294,343.
(j) Joint repurchase agreement entered into 06/30/00 with a maturing value of $300,170,000. Collateralized by $543,975,698 par value of U.S. Government and Treasury obligations, 0% to 9.00% due 06/15/09 to 03/01/33 with an aggregate market value at 06/30/00 of $306,003,760.
(k) Joint repurchase agreement entered into 06/30/00 with a maturing value of $150,084,000. Collateralized by $154,584,000 par value of U.S. Government and Treasury obligations, 0% to 7.25% due 11/02/00 to 05/13/05 with an aggregate market value at 06/30/00 of $153,004,476.
(l) Joint repurchase agreement entered into 06/30/00 with a maturing value of $250,142,708. Collateralized by $310,901,218 par value of U.S. Government and Treasury obligations, 6.00% to 8.50% due 03/15/01 to 12/15/37 with an aggregate market value at 06/30/00 of $255,000,262.
(m) Joint repurchase agreement entered into 06/30/00 with a maturing value of $200,114,167. Collateralized by $293,357,525 par value of U.S. Government and Treasury obligations, 5.50% to 9.50% due 01/31/02 to 08/01/29 with an aggregate market value at 06/30/00 of $204,000,456.
(n)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                          AIM V.I. MONEY MARKET FUND                       155

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $34,260,872
---------------------------------------------------------------------
Repurchase agreements                                      36,008,110
---------------------------------------------------------------------
Receivables for:
 Fund shares sold                                             660,149
---------------------------------------------------------------------
 Interest                                                     156,448
---------------------------------------------------------------------
Investment for deferred compensation plan                      29,809
---------------------------------------------------------------------
Other assets                                                      306
---------------------------------------------------------------------
  Total assets                                             71,115,694
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Fund shares reacquired                                       242,250
---------------------------------------------------------------------
 Deferred compensation plan                                    29,809
---------------------------------------------------------------------
Accrued advisory fees                                          24,329
---------------------------------------------------------------------
Accrued administrative services fees                           53,112
---------------------------------------------------------------------
Accrued trustees' fees                                          1,630
---------------------------------------------------------------------
Accrued operating expenses                                      9,486
---------------------------------------------------------------------
  Total liabilities                                           360,616
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $70,755,078
=====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                               70,755,021
=====================================================================
 Net asset value, offering and redemption price per share $      1.00
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                              $2,468,508
----------------------------------------------------------------

EXPENSES:

Advisory fees                                            162,682
----------------------------------------------------------------
Administrative services fee                               57,938
----------------------------------------------------------------
Custodian fees                                            11,295
----------------------------------------------------------------
Trustees' fees                                             1,939
----------------------------------------------------------------
Other                                                     28,675
----------------------------------------------------------------
  Total expenses                                         262,529
----------------------------------------------------------------
Net investment income                                  2,205,979
----------------------------------------------------------------
Net increase in net assets resulting from operations  $2,205,979
================================================================

See Notes to Financial Statements.

156                       AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2000          1999
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  2,205,979  $ 3,640,927
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                         2,205,979    3,640,927
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (2,205,979)  (3,640,927)
-----------------------------------------------------------------------------
Share transactions - net                            (24,397,091)  31,061,846
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets             (24,397,091)  31,061,846
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                 95,152,169   64,090,323
-----------------------------------------------------------------------------
 End of period                                     $ 70,755,078  $95,152,169
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $ 70,755,021  $95,152,112
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities                                                 57           57
-----------------------------------------------------------------------------
                                                   $ 70,755,078  $95,152,169
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare and pay dividends daily from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment

                          AIM V.I. MONEY MARKET FUND                     157
advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $57,938 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,756 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                             JUNE 30, 2000              DECEMBER 31, 1999
                        -------------------------  ----------------------------
                          SHARES        AMOUNT        SHARES         AMOUNT
                        -----------  ------------  -------------  -------------
Sold                     48,551,801  $ 48,551,801    113,630,564  $ 113,630,564
--------------------------------------------------------------------------------
Issued as reinvestment
 of dividends             2,205,979     2,205,979      3,640,927      3,640,927
--------------------------------------------------------------------------------
Issued in connection
 with acquisitions*              --            --     29,800,869     29,800,869
--------------------------------------------------------------------------------
Reacquired              (75,154,871)  (75,154,871)  (116,010,514)  (116,010,514)
--------------------------------------------------------------------------------
                        (24,397,091) $(24,397,091)    31,061,846  $  31,061,846
================================================================================

* As of the close of business on October 15, 1999, the Fund acquired all the net assets of GT Global Variable Money Market Fund ("Variable Money Market Fund") pursuant to a plan of reorganization approved by Variable Money Market Fund's shareholders on August 25, 1999. The acquisition was accomplished by a tax-free exchange of 29,800,869 shares of the Fund for 29,800,869 shares of Variable Money Market Fund outstanding as of the close of business on October 15, 1999. Variable Money Market Fund net assets at that date of $29,800,869 were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $80,730,864.

158                       AIM V.I. MONEY MARKET FUND

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS
                           ENDED           YEAR ENDED DECEMBER 31,                        YEAR ENDED
                          JUNE 30,     ----------------------------------  ELEVEN MONTHS  JANUARY 31,
                            2000        1999     1998     1997     1996     ENDED 1995       1995
                         ----------    -------  -------  -------  -------  -------------  -----------
Net asset value,
 beginning of period      $  1.00      $  1.00  $  1.00  $  1.00  $  1.00     $  1.00       $  1.00
-------------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income      0.03         0.05     0.05     0.05     0.05        0.05          0.04
-------------------------------------------------------------------------------------------------------
Less distributions from
 net investment income      (0.03)       (0.05)   (0.05)   (0.05)   (0.05)      (0.05)        (0.04)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  1.00      $  1.00  $  1.00  $  1.00  $  1.00     $  1.00       $  1.00
=======================================================================================================
Total return(a)              2.75%        4.66%    5.06%    5.14%    4.97%       5.22%         3.98%
=======================================================================================================
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000s omitted)    $70,755      $95,152  $64,090  $58,635  $63,529     $65,506       $31,017
=======================================================================================================
Ratio of expenses to
 average net assets          0.65%(b)     0.60%    0.58%    0.59%    0.55%       0.53%(c)      0.63%(d)
=======================================================================================================
Ratio of net investment
 income to average net
 assets                      5.45%(b)     4.59%    4.94%    5.01%    4.84%       5.40%(c)      4.14%
=======================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $81,430,192.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.70%.

                           AIM V.I. MONEY MARKET FUND                     159

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Money Market Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................    82,407,076   765,331  8,898,575
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........    77,944,551 3,697,133 10,429,298
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................    74,951,345 6,425,362 10,694,275
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........    74,006,451 6,558,990 11,505,541
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........    77,160,135 3,498,461 11,412,386
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................    75,439,544 5,079,344 11,552,094
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................    73,475,397 7,985,788 10,609,797
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................    74,140,229 7,161,336 10,769,417
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................    72,995,172 7,461,236 11,614,574
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................    74,678,430 6,311,105 11,081,447
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............    83,381,955   567,088  8,121,939

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

160                       AIM V.I. MONEY MARKET FUND


SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND

VOLATILE MARKET HITS TECHNOLOGY STOCKS
HOW DID AIM V.I. TELECOMMUNICATIONS                    RECENT VOLATILITY HAS NOT |     showed fundamental weakness. These
AND TECHNOLOGY FUND PERFORM DURING THE               DAMPENED OUR ENTHUSIASM FOR |     included stocks of some business-to-
REPORTING PERIOD?                              TELECOMMUNICATIONS AND TECHNOLOGY |     business companies.
Technology stocks experienced extreme               STOCKS. IN FACT, THIS MARKET |        The majority of stocks in the fund's
volatility during the past six months,                    PRESENTED MAJOR BUYING |     portfolio had earnings growth and solid
which hurt fund performance. The fund                             OPPORTUNITIES. |     company fundamentals, making them
reported a six-month return of 0.70%,      ______________________________________|     good long-term investments. Earnings
slightly outperforming its benchmark,                                                  were strong for many of our holdings,
the S&P 500, which produced a return of                                                supporting our investment strategy.
-0.43% during the same time frame.                                                     We look at companies in terms of their
                                                                                       earnings--we strive to understand what's
WHAT WERE THE MAJOR TRENDS IN EQUITY       market volatility. The Federal Reserve      behind the numbers, what factors drive a
MARKETS OVER THE REPORTING PERIOD?         Board (the Fed) continued its year-long     company's earnings and if those factors
Equity markets reached record highs        series of interest-rate increases. In May,  are sustainable.
near the beginning of 2000 in a rally      the Fed raised the federal funds rate to       Meanwhile, long-term trends remain
dominated by technology, media and         6.50%, its highest level in nine years.     positive, including global expansion,
telecommunications stocks, commonly        Since June 1999, the Fed has increased      mergers and acquisitions, the growth of
dubbed TMTs. This rally lasted until       interest rates six times for a total of     wireless communications and the build-out
March, when a sharp sell-off in TMT        175 basis points (1.75%) in a pre-emptive   of the Internet.
stocks ensued. In mid-April, the tech-     effort to keep inflation in check. At its
heavy Nasdaq plunged, and other major      June 2000 meeting, the Fed opted to leave   WHAT TECHNOLOGY TRENDS WERE MOST
markets followed suit. The rest of the     rates unchanged, but left the door          IMPORTANT TO THE FUND'S INVESTMENT
period was marked by intense day-to-day    open for possible increases in August.      STRATEGY?
volatility. Markets were weak throughout      Problems with software giant Microsoft
May and improved in June, essentially      also contributed to tech-market volatility. We believe that one of the most important
ending the period flat.                    In April, a federal judge ruled that        trends to watch is increasing bandwidth.
                                           Microsoft is a monopoly, and the Justice    Think of fiber-optic phone wires and
WHY WERE TECHNOLOGY STOCKS SO VOLATILE     Department asked the court to split         television cables as pipes through which
OVER THE PAST SIX MONTHS?                  Microsoft into two companies. (The fund     information flows. Bandwidth measures
A number of factors combined to shake      does not hold Microsoft stock.)             the size of the pipe--the higher the
investor confidence and contribute to         In addition, stocks of business-to-      bandwidth, the more information that
                                           business and business-to-consumer           can flow through at faster speeds. We
FUND PERFORMANCE                           technology companies declined because       invested in companies that are building
                                           investors wanted to see profits to          the pipelines to improve the flow of
Average Annual Total Returns               justify their high valuations.              video, audio and data over the Internet.
As of 6/30/00                                                                          These firms included fiber optics,
-----------------------------------------  HOW DID YOU MANAGE THE PORTFOLIO DURING     networking, equipment and chip manu-
Inception (10/18/93)               27.20%  THIS ENVIRONMENT?                           facturers, especially communications
-----------------------------------------                                              integrated circuits.
5 years                            30.14   Recent volatility has not dampened our         In addition, the fund sought to capitalize
-----------------------------------------  enthusiasm for telecommunications and       on the trend toward consolidation in the
1 year                             66.40   technology stocks. In fact, this market     fiber-optics industry. On June 30, JDS
-----------------------------------------  presented major buying opportunities.       Uniphase completed a $15 billion acquisi-
                                           We added to holdings that were down         tion of E-Tek Dynamics, both of which
Past performance does not guarantee com-   quite a bit but still met our investment    were fund holdings. On July 11 (after
parable future results. Market volatility  discipline. At the same time, we trimmed    the fund's reporting period closed), JDS
can significantly impact short-term per-   positions from those holdings that          bid $41 billion for SDL, another fund
formance. Results of an investment made                                                holding.
today may differ substantially from the
historical performance shown.


                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND              161

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION
As of 6/30/00, based on total net assets

TOP 10 HOLDINGS                             TOP 10 INDUSTRIES                           TOP 10 COUNTRIES
------------------------------------------  ------------------------------------------  ------------------------------------------
 1. Corning Inc.                     4.61%   1. Communications Equipment        20.75%   1. United States                   75.99%
------------------------------------------  ------------------------------------------  ------------------------------------------
 2. Brocade Communications                   2. Computers (Software & Services) 15.80    2. Canada                           3.77
    Systems, Inc.                    4.51   ------------------------------------------  ------------------------------------------
------------------------------------------   3. Electronics (Semiconductors)    14.20    3. Japan                            3.37
 3. E-Tek Dynamics, Inc.             3.76   ------------------------------------------  ------------------------------------------
------------------------------------------   4. Telecommunications                       4. Finland                          3.16
 4. Oracle Corp.                     3.67       (Cellular/Wireless)              9.08   ------------------------------------------
------------------------------------------  ------------------------------------------   5. Hong Kong                        1.46
 5. Cisco Systems, Inc.              3.49    5. Computers (Peripherals)          8.15   ------------------------------------------
------------------------------------------  ------------------------------------------   6. Sweden                           1.29
 6. SDL, Inc.                        3.30    6. Computers (Networking)           6.18   ------------------------------------------
------------------------------------------  ------------------------------------------   7. Singapore                        1.24
 7. JDS Uniphase Corp.               3.19    7. Capital Goods/Electrical                ------------------------------------------
------------------------------------------      Equipment                        4.61    8. United Kingdom                   1.04
 8. Nokia Oyj-ADR (Finland)          3.17   ------------------------------------------  ------------------------------------------
------------------------------------------   8. Technology/Computer-                     9. Spain                            0.66
 9. Juniper Networks, Inc.           2.76       Networking                       2.76   ------------------------------------------
------------------------------------------  ------------------------------------------  10. France                           0.51
10. CIENA Corp.                      2.40    9. Telephone                        2.70   ------------------------------------------
------------------------------------------  ------------------------------------------
                                            10. Equipment (Semiconductor)        1.93
                                            ------------------------------------------

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

We believe that this aggressive acquisition  WHAT'S YOUR OUTLOOK FOR THE NEAR FUTURE?   --------------------------------------------
strategy will continue to make JDS a                                                    The performance figures shown here,
leader in fiber optics. In addition, our     Markets could be volatile for the near     which represent AIM V.I. Telecom-
No. 1 holding, Corning, is the world's top   term because of interest-rate concerns.    munications and Technology Fund, are
producer of fiber-optic cable, which it      However, recent economic data indicates    not intended to reflect actual
invented more than 20 years ago.             that the economy may be slowing,           annuity values, and they do not reflect
                                             eliminating the need for further rate      charges at the separate-account level
WHAT WERE SOME OF THE FUND'S OTHER           hikes.                                     which (if applied) would lower them. AIM
TOP HOLDINGS?                                   Even if the Fed raises rates in August, V.I. Telecom-munications and Technology
                                             many technology and telecommunications     Fund's performance figures are historical,
 .  Brocade Communications makes              companies have little debt, making them    and they reflect the reinvestment of
   switches and related software for         largely immune to the effects of rising    distributions and changes in net asset
   connecting corporate storage systems      interest rates. Historically, weak markets value. The fund's investment return and
   and servers, turning them into            are the ideal time to invest and prepare   principal value will fluctuate, so an
   storage-area networks.                    for the next move up as companies innovate investor's shares, when redeemed, may
 .  Oracle, the leading maker of database     and grow in new areas.                     be worth more or less than their
   software, gives multiple users access        Over the long range, we believe that    original cost.
   to the same data simultaneously.          technology and telecommunications will
 .  Cisco Systems is the world's biggest      continue to drive the world economy as     The unmanaged National Association of
   manufacturer of computer networking       wireless communications and Internet       Securities Dealers Automated Quotation
   equipment--the switches and routers       usage expand throughout the globe. The     System Composite Index (the Nasdaq) is
   that direct data across the Internet.     fund will maintain its focus on investing  a market-value-weighted index
   It controls three-fourths of the global   in companies that are leading the global   comprising all domestic and non-U.S.
   market for these products.                information-technology revolution.         based common stocks listed on the Nasdaq
                                                                                        system. It includes more than 5,000
                                                                                        companies, and it is often considered
                                                                                        representative of the small and medium-
                                                                                        sized company stock universe. While it
                                                                                        includes many small and mid-sized
                                                                                        company stocks, large capitalization
                                                                                        companies tend to dominate the index.

                                                                                        Investing in a single-sector mutual
                                                                                        fund may involve greater risk and
                                                                                        potential reward than investing in a
                                                                                        more diversified fund.

                                                                                        The unmanaged Standard & Poor's
                                                                                        Composite Index of 500 Stocks (the
                                                                                        S&P 500) represents the performance
                                                                                        of the stock market.

                                                                                        An investment cannot be made in an
                                                                                        index. Unless otherwise indicated, index
                                                                                        results include reinvested dividends.


162             AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                         MARKET
                                             SHARES      VALUE
DOMESTIC COMMON STOCKS - 75.99%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.92%

UnitedGlobalCom Inc. - Class A(a)              20,700 $    967,725
------------------------------------------------------------------

CAPITAL GOODS/ELECTRICAL EQUIPMENT - 4.61%

Corning Inc.                                   18,000    4,857,750
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 13.37%

CIENA Corp.(a)                                 15,200    2,533,650
------------------------------------------------------------------
Copper Mountain Networks, Inc.(a)              10,700      942,937
------------------------------------------------------------------
E-Tek Dynamics, Inc.(a)                        15,000    3,957,188
------------------------------------------------------------------
JDS Uniphase Corp.(a)                          28,000    3,356,500
------------------------------------------------------------------
Redback Networks Inc.(a)                        3,200      569,600
------------------------------------------------------------------
Sawtek Inc.(a)                                 11,900      684,994
------------------------------------------------------------------
Scientific-Atlanta, Inc.                        5,200      387,400
------------------------------------------------------------------
Turnstone Systems, Inc.(a)                     10,000    1,656,719
------------------------------------------------------------------
                                                        14,088,988
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 6.18%

Cisco Systems, Inc.(a)                         57,800    3,673,912
------------------------------------------------------------------
Exodus Communications, Inc.(a)                 24,000    1,105,500
------------------------------------------------------------------
VeriSign, Inc.(a)                               9,800    1,729,700
------------------------------------------------------------------
                                                         6,509,112
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 8.15%

Brocade Communications Systems, Inc.(a)        25,900    4,752,245
------------------------------------------------------------------
EMC Corp.(a)                                   30,000    2,308,125
------------------------------------------------------------------
Network Appliance, Inc.(a)                     10,000      805,000
------------------------------------------------------------------
SanDisk Corp.(a)                               11,800      722,012
------------------------------------------------------------------
                                                         8,587,382
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 15.80%

BEA Systems, Inc.(a)                            7,500      370,781
------------------------------------------------------------------
BroadVision, Inc.(a)                           24,000    1,219,500
------------------------------------------------------------------
InfoSpace.com, Inc.(a)                         39,000    2,154,750
------------------------------------------------------------------
Inktomi Corp.(a)                               16,000    1,892,000
------------------------------------------------------------------
Oracle Corp.(a)                                46,000    3,866,875
------------------------------------------------------------------
Siebel Systems, Inc.(a)                         6,100      997,731
------------------------------------------------------------------
StorageNetworks, Inc.(a)                          400       36,100
------------------------------------------------------------------
VERITAS Software Corp.(a)                      19,000    2,147,297
------------------------------------------------------------------
VerticalNet, Inc.(a)                           16,500      609,469
------------------------------------------------------------------
WatchGuard Technologies, Inc.(a)               16,000      879,000
------------------------------------------------------------------
Yahoo! Inc.(a)                                 20,000    2,477,500
------------------------------------------------------------------
                                                        16,651,003
------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.45%

Cree, Inc.(a)                                   6,000      801,000
------------------------------------------------------------------
EchoStar Communications Corp.(a)               18,400      609,212
------------------------------------------------------------------
Stratos Lightwave, Inc.(a)                      4,300      119,863
------------------------------------------------------------------
                                                         1,530,075
------------------------------------------------------------------


                                                                  MARKET
                                                        SHARES    VALUE
ELECTRONICS (DEFENSE) - 1.00%

General Motors Corp. - Class H(a)                        12,000 $1,053,000
--------------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.59%

Alpha Industries, Inc.(a)                                14,000    616,875
--------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 11.77%

Advanced Micro Devices, Inc.(a)                          14,000  1,081,500
--------------------------------------------------------------------------
Analog Devices, Inc.(a)                                  15,000  1,140,000
--------------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                          22,000  2,172,500
--------------------------------------------------------------------------
Broadcom Corp. - Class A(a)                              10,600  2,320,738
--------------------------------------------------------------------------
Rambus Inc.(a)                                            9,200    947,600
--------------------------------------------------------------------------
SDL, Inc.(a)                                             12,200  3,479,288
--------------------------------------------------------------------------
Texas Instruments Inc.                                   18,300  1,256,981
--------------------------------------------------------------------------
                                                                12,398,607
--------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.93%

Novellus Systems, Inc.(a)                                25,000  1,414,063
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                         8,500    624,750
--------------------------------------------------------------------------
                                                                 2,038,813
--------------------------------------------------------------------------

TECHNOLOGY/COMPUTER - HARDWARE - 1.05%

Sycamore Networks, Inc.(a)                               10,000  1,103,750
--------------------------------------------------------------------------

TECHNOLOGY/COMPUTER - NETWORKING - 2.76%

Juniper Networks, Inc.(a)                                20,000  2,911,250
--------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 4.62%

Nextel Communications, Inc. - Class A(a)                 10,000    611,875
--------------------------------------------------------------------------
Phone.com, Inc.(a)                                        5,000    325,625
--------------------------------------------------------------------------
Rural Cellular Corp. - Class A(a)                         8,000    612,500
--------------------------------------------------------------------------
Triton PCS Holdings, Inc. - Class A(a)                   30,000  1,732,500
--------------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                      29,000  1,580,500
--------------------------------------------------------------------------
                                                                 4,863,000
--------------------------------------------------------------------------

TELEPHONE - 1.79%

Qwest Communications International Inc.(a)               38,000  1,888,125
--------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $55,865,544)               80,065,455
--------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 17.09%

AUSTRALIA - 0.25%

Telstra Corp. Ltd. - Installment Receipts (Telephone)   115,500    262,155
--------------------------------------------------------------------------

CANADA - 3.77%

Microcell Telecommunications Inc. - Class B-ADR
 (Telecommunications - Cellular/Wirless)(a)               4,900    177,013
--------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)         23,734  1,647,816
--------------------------------------------------------------------------
Nortel Networks Corp. - ADR (Communications Equipment)   21,000  1,433,250
--------------------------------------------------------------------------
PMC-Sierra, Inc. (Electronics-Semiconductors)(a)          4,000    710,750
--------------------------------------------------------------------------
                                                                 3,968,829
--------------------------------------------------------------------------

                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND        163

                                                                      MARKET
                                                          SHARES      VALUE

FINLAND - 3.16%

Nokia Oyj - ADR (Communications Equipment)                  66,800 $  3,335,825
-------------------------------------------------------------------------------

FRANCE - 0.51%

STMicroelectronics N.V. (Electronics - Seminconductors)      8,600      540,838
-------------------------------------------------------------------------------

GERMANY - 0.34%

Epcos A.G. (Electronics - Component Distributors)(a)         3,600      361,549
-------------------------------------------------------------------------------

HONG KONG - 1.46%

China Telecom Ltd. (Telecommunications -
  Cellular/Wireless)(a)                                    174,000    1,534,539
-------------------------------------------------------------------------------

JAPAN - 3.37%

Nippon Telegraph & Telephone Corp.
 (Telecommunications - Long Distance)                           97    1,288,278
-------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Telecommunications -
  Cellular/Wireless)                                            70    1,892,337
-------------------------------------------------------------------------------
Sony Corp. (Electrical Equipment)                            4,000      373,004
-------------------------------------------------------------------------------
                                                                      3,553,619
-------------------------------------------------------------------------------

SINGAPORE - 1.24%

Chartered Semiconductor Manufacturing Ltd. - ADR
 (Electronics - Semiconductors)(a)                          14,500    1,305,000
-------------------------------------------------------------------------------

SPAIN - 0.66%

Telefonica S.A. (Telephone)(a)                              32,251      691,433
-------------------------------------------------------------------------------

                                                                   MARKET
                                                       SHARES      VALUE

SWEDEN - 1.29%

Telefonaktiebolaget LM Ericsson A.B. - ADR
 (Communications Equipment)                              68,000 $  1,360,000
----------------------------------------------------------------------------

UNITED KINGDOM - 1.04%

Vodafone AirTouch PLC (Telecommunications -
  Cellular/Wireless)                                    271,064    1,094,948
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $8,192,550)                                                    18,008,735
----------------------------------------------------------------------------

MONEY MARKET FUNDS - 6.53%

STIC Liquid Assets Portfolio(b)                       3,438,903    3,438,903
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                               3,438,903    3,438,903
----------------------------------------------------------------------------
  Total Money Market Funds (Cost $6,877,806)                       6,877,806
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.61%
 (COST $70,935,900)                                              104,951,996
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.39%                                407,517
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $105,359,513
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

a) Non-income producing security.
b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

164             AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $70,935,900)           $104,951,996
----------------------------------------------------------------------
Foreign currencies, value (cost $536,832)                      539,595
----------------------------------------------------------------------
Receivables for:
 Investments sold                                              802,591
----------------------------------------------------------------------
 Dividends                                                      36,033
----------------------------------------------------------------------
Investment for deferred compensation plan                        2,845
----------------------------------------------------------------------
  Total assets                                             106,333,060
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                         779,775
----------------------------------------------------------------------
 Deferred compensation plan                                      2,845
----------------------------------------------------------------------
Accrued advisory fees                                           84,277
----------------------------------------------------------------------
Accrued administrative services fees                            40,899
----------------------------------------------------------------------
Accrued trustees' fees                                           1,517
----------------------------------------------------------------------
Accrued operating expenses                                      64,234
----------------------------------------------------------------------
  Total liabilities                                            973,547
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $105,359,513
======================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                 3,175,102
======================================================================
 Net asset value, offering and redemption price per share $      33.18
======================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax $6,025)                 $  1,942,227
-------------------------------------------------------------------------------
Interest                                                                   424
-------------------------------------------------------------------------------
  Total investment income                                            1,942,651
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          526,762
-------------------------------------------------------------------------------
Administrative services fee                                            115,338
-------------------------------------------------------------------------------
Custodian fees                                                          29,825
-------------------------------------------------------------------------------
Transfer agent fees                                                      1,046
-------------------------------------------------------------------------------
Trustees' fees                                                           1,670
-------------------------------------------------------------------------------
Printing                                                                56,338
-------------------------------------------------------------------------------
Other                                                                   25,943
-------------------------------------------------------------------------------
  Total expenses                                                       756,922
-------------------------------------------------------------------------------
Net investment income                                                1,185,729
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
 FOREIGN CURRENCIES

Net realized gain from:
  Investment securities                                             17,735,955
-------------------------------------------------------------------------------
  Foreign currencies                                                    24,323
-------------------------------------------------------------------------------
                                                                    17,760,278
-------------------------------------------------------------------------------

Change in net unrealized appreciation (depreciation) of:
  Investment securities                                            (18,865,560)
-------------------------------------------------------------------------------
  Foreign currencies                                                    (8,411)
-------------------------------------------------------------------------------
                                                                   (18,873,971)
-------------------------------------------------------------------------------
  Net gain (loss) on investment securities and foreign currencies   (1,113,693)
-------------------------------------------------------------------------------
  Net increase in net assets resulting from operations            $     72,036
===============================================================================

See Notes to Financial Statements.

                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                    JUNE 30,    DECEMBER 31,
                                                      2000          1999
                                                  ------------  ------------
OPERATIONS:

 Net investment income (loss)                     $  1,185,729  $   (468,914)
-----------------------------------------------------------------------------
 Net realized gain from investment securities and
  foreign currencies                                17,760,278    21,064,128
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                               (18,873,971)   36,865,952
-----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                          72,036    57,461,166
-----------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                     --   (15,618,065)
-----------------------------------------------------------------------------
 Share transactions--net                            (3,140,287)   (2,874,672)
-----------------------------------------------------------------------------
   Net increase (decrease) in net assets            (3,068,251)   38,968,429
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                               108,427,764    69,459,335
-----------------------------------------------------------------------------
 End of period                                    $105,359,513  $108,427,764
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                    $ 40,942,513  $ 44,082,800
-----------------------------------------------------------------------------
 Undistributed net investment income                 1,185,729            --
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities and foreign currencies                 29,223,569    11,463,291
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                            34,007,702    52,881,673
-----------------------------------------------------------------------------
                                                  $105,359,513  $108,427,764
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Telecommunications and Technology Fund (the "Fund"), (formerly named the GT Global Variable Telecommunications Fund), is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is long-term growth of capital.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of

166             AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
    determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $115,338 of which AIM retained $24,863 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $1,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $63,959,154 and $66,114,552, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $37,092,678
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,076,582)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $34,016,096
==========================================================================

Investments have the same cost for tax and financial statement purposes.

                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND        167

NOTE 6 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                               JUNE 30, 2000           DECEMBER 31, 1999
                           ----------------------  --------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT
                           --------  ------------  -----------  -------------
Sold                        455,842  $ 15,592,700    6,650,710  $ 148,837,352
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                       --            --      763,720     15,618,065
------------------------------------------------------------------------------
Reacquired                 (570,760)  (18,732,987)  (7,487,234)  (167,330,089)
------------------------------------------------------------------------------
                           (114,918) $ (3,140,287)     (72,804) $  (2,874,672)
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                          SIX MONTHS
                            ENDED               YEAR ENDED DECEMBER 31,
                           JUNE 30,     ------------------------------------------------
                             2000         1999      1998      1997      1996      1995
                          ----------    --------   -------   -------   -------   -------
Net asset value,
 beginning of period       $  32.96     $  20.66   $ 18.40   $ 18.14   $ 16.87   $ 13.98
-----------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                      0.37        (0.14)    (0.01)    (0.02)    (0.05)     0.02
-----------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                (0.15)       18.46      3.99      2.59      3.31      3.26
-----------------------------------------------------------------------------------------
   Total from investment
    operations                 0.22        18.32      3.98      2.57      3.26      3.28
-----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income             --           --        --        --     (0.02)    (0.03)
-----------------------------------------------------------------------------------------
  Distributions from net
   realized gains                --        (6.02)    (1.72)    (2.31)    (1.97)    (0.36)
-----------------------------------------------------------------------------------------
   Total distributions           --        (6.02)    (1.72)    (2.31)    (1.99)    (0.39)
-----------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  33.18     $  32.96   $ 20.66   $ 18.40   $ 18.14   $ 16.87
=========================================================================================
Total return(a)                0.67%      106.52%    22.11%    14.56%    19.34%    23.66%
=========================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $105,360     $108,428   $69,459   $68,186   $63,258   $50,778
=========================================================================================
Ratio of expenses to
 average net assets
  with fee waivers             1.44%(b)     1.27%     1.17%     1.11%     1.12%     1.20%
-----------------------------------------------------------------------------------------
  without fee waivers          1.44%(b)     1.27%     1.18%     1.16%     1.17%     1.26%
=========================================================================================
Ratio of interest
 expense to average net
 assets                          --         0.01%     0.01%       --        --        --
=========================================================================================
Ratio of net investment
 income (loss) to
 average net assets            2.25%(b)    (0.62)%   (0.04)%   (0.10)%   (0.26)%    0.16%
=========================================================================================
Portfolio turnover rate          63%         124%       73%       91%       77%       70%
=========================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $106,062,593.

168             AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Diversified Income Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund so that it is non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................     2,692,442    86,309    320,685
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........     2,598,639   142,777    358,020
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................     2,585,923   183,324    330,189
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........     2,579,593   122,016    397,827
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........     2,529,339   168,336    401,761
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................     2,580,424   124,721    394,291
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................     2,479,229   211,303    408,904
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................     2,505,624   189,803    404,009
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................     2,506,633   184,979    407,824
 (5)    Approval of changing the Investment
        Objective so that it is Non-
        Fundamental........................     2,503,307   191,474    404,655
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............     2,787,379    40,460    271,597

                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND            169

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

AIM V.I. VALUE FUND

FUND WEATHERS VOLATILE MARKET

HOW DID AIM V.I. VALUE FUND PERFORM OVER                       IN THIS ENVIRONMENT, |  at good prices were difficult to find over
THE REPORTING PERIOD?                                    WE TENDED TO FOCUS MORE ON |  the past few months. In this environment,
AIM V.I. Value Fund reported flat results                          EARNINGS GROWTH. |  we tended to focus more on earnings
for the six months ended June 30, 2000,    _________________________________________|  growth.
with a -0.27% return. The fund's                                                          To concentrate on our best-performing
performance was in line with that of its   WHAT WERE MARKET CONDITIONS LIKE            companies, we kept the number of holdings
benchmark, the S&P 500, which produced a   DURING THE PAST SIX MONTHS?                 at about 50. The fund's major sectors
return of -0.43% during the same time      The past six months saw extreme market      continued to be broadcasting, technology,
frame.                                     volatility. During the first three months   retail and finance.
   While the fund and its benchmark were   of 2000, market indexes such as the Dow
both relatively flat on a six-month basis, and the Nasdaq rose to new heights in a     BESIDES MARKET VOLATILITY, WHAT OTHER
AIM V.I. Value Fund beat the S&P 500's     rally dominated by technology stocks. But   FACTORS AFFECTED FUND PERFORMANCE?
performance over the year ended June 30,   near the end of March, market sentiment     Our holdings in cable TV hurt performance
2000. The fund reported average annual     soured as investors worried whether tech    in the second quarter of 2000. Cable-TV
total returns of 13.20%, compared to the   stocks were overpriced. A sharp sell-off    stocks such as fund holdings Comcast and
7.24% return of the S&P 500.               in the technology sector ensued,            Cox Communications took a hit near the end
                                           particularly for Internet companies with    of the reporting period because of
                                           no earnings.                                concerns over cash-flow growth and
                                              Interest-rate concerns also roiled the   competition from satellite companies.
FUND PERFORMANCE                           markets during the reporting period. The    Even though short-term performance
                                           Federal Reserve Board (the Fed) continued   disappointed, we believe that the long-
AVERAGE ANNUAL TOTAL RETURNS               to raise interest rates in an effort to     term prospects for these firms and cable
                                           slow the economy and prevent inflation.     stocks in general are strong, especially
As of 6/30/00                              In May, the Fed raised the federal funds    as cable companies enter the telephone
                                           rate to 6.50%, its highest level in nine    business.
------------------------------------------ years. Since June 1999, the Fed has            In addition, the fund was under-
Inception (5/5/93)                  21.26% increased interest rates six times for a    weighted in health-care stocks,
------------------------------------------ total of 1.75%. At its June 2000 meeting,   particularly drug manufacturers, an area
5 years                             21.82  the Fed chose to leave rates unchanged but  that performed well during the past six
------------------------------------------ hinted that more increases may occur later  months. We were cautious about this
1 year                              13.20  in the summer.                              industry because of political risks:
                                              For all the intense market activity of   Congress and President Clinton continue
RESULTS OF A $10,000 INVESTMENT            the past six months, the S&P 500 ended the  to dicker over how to inject a Medicare
                                           period flat, with the Dow down 8.44% and    drug benefit into the current system. In
5/5/93-6/30/00                             the Nasdaq down 2.54%.                      addition, drug companies face increasing
                                                                                       pressure from consumers to lower costs.
AIM V.I. Value Fund.........  $39,718      HOW DID YOU MANAGE THE FUND DURING
S&P 500 Index...............  $38,261      THESE CONDITIONS?                           WHAT STOCKS PERFORMED WELL FOR
                                           Volatility hurt the fund's performance      THE FUND?
Index's performance figures are for the    during the second quarter of 2000. The      Our semiconductor holdings such as Analog
period 4/30/93 through 6/30/00. Past       fund invests in companies with strong       Devices and Applied Materials benefited
performance cannot guarantee comparable    earnings growth and reasonable stock        from strong demand for computer chips,
future results. MARKET VOLATILITY CAN      prices; however, good companies selling     increased earnings and rising stock
SIGNIFICANTLY IMPACT SHORT-TERM                                                        prices. Cellular-phone maker Nokia and
PERFORMANCE. RESULTS OF AN INVESTMENT                                                  mobile-phone service provider Nextel also
MADE TODAY MAY DIFFER SUBSTANTIALLY                                                    reported excellent earnings, propelled by
FROM THE HISTORICAL PERFORMANCE SHOWN.

170                                                     AIM V.I. Value Fund

SEMIANNUAL REPORT/MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

TOP 10 HOLDINGS                                                                        TOP 10 INDUSTRIES
------------------------------------------                                              1. Broadcasting (Television, Radio
 1. Comcast Corp.-Class A            5.95%                                                 & Cable)                        10.16%
------------------------------------------                                             ------------------------------------------
 2. Nextel Communications, Inc.-                                                        2. Computers (Hardware)             8.19
    Class A                          5.60                                              ------------------------------------------
------------------------------------------                                              3. Communications Equipment         7.12
 3. Nokia Oyj-ADR (Finland)          4.89                                              ------------------------------------------
------------------------------------------                                              4. Retail (General Merchandise)     6.35
 4. Target Corp.                     4.38                                              ------------------------------------------
------------------------------------------                                              5. Telecommunications (Cellular/
 5. Cox Communications, Inc.-Class A 4.21                                                  Wireless)                        5.60
------------------------------------------                                             ------------------------------------------
 6. Tyco International Ltd. (Bermuda)3.89                                               6. Electronics (Semiconductors)     4.61
------------------------------------------                                             ------------------------------------------
 7. Morgan Stanley Dean Witter & Co. 3.47                                               7. Investment Banking/Brokerage     4.21
------------------------------------------                                             ------------------------------------------
 8. Apple Computer, Inc.             3.45                                               8. Equipment (Semiconductor)        4.03
------------------------------------------                                             ------------------------------------------
 9. Analog Devices, Inc.             2.93                                               9. Manufacturing (Diversified)      3.89
------------------------------------------                                             ------------------------------------------
10. First Data Corp.                 2.92                                              10. Services (Data Processing)       3.68
------------------------------------------                                             ------------------------------------------

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.


      THE NEAR-TERM OUTLOOK FOR STOCKS  |  vindicating the company. The diversified    ------------------------------------------
        COULD DEPEND TO A LARGE EXTENT  |  corporation has interests in electronics,
     ON THE FED'S ABILITY TO BRING THE  |  plastics, valves and pipes, and fire and    The performance figures shown represent
          ECONOMY TO A "SOFT LANDING."  |  security products.                          AIM V.I. Value Fund; they are not intended
________________________________________|                                              to reflect actual annuity values, and they
                                           WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?     do not reflect charges at the separate-
                                           The near-term outlook for stocks could      account level which (if applied) would
                                           depend to a large extent on the Fed's       lower the performance results.
the explosive growth of the wireless-      ability to bring the economy to a "soft
telecommunications market.                 landing." There are signs that the economy  The fund's performance figures are
   We also continued to hold Target        could be slowing. Consequently, the Fed     historical, and they reflect the
because the company shows strong earnings  may wind down its tightening cycle,         reinvestment of distributions and changes
growth, and its stock is selling at a      although the central bank could approve     in net asset value.
reasonable price. Formerly Dayton Hudson,  one or two more rate hikes in the months
the company changed its name in January to ahead. If the Fed succeeds in slowing       The fund's investment return and principal
Target. We anticipate that the name change economic growth to a more sustainable rate  value will fluctuate, so fund shares, when
will benefit the stock as more investors   and in keeping inflation under control, it  redeemed, may be worth more or less than
connect the stock name with the successful could prolong the current record economic   their original cost.
retailer.                                  expansion. Such an environment could prove
   Another long-time fund holding, Tyco    favorable for stocks.                       The unmanaged Dow Jones Industrial Average
International, continues to show earnings     However, uncertainty over the Fed's      (the Dow) is a price-weighted average of
growth. After the end of the reporting     actions and other factors could perpetuate  30 actively traded primarily industrial
period, its stock price jumped on news     the volatility that has characterized       stocks.
that the Securities and Exchange           markets in recent months. In such an
Commission had dropped its inquiry into    environment, investors would be well        The unmanaged National Association of
Tyco's accounting practices, essentially   advised to take a long-term perspective     Securities Dealers Automated Quotation
                                           on their investment.                        System Composite Index (the Nasdaq) is a
                                                                                       market-value-weighted index comprising all
                                                                                       domestic and non-U.S. based common stocks
                                                                                       listed on the Nasdaq system. It includes
                                                                                       more than 5,000 companies, and it is often
                                                                                       considered representative of the small and
                                                                                       medium-sized company stock universe. While
                                                                                       it includes many small and mid-sized
                                                                                       company stocks, large capitalization
                                                                                       companies tend to dominate the index.

                                                                                       The unmanaged Standard & Poor's Composite
                                                                                       Index of 500 Stocks (the S&P 500)
                                                                                       represents the performance of the stock
                                                                                       market.

                                                                                       An investment cannot be made in an index.
                                                                                       Index results include reinvested dividends.

                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE

DOMESTIC COMMON STOCKS - 75.46%

BANKS (MONEY CENTER) - 1.73%

Chase Manhattan Corp. (The)                     1,065,000 $     49,056,562
--------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 10.16%

Comcast Corp. - Class A(a)                      4,170,000      168,885,000
--------------------------------------------------------------------------
Cox Communications, Inc. - Class A(a)           2,624,000      119,556,000
--------------------------------------------------------------------------
                                                               288,441,000
--------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 8.19%

Apple Computer, Inc.(a)                         1,870,000       97,941,250
--------------------------------------------------------------------------
Dell Computer Corp.(a)                          1,191,700       58,765,706
--------------------------------------------------------------------------
Gateway, Inc.(a)                                  693,100       39,333,425
--------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                         401,000       36,465,937
--------------------------------------------------------------------------
                                                               232,506,318
--------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.35%

EMC Corp.(a)                                      107,000        8,232,312
--------------------------------------------------------------------------
Lexmark International Group, Inc. - Class A(a)    871,700       58,621,825
--------------------------------------------------------------------------
                                                                66,854,137
--------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 1.87%

At Home Corp. - Series A(a)                     1,500,000       31,125,000
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                           188,000        3,560,250
--------------------------------------------------------------------------
Oracle Corp.(a)                                   145,000       12,189,062
--------------------------------------------------------------------------
Unisys Corp.(a)                                   428,000        6,232,750
--------------------------------------------------------------------------
                                                                53,107,062
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.74%

Solectron Corp.(a)                                505,000       21,146,875
--------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 3.39%

Analog Devices, Inc.(a)                         1,096,200       83,311,200
--------------------------------------------------------------------------
Texas Instruments Inc.                            187,000       12,844,562
--------------------------------------------------------------------------
                                                                96,155,762
--------------------------------------------------------------------------

ENTERTAINMENT - 0.12%

Time Warner Inc.                                   45,700        3,473,200
--------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 4.03%

Applied Materials, Inc.(a)                        807,100       73,143,438
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                 562,300       41,329,050
--------------------------------------------------------------------------
                                                               114,472,488
--------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.77%

American Express Co.                              753,000       39,250,125
--------------------------------------------------------------------------
Citigroup Inc.                                    652,000       39,283,000
--------------------------------------------------------------------------
                                                                78,533,125
--------------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE

HEALTH CARE (DIVERSIFIED) - 1.41%

Johnson & Johnson                                393,300 $     40,067,438
-----------------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR
 PHARMACEUTICALS) - 2.29%

Pfizer Inc.                                    1,356,600       65,116,800
-----------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
 SUPPLIES) - 1.97%

Guidant Corp.(a)                               1,133,000       56,083,500
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.11%

Colgate-Palmolive Co.                            110,000        6,586,250
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                             434,000       24,900,750
-----------------------------------------------------------------------------
                                                               31,487,000
-----------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.78%

American International Group, Inc.               632,000       74,260,000
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     85,000        4,754,688
-----------------------------------------------------------------------------
                                                               79,014,688
-----------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 4.21%

Merrill Lynch & Co., Inc.                        184,000       21,160,000
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.               1,183,000       98,484,750
-----------------------------------------------------------------------------
                                                              119,644,750
-----------------------------------------------------------------------------

NATURAL GAS - 1.52%

Williams Cos., Inc. (The)                      1,038,000       43,271,625
-----------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.38%

Schlumberger Ltd.                                145,000       10,820,625
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.25%

Weyerhaeuser Co.                                 162,000        6,966,000
-----------------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.36%

Eastman Kodak Co.                                172,600       10,269,700
-----------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.06%

Lowe's Cos., Inc.                                 39,500        1,621,969
-----------------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 2.11%

Best Buy Co., Inc.(a)                            946,000       59,834,500
-----------------------------------------------------------------------------

RETAIL (DRUG STORES) - 1.83%

Walgreen Co.                                   1,618,000       52,079,375
-----------------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 2.38%

Kroger Co. (The)(a)                            1,108,000       24,445,250
-----------------------------------------------------------------------------
Safeway Inc.(a)                                  956,000       43,139,500
-----------------------------------------------------------------------------
                                                               67,584,750
-----------------------------------------------------------------------------

172                           AIM V.I. VALUE FUND

                                                                     MARKET
                                                        SHARES       VALUE

RETAIL (GENERAL MERCHANDISE) - 6.35%

Costco Wholesale Corp.(a)                              1,700,000 $   56,100,000
-------------------------------------------------------------------------------
Target Corp.                                           2,144,000    124,352,000
-------------------------------------------------------------------------------
                                                                    180,452,000
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.82%

Omnicom Group Inc.                                       581,000     51,745,313
-------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.68%

Automatic Data Processing, Inc.                          400,000     21,425,000
-------------------------------------------------------------------------------
First Data Corp.                                       1,672,000     82,973,000
-------------------------------------------------------------------------------
                                                                    104,398,000
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 5.60%

Nextel Communications, Inc. - Class A(a)               2,600,000    159,087,500
-------------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $1,742,846,294)                                          2,143,292,062
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER
 EQUITY INTERESTS - 12.32%

BERMUDA - 3.89%

Tyco International Ltd. (Manufacturing - Diversified)  2,330,000    110,383,750
-------------------------------------------------------------------------------

CANADA - 3.54%

360networks Inc. (Telecommunications - Long
 Distance)(a)                                            162,300      2,475,075
-------------------------------------------------------------------------------
Celestica Inc. (Electronics - Semiconductors)(a)         701,000     34,787,125
-------------------------------------------------------------------------------
Nortel Networks Corp. (Communications Equipment)         927,500     63,301,875
-------------------------------------------------------------------------------
                                                                    100,564,075
-------------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

FINLAND - 4.89%

Nokia Oyj - ADR (Communications Equipment)       2,783,000 $  138,976,063
--------------------------------------------------------------------------
Total Foreign Stocks & Other Equity Interests
 (Cost $195,746,424)                                          349,923,888
--------------------------------------------------------------------------

MONEY MARKET FUNDS - 12.62%

STIC Liquid Assets Portfolio(b)                179,242,405    179,242,405
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        179,242,405    179,242,405
--------------------------------------------------------------------------
  Total Money Market Funds
   (Cost $358,484,810)                                        358,484,810
--------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.40%
 (Cost $2,297,077,528)                                      2,851,700,760
--------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.40%)                       (11,533,376)
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $2,840,167,384
==========================================================================

Investment Abbreviation:

ADR  - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND                           173

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost $2,297,077,528)        $2,851,700,760
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             50,005,091
------------------------------------------------------------------------
 Fund shares sold                                              4,117,476
------------------------------------------------------------------------
 Dividends                                                     1,937,380
------------------------------------------------------------------------
Investment for deferred compensation plan                         39,724
------------------------------------------------------------------------
Other assets                                                     124,235
------------------------------------------------------------------------
  Total assets                                             2,907,924,666
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        60,570,394
------------------------------------------------------------------------
 Fund shares reacquired                                          485,515
------------------------------------------------------------------------
 Foreign currency contracts - closed                           1,877,130
------------------------------------------------------------------------
 Foreign currency contracts outstanding                        1,519,487
------------------------------------------------------------------------
 Deferred compensation plan                                       39,724
------------------------------------------------------------------------
Accrued advisory fees                                          1,394,233
------------------------------------------------------------------------
Accrued administrative services fees                           1,782,203
------------------------------------------------------------------------
Accrued trustees' fees                                             3,119
------------------------------------------------------------------------
Accrued operating expenses                                        85,477
------------------------------------------------------------------------
  Total liabilities                                           67,757,282
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $2,840,167,384
========================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                                  85,000,452
========================================================================
Net asset value, offering and redemption price per share  $        33.41
========================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $103,785)         $  11,496,234
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      7,923,757
-----------------------------------------------------------------------------
Administrative services fee                                        2,581,721
-----------------------------------------------------------------------------
Custodian fees                                                       119,068
-----------------------------------------------------------------------------
Trustees' fees                                                         3,840
-----------------------------------------------------------------------------
Other                                                                292,912
-----------------------------------------------------------------------------
  Total expenses                                                  10,921,298
-----------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (4,380)
-----------------------------------------------------------------------------
  Net expenses                                                    10,916,918
-----------------------------------------------------------------------------
Net investment income                                                579,316
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS AND OPTION
 CONTRACTS

Net realized gain from:
 Investment securities                                           112,298,575
-----------------------------------------------------------------------------
 Foreign currency contracts                                       14,369,233
-----------------------------------------------------------------------------
 Option contracts written                                            184,917
-----------------------------------------------------------------------------
                                                                 126,852,725
-----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                          (131,660,860)
-----------------------------------------------------------------------------
 Foreign currencies                                                      (69)
-----------------------------------------------------------------------------
 Foreign currency contracts                                       (7,198,624)
-----------------------------------------------------------------------------
                                                                (138,859,553)
-----------------------------------------------------------------------------
Net gain (loss) on investment securities, foreign currencies,
 foreign currency contracts and option contracts                 (12,006,828)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                    $ (11,427,512)
=============================================================================

See Notes to Financial Statements.

174                           AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                DECEMBER 31,
                                               JUNE 30, 2000        1999
                                               --------------  --------------
OPERATIONS:

 Net investment income                         $      579,316  $    3,440,737
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, foreign currency
  contracts and option contracts                  126,852,725     111,811,218
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities,
  foreign currencies, foreign currency
  contracts and option contracts                 (138,859,553)    360,547,238
------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                      (11,427,512)    475,799,193
------------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                                         --      (6,235,364)
------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains                                            --     (32,606,763)
------------------------------------------------------------------------------
Share transactions - net                          468,228,325     725,025,960
------------------------------------------------------------------------------
  Net increase in net assets                      456,800,813   1,161,983,026
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                            2,383,366,571   1,221,383,545
------------------------------------------------------------------------------
 End of period                                 $2,840,167,384  $2,383,366,571
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                 $2,048,218,292  $1,579,989,967
------------------------------------------------------------------------------
 Undistributed net investment income                3,962,918       3,383,602
------------------------------------------------------------------------------
 Undistributed net realized gain from
  investment securities, foreign currencies,
  foreign currency contracts and option
  contracts                                       234,882,834     108,030,109
------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and option contracts         553,103,340     691,962,893
------------------------------------------------------------------------------
                                               $2,840,167,384  $2,383,366,571
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM V.I. Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seventeen separate portfolios. At a meeting held on February 3, 2000, the Board of Directors of AIM Variable Insurance Funds, Inc. approved an Agreement and Plan of Reorganization which was approved by shareholders of the Fund on April 10, 2000. Effective May 1, 2000, pursuant to the Agreement and Plan of Reorganization, AIM Variable Insurance Funds, Inc. was reorganized from a Maryland Corporation to a Delaware business trust. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                              AIM V.I. VALUE FUND                          175

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding foreign currency contracts at June 30, 2000 were as follows:

                                                             UNREALIZED
SETTLEMENT           CONTRACT TO                            APPRECIATION
   DATE     CURRENCY   DELIVER     RECEIVE       VALUE     (DEPRECIATION)
----------  -------- ----------- ------------ ------------ --------------
09/29/00      CAD     92,300,000 $ 62,369,475 $ 62,542,020  $  (172,545)
08/28/00      EUR     97,850,000   92,326,752   93,583,251   (1,256,499)
10/03/00      EUR     54,500,000   52,148,700   52,239,143      (90,443)
-------------------------------------------------------------------------
                     244,650,000 $206,844,927 $208,364,414  $(1,519,487)
=========================================================================

G. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2000, the Fund paid AIM $2,581,721 of which AIM retained $81,468 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2000, the Fund paid legal fees of $3,464 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

176                           AIM V.I. VALUE FUND

NOTE 3 - INDIRECT EXPENSES
For the six months ended June 30, 2000, the Fund received reductions in custodian fees of $4,380 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $4,380.

NOTE 4 - TRUSTEES' FEES
Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $1,163,996,153 and $776,686,706, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $607,448,954
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (54,997,717)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $552,451,237
===========================================================================

Cost of investments for tax purposes is $2,299,249,523.

NOTE 7 - CALL OPTION CONTRACTS
Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                                                    CALL OPTION CONTRACTS
                                                 --------------------------
                                                 NUMBER OF        PREMIUMS
                                                 CONTRACTS        RECEIVED
                                                 ---------        ---------
Beginning of period                                  --           $      --
----------------------------------------------------------------------------
Written                                             900             184,917
----------------------------------------------------------------------------
Expired                                            (900)           (184,917)
============================================================================
End of period                                        --           $      --
============================================================================

NOTE 8 - SHARE INFORMATION
Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                             JUNE 30, 2000            DECEMBER 31, 1999
                        -------------------------  -------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT
                        ----------  -------------  ----------  -------------
Sold                    17,185,455  $ 581,596,937  30,095,501  $ 884,324,432
-----------------------------------------------------------------------------
Issued as reinvestment
 of dividends                   --             --   1,227,239     38,842,126
-----------------------------------------------------------------------------
Reacquired              (3,330,806)  (113,368,612) (6,712,560)  (198,140,598)
-----------------------------------------------------------------------------
                        13,854,649  $ 468,228,325  24,610,180  $ 725,025,960
=============================================================================

NOTE 9 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS                                                 ELEVEN MONTHS
                           ENDED                YEAR ENDED DECEMBER 31,                 ENDED       YEAR ENDED
                          JUNE 30,      ------------------------------------------  DECEMBER 31,    JANUARY 31,
                          2000(a)        1999(a)       1998       1997      1996        1995           1995
                         ----------     ----------  ----------  --------  --------  -------------   -----------
Net asset value,
 beginning of period     $    33.50     $    26.25  $    20.83  $  17.48  $  16.11    $  11.83       $  12.17
---------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.01           0.06        0.09      0.08      0.30        0.11           0.10
---------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                 (0.10)          7.76        6.59      4.05      2.09        4.18          (0.35)
---------------------------------------------------------------------------------------------------------------
  Total from investment
   operations                 (0.09)          7.82        6.68      4.13      2.39        4.29          (0.25)
---------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income              --          (0.09)      (0.13)    (0.19)    (0.10)      (0.01)         (0.09)
---------------------------------------------------------------------------------------------------------------
 Distributions from net
  realized gains                 --          (0.48)      (1.13)    (0.59)    (0.92)         --             --
---------------------------------------------------------------------------------------------------------------
  Total distributions            --          (0.57)      (1.26)    (0.78)    (1.02)      (0.01)         (0.09)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                  $    33.41     $    33.50  $    26.25  $  20.83  $  17.48    $  16.11       $  11.83
===============================================================================================================
Total return(b)               (0.27)%        29.90%      32.41%    23.69%    15.02%      36.25%         (2.03)%
===============================================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $2,840,167     $2,383,367  $1,221,384  $690,841  $369,735    $257,212       $109,257
===============================================================================================================
Ratio of expenses to
 average net assets            0.84%(c)       0.76%       0.66%     0.70%     0.73%       0.75%(d)       0.82%
===============================================================================================================
Ratio of net investment
 income to average net
 assets                        0.04%(c)       0.20%       0.68%     1.05%     2.00%       1.11%(d)       1.17%
===============================================================================================================
Portfolio turnover rate          32%            62%        100%      127%      129%        145%           143%
===============================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $2,629,984,948.
(d) Annualized.

                              AIM V.I. VALUE FUND                           177

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM V.I. Value Fund (the "Fund"), a portfolio of AIM Variable Insurance Funds, Inc. (the "Company"), reorganized as AIM Variable Insurance Funds, a Delaware business trust (the "Trust"), was held on April 10, 2000. The meeting was held for the following purposes:

(1)* To elect ten directors as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provided for the reorganization of the company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4)  To approve changing the fundamental investment restrictions of the Fund.

(5) To approve changing the investment objective of the Fund and making it non-fundamental.

(6) To ratify the selection of Tait, Weller & Baker as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the proxy solicitation on the above matters were as follows:

                                                 VOTES      VOTES    WITHHELD/
       DIRECTORS/MATTER                           FOR      AGAINST  ABSTENTIONS
       -------------------------------------  ----------- --------- -----------
 (1)*   Charles T. Bauer...................   336,558,177    N/A     9,129,703
        Bruce L. Crockett..................   337,513,648    N/A     8,174,232
        Owen Daly II.......................   336,754,219    N/A     8,933,661
        Edward K. Dunn, Jr. ...............   337,481,093    N/A     8,206,787
        Jack M. Fields.....................   337,574,973    N/A     8,112,907
        Carl Frischling....................   337,177,860    N/A     8,510,020
        Robert H. Graham...................   337,319,248    N/A     8,368,632
        Prema Mathai-Davis.................   337,262,043    N/A     8,425,837
        Lewis F. Pennock...................   337,440,897    N/A     8,246,983
        Louis S. Sklar.....................   337,447,894    N/A     8,239,986
 (2)*   Approval of an Agreement and Plan
        of Reorganization which provided
        for the reorganization of AIM
        Variable Insurance Funds, Inc. as a
        Delaware business trust............   318,213,444 8,412,798 19,061,638
 (3)    Approval of a new Investment
        Advisory Agreement.................    64,733,758 2,205,729  5,113,810
 (4)(a) Change to Fundamental Restriction
        on Issuer Diversification..........    62,782,614 2,813,455  6,457,228
 (4)(b) Change to Fundamental Restriction
        on Borrowing Money and Issuing
        Senior Securities..................    62,191,461 3,539,461  6,322,375
 (4)(c) Change to Fundamental Restriction
        on Underwriting Securities.........    63,471,362 2,702,293  5,879,642
 (4)(d) Change to Fundamental Restriction
        on Industry Concentration..........    63,583,770 2,670,769  5,798,758
 (4)(e) Change to Fundamental Restriction
        on Purchasing or Selling Real
        Estate.............................    62,652,287 3,322,826  6,078,184
 (4)(f) Change to Fundamental Restriction
        on Purchasing or Selling
        Commodities........................    62,555,004 3,535,659  5,962,634
 (4)(g) Change to Fundamental Restriction
        on Making Loans....................    62,377,925 3,654,650  6,020,722
 (4)(h) Elimination of Fundamental
        Restriction on Investing for the
        Purpose of Control.................    62,190,684 3,602,146  6,260,467
 (5)    Approval of changing the Investment
        Objective and Making it Non-
        Fundamental........................    61,885,484 3,747,177  6,420,636
 (6)    Ratification of the selection of
        Tait, Weller & Baker as Independent
        Accountants of the Fund............    66,486,391   986,590  4,580,316

------
* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds, Inc.

178                           AIM V.I. VALUE FUND


TRUSTEES, OFFICERS, AND    BOARD OF TRUSTEES                       OFFICERS                   OFFICE OF THE FUND
OTHER SERVICE PROVIDERS    Charles T. Bauer
OF AIM VARIABLE INSURANCE  Director and Chairman                   Charles T. Bauer           11 Greenway Plaza
FUNDS, INC.                A I M Management Group Inc.             Chairman                   Suite 100
                                                                                              Houston, TX 77046
                           Bruce L. Crockett                       Robert H. Graham           (800) 347-1919
                           Director                                President
                           ACE Limited;                                                       INVESTMENT ADVISOR
                           Formerly Director, President, and       Carol F. Relihan
                           Chief Executive Officer                 Senior Vice President and  A I M Advisors, Inc.
                           COMSAT Corporation                      Secretary                  11 Greenway Plaza
                                                                                              Suite 100
                           Owen Daly II                            Gary T. Crum               Houston, TX 77046
                           Formerly Director                       Senior Vice President
                           Cortland Trust Inc.                                                TRANSFER AGENT AND CUSTODIAN
                                                                   Dana R. Sutton
                           Edward K. Dunn Jr.                      Vice President and         State Street Bank and Trust Company
                           Chairman, Mercantile Mortgage Corp.;    Treasurer                  225 Franklin Street
                           Formerly Vice Chairman, President                                  Boston, MA 02110
                           and Chief Operating Officer,            Robert G. Alley
                           Mercantile-Safe Deposit & Trust Co.;    Vice President             COUNSEL TO THE FUNDS
                           and President, Mercantile Bankshares
                                                                   Stuart W. Coco             Freedman, Levy, Kroll &
                           Jack Fields                             Vice President             Simonds
                           Chief Executive Officer                                            1050 Conn. Avenue, N.W.
                           Texana Global Inc. and Twenty First     Melville B. Cox            Washington, D.C. 20036
                           Century Group, Inc.;                    Vice President
                           Formerly, Member of the                                            COUNSEL TO THE TRUSTEES
                           U.S. House of Representatives           Karen Dunn Kelley
                                                                   Vice President             Kramer, Levin, Naftalis & Frankel LLP
                           Carl Frischling                                                    919 Third Avenue
                           Partner                                 Edgar M. Larsen            New York, NY 10022
                           Kramer, Levin, Naftalis & Frankel LLP   Vice President
                                                                                              DISTRIBUTOR
                           Robert H. Graham                        Mary J. Benson
                           Director, President and Chief           Assistant Vice President   A I M Distributors, Inc.
                           Executive Officer                       and Assistant Treasurer    11 Greenway Plaza
                           A I M Management Group Inc.                                        Suite 100
                                                                   Sheri Morris               Houston, TX 77046
                           Prema Mathai-Davis                      Assistant Vice President
                           Formerly, Chief Executive Officer,      and Assistant Treasurer
                           YMCA of the U.S.A.
                                                                   Renee A. Friedli
                           Lewis F. Pennock                        Assistant Secretary
                           Attorney
                                                                   P. Michelle Grace
                           Louis S. Sklar                          Assistant Secretary
                           Executive Vice President, Development
                           and Operations,                         Nancy L. Martin
                           Hines Interests                         Assistant Secretary
                           Limited Partnership
                                                                   Ofelia M. Mayo
                                                                   Assistant Secretary

                                                                   Lisa A. Moss
                                                                   Assistant Secretary

                                                                   Kathleen J. Pflueger
                                                                   Assistant Secretary

                                                                   Samuel D. Sirko
                                                                   Assistant Secretary